UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
 (Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2017

Taxable Bond Funds
  Baird Ultra Short Bond Fund
  Baird Short-Term Bond Fund
  Baird Intermediate Bond Fund
  Baird Aggregate Bond Fund
  Baird Core Plus Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	9
Baird Intermediate Bond Fund	17
Baird Aggregate Bond Fund	25
Baird Core Plus Bond Fund	33
Baird Short-Term Municipal Bond Fund	41
Baird Quality Intermediate Municipal Bond Fund	52
Baird Core Intermediate Municipal Bond Fund	62
Additional Information on Fund Expenses	74
Statements of Assets and Liabilities	76
Statements of Operations	79
Statements of Changes in Net Assets	82
Financial Highlights	90
Notes to the Financial Statements	106
Additional Information	120

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Ultra Short Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$567,765,550

	SEC 30-Day
	Yield(3)
	Institutional Class
	(Subsidized)	1.38%
	Institutional Class
	(Unsubsidized)	1.23%
	Investor Class
	(Subsidized)	1.13%
	Investor Class
	(Unsubsidized)	0.99%

	Average
	Effective
	Duration	0.44 years

Sector Weightings(1)	Average
	Effective
	Maturity	0.78 years

	Annualized
	Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%

	Portfolio
	Turnover Rate	40.5%	†

	Number of
	Holdings	269

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2018.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2017	Months	Year	Years	Inception(1)
Institutional Class Shares	0.63%	1.27%	0.85%	1.06%
Investor Class Shares	0.52%	1.04%	0.61%	0.82%
Bloomberg Barclays U.S. Short-Term
Government/Corporate Index(2)	0.43%	0.72%	0.51%	0.48%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
United States Treasury Note/Bond:
1.000%, 09/15/2017	$34,100,000	$34,094,987	6.0%
0.875%, 01/15/2018	77,300,000	77,179,103	13.6%
1.000%, 05/15/2018	34,200,000	34,117,168	6.0%
Total U.S. Treasury Securities
(Cost $145,528,664)		145,391,258	25.6%
Other Government Related Security
Other Government Related Security#		1,502,719	0.3%
Total Other Government Related Security
(Cost $1,503,879)		1,502,719	0.3%
Corporate Bonds
Industrials
AbbVie, Inc.,
1.800%, 05/14/2018	3,500,000	3,504,417	0.6%
Anheuser-Busch InBev Worldwide, Inc.,
6.500%, 07/15/2018	2,880,000	3,019,761	0.5%
EI du Pont de Nemours & Co.,
1.700%, 05/01/2020∞	5,000,000	5,030,055	0.9%
Enbridge Energy Partners LP,
Class B, 6.500%, 04/15/2018	4,000,000	4,141,884	0.7%
Enterprise Products Operating LLC,
Class L, 6.300%, 09/15/2017	3,500,000	3,530,499	0.6%
Harris Corp.,
1.999%, 04/27/2018	4,000,000	4,005,464	0.7%
Hyundai Capital America,
2.099%, 04/03/2020
(Acquired 03/29/2017, Cost $3,000,000)∞*	3,000,000	3,008,529	0.5%
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 01/30/2017
through 03/17/2017, Cost $3,807,216)*	3,725,000	3,802,350	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	$3,308,000	$3,430,227	0.6%
Mylan, Inc.,
2.600%, 06/24/2018	4,000,000	4,028,732	0.7%
Phillips 66,
1.886%, 04/15/2020
(Acquired 04/11/2017, Cost $3,000,000)∞*	3,000,000	3,006,033	0.5%
Potash Corp of Saskatchewan, Inc.,
3.250%, 12/01/2017 f	3,609,000	3,631,242	0.6%
Republic Services, Inc.,
3.800%, 05/15/2018	4,000,000	4,070,688	0.7%
RPM International, Inc.,
6.500%, 02/15/2018	2,750,000	2,829,720	0.5%
Teva Pharmaceutical Finance Netherlands III BV,
1.400%, 07/20/2018 f	3,500,000	3,491,758	0.6%
Zoetis, Inc.,
1.875%, 02/01/2018	2,750,000	2,751,669	0.5%
Other Industrials#		70,355,169	12.5%
Total Industrials
(Cost $127,506,170)		127,638,197	22.4%
Utilities
Other Utilities#		7,874,366	1.4%
Total Utilities
(Cost $7,880,377)		7,874,366	1.4%
Financials
ABN AMRO Bank NV,
1.798%, 01/18/2019 (Acquired 01/11/2017
through 04/04/2017, Cost $4,503,162)∞* f	4,500,000	4,516,735	0.8%
Bank of America Corp.,
6.875%, 04/25/2018	3,000,000	3,121,887	0.5%
Barclays PLC,
2.000%, 03/16/2018 f	3,900,000	3,903,966	0.7%
BPCE SA,
1.625%, 01/26/2018 f	3,000,000	2,995,026	0.5%
Citigroup, Inc.,
1.700%, 04/27/2018	3,000,000	2,996,994	0.5%
Compass Bank,
1.850%, 09/29/2017	3,015,000	3,015,730	0.5%
Jefferies Group LLC,
5.125%, 04/13/2018	3,250,000	3,333,574	0.6%
KEB Hana Bank,
2.021%, 04/05/2020
(Acquired 03/27/2017, Cost $3,000,000)∞* f	3,000,000	2,999,595	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Manufacturers & Traders Trust Co.,
6.625%, 12/04/2017	$2,810,000	$2,867,172	0.5%
National Bank of Canada,
1.788%, 06/12/2020∞ f	4,000,000	4,012,988	0.7%
Royal Bank of Canada,
1.415%, 10/13/2017∞ f	3,000,000	3,001,938	0.5%
Voya Financial, Inc.,
2.900%, 02/15/2018	3,834,000	3,859,933	0.7%
Other Financials#		99,519,028	17.7%
Total Financials
(Cost $139,946,376)		140,144,566	24.7%
Total Corporate Bonds
(Cost $275,332,923)		275,657,129	48.5%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		4,002,740	0.7%
Total Taxable Municipal Bonds
(Cost $4,004,481)		4,002,740	0.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		968,245	0.2%
Total U.S. Government Agency Issues
(Cost $957,809)		968,245	0.2%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues#		14,581,556	2.6%
Total Non-U.S. Government Agency Issues
(Cost $14,475,262)		14,581,556	2.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		7,649,650	1.3%
Total U.S. Government Agency Issues
(Cost $7,636,454)		7,649,650	1.3%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2014-4, Class A, 1.430%, 06/15/2020	3,100,000	3,100,611	0.5%
Bank of The West Auto Trust,
Series 2014-1, Class A4, 1.650%, 03/16/2020
(Acquired 02/16/2017, Cost $2,782,417)*	2,780,000	2,781,518	0.5%
Barclays Dryrock Issuance Trust,
Series 2014-5, Class A, 1.480%, 09/15/2020	3,000,000	3,000,585	0.5%
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A2, 1.720%, 01/22/2019	3,310,580	3,312,315	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7, 5.750%, 07/15/2020	$3,000,000	$3,026,594	0.5%
Chase Issuance Trust:
Series 2014-A6, Class A6, 1.260%, 07/15/2019	4,100,000	4,099,768	0.7%
Series 2013-A1, Class A1, 1.300%, 02/18/2020	2,500,000	2,497,581	0.4%
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 1.360%, 01/15/2020
(Acquired 02/22/2017, Cost $3,265,076)*	3,266,990	3,263,073	0.6%
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1, 5.350%, 02/07/2020	4,500,000	4,601,427	0.8%
Discover Card Execution Note Trust,
Series 2007-A1, Class A1, 5.650%, 03/16/2020	3,120,000	3,147,658	0.6%
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021
(Acquired 08/23/2016 through 01/18/2017,
Cost $2,706,628)*	2,706,872	2,706,980	0.5%
First National Master Note Trust 2017-1,
Series 2017-1, Class A, 1.559%, 04/18/2022∞	4,150,000	4,153,615	0.7%
Ford Credit Auto Owner Trust 2015-B,
Series 2015-B, Class A3, 1.160%, 11/15/2019	3,132,619	3,128,297	0.6%
Hyundai Auto Lease Securitization Trust,
Series 2016-A, Class A3, 1.600%, 07/15/2019
(Acquired 02/23/2017 through 06/20/2017,
Cost $3,713,345)*	3,710,000	3,710,867	0.7%
Mercedes Benz Auto Lease Trust,
Series 2015-B, Class A4, 1.530%, 05/17/2021	3,600,000	3,600,660	0.6%
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	3,275,560	3,272,362	0.6%
MMAF Equipment Finance LLC,
Series 2016-AA, Class A2, 1.390%, 12/17/2018
(Acquired 10/26/2016 through 02/27/2017,
Cost $3,746,051)*	3,745,143	3,744,710	0.7%
Nissan Auto Lease Trust 2017-A,
Series 2017-A, Class A2A, 1.640%, 09/16/2019	3,625,000	3,623,916	0.6%
Synchrony Credit Card Master Note Trust:
Series 2012-6, Class A, 1.360%, 08/17/2020	3,150,000	3,149,702	0.6%
Series 2014-1, Class A, 1.610%, 11/15/2020	5,000,000	5,002,847	0.9%
Other Asset Backed Securities#		39,712,349	6.9%
Total Other Asset Backed Securities
(Cost $108,672,879)		108,637,435	19.1%
Total Long-Term Investments
(Cost $558,112,351)		558,390,732	98.3%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investments
			% of
	Shares	Value	Net Assets
Short-Term Investments
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	8,941,015	$8,941,015	1.6%
Total Short-Term Investments
(Cost $8,941,015)		8,941,015	1.6%
Total Investments
(Cost $567,053,366)		567,331,747	99.9%
Other Assets in Excess of Liabilities		433,803	0.1%
TOTAL NET ASSETS		$567,765,550	100.0%
Notes to Summary Schedule of Investments
∞	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities’ rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $33,540,390, which represents 5.91% of total net assets.

f	Foreign Security.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $42,562,803 representing 7.49% of net assets.
«	7-Day Yield.

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$145,391,258	$—	$145,391,258
Other Government Related Security	—	1,502,719	—	1,502,719
Corporate Bonds	—	275,657,129	—	275,657,129
Taxable Municipal Bonds	—	4,002,740	—	4,002,740
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	968,245	—	968,245
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	14,581,556	—	14,581,556
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	7,649,650	—	7,649,650
Other Asset Backed Securities	—	108,637,435	—	108,637,435
Total Long-Term Investments	—	558,390,732	—	558,390,732
Short-Term Investment
Money Market Mutual Fund	8,941,015	—	—	8,941,015
Total Short-Term Investment	8,941,015	—	—	8,941,015
Total Investments	$8,941,015	$558,390,732	$—	$567,331,747

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$4,588,541,420

	SEC 30-Day
	Yield(3)
	Institutional Class	1.71%
	Investor Class	1.45%

	Average
	Effective
	Duration	1.94 years

	Average
	Effective
	Maturity	2.11 years

	Annualized
Sector Weightings(1)	Expense
	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate	24.3%	†

	Number of
	Holdings	566

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Short-Term Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2017	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	1.10%	1.02%	1.82%	2.76%	2.83%	N/A
Investor Class Shares	0.98%	0.77%	N/A	N/A	N/A	1.39%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Bond Index(1)	0.72%	0.35%	0.95%	2.30%	2.43%	0.90%

(1)
The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 08/31/2019	$163,225,000	$163,970,938	3.6%
2.625%, 08/15/2020	77,900,000	80,343,490	1.8%
1.375%, 08/31/2020	736,225,000	731,048,602	15.9%
Total U.S. Treasury Securities
(Cost $977,822,389)		975,363,030	21.3%
Other Government Related Securities
Other Government Related Securities#		50,557,344	1.1%
Total Other Government Related Securities
(Cost $50,250,310)		50,557,344	1.1%
Corporate Bonds
Industrials
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020
(Acquired 01/11/2017, Cost $21,950,280)*	22,000,000	22,031,966	0.5%
Cenovus Energy, Inc.,
5.700%, 10/15/2019 f	20,000,000	21,107,800	0.5%
CF Industries, Inc.,
6.875%, 05/01/2018	19,412,000	20,164,215	0.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016
through 01/03/2017, Cost $19,163,165)*	19,135,000	19,582,300	0.4%
DXC Technology Co.,
2.875%, 03/27/2020 (Acquired 03/13/2017
through 06/21/2017, Cost $22,467,797)*	22,344,000	22,624,931	0.5%
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015
through 10/26/2016, Cost $19,118,635)*	19,000,000	19,029,526	0.4%
Harris Corp.,
1.999%, 04/27/2018	17,030,000	17,053,263	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Keysight Technologies, Inc.,
3.300%, 10/30/2019	$20,625,000	$21,008,625	0.5%
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 02/15/2017
through 04/29/2015, Cost $20,190,090)* f	20,050,000	18,849,967	0.4%
Republic Services, Inc.,
3.800%, 05/15/2018	15,490,000	15,763,739	0.3%
Teva Pharmaceutical Finance Netherlands III BV,
2.200%, 07/21/2021 f	15,654,000	15,366,890	0.3%
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	16,550,787	0.4%
TSMC Global Ltd.,
1.625%, 04/03/2018
(Acquired 08/05/2014 through 11/03/2015,
Cost $15,871,380)* f	15,919,000	15,886,888	0.3%
Verisk Analytics, Inc.,
4.875%, 01/15/2019	19,150,000	19,940,838	0.4%
Other Industrials#		1,033,412,063	22.6%
Total Industrials
(Cost $1,294,938,000)		1,298,373,798	28.3%
Utilities
Other Utilities#		123,476,703	2.7%
Total Utilities
(Cost $123,136,805)		123,476,703	2.7%
Financials
ABN AMRO Bank NV,
2.100%, 01/18/2019
(Acquired 04/04/2017, Cost $18,001,080)* f	18,000,000	18,028,134	0.4%
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019 (Acquired 04/06/2016
through 10/21/2016, Cost $18,595,831)* f	18,600,000	18,597,954	0.4%
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	20,000,000	19,810,780	0.4%
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	16,667,319	0.4%
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	15,000,000	15,012,045	0.3%
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,452,786	0.3%
Jackson National Life Global Funding,
2.200%, 01/30/2020
(Acquired 01/24/2017, Cost $24,098,463)*	24,125,000	24,131,972	0.5%
KEB Hana Bank,
1.750%, 10/18/2019
(Acquired 10/11/2016, Cost $17,942,040)* f	18,000,000	17,722,620	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013
through 02/17/2016, Cost $16,370,178)* f	$16,435,000	$16,478,849	0.4%
Morgan Stanley,
7.300%, 05/13/2019	15,125,000	16,535,633	0.4%
National Australia Bank Ltd/New York,
2.250%, 01/10/2020 f	24,600,000	24,675,473	0.5%
National Bank of Canada,
2.150%, 06/12/2020 f	23,525,000	23,476,186	0.5%
Principal Life Global Funding II,
2.150%, 01/10/2020
(Acquired 01/03/2017, Cost $19,073,451)*	19,100,000	19,121,640	0.4%
Protective Life Global Funding,
1.555%, 09/13/2019
(Acquired 09/07/2016, Cost $18,000,000)*	18,000,000	17,735,886	0.4%
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019
(Acquired 02/27/2017, Cost $22,387,232)* f	22,400,000	22,399,843	0.5%
Voya Financial, Inc.,
2.900%, 02/15/2018	17,494,000	17,612,329	0.4%
Other Financials#		943,919,597	20.6%
Total Financials
(Cost $1,244,594,986)		1,247,379,046	27.2%
Total Corporate Bonds
(Cost $2,672,771,504)		2,669,229,547	58.2%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		99,322,965	2.2%
Total Taxable Municipal Bonds
(Cost $99,602,257)		99,322,965	2.2%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Towd Point Mortgage Trust,
Series 2017-1, Class A1, 2.750%, 10/25/2056
(Acquired 02/07/2017, Cost $15,416,144)∞*	15,396,393	15,515,069	0.3%
Other Non-U.S. Government Agency Issues#		187,826,877	4.1%
Total Non-U.S. Government Agency Issues
(Cost $201,775,720)		203,341,946	4.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates,
Series K006, Class A2, 4.251%, 01/25/2020	$15,000,000	$15,824,216	0.3%
Other U.S. Government Agency Issues#		22,615,819	0.5%
Total U.S. Government Agency Issues
(Cost $38,230,383)		38,440,035	0.8%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,214,767	0.4%
Other Non-U.S. Government Agency Issues#		13,139,571	0.2%
Total Non-U.S. Government Agency Issues
(Cost $29,544,853)		29,354,338	0.6%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	18,450,000	18,509,686	0.4%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 1.990%, 05/15/2029
(Acquired 05/23/2017, Cost $16,324,136)*	16,325,000	16,300,610	0.4%
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	23,225,000	23,250,668	0.5%
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	18,914,844	0.4%
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025
(Acquired 05/06/2014 through 11/18/2014,
Cost $17,928,558)*	17,894,000	18,058,201	0.4%
Series 2014-2, Class A, 2.310%, 04/15/2026
(Acquired 01/06/2016 through 05/26/2017,
Cost $16,549,229)*	16,392,000	16,550,638	0.4%
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	22,000,000	21,961,720	0.5%
GM Financial Automobile Leasing Trust 2017-2,
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,400,490	0.4%
Hyundai Auto Lease Securitization Trust 2017-A,
Series 2017-A, Class A3, 1.880%, 08/17/2020
(Acquired 01/10/2017, Cost $16,674,461)*	16,675,000	16,688,445	0.4%
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3, 1.350%, 08/15/2019	18,800,000	18,751,998	0.4%
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021
(Acquired 02/10/2017 through 03/31/2017,
Cost $15,601,791)*	15,734,000	15,661,402	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Synchrony Credit Card Master Note Trust,
Series 2016-3, Class A, 1.580%, 09/15/2022	$15,670,000	$15,562,624	0.3%
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021
(Acquired 07/12/2016, Cost $16,247,263)*	16,250,000	16,169,613	0.4%
Series 2016-2A, Class A, 1.680%, 05/20/2021
(Acquired 11/16/2016 through 02/02/2017,
Cost $22,701,803)*	22,750,000	22,687,861	0.5%
Other Asset Backed Securities#		177,564,187	3.8%
Total Other Asset Backed Securities
(Cost $435,795,862)		436,032,987	9.5%
Total Long-Term Investments
(Cost $4,495,691,565)		4,501,642,192	98.1%

Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	162,214,090	162,214,090	3.5%
Total Short-Term Investment
(Cost $162,214,090)		162,214,090	3.5%
Total Investments
(Cost $4,657,905,655)		4,663,856,282	101.6%
Liabilities in Excess of Other Assets		(75,314,862)	(1.6)%
TOTAL NET ASSETS		$4,588,541,420	100.0%
Notes to Summary Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities’ rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $409,854,315, which represents 8.93% of total net assets.

f	Foreign Security.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $591,045,042 representing 12.88% of net assets.
«	7-Day Yield.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$975,363,030	$—	$975,363,030
Other Government Related Securities	—	50,557,344	—	50,557,344
Corporate Bonds	—	2,669,229,547	—	2,669,229,547
Taxable Municipal Bonds	—	99,322,965	—	99,322,965
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	203,341,946	—	203,341,946
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	38,440,035	—	38,440,035
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	29,354,338	—	29,354,338
Other Asset Backed Securities	—	436,032,987	—	436,032,987
Total Long-Term Investments	—	4,501,642,192	—	4,501,642,192
Short-Term Investment
Money Market Mutual Fund	162,214,090	—	—	162,214,090
Total Short-Term Investment	162,214,090	—	—	162,214,090
Total Investments	$162,214,090	$4,501,642,192	$—	$4,663,856,282

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,676,792,907

	SEC 30-Day
	Yield(3)
	Institutional Class	2.07%
	Investor Class	1.83%

	Average
	Effective
	Duration	4.07 years

	Average
	Effective
	Maturity	4.59 years

	Annualized
Sector Weightings(1)	Expense
	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate	18.3%	†

	Number of
	Holdings	490

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Intermediate Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2017	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.02%	0.38%	2.46%	4.42%	4.98%
Investor Class Shares	1.90%	0.20%	2.22%	4.15%	4.72%
Bloomberg Barclays Intermediate
U.S. Government/Credit Bond Index(2)	1.73%	-0.21%	1.77%	3.87%	4.50%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 08/31/2019	$30,000,000	$30,137,100	1.1%
2.625%, 08/15/2020	48,700,000	50,227,573	1.9%
1.375%, 08/31/2020	217,250,000	215,722,515	8.1%
1.750%, 03/31/2022	290,900,000	289,400,120	10.8%
1.875%, 03/31/2022	22,000,000	22,012,892	0.8%
2.500%, 05/15/2024	141,800,000	145,284,026	5.4%
2.250%, 11/15/2025	188,000,000	188,043,992	7.0%
2.000%, 11/15/2026	35,875,000	34,986,520	1.3%
Total U.S. Treasury Securities
(Cost $984,156,463)		975,814,738	36.4%
Other Government Related Securities
Electricite de France SA,
2.350%, 10/13/2020
(Acquired 10/07/2015, Cost $8,800,006)* f	8,875,000	8,909,479	0.3%
Other Government Related Securities#		42,866,772	1.7%
Total Other Government Related Securities
(Cost $50,676,747)		51,776,251	2.0%
Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	10,236,800	0.4%
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,576,498	0.4%
AT&T, Inc.,
3.600%, 02/17/2023	9,000,000	9,211,140	0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016
through 10/07/2016, Cost $10,984,801)*	10,900,000	11,154,798	0.4%
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,151,990	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kinder Morgan, Inc./DE,
7.800%, 08/01/2031	$7,000,000	$8,824,718	0.3%
MPLX LP,
4.875%, 06/01/2025	10,192,000	10,807,576	0.4%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	8,730,000	9,757,015	0.4%
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,856,326	0.4%
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,055,543	0.3%
Other Industrials#		439,304,621	16.5%
Total Industrials
(Cost $531,078,729)		537,937,025	20.2%
Utilities
Other Utilities#		30,780,304	1.1%
Total Utilities
(Cost $30,289,832)		30,780,304	1.1%
Financials
BNZ International Funding Ltd./London,
2.100%, 09/14/2021
(Acquired 09/06/2016, Cost $9,990,600)* f	10,000,000	9,785,630	0.4%
Citigroup, Inc.,
3.887%, 01/10/2028∞	9,000,000	9,146,376	0.3%
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 f	8,175,000	8,223,388	0.3%
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 f	8,700,000	8,969,308	0.3%
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	9,015,552	0.3%
First Horizon National Corp.,
3.500%, 12/15/2020	11,496,000	11,790,769	0.4%
ING Bank NV,
5.800%, 09/25/2023 (Acquired 10/15/2015
through 05/02/2017, Cost $9,784,155)* f	8,865,000	10,010,278	0.4%
Jackson National Life Global Funding,
3.250%, 01/30/2024
(Acquired 01/24/2017, Cost $9,992,500)*	10,000,000	10,132,530	0.4%
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020
(Acquired 05/19/2015, Cost $8,486,910)* f	8,500,000	8,567,898	0.3%
Standard Chartered PLC,
1.798%, 04/17/2018
(Acquired 04/13/2015, Cost $8,500,000)∞* f	8,500,000	8,490,395	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019
(Acquired 02/27/2017, Cost $11,993,160)* f	$12,000,000	$11,999,916	0.4%
SunTrust Bank/Atlanta GA,
3.300%, 05/15/2026	9,000,000	8,796,285	0.3%
Other Financials#		510,030,459	19.2%
Total Financials
(Cost $618,429,945)		624,958,784	23.3%
Total Corporate Bonds
(Cost $1,179,798,506)		1,193,676,113	44.6%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		58,775,598	2.2%
Total Taxable Municipal Bonds
(Cost $57,399,359)		58,775,598	2.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		189,338	0.0%
Total U.S. Government Agency Issues
(Cost $175,319)		189,338	0.0%
Non-U.S. Government Agency Issues
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W5, Class A1, 1.451%, 01/25/2036∞	8,764,202	8,404,060	0.3%
Towd Point Mortgage Trust,
Series 2017-1, Class A1, 2.750%, 10/25/2056
(Acquired 02/07/2017, Cost $8,736,585)∞*	8,725,392	8,792,648	0.3%
Other Non-U.S. Government Agency Issues#		92,407,211	3.5%
Total Non-U.S. Government Agency Issues
(Cost $108,246,509)		109,603,919	4.1%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,344,368	0.3%
Series K004, Class A2, 4.186%, 08/25/2019	8,095,000	8,474,307	0.3%
Series K720, Class A2, 2.716%, 06/25/2022	15,725,000	16,090,630	0.6%
Series K-050, Class A2, 3.334%, 08/25/2025∞	12,150,000	12,715,214	0.5%
Other U.S. Government Agency Issues#	13,918,000	14,477,452	0.6%
Total U.S. Government Agency Issues
(Cost $60,557,061)		61,101,971	2.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust 2013-GC11,
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	$11,050,000	$11,279,060	0.4%
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	9,832,773	10,468,173	0.4%
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,946,202	0.6%
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,600,000	11,116,544	0.4%
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,375,000	8,707,067	0.3%
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	8,974,176	0.3%
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,750,000	8,902,376	0.3%
Other Non-U.S. Government Agency Issues#		14,224,205	0.7%
Total Non-U.S. Government Agency Issues
(Cost $90,493,870)		90,617,803	3.4%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	11,750,000	11,788,011	0.4%
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,389,782	0.5%
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,833,273	0.4%
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025
(Acquired 10/07/2014 through 10/09/2014,
Cost $10,889,121)*	10,859,000	10,958,645	0.4%
Series 2014-2, Class A, 2.310%, 04/15/2026
(Acquired 10/07/2014, Cost $11,745,689)*	11,750,000	11,863,714	0.4%
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, 2.220%, 01/15/2022	8,375,000	8,437,541	0.3%
Other Asset Backed Securities#		16,923,807	0.7%
Total Other Asset Backed Securities
(Cost $83,939,567)		84,194,773	3.1%
Total Long-Term Investments
(Cost $2,615,443,401)		2,625,750,504	98.1%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	68,493,027	$68,493,027	2.6%
Total Short-Term Investment
(Cost $68,493,027)		68,493,027	2.6%
Total Investments
(Cost $2,683,936,428)		2,694,243,531	100.7%
Liabilities in Excess of Other Assets		(17,450,624)	(0.7)%
TOTAL NET ASSETS		$2,676,792,907	100.0%
Notes to Summary Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities’ rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $110,665,931, which represents 4.13% of total net assets.

f	Foreign Security.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $355,243,113 representing 13.28% of net assets.
«	7-Day Yield.

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$975,814,738	$—	$975,814,738
Other Government Related Securities	—	51,776,251	—	51,776,251
Corporate Bonds	—	1,193,676,113	—	1,193,676,113
Taxable Municipal Bonds	—	58,775,598	—	58,775,598
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	189,338	—	189,338
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	109,603,919	—	109,603,919
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	61,101,971	—	61,101,971
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	90,617,803	—	90,617,803
Other Asset Backed Securities	—	84,194,773	—	84,194,773
Total Long-Term Investments	—	2,625,750,504	—	2,625,750,504
Short-Term Investment
Money Market Mutual Fund	68,493,027	—	—	68,493,027
Total Short-Term Investment	68,493,027	—	—	68,493,027
Total Investments	$68,493,027	$2,625,750,504	$—	$2,694,243,531

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report. See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$12,726,917,717

	SEC 30-Day
	Yield(3)
	Institutional Class	2.49%
	Investor Class	2.25%

	Average
	Effective
	Duration	6.01 years

	Average
	Effective
	Maturity	7.85 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate	13.1%	†

	Number of
	Holdings	1,046

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Aggregate Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2017	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.72%	0.63%	3.21%	4.86%	5.52%
Investor Class Shares	2.60%	0.37%	2.98%	4.60%	5.27%
Bloomberg Barclays U.S.
Aggregate Bond Index(2)	2.27%	-0.31%	2.21%	4.48%	5.00%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$211,855,000	$210,762,676	1.7%
1.875%, 03/31/2022	125,000,000	125,073,250	1.0%
2.500%, 05/15/2024	508,950,000	521,454,901	4.1%
2.250%, 11/15/2025	165,875,000	165,913,815	1.3%
5.250%, 11/15/2028	92,576,500	119,177,802	0.9%
3.500%, 02/15/2039	371,355,900	419,559,753	3.3%
2.875%, 05/15/2043	693,050,000	699,764,268	5.5%
2.500%, 02/15/2045	4,900,000	4,572,886	0.0%
Total U.S. Treasury Securities
(Cost $2,283,661,550)		2,266,279,351	17.8%
Other Government Related Securities
Other Government Related Securities#~		150,580,874	1.2%
Total Other Government Related Securities
(Cost $147,980,367)		150,580,874	1.2%
Corporate Bonds
Industrials
Abbott Laboratories,
4.750%, 11/30/2036	33,949,000	36,952,196	0.3%
DXC Technology Co.,
4.250%, 04/15/2024 (Acquired 03/28/2017
through 06/22/2017, Cost $35,590,000)*	34,725,000	35,927,492	0.3%
Solvay Finance America LLC,
4.450%, 12/03/2025 (Acquired 05/03/2016
through 03/27/2017, Cost $45,176,414)*	43,329,000	46,112,845	0.4%
Verizon Communications, Inc.,
4.812%, 03/15/2039 (Acquired 09/25/2013
through 11/08/2016, Cost $35,461,968)*	36,839,000	37,237,524	0.3%
Other Industrials#~		2,430,636,504	19.0%
Total Industrials
(Cost $2,536,834,561)		2,586,866,561	20.3%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utilities
Other Utilities#~		$140,239,119	1.1%
Total Utilities
(Cost $139,240,498)		140,239,119	1.1%
Financials
Capital One Bank (USA) NA,
3.375%, 02/15/2023	$35,650,000	35,954,380	0.3%
Nationwide Building Society,
2.450%, 07/27/2021 (Acquired 07/20/2016
through 08/01/2016, Cost $38,472,894)* f	38,500,000	38,474,397	0.3%
Other Financials#~		2,584,398,973	20.3%
Total Financials
(Cost $2,616,452,555)		2,658,827,750	20.9%
Total Corporate Bonds
(Cost $5,292,527,614)		5,385,933,430	42.3%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		171,348,155	1.3%
Total Taxable Municipal Bonds
(Cost $167,019,152)		171,348,155	1.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool:
3.500%, 12/01/2045	44,798,833	46,039,718	0.4%
3.500%, 11/01/2046	68,408,590	70,303,443	0.6%
3.000%-3.000%, 07/01/2043-11/01/2046	47,784,919	47,850,439	0.4%
Federal Gold Loan Mortgage Corp. (FGLMC):
3.000%, 02/01/2032	43,308,987	44,522,119	0.3%
4.000%, 01/01/2041	60,578,804	63,968,675	0.5%
3.000%, 11/01/2042	46,990,114	47,152,800	0.4%
3.000%, 01/01/2043	53,506,359	53,660,851	0.4%
3.000%, 04/01/2043	38,427,345	38,578,279	0.3%
3.500%, 05/01/2044	53,738,061	55,559,380	0.4%
3.000%, 10/01/2045	52,261,999	52,472,655	0.4%
3.500%, 01/01/2046	47,199,313	48,691,360	0.4%
2.500%-6.500%, 06/01/2020-04/01/2046	409,321,283	428,403,835	3.4%
Federal National Mortgage Association (FNMA):
3.500%, 07/01/2027	52,219,830	54,502,144	0.4%
3.000%, 12/01/2030	49,089,798	50,443,578	0.4%
5.000%, 06/01/2039	37,829,930	41,496,951	0.3%
3.500%, 12/01/2041	50,077,025	51,672,175	0.4%
3.000%, 03/01/2043	53,534,804	53,760,917	0.4%
4.000%, 07/01/2043	42,165,317	44,491,457	0.3%
3.500%, 10/01/2043	79,949,978	82,342,112	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.000%, 11/01/2043	$35,848,168	$35,999,899	0.3%
3.500%, 02/01/2045	56,679,718	58,468,163	0.5%
3.500%, 04/01/2045	42,408,950	43,758,215	0.3%
4.500%, 02/01/2046	49,986,544	54,003,245	0.4%
3.000%, 05/01/2046∞	19,669,770	19,714,420	0.2%
2.500%-6.000%, 11/01/2021-10/01/2045	668,345,915	702,780,574	5.5%
Ginnie Mae II Pool:
4.000%, 05/20/2046	46,647,796	49,125,798	0.4%
4.000%, 04/20/2046	19,158,490	20,176,219	0.2%
Government National Mortgage Association (GNMA):
3.000%, 04/20/2045	40,911,981	41,367,623	0.3%
3.500%, 04/20/2045	38,209,001	39,617,838	0.3%
3.000%, 08/20/2046	54,628,428	55,236,832	0.4%
3.000%-6.000%, 11/20/2033-06/20/2046	132,860,005	138,544,662	1.1%
Other U.S. Government Agency Issues#		20,972,371	0.3%
Total U.S. Government Agency Issues
(Cost $2,653,056,703)		2,655,678,747	20.9%
Non-U.S. Government Agency Issues
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W5, Class A1, 1.451%, 01/25/2036∞	40,037,983	38,392,731	0.3%
New Residential Mortgage Loan Trust,
Series 2017-4A, Class A1, 4.000%, 05/25/2057∞	36,025,000	37,628,112	0.3%
Towd Point Mortgage Trust,
Series 2017-1, Class A1, 2.750%, 10/25/2056
(Acquired 02/07/2017 through 04/17/2017,
Cost $45,585,476)∞*	45,530,851	45,881,803	0.4%
Other Non-U.S. Government Agency Issues#~		539,958,246	4.2%
Total Non-U.S. Government Agency Issues
(Cost $658,210,291)		661,860,892	5.2%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K714, Class A2, 3.034%, 10/25/2020∞	34,345,000	35,439,915	0.3%
Series K-050, Class A2, 3.334%, 08/25/2025∞	72,374,000	75,740,817	0.6%
1.869%-5.053%, 01/25/2019-03/25/2027	123,815,000	127,683,452	1.0%
Other U.S. Government Agency Issues#		21,169,214	0.2%
Total U.S. Government Agency Issues
(Cost $259,284,398)		260,033,398	2.1%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	$36,997,320	$37,343,741	0.3%
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	38,705,203	0.3%
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	45,576,689	0.4%
Other Non-U.S. Government Agency Issues#		426,243,295	3.3%
Total Non-U.S. Government Agency Issues
(Cost $548,158,247)		547,868,928	4.3%
Other Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2016-A4, Class A4, 1.330%, 06/15/2022	47,425,000	47,022,281	0.4%
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	40,100,000	39,733,093	0.3%
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	50,225,000	49,803,306	0.4%
Verizon Owner Trust,
Series 2016-2A, Class A, 1.680%, 05/20/2021
(Acquired 11/16/2016 through 05/19/2017,
Cost $51,644,822)*	51,650,000	51,508,923	0.4%
Other Asset Backed Securities#~		198,670,479	1.5%
Total Other Asset Backed Securities
(Cost $387,243,295)		386,738,082	3.0%
Total Long-Term Investments
(Cost $12,397,141,617)		12,486,321,857	98.1%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	268,848,669	$268,848,669	2.1%
Total Short-Term Investment
(Cost $268,848,669)		268,848,669	2.1%
Total Investments
(Cost $12,665,990,286)		12,755,170,526	100.2%
Liabilities in Excess of Other Assets		(28,252,809)	(0.2)%
TOTAL NET ASSETS		$12,726,917,717	100.0%
Notes to Summary Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities’ rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $255,142,984, which represents 2.00% of total net assets.

f	Foreign Security.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $1,763,235,114 representing 13.86% of net assets.
«	7-Day Yield.

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$2,266,279,351	$—	$2,266,279,351
Other Government Related Securities	—	150,580,874	—	150,580,874
Corporate Bonds	—	5,385,933,430	—	5,385,933,430
Taxable Municipal Bonds	—	171,348,155	—	171,348,155
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	2,655,678,747	—	2,655,678,747
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	661,860,892	—	661,860,892
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	260,033,398	—	260,033,398
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	547,868,928	—	547,868,928
Other Asset Backed Securities	—	386,738,082	—	386,738,082
Total Long-Term Investments	—	12,486,321,857	—	12,486,321,857
Short-Term Investment
Money Market Mutual Fund	268,848,669	—	—	268,848,669
Total Short-Term Investment	268,848,669	—	—	268,848,669
Total Investments	$268,848,669	$12,486,321,857	$—	$12,755,170,526

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$14,468,269,494

	SEC 30-Day
	Yield(3)
	Institutional Class	2.71%
	Investor Class	2.46%

	Average
	Effective
	Duration	5.80 years

	Average
	Effective
	Maturity	7.62 years

	Annualized
Sector Weightings(1)	Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate	15.5%	†

	Number of
	Holdings	1,214

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Core Plus Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2017	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.99%	1.65%	3.38%	5.58%	6.02%
Investor Class Shares	2.93%	1.42%	3.13%	5.32%	5.76%
Bloomberg Barclays U.S.
Universal Bond Index(2)	2.63%	0.91%	2.73%	4.73%	5.27%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$231,750,000	$230,555,097	1.6%
1.875%, 03/31/2022	192,500,000	192,612,805	1.3%
2.500%, 05/15/2024	193,975,000	198,740,966	1.4%
2.250%, 11/15/2025	158,725,000	158,762,141	1.1%
3.500%, 02/15/2039	379,170,000	428,388,162	3.0%
2.875%, 05/15/2043	594,625,000	600,385,727	4.1%
2.500%, 02/15/2045	34,850,000	32,523,484	0.2%
Total U.S. Treasury Securities
(Cost $1,863,259,635)		1,841,968,382	12.7%
Other Government Related Securities
Other Government Related Securities#~		221,706,052	1.5%
Total Other Government Related Securities
(Cost $218,817,383)		221,706,052	1.5%
Corporate Bonds
Industrials
Abbott Laboratories,
4.750%, 11/30/2036	38,500,000	41,905,787	0.3%
DXC Technology Co.,
4.250%, 04/15/2024 (Acquired 03/13/2017
through 06/22/2017, Cost $38,359,941)*	37,639,000	38,942,401	0.3%
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014
through 05/11/2016, Cost $43,986,150)*	41,397,000	45,197,410	0.3%
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	51,400,000	50,946,292	0.4%
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 11/30/2015
through 01/14/2016, Cost $39,200,406)*	39,226,000	40,475,740	0.3%
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013
through 06/28/2017, Cost $37,499,379)* f	37,655,000	37,579,041	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Verizon Communications, Inc.,
4.812%, 03/15/2039 (Acquired 09/30/2013
through 11/08/2016, Cost $37,298,658)*	$37,955,000	$38,365,597	0.3%
Other Industrials#~		3,509,169,943	24.1%
Total Industrials
(Cost $3,734,768,202)		3,802,582,211	26.3%
Utilities
Other Utilities#~		214,788,005	1.5%
Total Utilities
(Cost $210,881,698)		214,788,005	1.5%
Financials
Capital One Bank (USA) NA,
3.375%, 02/15/2023	37,888,000	38,211,488	0.3%
Compass Bank,
2.750%, 09/29/2019	38,994,000	39,295,970	0.3%
HSBC Finance Corp.,
6.676%, 01/15/2021	42,705,000	48,126,998	0.3%
Other Financials#~		3,164,920,796	21.8%
Total Financials
(Cost $3,230,431,185)		3,290,555,252	22.7%
Total Corporate Bonds
(Cost $7,176,081,085)		7,307,925,468	50.5%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		132,370,265	0.9%
Total Taxable Municipal Bonds
(Cost $129,298,779)		132,370,265	0.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool:
3.500%, 12/01/2045	51,204,431	52,622,745	0.4%
3.500%, 11/01/2046	41,988,433	43,151,473	0.3%
3.000%-4.500%, 01/01/2040-04/01/2043	7,477,969	7,874,783	0.1%
Federal Gold Loan Mortgage Corp. (FGLMC):
3.000%, 10/01/2030	46,323,748	47,607,944	0.3%
3.000%, 02/01/2032	47,347,290	48,673,540	0.3%
3.500%, 01/01/2034	35,069,754	36,614,151	0.3%
3.500%, 07/01/2042	29,403,916	30,340,483	0.2%
3.500%, 07/01/2042	47,230,238	48,734,569	0.3%
3.000%, 11/01/2042	62,877,706	63,095,396	0.4%
3.000%, 01/01/2043	47,673,262	47,861,814	0.3%
3.000%, 10/01/2045	43,455,803	43,630,963	0.3%
3.500%, 01/01/2046	66,401,248	68,500,299	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
3.500%, 08/01/2046	$69,781,461	$72,130,888	0.5%
3.000%-6.500%, 12/01/2020-06/01/2045	416,012,691	431,044,712	3.0%
Federal National Mortgage Association (FNMA):
3.500%, 07/01/2027	48,777,096	50,908,943	0.4%
3.500%, 07/01/2028	35,902,655	37,378,853	0.3%
3.000%, 08/01/2030	36,702,824	37,715,398	0.3%
5.000%, 02/01/2035	43,338,761	47,502,213	0.3%
3.500%, 09/01/2041	43,212,455	44,618,704	0.3%
4.000%, 01/01/2042	36,714,047	38,732,818	0.3%
4.000%, 07/01/2043	42,566,576	44,914,853	0.3%
3.500%, 02/01/2045	69,749,334	71,950,172	0.5%
4.000%, 02/01/2045	40,677,969	43,027,689	0.3%
4.500%, 02/01/2046	45,940,994	49,632,612	0.3%
2.500%-6.500%, 11/01/2021-03/01/2045	680,692,320	714,353,823	4.8%
Government National Mortgage Association (GNMA):
3.500%, 04/20/2045	35,610,713	36,923,747	0.3%
3.000%, 08/20/2046	64,690,943	65,411,413	0.5%
3.000%-6.500%, 12/20/2028-06/20/2046	176,353,942	183,579,676	1.3%
Other U.S. Government Agency Issues#		1,036,293	0.0%
Total U.S. Government Agency Issues
(Cost $2,504,090,437)		2,509,570,967	17.4%
Non-U.S. Government Agency Issues
Argent Securities Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-W5, Class A1, 1.451%, 01/25/2036∞	49,408,629	47,378,315	0.3%
Citicorp Residential Mortgage Trust,
Series 2007-2, Class A4, 5.282%, 06/25/2037∞	35,639,567	36,395,892	0.3%
Countrywide Asset-Backed Certificates,
Series 2007-9, Class 2A3, 1.396%, 06/25/2047∞	40,335,743	39,513,236	0.3%
Other Non-U.S. Government Agency Issues#~		961,439,329	6.6%
Total Non-U.S. Government Agency Issues
(Cost $1,081,241,503)		1,084,726,772	7.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K-716, Class A2, 3.130%, 06/25/2021	13,550,000	14,074,031	0.1%
Series K-048, Class A2, 3.284%, 06/25/2025∞	53,605,000	55,939,449	0.4%
Series K-050, Class A2, 3.334%, 08/25/2025∞	82,601,000	86,443,574	0.6%
Other U.S. Government Agency Issues#		29,544,195	0.2%
Total U.S. Government Agency Issues
(Cost $185,067,935)		186,001,249	1.3%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	$41,464,000	$41,852,244	0.3%
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	41,261,499	0.3%
Series 2013-C10, Class A3, 4.104%, 07/15/2046∞	44,160,000	47,202,028	0.3%
Other Non-U.S. Government Agency Issues#		524,193,262	3.6%
Total Non-U.S. Government Agency Issues
(Cost $652,363,710)		654,509,033	4.5%
Other Asset Backed Securities
Ford Credit Auto Owner Trust,
Series 2016-1, Class A, 2.310%, 08/15/2027
(Acquired 02/23/2016 through 05/27/2016,
Cost $37,658,146)*	37,625,000	37,825,259	0.3%
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021
(Acquired 10/18/2016 through 12/21/2016,
Cost $40,196,932)*	40,200,000	40,014,513	0.3%
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A3, 1.710%, 04/15/2021
(Acquired 09/14/2016, Cost $38,993,592)*	39,000,000	38,874,065	0.3%
Other Asset Backed Securities#~		168,070,765	1.1%
Total Other Asset Backed Securities
(Cost $284,880,149)		284,784,602	2.0%
Total Long-Term Investments
(Cost $14,095,100,616)		14,223,562,790	98.3%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	366,705,083	$366,705,083	2.5%
Total Short-Term Investment
(Cost $366,705,083)		366,705,083	2.5%
Total Investments
(Cost $14,461,805,699)		14,590,267,873	100.8%
Liabilities in Excess of Other Assets		(121,998,379)	(0.8)%
TOTAL NET ASSETS		$14,468,269,494	100.0%
Notes to Summary Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities’ rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $317,274,026, which represents 2.19% of total net assets.

f	Foreign Security.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $2,329,658,999 representing 16.10% of net assets.
«	7-Day Yield.

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,841,968,382	$—	$1,841,968,382
Other Government Related Securities	—	221,706,052	—	221,706,052
Corporate Bonds	—	7,307,925,468	—	7,307,925,468
Taxable Municipal Bonds	—	132,370,265	—	132,370,265
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	2,509,570,967	—	2,509,570,967
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	1,084,726,772	—	1,084,726,772
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	186,001,249	—	186,001,249
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	654,509,033	—	654,509,033
Other Asset Backed Securities	—	284,784,602	—	284,784,602
Total Long-Term Investments	—	14,223,562,790	—	14,223,562,790
Short-Term Investment
Money Market Mutual Fund	366,705,083	—	—	366,705,083
Total Short-Term Investment	366,705,083	—	—	366,705,083
Total Investments	$366,705,083	$14,223,562,790	$—	$14,590,267,873

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report. See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$87,004,777

	SEC 30-Day
	Yield(4)
	Institutional Class	1.58%
	Investor Class	1.33%

	Average
	Effective
	Duration	2.29 years

	Average
	Effective
	Maturity	2.65 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate	33.9%	†

	Number of
	Holdings	521

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2017	Months	Year	Inception(1)
Institutional Class Shares	2.09%	1.04%	2.04%
Investor Class Shares	1.92%	0.76%	1.74%
Bloomberg Barclays Short (1-5 Year) Municipal Index(2)	1.77%	0.47%	1.22%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays Short (1-5 Year) Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Black Belt Energy Gas District
4.000%, 08/01/2047 (Callable 04/01/2022)
(Mandatory Tender Date 07/01/2022)	$500,000	$544,960	0.6%
Other Alabama#		436,144	0.5%
Total Alabama
(Cost $986,712)		981,104	1.1%
Alaska
Total Alaska
(Cost $25,584)#		25,445	0.0%
Arizona
Total Arizona
(Cost $1,235,659)#		1,236,706	1.4%
Arkansas
City of Fayetteville AR
3.050%, 01/01/2047 (Callable 01/01/2027)(3)	700,000	690,599	0.8%
City of Pine Bluff AR
3.000%, 02/01/2047 (Callable 08/01/2027)
(Insured by BAM)	625,000	634,794	0.7%
Mountain View Public Facilities Board
2.000%, 06/01/2018	445,000	445,752	0.5%
Other Arkansas#		1,309,532	1.5%
Total Arkansas
(Cost $3,067,655)		3,080,677	3.5%
California
City of Chula Vista CA
1.650%, 07/01/2018 (Callable 07/31/2017)	510,000	510,479	0.6%
Fresno Joint Powers Financing Authority
5.000%, 04/01/2021	500,000	560,245	0.6%
Northern California Gas Authority
1.399%, 07/01/2019(1)	505,000	503,187	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other California#		$3,764,380	4.3%
Total California
(Cost $5,327,938)		5,338,291	6.1%
Colorado
Colorado Educational & Cultural Facilities Authority
3.000%-5.000%, 07/01/2018-10/01/2025	$1,075,000	1,150,359	1.3%
High Plains Metropolitan District
4.000%, 12/01/2022	420,000	460,324	0.5%
Other Colorado#		1,597,902	1.9%
Total Colorado
(Cost $3,181,509)		3,208,585	3.7%
Connecticut
Total Connecticut
(Cost $747,508)#		748,076	0.9%
District of Columbia
Total District of Columbia
(Cost $228,848)#		227,542	0.3%
Florida
City of Tampa FL
5.250%, 11/15/2024 (Callable 05/15/2020)	375,000	418,106	0.5%
Florida State Municipal Loan Council
3.000%, 10/01/2020	500,000	520,695	0.6%
Orange County Housing Finance Authority
4.000%, 09/01/2040 (Callable 09/01/2024)	705,000	746,200	0.8%
Other Florida#		1,747,118	2.0%
Total Florida
(Cost $3,412,998)		3,432,119	3.9%
Georgia
City of Atlanta GA
5.000%, 01/01/2023 (Callable 01/01/2020)	450,000	486,112	0.6%
5.000%, 01/01/2024 (Callable 01/01/2020)	500,000	537,590	0.6%
Gainesville & Hall County Hospital Authority
0.000%, 02/15/2047 (Callable 07/03/2017)
(Optional Put Date 07/07/2017)(1)	500,000	500,000	0.6%
Other Georgia#		1,417,269	1.6%
Total Georgia
(Cost $2,928,791)		2,940,971	3.4%
Idaho
Total Idaho
(Cost $25,976)#		25,973	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois
Champaign County Community Unit
School District No 116 Urbana
5.000%, 01/01/2019	$1,100,000	$1,150,391	1.3%
Cook County School District No 170 Chicago Heights
5.000%, 12/01/2026 (Callable 07/27/2017)	750,000	751,230	0.9%
Illinois Finance Authority
2.085%-6.250%, 08/15/2017-05/01/2036	860,000	920,020	1.1%
Illinois Housing Development Authority
2.450%, 06/01/2043 (Callable 01/01/2023)	530,112	514,956	0.6%
Jefferson County Township High School District No. 201
6.500%, 12/30/2020 (Insured by BAM)	420,000	482,677	0.6%
South Suburban College Community
School District No 510
0.000%, 12/01/2019 (Insured by AGM)	500,000	467,795	0.5%
Other Illinois#		7,196,844	8.2%
Total Illinois
(Cost $11,489,231)		11,483,913	13.2%
Indiana
City of Goshen IN Waterworks Revenue
4.100%, 01/01/2021 (Callable 07/31/2017)
(Insured by AGM)	470,000	470,940	0.5%
Indiana Housing & Community Development Authority
4.000%, 12/01/2027 (Callable 06/01/2021)	480,000	499,032	0.6%
Other Indiana#		817,017	1.0%
Total Indiana
(Cost $1,782,451)		1,786,989	2.1%
Iowa
Iowa Higher Education Loan Authority
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	1,005,090	1.2%
Other Iowa#		591,968	0.6%
Total Iowa
(Cost $1,597,471)		1,597,058	1.8%
Kansas
Total Kansas
(Cost $478,599)#		480,317	0.6%
Kentucky
Total Kentucky
(Cost $491,923)#		494,783	0.6%
Louisiana
Calcasieu Parish School Board
5.000%, 02/01/2025 (Callable 02/01/2022)	425,000	477,836	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana Local Government Environmental
Facilities & Community Development Authority
5.875%, 10/01/2040 (Pre-refunded to 10/01/2020)	$755,000	$864,875	1.0%
5.500%-6.000%, 10/01/2025-10/01/2044	525,000	602,095	0.7%
Other Louisiana#		302,290	0.4%
Total Louisiana
(Cost $2,239,206)		2,247,096	2.6%
Maine
Total Maine
(Cost $308,807)#		302,431	0.3%
Maryland
Total Maryland
(Cost $55,823)#		55,841	0.1%
Massachusetts
Massachusetts Housing Finance Agency
3.500%, 12/01/2046 (Callable 12/01/2025)	1,005,000	1,042,698	1.2%
4.000%, 12/01/2044 (Callable 06/01/2025)	175,000	186,679	0.2%
Other Massachusetts#~		507,398	0.6%
Total Massachusetts
(Cost $1,727,574)		1,736,775	2.0%
Michigan
Michigan State Housing Development Authority
3.500%, 06/01/2047 (Callable 06/01/2026)	660,000	689,588	0.8%
Other Michigan#		1,987,582	2.3%
Total Michigan
(Cost $2,670,305)		2,677,170	3.1%
Minnesota
City of Maple Grove MN
4.000%, 05/01/2022	500,000	544,995	0.6%
Minnesota Housing Finance Agency
4.000%, 01/01/2047 (Callable 01/01/2026)	485,000	519,813	0.6%
Other Minnesota#		725,200	0.9%
Total Minnesota
(Cost $1,776,703)		1,790,008	2.1%
Mississippi
Total Mississippi
(Cost $371,538)#		373,760	0.4%
Missouri
City of St Louis MO Airport Revenue
5.000%, 07/01/2023 (Insured by AGM)	400,000	473,076	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
County of Boone MO
5.750%, 08/01/2028 (Pre-refunded to 08/01/2018)	$630,000	$661,191	0.8%
Kirkwood Industrial Development Authority
8.000%, 05/15/2021 (Pre-refunded 05/15/2020)	535,000	606,155	0.7%
Missouri Housing Development Commission
4.000%, 05/01/2042 (Callable 11/01/2026)	750,000	817,035	0.9%
Move Rolla Transportation Development District
3.750%, 06/01/2029 (Callable 06/01/2026)	500,000	510,630	0.6%
Other Missouri#		1,029,411	1.2%
Total Missouri
(Cost $4,080,027)		4,097,498	4.7%
Nebraska
Total Nebraska
(Cost $391,538)#		392,218	0.5%
Nevada
Total Nevada
(Cost $504,671)#		513,173	0.6%
New Jersey
Total New Jersey
(Cost $2,436,064)#		2,449,308	2.8%
New Mexico
Total New Mexico
(Cost $215,685)#		216,059	0.3%
New York
Metropolitan Transportation Authority
1.490%, 11/01/2031 (Callable 05/01/2019)
(Mandatory Tender Date 11/01/2019)(1)	500,000	501,865	0.6%
MTA Hudson Rail Yards Trust Obligations
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	537,615	0.6%
New York City Transitional Finance
Authority Future Tax Secured Revenue
1.020%, 08/01/2022 (Callable 07/01/2017)(1)	500,000	500,000	0.6%
1.000%, 11/01/2022 (Optional Put Date 06/30/2017)(1)	500,000	500,000	0.6%
1.000%-5.000%, 11/01/2018-08/01/2031	250,000	252,614	0.2%
State of New York Mortgage Agency
3.500%, 10/01/2043 (Callable 04/01/2023)	400,000	416,124	0.5%
Other New York#		3,035,539	3.5%
Total New York
(Cost $5,730,964)		5,743,757	6.6%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2021 (ETM)	650,000	733,135	0.8%
5.000%-6.000%, 01/01/2021-01/01/2022	290,000	334,845	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
State of North Carolina
5.000%, 05/01/2024 (Callable 05/01/2023)	$1,000,000	$1,180,270	1.3%
Other North Carolina#		487,434	0.6%
Total North Carolina
(Cost $2,667,461)		2,735,684	3.1%
North Dakota
County of Ward ND
4.000%, 04/01/2024 (Callable 04/01/2023)
(Insured by AGM)	500,000	546,265	0.6%
Jamestown Park District/ND
2.900%, 07/01/2035 (Callable 07/17/2017)	585,000	561,354	0.7%
Other North Dakota#		484,574	0.5%
Total North Dakota
(Cost $1,581,493)		1,592,193	1.8%
Ohio
Total Ohio
(Cost $1,320,141)#		1,322,172	1.5%
Oklahoma
Total Oklahoma
(Cost $76,614)#		76,715	0.1%
Oregon
Total Oregon
(Cost $375,908)#		376,378	0.4%
Pennsylvania
Greater Latrobe School Authority
2.250%, 04/15/2019 (Callable 07/31/2017)	500,000	500,630	0.6%
Montgomery County Industrial Development Authority/PA
1.020%, 11/15/2029 (Callable 07/01/2017)
(Optional Put Date 06/30/2017)(1)	495,000	495,000	0.6%
Other Pennsylvania#		4,489,923	5.1%
Total Pennsylvania
(Cost $5,476,858)		5,485,553	6.3%
Puerto Rico
Total Puerto Rico
(Cost $95,483)#		97,896	0.1%
Rhode Island
Rhode Island Health & Educational Building Corp.
5.000%, 05/15/2024	500,000	591,455	0.7%
Other Rhode Island#		273,843	0.3%
Total Rhode Island
(Cost $872,333)		865,298	1.0%
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina
Total South Carolina
(Cost $1,113,049)#		$1,105,149	1.3%
Tennessee
Metropolitan Government Nashville
& Davidson County Revenue
1.550%, 11/15/2030
(Mandatory Tender Date 11/03/2020)	$750,000	750,480	0.9%
Other Tennessee#		548,949	0.6%
Total Tennessee
(Cost $1,296,307)		1,299,429	1.5%
Texas
City of Fort Worth TX
5.000%, 03/01/2026 (Pre-refunded to 03/01/2019)	500,000	532,015	0.6%
Texas Transportation Commission State Highway Fund
4.000%, 04/01/2026
(Mandatory Tender Date 10/01/2021)	430,000	471,912	0.5%
Other Texas#		7,192,643	8.3%
Total Texas
(Cost $8,178,895)		8,196,570	9.4%
Utah
Total Utah
(Cost $101,289)#		101,260	0.1%
Vermont
Total Vermont
(Cost $27,971)#		27,218	0.0%
Virgin Islands
Total Virgin Islands
(Cost $108,972)#		107,018	0.1%
Washington
Total Washington
(Cost $411,437)#		411,644	0.5%
Wisconsin
Wisconsin Housing & Economic Development Authority
3.500%, 09/01/2046 (Callable 09/01/2025)	495,000	519,022	0.6%
Other Wisconsin#		2,146,243	2.5%
Total Wisconsin
(Cost $2,669,858)		2,665,265	3.1%
Total Long-Term Investments
(Cost $85,891,819)		86,149,085	99.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	698,984	$698,984	0.8%
Total Short-Term Investment
(Cost $698,984)		698,984	0.8%
Total Investments
(Cost $86,590,803)		86,848,069	99.8%
Other Assets in Excess of Liabilities		156,708	0.2%
TOTAL NET ASSETS		$87,004,777	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
ETM – Escrowed to Maturity
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities’ rates are as of June 30, 2017.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
«	7-Day Yield.
~	Groupings contain, in aggregate, restricted securities totaling $99,986 or 0.11% of net assets.

Summary of Fair Value Exposure at  June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of  June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$86,149,085	$—	$86,149,085
Total Long-Term Investments	—	86,149,085	—	86,149,085
Short-Term Investment
Money Market Mutual Fund	698,984	—	—	698,984
Total Short-Term Investment	698,984	—	—	698,984
Total Investments	$698,984	$86,149,085	$—	$86,848,069

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,056,773,749

	SEC 30-Day
	Yield(4)
	Institutional Class	1.58%
	Investor Class	1.33%

	Average
	Effective
	Duration	4.34 years

	Average
	Effective
	Maturity	4.74 years

Sector Weightings(1)	Annualized
	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate	8.1%	†

	Number of
	Holdings	350

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2017	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.81%	-0.20%	1.88%	3.88%	4.14%
Investor Class Shares	2.71%	-0.45%	1.63%	3.62%	3.87%
Bloomberg Barclays Quality Intermediate
Municipal Bond Index(2)	3.29%	0.10%	2.48%	4.21%	4.16%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Total Alabama
(Cost $1,027,143)#		$1,070,800	0.1%
Arizona
Total Arizona
(Cost $1,890,568)#		1,895,755	0.2%
Arkansas
Total Arkansas
(Cost $5,533,898)#		5,576,958	0.5%
California
City of Bakersfield CA
0.000%, 04/15/2021 (ETM)	$12,380,000	11,758,029	1.1%
San Joaquin Hills Transportation Corridor Agency
0.000%, 01/01/2020 (ETM)	6,865,000	6,655,617	0.6%
0.000%, 01/01/2023 (ETM)	14,000,000	12,827,920	1.2%
0.000%, 01/01/2027-01/01/2028	1,750,000	1,415,651	0.2%
San Marcos Public Facilities Authority
0.000%, 09/01/2019 (ETM)	17,495,000	16,984,671	1.6%
Other California#		10,533,579	1.0%
Total California
(Cost $56,885,866)		60,175,467	5.7%
Colorado
Dawson Ridge Metropolitan District No. 1
0.000%, 10/01/2022 (ETM)	36,045,000	33,073,450	3.1%
0.000%, 10/01/2022 (ETM)	22,540,000	20,681,803	2.0%
Other Colorado#		10,502,680	1.0%
Total Colorado
(Cost $61,535,693)		64,257,933	6.1%
Connecticut
Total Connecticut
(Cost $6,803,785)#		6,879,260	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
District of Columbia
Total District of Columbia
(Cost $1,117,346)#		$1,140,341	0.1%
Florida
County of Miami-Dade FL
4.500%, 10/01/2020	$7,100,000	7,829,454	0.7%
School District of Broward County/FL
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,581,967	0.9%
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,600,987	0.5%
State of Florida
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	14,810,574	1.4%
Other Florida#		48,758,557	4.7%
Total Florida
(Cost $82,989,336)		86,581,539	8.2%
Georgia
Athens-Clarke County Unified
Government Development Authority
0.890%, 07/01/2035 (Callable 07/01/2017)(1)	5,800,000	5,800,000	0.5%
Forsyth County Hospital Authority
6.375%, 10/01/2028 (ETM)	8,050,000	10,259,564	1.0%
Other Georgia#		9,711,484	0.9%
Total Georgia
(Cost $25,028,977)		25,771,048	2.4%
Illinois
Illinois Finance Authority
0.000%, 07/15/2023 (ETM)	25,510,000	22,681,706	2.1%
0.000%, 07/15/2025 (ETM)	34,705,000	29,093,201	2.8%
5.000%, 12/01/2030 (Callable 12/01/2021)	6,775,000	7,548,637	0.7%
6.250%-6.625%, 05/01/2022-11/01/2039	2,945,000	3,333,605	0.3%
Kendall Kane & Will Counties
Community Unit School District No. 308
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,574,785	1.2%
Village of Schaumburg IL
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,348,460	0.6%
Other Illinois#		35,906,740	3.4%
Total Illinois
(Cost $114,011,600)		117,487,134	11.1%
Indiana
Total Indiana
(Cost $5,509,205)#		5,696,850	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Iowa
Iowa Higher Education Loan Authority
5.000%, 09/01/2043 (Pre-refunded to 09/01/2023)	$5,050,000	$5,993,592	0.6%
Other Iowa#		9,192,999	0.8%
Total Iowa
(Cost $15,201,928)		15,186,591	1.4%
Kansas
Total Kansas
(Cost $4,343,849)#		4,425,807	0.4%
Kentucky
Total Kentucky
(Cost $249,259)#		250,075	0.0%
Louisiana
Louisiana Public Facilities Authority
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	11,625,000	14,677,957	1.4%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,125,000	28,196,543	2.7%
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,655,000	7,354,108	0.7%
State of Louisiana
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,008,000	1.0%
Other Louisiana#		3,995,790	0.4%
Total Louisiana
(Cost $60,261,229)		65,232,398	6.2%
Maryland
Total Maryland
(Cost $2,500,741)#		2,542,475	0.2%
Massachusetts
Commonwealth of Massachusetts
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,010,100	1.5%
Other Massachusetts#		5,633,842	0.5%
Total Massachusetts
(Cost $21,268,008)		21,643,942	2.0%
Michigan
Michigan Finance Authority
5.000%, 01/01/2019	7,000,000	7,408,800	0.7%
Other Michigan#		24,558,884	2.3%
Total Michigan
(Cost $31,435,291)		31,967,684	3.0%
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	10,380,000	11,627,572	1.1%
Other Minnesota#		1,562,106	0.1%
Total Minnesota
(Cost $13,081,031)		13,189,678	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mississippi
Total Mississippi
(Cost $4,337,473)#		$4,338,484	0.4%
Missouri
Total Missouri
(Cost $2,458,557)#		2,452,367	0.2%
New Hampshire
Total New Hampshire
(Cost $2,686,041)#		2,763,261	0.3%
New Jersey
Total New Jersey
(Cost $16,546,184)#		16,902,210	1.6%
New Mexico
Total New Mexico
(Cost $3,992,297)#		3,957,515	0.4%
New York
City of New York NY
5.000%, 08/01/2022	$5,000,000	5,848,450	0.6%
Metropolitan Transportation Authority
6.000%, 04/01/2020 (ETM)	10,525,000	11,331,952	1.1%
New York State Dormitory Authority
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	13,807,580	1.3%
5.000%, 03/15/2030 (Callable 03/15/2024)	6,665,000	7,892,960	0.7%
New York State Urban Development Corp.
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,966,960	0.7%
Other New York#		11,818,800	1.1%
Total New York
(Cost $56,190,471)		57,666,702	5.5%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2021 (ETM)(Callable 07/31/2017)	10,355,000	11,448,177	1.1%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	13,527,198	1.3%
6.400%, 01/01/2021 (ETM)	3,352,000	3,676,608	0.3%
Other North Carolina#		1,784,839	0.2%
Total North Carolina
(Cost $29,977,280)		30,436,822	2.9%
North Dakota
Total North Dakota
(Cost $6,240,057)#		6,140,091	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio
Ohio Housing Finance Agency
4.000%, 03/01/2047 (Callable 09/01/2025)	$7,035,000	$7,502,265	0.7%
State of Ohio
5.000%, 06/15/2021	6,740,000	7,695,125	0.7%
Other Ohio#		7,853,401	0.8%
Total Ohio
(Cost $22,614,747)		23,050,791	2.2%
Oregon
Total Oregon
(Cost $6,853,465)#		6,808,888	0.6%
Pennsylvania
Total Pennsylvania
(Cost $17,638,140)#		17,724,031	1.7%
Puerto Rico
Puerto Rico Public Finance Corp.
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,082,165	0.8%
6.000%-6.000%, 08/01/2026-08/01/2026	4,115,000	5,242,675	0.5%
Other Puerto Rico#		3,218,222	0.3%
Total Puerto Rico
(Cost $16,639,062)		16,543,062	1.6%
Rhode Island
State of Rhode Island
5.000%, 08/01/2024	5,000,000	6,053,900	0.6%
Total Rhode Island
(Cost $5,793,092)		6,053,900	0.6%
South Carolina
Piedmont Municipal Power Agency
6.750%, 01/01/2020 (ETM)	6,450,000	7,307,205	0.7%
Other South Carolina#		5,456,407	0.5%
Total South Carolina
(Cost $12,249,033)		12,763,612	1.2%
South Dakota
Total South Dakota
(Cost $795,612)#		793,793	0.1%
Tennessee
Total Tennessee
(Cost $4,877,447)#		4,995,853	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Texas
City of Houston TX Combined Utility System Revenue
0.000%, 12/01/2019 (ETM)(Insured by AGM)	$13,355,000	$12,930,177	1.2%
5.500%, 12/01/2029 (ETM)	16,050,000	20,915,237	2.0%
5.500%, 12/01/2024 (ETM)	1,735,000	2,129,747	0.2%
City of San Antonio TX Electric & Gas Systems Revenue
5.650%, 02/01/2019 (ETM)	7,865,000	8,268,160	0.8%
County of Harris TX
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,336,791	0.7%
5.000%-5.750%, 10/01/2020-08/15/2027	7,810,000	9,306,200	0.9%
Harris County Health Facilities Development Corp.
5.750%, 07/01/2027 (ETM)	5,000,000	6,209,850	0.6%
Lamar Consolidated Independent School District
5.000%, 02/15/2026 (Callable 02/15/2025)
(PSF Guaranteed)	5,860,000	7,094,936	0.7%
North East Independent School District/TX
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	6,957,381	0.7%
5.000%, 08/01/2023 (PSF Guaranteed)	5,330,000	6,353,733	0.6%
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,528,570	0.3%
Tarrant County Health Facilities Development Corp.
6.000%, 09/01/2024 (ETM)	6,745,000	7,819,816	0.7%
The University of Texas System
5.000%, 08/15/2022	8,595,000	10,096,632	1.0%
Tomball Independent School District
5.000%, 02/15/2025 (PSF Guaranteed)	5,440,000	6,650,835	0.6%
Other Texas#		113,483,453	10.7%
Total Texas
(Cost $221,805,234)		229,081,518	21.7%
Utah
Total Utah
(Cost $9,331,668)#		9,765,000	0.9%
Virginia
Total Virginia
(Cost $4,581,863)#		4,563,944	0.4%
Washington
State of Washington
5.500%, 07/01/2023	5,040,000	5,958,188	0.6%
5.000%, 07/01/2032 (Callable 01/01/2025)	6,000,000	6,996,000	0.6%
5.000%-5.000%, 08/01/2034-08/01/2038	3,730,000	4,330,766	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Washington Health Care Facilities Authority
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	$8,100,000	$8,552,952	0.8%
6.125%-6.250%, 11/15/2031-11/15/2041	5,380,000	6,391,693	0.6%
Other Washington#		11,003,655	1.1%
Total Washington
(Cost $42,268,093)		43,233,254	4.1%
Wisconsin
Total Wisconsin
(Cost $13,737,467)#		13,611,791	1.3%
Total Long-Term Investments
(Cost $1,012,288,035)		1,044,618,623	98.8%

Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	739,371	739,371	0.1%
Total Short-Term Investments
(Cost $739,371)		739,371
Total Investments
(Cost $1,013,027,406)		1,045,357,994	98.9%
Other Assets in Excess of Liabilities		11,415,755	1.1%
TOTAL NET ASSETS		$1,056,773,749	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation
ETM – Escrowed to Maturity
PSF – Texas Permanent School Fund
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2017.
«	7-Day Yield.

Summary of Fair Value Exposure at  June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at  June 30, 2017 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,044,618,623	$—	$1,044,618,623
Total Long-Term Investments	—	1,044,618,623	—	1,044,618,623
Short-Term Investment
Money Market Mutual Fund	739,371	—	—	739,371
Total Short-Term Investment	739,371	—	—	739,371
Total Investments	$739,371	$1,044,618,623	$—	$1,045,357,994

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$136,800,178

	SEC 30-Day
	Yield(4)
	Institutional Class	2.05%
	Investor Class	1.81%

	Average
	Effective
	Duration	4.89 years

	Average
	Effective
	Maturity	5.08 years

	Annualized
	Expense
	Ratio(5)
Sector Weightings(1)	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate	44.7%	†

	Number of
	Holdings	436

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2017.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2017 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2017	Months	Year	Inception(1)
Institutional Class Shares	3.28%	0.40%	3.51%
Investor Class Shares	3.16%	0.16%	3.27%
Bloomberg Barclays Municipal Bond (1-15 Year) Index(2)	3.21%	-0.15%	2.76%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2017.
(2)
The Bloomberg Barclays Municipal Bond (1-15 Year) Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Black Belt Energy Gas District
4.000%, 08/01/2047 (Callable 04/01/2022)
(Mandatory Tender Date 07/01/2022)	$1,000,000	$1,089,920	0.8%
Special Care Facilities Financing
Authority of the City of Pell City AL
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,098,340	0.8%
Other Alabama#		1,338,865	1.0%
Total Alabama
(Cost $3,487,424)		3,527,125	2.6%
Alaska
Total Alaska
(Cost $1,347,555)#		1,366,939	1.0%
Arizona
City of Tucson AZ Water System Revenue
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	587,215	0.4%
Other Arizona#		3,021,129	2.2%
Total Arizona
(Cost $3,564,299)		3,608,344	2.6%
Arkansas
City of Fayetteville AR
3.050%, 01/01/2047 (Callable 01/01/2027)(3)	1,050,000	1,035,898	0.8%
City of Pine Bluff AR
3.000%, 02/01/2047 (Callable 08/01/2027)
(Insured by BAM)	1,000,000	1,015,670	0.7%
Little Rock Metrocentere Improvement District No 1
0.960%, 12/01/2025 (Callable 06/30/2017)(1)	600,000	600,000	0.4%
Other Arkansas#		1,405,067	1.1%
Total Arkansas
(Cost $4,041,500)		4,056,635	3.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
California
California Statewide Communities Development Authority
3.143%, 04/01/2028(1)(2)	$700,000	$633,449	0.5%
Corona-Norca Unified School District
0.000%, 08/01/2039 (Callable 08/01/2027)
(Insured by AGM)	890,000	1,199,106	0.9%
Redondo Beach Unified School District
6.375%, 08/01/2034 (Callable 08/01/2026)	590,000	780,110	0.6%
San Diego Unified School District/CA
5.000%, 07/01/2030 (Callable 07/01/2026)	570,000	686,086	0.5%
Other California#		10,340,226	7.5%
Total California
(Cost $13,383,953)		13,638,977	10.0%
Colorado
City of Commerce City CO
5.000%, 12/15/2030 (Callable 12/15/2027)
(Insured by AGM)	500,000	591,035	0.4%
Colorado Educational & Cultural Facilities Authority
5.000%, 10/01/2025	750,000	887,535	0.6%
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	546,490	0.4%
Vista Ridge Metropolitan District
5.000%, 12/01/2025 (Insured by BAM)	600,000	715,542	0.5%
Other Colorado#		2,635,720	2.0%
Total Colorado
(Cost $5,206,728)		5,376,322	3.9%
Connecticut
Total Connecticut
(Cost $615,698)#		609,508	0.4%
District of Columbia
Total District of Columbia
(Cost $1,585,390)#		1,577,806	1.2%
Florida
Total Florida
(Cost $3,347,621)#		3,394,677	2.5%
Georgia
City of Atlanta GA
5.000%, 01/01/2028 (Callable 01/01/2020)	1,000,000	1,068,880	0.8%
Gainesville & Hall County Hospital Authority
5.000%, 02/15/2029 (Callable 02/15/2027)	500,000	586,115	0.4%
Other Georgia#		1,351,179	1.0%
Total Georgia
(Cost $2,974,423)		3,006,174	2.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois
Cook County School District No 170 Chicago Heights
5.000%, 12/01/2026 (Callable 07/27/2017)	$1,250,000	$1,252,050	0.9%
Ford Etc Counties Community Unit
School District No. 10
5.000%, 12/01/2027 (Callable 12/01/2026)
(Insured by AGM)	550,000	643,456	0.5%
Illinois Finance Authority
2.085%-6.625%, 11/15/2017-11/01/2039	2,450,000	2,672,746	2.0%
Illinois Housing Development Authority
2.450%, 06/01/2043 (Callable 01/01/2023)	868,019	843,202	0.6%
State of Illinois
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	683,540	0.5%
5.000%-5.500%, 01/01/2022-07/01/2033	925,000	947,592	0.7%
Village of Rosemont IL
5.375%, 12/01/2031 (Callable 12/01/2020)	685,000	739,074	0.5%
Other Illinois#		9,447,612	6.9%
Total Illinois
(Cost $17,145,841)		17,229,272	12.6%
Indiana
Total Indiana
(Cost $1,636,249)#		1,668,947	1.2%
Iowa
Iowa Higher Education Loan Authority
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	1,005,090	0.7%
Other Iowa#		1,554,274	1.2%
Total Iowa
(Cost $2,531,854)		2,559,364	1.9%
Kansas
Total Kansas
(Cost $1,053,939)#		1,081,808	0.8%
Kentucky
Total Kentucky
(Cost $436,007)#		434,032	0.3%
Louisiana
Total Louisiana
(Cost $50,000)#		50,000	0.0%
Maine
Maine State Housing Authority
4.000%, 11/15/2045 (Callable 11/15/2025)	625,000	664,969	0.5%
Other Maine#		302,783	0.2%
Total Maine
(Cost $977,967)		967,752	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Massachusetts
Town of Ashburnham MA
4.250%, 07/01/2021 (Callable 07/01/2018)	$700,000	$720,727	0.5%
Other Massachusetts#~		489,980	0.4%
Total Massachusetts
(Cost $1,207,270)		1,210,707	0.9%
Michigan
Lake Orion Community School District
5.000%, 05/01/2025 (Insured By Q-SBLF)	1,635,000	1,971,303	1.4%
Other Michigan#		1,728,687	1.3%
Total Michigan
(Cost $3,577,989)		3,699,990	2.7%
Minnesota
Minnesota Housing Finance Agency
4.000%, 01/01/2047 (Callable 01/01/2026)	1,105,000	1,184,317	0.9%
Other Minnesota#		1,098,444	0.8%
Total Minnesota
(Cost $2,255,178)		2,282,761	1.7%
Mississippi
Mississippi Development Bank
5.500%, 10/01/2019	550,000	587,879	0.4%
Other Mississippi#		761,026	0.6%
Total Mississippi
(Cost $1,341,465)		1,348,905	1.0%
Missouri
Missouri Housing Development Commission
4.000%, 05/01/2042 (Callable 11/01/2026)	1,250,000	1,361,725	1.0%
3.700%, 11/01/2035 (Callable 05/01/2025)	225,000	227,585	0.2%
Other Missouri#		1,493,824	1.1%
Total Missouri
(Cost $3,066,283)		3,083,134	2.3%
Montana
City of Billings MT Sewer System Revenue
5.000%, 07/01/2029 (Callable 07/01/2027)	550,000	671,935	0.5%
Other Montana#		856,798	0.6%
Total Montana
(Cost $1,505,102)		1,528,733	1.1%
Nebraska
Total Nebraska
(Cost $2,264,777)#		2,272,564	1.7%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nevada
Nevada Housing Division
4.400%, 04/01/2029 (Callable 10/01/2021)	$860,000	$892,861	0.7%
Other Nevada#		675,125	0.4%
Total Nevada
(Cost $1,584,635)		1,567,986	1.1%
New Jersey
New Jersey Turnpike Authority
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	578,695	0.4%
Other New Jersey#		2,396,943	1.8%
Total New Jersey
(Cost $2,929,027)		2,975,638	2.2%
New Mexico
Total New Mexico
(Cost $188,385)#		189,517	0.1%
New York
Brooklyn Arena Local Development Corp.
4.000%, 07/15/2029 (Callable 01/15/2027)
(Insured by AGM)	610,000	660,734	0.5%
JPMorgan Chase Putters/Drivers Trust
1.000%, 11/01/2019 (Callable 05/01/2019)(1)	1,500,000	1,500,000	1.1%
New York City Water & Sewer System
1.070%, 06/15/2032 (Callable 07/17/2017)
(Optional Put Date 07/31/2017)(1)	875,000	875,000	0.6%
New York State Energy Research
& Development Authority
1.523%, 12/01/2020(1)(2)	750,000	741,002	0.5%
Other New York#		3,689,604	2.8%
Total New York
(Cost $7,421,542)		7,466,340	5.5%
North Carolina
North Carolina Housing Finance Agency
4.000%, 07/01/2047 (Callable 01/01/2027)	650,000	704,243	0.5%
Other North Carolina#		320,703	0.2%
Total North Carolina
(Cost $1,024,474)		1,024,946	0.7%
North Dakota
County of Ward ND
4.000%, 04/01/2026 (Callable 04/01/2023)
(Insured by AGM)	1,030,000	1,108,630	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Jamestown Park District/ND
2.900%, 07/01/2035 (Callable 07/17/2017)	$915,000	$878,016	0.6%
Other North Dakota#		958,150	0.8%
Total North Dakota
(Cost $2,959,956)		2,944,796	2.2%
Ohio
Total Ohio
(Cost $4,983,066)#		5,050,332	3.7%
Oklahoma
Total Oklahoma
(Cost $256,885)#		267,312	0.2%
Oregon
Total Oregon
(Cost $1,729,477)#		1,796,425	1.3%
Pennsylvania
Greater Latrobe School Authority
2.250%, 04/15/2019 (Callable 07/31/2017)	670,000	670,844	0.5%
Montgomery County Industrial
Development Authority/PA
1.020%, 11/15/2029 (Callable 07/01/2017)
(Optional Put Date 07/31/2017)(1)	1,250,000	1,250,000	0.9%
Pennsylvania Turnpike Commission
0.000%, 12/01/2030 (Callable 12/01/2027)	475,000	588,254	0.4%
0.000%-5.000%, 12/01/2023-12/01/2038	920,000	1,032,785	0.8%
Other Pennsylvania#		2,228,587	1.6%
Total Pennsylvania
(Cost $5,699,426)		5,770,470	4.2%
Puerto Rico
Total Puerto Rico
(Cost $288,166)#		291,556	0.2%
Rhode Island
Total Rhode Island
(Cost $691,219)#		687,140	0.5%
South Carolina
Scago Educational Facilities Corp. for Union School District
5.000%, 12/01/2023 (Insured by BAM)	500,000	588,400	0.4%
Other South Carolina#		939,234	0.7%
Total South Carolina
(Cost $1,486,470)		1,527,634	1.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Dakota
Total South Dakota
(Cost $351,136)#		$355,579	0.3%
Tennessee
Total Tennessee
(Cost $1,863,517)#		1,899,134	1.4%
Texas
Mesquite Independent School District
5.000%, 08/15/2029 (Callable 08/15/2025)
(PSF Guaranteed)	$500,000	595,665	0.4%
North Texas Tollway Authority
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	779,855	0.6%
Washington County Junior College District
5.000%, 10/01/2028 (Callable 04/01/2026)
(Insured by BAM)	500,000	592,365	0.4%
Other Texas#		6,843,293	5.0%
Total Texas
(Cost $8,701,058)		8,811,178	6.4%
Utah
Utah Charter School Finance Authority
5.000%, 04/15/2028 (Callable 04/15/2026)	720,000	836,978	0.6%
5.000%-5.000%, 04/15/2027-04/15/2037	885,000	1,004,506	0.7%
Other Utah#		646,508	0.5%
Total Utah
(Cost $2,443,659)		2,487,992	1.8%
Virgin Islands
Total Virgin Islands
(Cost $435,855)#		428,072	0.3%
Washington
State of Washington
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	734,578	0.5%
Other Washington#		1,641,939	1.2%
Total Washington
(Cost $2,354,905)		2,376,517	1.7%
Wisconsin
Public Finance Authority
4.000%, 12/01/2020	650,000	647,322	0.5%
3.000%, 11/15/2022 (Callable 11/15/2018)	750,000	752,370	0.5%
University of Wisconsin Hospitals & Clinics
5.000%, 04/01/2038 (Callable 04/01/2023)	625,000	692,475	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2028 (Callable 08/15/2023)	$1,000,000	$1,146,270	0.8%
5.000%-5.250%, 09/01/2018-10/15/2039	1,950,000	2,149,851	1.6%
Other Wisconsin#		2,595,366	1.9%
Total Wisconsin
(Cost $7,925,958)		7,983,654	5.8%
Total Long-Term Investments
(Cost $133,923,328)		135,482,694	99.0%

Short-Term Investment
	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	265,084	265,084	0.2%
Total Short-Term Investment
(Cost $265,084)		265,084	0.2%
Total Investments
(Cost $134,188,412)		135,747,778	99.2%
Other Assets in Excess of Liabilities		1,052,400	0.8%
TOTAL NET ASSETS		$136,800,178	100.0%
Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
PSF – Texas Permanent School Fund
Q-SBLF – Qualified School Building Loan Fund
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield.
#	Represents the aggregate value, by category, securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $149,980 representing 0.11% of net assets.

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$135,482,694	$—	$135,482,694
Total Long-Term Investments	—	135,482,694	—	135,482,694
Short-Term Investment
Money Market Mutual Fund	265,084	—	—	265,084
Total Short-Term Investment	265,084	—	—	265,084
Total Investments	$265,084	$135,482,694	$—	$135,747,778

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Additional Information on Fund Expenses
June 30, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2017 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/17	6/30/17	Period(1)	6/30/17	Period(1)
Baird Ultra Short
Bond Fund
Institutional Class	0.15%	$1,000.00	$1,006.30	$0.75	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,005.20	$1.99	$1,022.81	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,011.00	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,009.80	$2.74	$1,022.07	$2.76

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,020.20	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,019.00	$2.75	$1,022.07	$2.76

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,027.20	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,026.00	$2.76	$1,022.07	$2.76

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,029.90	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,029.30	$2.77	$1,022.07	$2.76

Baird Short-Term
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,020.90	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,019.20	$2.75	$1,022.07	$2.76

Baird Quality Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,028.10	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,027.10	$2.76	$1,022.07	$2.76

Baird Core Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,032.80	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,031.60	$2.77	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $567,053,366, $4,657,905,655
and $2,683,936,428, respectively)	$567,331,747	$4,663,856,282	$2,694,243,531
Interest receivable	2,615,313	28,425,632	16,847,395
Receivable for investments sold	—	—	23
Receivable for Fund shares sold	4,713,300	14,435,579	45,097,858
Uninvested cash	—	—	6,718
Prepaid expenses and other assets	10	68,938	258,924
Total assets	574,660,370	4,706,786,431	2,756,454,449
LIABILITIES:
Payable for securities purchased	6,431,591	111,560,901	78,200,361
Payable for Fund shares repurchased	386,371	3,516,173	779,285
Payable to Advisor and Distributor, net	76,418	1,166,083	681,896
Accrued expenses and other liabilities	440	2,001,854	—
Total liabilities	6,894,820	118,245,011	79,661,542
NET ASSETS	$567,765,550	$4,588,541,420	$2,676,792,907
NET ASSETS CONSIST OF:
Capital stock	$567,554,578	$4,582,528,747	$2,665,445,121
Accumulated undistributed net investment
income (distributions in excess of)	153,781	2,112,354	1,350,058
Accumulated net realized
gain (loss) on investments sold	(221,190)	(2,050,308)	(309,375)
Net unrealized appreciation on investments:	278,381	5,950,627	10,307,103
NET ASSETS	$567,765,550	$4,588,541,420	$2,676,792,907
INSTITUTIONAL CLASS SHARES
Net Assets	$554,127,839	$4,461,002,968	$2,554,535,197
Shares outstanding ($0.01 par value,
unlimited shares authorized)	55,198,548	460,208,086	230,733,948
Net asset value, offering and
redemption price per share	$10.04	$9.69	$11.07
INVESTOR CLASS SHARES
Net Assets	$13,637,711	$127,538,452	$122,257,710
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,358,685	13,159,422	10,586,571
Net asset value, offering and
redemption price per share	$10.04	$9.69	$11.55

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $12,665,990,286
and $14,461,805,699, respectively)	$12,755,170,526	$14,590,267,873
Interest receivable	77,623,199	100,188,945
Receivable for investments sold	1,568	10,350,359
Receivable for Fund shares sold	224,451,267	86,031,352
Uninvested cash	—	79,267
Prepaid expenses and other assets	458,260	40,928
Total assets	13,057,704,820	14,786,958,724
LIABILITIES:
Payable for securities purchased	312,384,892	305,049,296
Payable for Fund shares repurchased	14,498,978	9,332,270
Payable to Advisor and Distributor, net	3,370,001	4,307,664
Accrued expenses and other liabilities	533,232	—
Total liabilities	330,787,103	318,689,230
NET ASSETS	$12,726,917,717	$14,468,269,494
NET ASSETS CONSIST OF:
Capital stock	$12,650,861,322	$14,344,499,363
Accumulated undistributed net investment
income (distributions in excess of)	(3,277,394)	838,475
Accumulated net realized
gain (loss) on investments sold	(9,846,451)	(5,530,518)
Net unrealized appreciation on investments:	89,180,240	128,462,174
NET ASSETS	$12,726,917,717	$14,468,269,494
INSTITUTIONAL CLASS SHARES
Net Assets	$11,878,101,049	$11,360,264,102
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,093,558,666	1,013,518,551
Net asset value, offering and
redemption price per share	$10.86	$11.21
INVESTOR CLASS SHARES
Net Assets	$848,816,668	$3,108,005,392
Shares outstanding ($0.01 par value,
unlimited shares authorized)	75,660,463	266,665,830
Net asset value, offering and
redemption price per share	$11.22	$11.66

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $86,590,803, $1,013,027,406
and $134,188,412, respectively)	$86,848,069	$1,045,357,994	$135,747,778
Interest receivable	672,925	10,652,412	1,139,938
Receivable for investments sold	319,415	—	760,927
Receivable for Fund shares sold	65,000	1,610,946	354,821
Uninvested cash	16	—	818
Prepaid expenses and other assets	1	—	—
Total assets	87,905,426	1,057,621,352	138,004,282
LIABILITIES:
Payable for securities purchased	758,618	40,237	1,050,000
Payable for Fund shares repurchased	120,644	471,805	120,427
Payable to Advisor and Distributor, net	21,387	335,561	33,664
Accrued expenses and other liabilities	—	—	13
Total liabilities	900,649	847,603	1,204,104
NET ASSETS	$87,004,777	$1,056,773,749	$136,800,178
NET ASSETS CONSIST OF:
Capital stock	$86,723,672	$1,030,757,831	$135,368,064
Accumulated undistributed
net investment income	28,612	459,746	55,215
Accumulated net realized loss
on investments sold	(4,773)	(6,774,416)	(182,467)
Net unrealized appreciation
on investments:	257,266	32,330,588	1,559,366
NET ASSETS	$87,004,777	$1,056,773,749	$136,800,178
INSTITUTIONAL CLASS SHARES
Net Assets	$84,788,034	$917,905,589	$135,213,837
Shares outstanding ($0.01 par value,
unlimited shares authorized)	8,395,113	78,981,985	13,217,154
Net asset value, offering and
redemption price per share	$10.10	$11.62	$10.23
INVESTOR CLASS SHARES
Net Assets	$2,216,743	$138,868,160	$1,586,341
Shares outstanding ($0.01 par value,
unlimited shares authorized)	219,779	11,676,041	155,133
Net asset value, offering and
redemption price per share	$10.09	$11.89	$10.23

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$3,424,224	$42,629,127	$31,618,607
Other income	2,503	—	—
Total investment income	3,426,727	42,629,127	31,618,607
EXPENSES:
Investment advisory fees	649,364	5,343,647	3,034,075
Administration fees	129,873	1,068,730	606,815
Distribution expense –
Investor Class Shares (Note 8)	15,735	141,468	131,418
Total expenses	794,972	6,553,845	3,772,308
Fee waiver by Advisor (Note 5)	(389,618)	—	—
Net expenses	405,354	6,553,845	3,772,308
NET INVESTMENT INCOME	3,021,373	36,075,282	27,846,299

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	11,381	(2,623,798)	(281,037)
Change in unrealized
appreciation on investments	147,483	13,243,846	20,066,544
Net realized and unrealized
gain on investments	158,864	10,620,048	19,785,507
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,180,237	$46,695,330	$47,631,806

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$153,650,819	$200,777,609
Other income	—	—
Total investment income	153,650,819	200,777,609
EXPENSES:
Investment advisory fees	14,389,242	16,856,219
Administration fees	2,877,849	3,371,244
Distribution expense –
Investor Class Shares (Note 8)	1,044,817	3,696,555
Total expenses	18,311,908	23,924,018
NET INVESTMENT INCOME	135,338,911	176,853,591

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,331,862)	675,630
Change in unrealized
appreciation on investments	180,382,691	221,962,968
Net realized and unrealized
gain on investments	179,050,829	222,638,598
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$314,389,740	$399,492,189

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$682,665	$13,903,658	$1,394,435
Other income	1,099	—	1,672
Total investment income	683,764	13,903,658	1,396,107
EXPENSES:
Investment advisory fees	86,230	1,316,714	147,869
Administration fees	17,246	263,343	29,574
Distribution expense –
Investor Class Shares (Note 8)	4,757	170,810	1,853
Total expenses	108,233	1,750,867	179,296
NET INVESTMENT INCOME	575,531	12,152,791	1,216,811

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	20,801	(676,880)	124,515
Change in unrealized
appreciation on investments	732,072	18,284,386	2,417,571
Net realized and unrealized
gain on investments	752,873	17,607,506	2,542,086
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,328,404	$29,760,297	$3,758,897

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Ultra Short Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$3,021,373	$2,632,655
Net realized gain (loss) on investments	11,381	(78,925)
Change in unrealized
appreciation on investments	147,483	1,107,222
Net increase in net assets
resulting from operations	3,180,237	3,660,952

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	333,000,797	414,868,100
Shares issued to holders in
reinvestment of distributions	2,707,649	2,609,293
Cost of shares redeemed	(160,742,793)	(216,466,024)
Net increase in net assets resulting
from capital share transactions	174,965,653	201,011,369

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(2,826,985)	(2,667,617)
Total Distributions	(2,826,985)	(2,667,617)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(58,229)	(23,258)
Total Distributions	(58,229)	(23,258)

TOTAL INCREASE IN NET ASSETS	175,260,676	201,981,446

NET ASSETS:
Beginning of period	392,504,874	190,523,428
End of period (including accumulated
undistributed net investment income
of $153,781 and $17,622, respectively)	$567,765,550	$392,504,874

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$36,075,282	$55,411,057
Net realized gain (loss) on investments	(2,623,798)	5,195,831
Change in unrealized
appreciation on investments	13,243,846	15,426,285
Net increase in net assets
resulting from operations	46,695,330	76,033,173

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,362,333,378	2,123,359,734
Shares issued to holders in
reinvestment of distributions	31,631,807	51,203,187
Cost of shares redeemed	(692,161,759)	(1,336,016,853)
Net increase in net assets resulting
from capital share transactions	701,803,426	838,546,068

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(33,375,129)	(55,717,798)
From net realized gains	—	(282,221)
Total Distributions	(33,375,129)	(56,000,019)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(771,668)	(990,914)
From net realized gains	—	(8,002)
Total Distributions	(771,668)	(998,916)

TOTAL INCREASE IN NET ASSETS	714,351,959	857,580,306

NET ASSETS:
Beginning of period	3,874,189,461	3,016,609,155
End of period (including accumulated
undistributed net investment income
of $2,112,354 and $183,869, respectively)	$4,588,541,420	$3,874,189,461

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$27,846,299	$45,958,502
Net realized gain (loss) on investments	(281,037)	5,900,423
Change in unrealized
appreciation/depreciation on investments	20,066,544	(1,122,437)
Net increase in net assets
resulting from operations	47,631,806	50,736,488

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	509,527,861	737,295,663
Shares issued to holders in
reinvestment of distributions	22,924,237	44,018,187
Cost of shares redeemed	(183,818,349)	(364,012,750)
Net increase in net assets resulting
from capital share transactions	348,633,749	417,301,100

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(25,655,108)	(44,572,517)
From net realized gains	—	(4,500,976)
Total Distributions	(25,655,108)	(49,073,493)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(983,775)	(1,932,745)
From net realized gains	—	(192,882)
Total Distributions	(983,775)	(2,125,627)

TOTAL INCREASE IN NET ASSETS	369,626,672	416,838,468

NET ASSETS:
Beginning of period	2,307,166,235	1,890,327,767
End of period (including accumulated
undistributed net investment income
of $1,350,058 and $142,642, respectively)	$2,676,792,907	$2,307,166,235

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$135,338,911	$196,377,284
Net realized gain (loss) on investments	(1,331,862)	32,403,391
Change in unrealized
appreciation/depreciation on investments	180,382,691	(16,871,849)
Net increase in net assets
resulting from operations	314,389,740	211,908,826

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,813,059,019	5,417,337,933
Shares issued to holders in
reinvestment of distributions	123,913,217	202,259,552
Cost of shares redeemed	(964,304,524)	(1,765,728,702)
Net increase in net assets resulting
from capital share transactions	1,972,667,712	3,853,868,783

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(130,366,231)	(201,214,756)
From net realized gains	—	(19,044,575)
Total Distributions	(130,366,231)	(220,259,331)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(8,797,860)	(13,013,723)
From net realized gains	—	(1,543,019)
Total Distributions	(8,797,860)	(14,556,742)

TOTAL INCREASE IN NET ASSETS	2,147,893,361	3,830,961,536

NET ASSETS:
Beginning of period	10,579,024,356	6,748,062,820
End of period (including distributions in excess
of net investment income and accumulated
undistributed net investment income of
$(3,277,394) and $547,786, respectively)	$12,726,917,717	$10,579,024,356

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$176,853,591	$286,488,440
Net realized gain on investments	675,630	43,549,062
Change in unrealized
appreciation on investments	221,962,968	90,818,651
Net increase in net assets
resulting from operations	399,492,189	420,856,153

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,399,482,303	5,478,976,936
Shares issued to holders in
reinvestment of distributions	166,524,668	311,703,965
Cost of shares redeemed	(1,225,824,183)	(2,357,448,098)
Net increase in net assets resulting
from capital share transactions	1,340,182,788	3,433,232,803

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(142,085,565)	(244,902,899)
From net realized gains	—	(19,110,766)
Total Distributions	(142,085,565)	(264,013,665)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(34,764,962)	(62,615,650)
From net realized gains	—	(5,344,093)
Total Distributions	(34,764,962)	(67,959,743)

TOTAL INCREASE IN NET ASSETS	1,562,824,450	3,522,115,548

NET ASSETS:
Beginning of period	12,905,445,044	9,383,329,496
End of period (including accumulated
undistributed net investment income of
$838,475 and $835,411, respectively)	$14,468,269,494	$12,905,445,044

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Municipal Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$575,531	$413,336
Net realized gain (loss) on investments	20,801	(14,434)
Change in unrealized
appreciation/depreciation on investments	732,072	(511,890)
Net increase (decrease) in net assets
resulting from operations	1,328,404	(112,988)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,923,304	59,918,064
Shares issued to holders in
reinvestment of distributions	381,571	310,787
Cost of shares redeemed	(14,774,526)	(13,385,694)
Net increase in net assets resulting
from capital share transactions	27,530,349	46,843,157

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(528,291)	(404,698)
From net realized gains	—	(20,120)
Total Distributions	(528,291)	(424,818)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(19,575)	(15,654)
From net realized gains	—	(2,421)
Total Distributions	(19,575)	(18,075)

TOTAL INCREASE IN NET ASSETS	28,310,887	46,287,276

NET ASSETS:
Beginning of period	58,693,890	12,406,614
End of period (including accumulated
undistributed net investment income of
$28,612 and $947, respectively)	$87,004,777	$58,693,890

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$12,152,791	$26,013,591
Net realized loss on investments	(676,880)	(4,831,770)
Change in unrealized
appreciation/depreciation on investments	18,284,386	(27,953,071)
Net increase (decrease) in net assets
resulting from operations	29,760,297	(6,771,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	144,299,403	393,025,806
Shares issued to holders in
reinvestment of distributions	10,198,540	23,259,485
Cost of shares redeemed	(188,075,590)	(459,954,332)
Net decrease in net assets resulting
from capital share transactions	(33,577,647)	(43,669,041)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,348,020)	(23,096,808)
Total Distributions	(10,348,020)	(23,096,808)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,345,025)	(2,962,261)
Total Distributions	(1,345,025)	(2,962,261)

TOTAL DECREASE IN NET ASSETS	(15,510,395)	(76,499,360)

NET ASSETS:
Beginning of period	1,072,284,144	1,148,783,504
End of period (including accumulated
undistributed net investment income of
$459,746 and $0, respectively)	$1,056,773,749	$1,072,284,144

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$1,216,811	$1,265,116
Net realized gain on investments	124,515	117,545
Change in unrealized
appreciation/depreciation on investments	2,417,571	(1,332,991)
Net increase in net assets
resulting from operations	3,758,897	49,670

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,985,998	66,349,805
Shares issued to holders in
reinvestment of distributions	654,637	808,907
Cost of shares redeemed	(10,139,104)	(18,776,047)
Net increase in net assets resulting
from capital share transactions	36,501,531	48,382,665

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(1,152,067)	(1,251,033)
From net realized gains	—	(519,478)
Total Distributions	(1,152,067)	(1,770,511)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(12,677)	(10,871)
From net realized gains	—	(8,868)
Total Distributions	(12,677)	(19,739)

TOTAL INCREASE IN NET ASSETS	39,095,684	46,642,085

NET ASSETS:
Beginning of period	97,704,494	51,062,409
End of period (including accumulated
undistributed net investment income of
$55,215 and $3,148, respectively)	$136,800,178	$97,704,494

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014
Per Share Data:
Net asset value, beginning of period	$10.03		$9.98	$10.03	$10.00
Income from investment operations:
Net investment income	0.06	(1)	0.11 (1)	0.08 (1)	0.09
Net realized and unrealized
gains (losses) on investments	—		0.04	(0.05)	0.03 (2)
Total from investment operations	0.06		0.15	0.03	0.12
Less distributions:
Distributions from net investment income	(0.05)		(0.10)	(0.08)	(0.09)
Total distributions	(0.05)		(0.10)	(0.08)	(0.09)
Net asset value, end of period	$10.04		$10.03	$9.98	$10.03

Total return	0.63	%(3)	1.56%	0.30%	1.21%

Supplemental data and ratios:
Net assets, end of period (millions)	$554.1		$387.3	$189.3	$84.5
Ratio of expenses to average net assets	0.15	%(4)	0.15%	0.15%	0.15%
Ratio of expenses to average
net assets (before waivers)	0.30	%(4)	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	1.17	%(4)	1.05%	0.78%	0.93%
Ratio of net investment income
to average net assets (before waivers)	1.02	%(4)	0.90%	0.63%	0.78%
Portfolio turnover rate(5)	40.5	%(3)	96.9%	65.5%	57.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014
Per Share Data:
Net asset value, beginning of period	$10.03		$9.98	$10.02	$10.00
Income from investment operations:
Net investment income	0.05	(1)	0.08 (1)	0.05 (1)	0.07
Net realized and unrealized
gains (losses) on investments	—		0.05	(0.03)	0.02 (2)
Total from investment operations	0.05		0.13	0.02	0.09
Less distributions:
Distributions from net investment income	(0.04)		(0.08)	(0.06)	(0.07)
Total distributions	(0.04)		(0.08)	(0.06)	(0.07)
Net asset value, end of period	$10.04		$10.03	$9.98	$10.02

Total return	0.52	%(3)	1.32%	0.16%	0.88%

Supplemental data and ratios:
Net assets, end of period (millions)	$13.6		$5.2	$1.2	$0.9
Ratio of expenses to average net assets	0.40	%(4)	0.40%	0.40%	0.40%
Ratio of expenses to average
net assets (before waivers)	0.55	%(4)	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	0.92	%(4)	0.80%	0.53%	0.68%
Ratio of net investment income
to average net assets (before waivers)	0.77	%(4)	0.65%	0.38%	0.53%
Portfolio turnover rate(5)	40.5	%(3)	96.9%	65.5%	57.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016		2015		2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$9.66		$9.60		$9.67		$9.69	$9.75	$9.59
Income from
investment operations:
Net investment income	0.08	(1)	0.15	(1)	0.13	(1)	0.16	0.17 (1)	0.22
Net realized and unrealized
gains (losses) on investments	0.03		0.06		(0.05)		(0.01)	(0.04)	0.17
Total from
investment operations	0.11		0.21		0.08		0.15	0.13	0.39
Less distributions:
Distributions from net
investment income	(0.08)		(0.15)		(0.15)		(0.16)	(0.17)	(0.22)
Distributions from
net realized gains	—		(0.00	)(2)	(0.00	)(2)	(0.01)	(0.02)	(0.01)
Total distributions	(0.08)		(0.15)		(0.15)		(0.17)	(0.19)	(0.23)
Net asset value, end of period	$9.69		$9.66		$9.60		$9.67	$9.69	$9.75

Total return	1.10	%(3)	2.25%		0.89%		1.49%	1.33%	4.16%

Supplemental data and ratios:
Net assets,
end of period (millions)	$4,461.0		$3,769.3		$2,976.0		$2,640.9	$1,985.0	$1,295.7
Ratio of expenses
to average net assets	0.30	%(4)	0.30%		0.30%		0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	1.69	%(4)	1.57%		1.30%		1.56%	1.71%	2.23%
Portfolio turnover rate(5)	24.3	%(3)	44.0%		37.8%		51.2%	45.1%	40.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

									September 19,
	Six Months								2012^
	Ended								through
	June 30, 2017		Year Ended December 31,						December 31,
	(Unaudited)		2016		2015		2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$9.66		$9.60		$9.67		$9.69	$9.75	$9.77
Income from
investment operations:
Net investment income	0.07	(1)	0.13	(1)	0.10	(1)	0.14	0.15 (1)	0.06
Net realized and unrealized
gains (losses) on investments	0.02		0.06		(0.04)		(0.02)	(0.04)	0.00	(2)
Total from
investment operations	0.09		0.19		0.06		0.12	0.11	0.06
Less distributions:
Distributions from net
investment income	(0.06)		(0.13)		(0.13)		(0.13)	(0.15)	(0.07)
Distributions from
net realized gains	—		(0.00	)(2)	(0.00	)(2)	(0.01)	(0.02)	(0.01)
Total distributions	(0.06)		(0.13)		(0.13)		(0.14)	(0.17)	(0.08)
Net asset value, end of period	$9.69		$9.66		$9.60		$9.67	$9.69	$9.75

Total return	0.98	%(3)	2.00%		0.64%		1.25%	1.11%	0.68	%(3)

Supplemental data and ratios:
Net assets,
end of period (millions)	$127.5		$104.9		$40.6		$35.8	$2.5	$1.5
Ratio of expenses
to average net assets	0.55	%(4)	0.55%		0.55%		0.55%	0.55%	0.55	%(4)
Ratio of net
investment income
to average net assets	1.44	%(4)	1.32%		1.05%		1.31%	1.46%	1.98	%(4)
Portfolio turnover rate(5)	24.3	%(3)	44.0%		37.8%		51.2%	45.1%	40.1	%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$10.97		$10.93	$11.10	$11.00	$11.31	$11.06
Income from
investment operations:
Net investment income	0.13	(1)	0.25 (1)	0.24 (1)	0.26 (1)	0.27	0.33 (1)
Net realized and unrealized
gains (losses) on investments	0.09		0.06	(0.13)	0.13	(0.29)	0.38
Total from
investment operations	0.22		0.31	0.11	0.39	(0.02)	0.71
Less distributions:
Distributions from net
investment income	(0.12)		(0.25)	(0.25)	(0.27)	(0.27)	(0.33)
Distributions from
net realized gains	—		(0.02)	(0.03)	(0.02)	(0.02)	(0.13)
Total distributions	(0.12)		(0.27)	(0.28)	(0.29)	(0.29)	(0.46)
Net asset value, end of period	$11.07		$10.97	$10.93	$11.10	$11.00	$11.31

Total return	2.02	%(2)	2.83%	0.99%	3.50%	(0.17)%	6.52%

Supplemental data and ratios:
Net assets,
end of period (millions)	$2,554.5		$2,209.1	$1,787.0	$1,468.2	$1,113.7	$867.5
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.31	%(3)	2.21%	2.14%	2.37%	2.45%	2.95%
Portfolio turnover rate(4)	18.3	%(2)	30.1%	39.0%	29.2%	45.1%	45.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$11.44		$11.39	$11.56	$11.43	$11.74	$11.47
Income from
investment operations:
Net investment income	0.12	(1)	0.23 (1)	0.22 (1)	0.25 (1)	0.25	0.32 (1)
Net realized and unrealized
gains (losses) on investments	0.10		0.06	(0.14)	0.14	(0.29)	0.39
Total from
investment operations	0.22		0.29	0.08	0.39	(0.04)	0.71
Less distributions:
Distributions from net
investment income	(0.11)		(0.22)	(0.22)	(0.24)	(0.25)	(0.31)
Distributions from
net realized gains	—		(0.02)	(0.03)	(0.02)	(0.02)	(0.13)
Total distributions	(0.11)		(0.24)	(0.25)	(0.26)	(0.27)	(0.44)
Net asset value, end of period	$11.55		$11.44	$11.39	$11.56	$11.43	$11.74

Total return	1.90	%(2)	2.55%	0.79%	3.29%	(0.41)%	6.20%

Supplemental data and ratios:
Net assets,
end of period (millions)	$122.3		$98.1	$103.4	$115.6	$42.1	$26.7
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.06	%(3)	1.96%	1.89%	2.12%	2.20%	2.70%
Portfolio turnover rate(4)	18.3	%(2)	30.1%	39.0%	29.2%	45.1%	45.1%
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$10.70		$10.61	$10.81	$10.41	$10.89	$10.65
Income from
investment operations:
Net investment income	0.13	(1)	0.25 (1)	0.24 (1)	0.30 (2)	0.32 (1)	0.38 (1)
Net realized and unrealized
gains (losses) on investments	0.16		0.12	(0.18)	0.41	(0.45)	0.45
Total from
investment operations	0.29		0.37	0.06	0.71	(0.13)	0.83
Less distributions:
Distributions from net
investment income	(0.13)		(0.26)	(0.26)	(0.31)	(0.35)	(0.43)
Distributions from
net realized gains	—		(0.02)	—	—	—	(0.16)
Total distributions	(0.13)		(0.28)	(0.26)	(0.31)	(0.35)	(0.59)
Net asset value, end of period	$10.86		$10.70	$10.61	$10.81	$10.41	$10.89

Total return	2.72	%(3)	3.52%	0.55%	6.89%	(1.25)%	7.92%

Supplemental data and ratios:
Net assets,
end of period (millions)	$11,878.1		$9,769.9	$6,318.4	$3,448.6	$1,665.0	$1,495.4
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.37	%(4)	2.25%	2.24%	2.81%	3.01%	3.51%
Portfolio turnover rate(5)	13.1	%(3)	35.7%	39.6%	32.1%	28.4%	64.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$11.05		$10.94	$11.15	$10.72	$11.21	$10.94
Income from
investment operations:
Net investment income	0.12	(1)	0.23 (1)	0.22 (1)	0.28 (2)	0.29 (1)	0.37 (1)
Net realized and unrealized
gains (losses) on investments	0.17		0.14	(0.20)	0.43	(0.46)	0.46
Total from
investment operations	0.29		0.37	0.02	0.71	(0.17)	0.83
Less distributions:
Distributions from net
investment income	(0.12)		(0.24)	(0.23)	(0.28)	(0.32)	(0.40)
Distributions from
net realized gains	—		(0.02)	—	—	—	(0.16)
Total distributions	(0.12)		(0.26)	(0.23)	(0.28)	(0.32)	(0.56)
Net asset value, end of period	$11.22		$11.05	$10.94	$11.15	$10.72	$11.21

Total return	2.60	%(3)	3.34%	0.21%	6.71%	(1.54)%	7.72%

Supplemental data and ratios:
Net assets,
end of period (millions)	$848.8		$809.1	$429.6	$241.7	$141.9	$49.4
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.12	%(4)	2.00%	1.99%	2.56%	2.76%	3.26%
Portfolio turnover rate(5)	13.1	%(3)	35.7%	39.6%	32.1%	28.4%	64.4%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$11.03		$10.85	$11.14	$10.77	$11.27	$10.82
Income from
investment operations:
Net investment income	0.15	(1)	0.29 (1)	0.28 (1)	0.32 (2)	0.31 (2)	0.35 (1)
Net realized and unrealized
gains (losses) on investments	0.18		0.22	(0.26)	0.38	(0.46)	0.50
Total from
investment operations	0.33		0.51	0.02	0.70	(0.15)	0.85
Less distributions:
Distributions from net
investment income	(0.15)		(0.31)	(0.31)	(0.33)	(0.34)	(0.38)
Distributions from
net realized gains	—		(0.02)	—	—	(0.01)	(0.02)
Total distributions	(0.15)		(0.33)	(0.31)	(0.33)	(0.35)	(0.40)
Net asset value, end of period	$11.21		$11.03	$10.85	$11.14	$10.77	$11.27

Total return	2.99	%(3)	4.73%	0.14%	6.59%	(1.32)%	7.95%

Supplemental data and ratios:
Net assets,
end of period (millions)	$11,360.3		$10,023.6	$7,199.8	$4,520.9	$1,789.7	$1,573.4
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.68	%(4)	2.61%	2.50%	2.89%	2.83%	3.12%
Portfolio turnover rate(5)	15.5	%(3)	33.2%	34.2%	35.0%	35.5%	36.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$11.46		$11.26	$11.55	$11.16	$11.67	$11.18
Income from
investment operations:
Net investment income	0.14	(1)	0.27 (1)	0.26 (1)	0.29 (2)	0.29 (2)	0.33 (1)
Net realized and unrealized
gains (losses) on investments	0.19		0.23	(0.27)	0.40	(0.48)	0.53
Total from
investment operations	0.33		0.50	(0.01)	0.69	(0.19)	0.86
Less distributions:
Distributions from net
investment income	(0.13)		(0.28)	(0.28)	(0.30)	(0.31)	(0.35)
Distributions from
net realized gains	—		(0.02)	—	—	(0.01)	(0.02)
Total distributions	(0.13)		(0.30)	(0.28)	(0.30)	(0.32)	(0.37)
Net asset value, end of period	$11.66		$11.46	$11.26	$11.55	$11.16	$11.67

Total return	2.93	%(3)	4.47%	(0.11)%	6.27%	(1.61)%	7.80%

Supplemental data and ratios:
Net assets,
end of period (millions)	$3,108.0		$2,881.8	$2,183.5	$2,195.7	$1,044.1	$1,036.0
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.43	%(4)	2.36%	2.25%	2.64%	2.58%	2.87%
Portfolio turnover rate(5)	15.5	%(3)	33.2%	34.2%	35.0%	35.5%	36.7%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2017		December 31,		December 31,
	(Unaudited)		2016		2015^
Per Share Data:
Net asset value, beginning of period	$9.97		$10.04		$10.00
Income from investment operations:
Net investment income	0.08	(1)	0.15	(1)	0.05	(1)
Net realized and unrealized gains (losses) on investments	0.13		(0.08)		0.04
Total from investment operations	0.21		0.07		0.09
Less distributions:
Distributions from net investment income	(0.08)		(0.14)		(0.04)
Distributions from net realized gains	—		(0.00	)(2)	(0.01)
Total distributions	(0.08)		(0.14)		(0.05)
Net asset value, end of period	$10.10		$9.97		$10.04

Total return	2.09	%(3)	0.71%		0.94	%(3)

Supplemental data and ratios:
Net assets, end of period (millions)	$84.8		$52.4		$12.3
Ratio of expenses to average net assets	0.30	%(4)	0.30%		0.30	%(4)
Ratio of net investment income to average net assets	1.68	%(4)	1.44%		1.42	%(4)
Portfolio turnover rate(5)	33.9	%(3)	38.3%		41.4	%(3)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less then $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2017		December 31,		December 31,
	(Unaudited)		2016		2015^
Per Share Data:
Net asset value, beginning of period	$9.96		$10.04		$10.00
Income from investment operations:
Net investment income	0.07	(1)	0.12	(1)	0.04	(1)
Net realized and unrealized gains (losses) on investments	0.12		(0.08)		0.05
Total from investment operations	0.19		0.04		0.09
Less distributions:
Distributions from net investment income	(0.06)		(0.12)		(0.04)
Distributions from net realized gains	—		(0.00	)(2)	(0.01)
Total distributions	(0.06)		(0.12)		(0.05)
Net asset value, end of period	$10.09		$9.96		$10.04

Total return	1.92	%(3)	0.40%		0.86	%(3)

Supplemental data and ratios:
Net assets, end of period (millions)	$2.2		$6.3		$0.1
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55	%(4)
Ratio of net investment income to average net assets	1.43	%(4)	1.19%		1.17	%(4)
Portfolio turnover rate(5)	33.9	%(3)	38.3%		41.4	%(3)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less then $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$11.43		$11.74	$11.77	$11.55	$12.01	$11.94
Income from
investment operations:
Net investment income	0.13	(1)	0.26 (1)	0.28 (1)	0.30	0.32 (1)	0.30
Net realized and unrealized
gains (losses) on investments	0.19		(0.31)	(0.03)	0.22	(0.46)	0.07
Total from
investment operations	0.32		(0.05)	0.25	0.52	(0.14)	0.37
Less distributions:
Distributions from net
investment income	(0.13)		(0.26)	(0.28)	(0.30)	(0.32)	(0.30)
Total distributions	(0.13)		(0.26)	(0.28)	(0.30)	(0.32)	(0.30)
Net asset value, end of period	$11.62		$11.43	$11.74	$11.77	$11.55	$12.01

Total return	2.81	%(2)	(0.46)%	2.19%	4.54%	(1.19)%	3.12%

Supplemental data and ratios:
Net assets,
end of period (millions)	$917.9		$936.2	$988.4	$918.9	$801.4	$963.1
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.34	%(3)	2.19%	2.42%	2.56%	2.65%	2.48%
Portfolio turnover rate(4)	8.1	%(2)	22.0%	9.3%	4.7%	9.0%	5.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$11.69		$12.00	$12.03	$11.80	$12.26	$12.18
Income from
investment operations:
Net investment income	0.12	(1)	0.23 (1)	0.26 (1)	0.28	0.29 (1)	0.27
Net realized and unrealized
gains (losses) on investments	0.20		(0.31)	(0.04)	0.22	(0.46)	0.08
Total from
investment operations	0.32		(0.08)	0.22	0.50	(0.17)	0.35
Less distributions:
Distributions from net
investment income	(0.12)		(0.23)	(0.25)	(0.27)	(0.29)	(0.27)
Total distributions	(0.12)		(0.23)	(0.25)	(0.27)	(0.29)	(0.27)
Net asset value, end of period	$11.89		$11.69	$12.00	$12.03	$11.80	$12.26

Total return	2.71	%(2)	(0.70)%	1.89%	4.27%	(1.42)%	2.88%

Supplemental data and ratios:
Net assets,
end of period (millions)	$138.9		$136.1	$160.3	$186.7	$205.6	$258.5
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.09	%(3)	1.94%	2.17%	2.31%	2.40%	2.23%
Portfolio turnover rate(4)	8.1	%(2)	22.0%	9.3%	4.7%	9.0%	5.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2017		December 31,	December 31,
	(Unaudited)		2016	2015^
Per Share Data:
Net asset value, beginning of period	$10.01		$10.13	$10.00
Income from investment operations:
Net investment income	0.10	(1)	0.18 (1)	0.06	(1)
Net realized and unrealized gains (losses) on investments	0.22		(0.05)	0.14
Total from investment operations	0.32		0.13	0.20
Less distributions:
Distributions from net investment income	(0.10)		(0.18)	(0.06)
Distributions from net realized gains	—		(0.07)	(0.01)
Total distributions	(0.10)		(0.25)	(0.07)
Net asset value, end of period	$10.23		$10.01	$10.13

Total return	3.28	%(2)	1.14%	1.98	%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$135.2		$96.3	$50.8
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30	%(3)
Ratio of net investment income to average net assets	2.06	%(3)	1.79%	1.75	%(3)
Portfolio turnover rate(4)	44.7	%(2)	94.8%	108.3	%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2017		December 31,	December 31,
	(Unaudited)		2016	2015^
Per Share Data:
Net asset value, beginning of period	$10.00		$10.13	$10.00
Income from investment operations:
Net investment income	0.09	(1)	0.16 (1)	0.05	(1)
Net realized and unrealized gains (losses) on investments	0.23		(0.06)	0.14
Total from investment operations	0.32		0.10	0.19
Less distributions:
Distributions from net investment income	(0.09)		(0.16)	(0.05)
Distributions from net realized gains	—		(0.07)	(0.01)
Total distributions	(0.09)		(0.23)	(0.06)
Net asset value, end of period	$10.23		$10.00	$10.13

Total return	3.16	%(2)	0.91%	1.91	%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$1.6		$1.4	$0.2
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55	%(3)
Ratio of net investment income to average net assets	1.81	%(3)	1.54%	1.50	%(3)
Portfolio turnover rate(4)	44.7	%(2)	94.8%	108.3	%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), eight of the fifteen series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Ultra Short Bond Fund commenced with the sale of both Institutional and Investor Class shares on December 31, 2013.  The Baird Short-Term Bond Fund commenced with the sale of Institutional Class shares on August 31, 2004 while the Investor Class shares commenced on September 19, 2012.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Baird Short-Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on August 31, 2015.  The Baird Quality Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on March 30, 2001.  Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 8.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.  The Fund’s benchmark index, the Bloomberg Barclays U.S. Short-Term Government/Corporate Index, is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index. The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

1.	Organization (cont.)
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the Securities and Exchange Commission, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the

Notes to the Financial Statements
June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (cont.)

volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Unregistered Securities – Seven of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond, Baird Short-Term Municipal Bond and Baird Core Intermediate Municipal Bond Funds were $76,103,193 (13.41% of net assets), $1,000,899,357 (21.81% of net assets), $465,909,044 (17.41% of net assets), $2,018,378,098 (15.86% of net assets), $2,646,933,025 (18.29% of net assets), $99,986 (0.11% of net assets) and $149,980 (0.11% of net assets), respectively, at June 30, 2017.  Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2017 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2016, or for any other tax years which are open for exam. As of June 30, 2017, open tax years include the tax years ended December 31, 2013 through 2016. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

Notes to the Financial Statements
June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (cont.)
and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statements of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Recent Accounting Pronouncement – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	31,780,542	$319,060,184	Shares sold	1,388,949	$13,940,613
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	266,029	2,670,183	dividends	3,735	37,466
Shares redeemed	(15,453,836)	(155,161,798)	Shares redeemed	(556,192)	(5,580,995)
Net increase	16,592,735	$166,568,569	Net increase	836,492	$8,397,084
Shares Outstanding:			Shares Outstanding:
Beginning of period	38,605,813		Beginning of period	522,193
End of period	55,198,548		End of period	1,358,685

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Ultra Short Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	40,894,406	$409,656,486	Shares sold	519,828	$5,211,614
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	260,009	2,604,619	dividends	466	4,674
Shares redeemed	(21,510,785)	(215,281,434)	Shares redeemed	(118,196)	(1,184,590)
Net increase	19,643,630	$196,979,671	Net increase	402,098	$4,031,698
Shares Outstanding:			Shares Outstanding:
Beginning of year	18,962,183		Beginning of year	120,095
End of year	38,605,813		End of year	522,193

Baird Short-Term Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	134,854,790	$1,306,280,587	Shares sold	5,785,641	$56,052,791
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	3,191,408	30,914,167	dividends	74,084	717,640
Shares redeemed	(67,895,526)	(657,752,585)	Shares redeemed	(3,552,051)	(34,409,174)
Net increase	70,150,672	$679,442,169	Net increase	2,307,674	$22,361,257
Shares Outstanding:			Shares Outstanding:
Beginning of period	390,057,414		Beginning of period	10,851,748
End of period	460,208,086		End of period	13,159,422

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	208,721,216	$2,022,991,247	Shares sold	10,339,785	$100,368,487
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	5,191,423	50,301,475	dividends	93,050	901,712
Shares redeemed	(133,931,700)	(1,299,046,819)	Shares redeemed	(3,813,267)	(36,970,034)
Net increase	79,980,939	$774,245,903	Net increase	6,619,568	$64,300,165
Shares Outstanding:			Shares Outstanding:
Beginning of year	310,076,475		Beginning of year	4,232,180
End of year	390,057,414		End of year	10,851,748

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Intermediate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	42,761,585	$472,305,772	Shares sold	3,229,435	$37,222,089
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,987,057	21,957,158	dividends	83,900	967,079
Shares redeemed	(15,300,382)	(168,852,565)	Shares redeemed	(1,299,372)	(14,965,784)
Net increase	29,448,260	$325,410,365	Net increase	2,013,963	$23,223,384
Shares Outstanding:			Shares Outstanding:
Beginning of period	201,285,688		Beginning of period	8,572,608
End of period	230,733,948		End of period	10,586,571

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold(1)	64,350,690	$719,411,019	Shares sold	1,543,535	$17,884,644
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	3,770,295	41,921,480	dividends	180,930	2,096,707
Shares redeemed	(30,325,724)	(338,066,847)	Shares redeemed	(2,231,792)	(25,945,903)
Net increase	37,795,261	$423,265,652	Net decrease	(507,327)	$(5,964,552)
Shares Outstanding:			Shares Outstanding:
Beginning of year	163,490,427		Beginning of year	9,079,935
End of year	201,285,688		End of year	8,572,608

(1)
In the fourth quarter of 2016, the Baird Intermediate Bond Fund satisfied a transfer in kind request made be a large Shareholder by transferring cash and securities into the Fund in the amount of $25,203,041 in exchange for 2,248,264 shares of the Fund. The transfer was effected in accordance with policies and procedures approved by the Board of Directors of the Funds.

Baird Aggregate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	246,521,332	$2,659,286,449	Shares sold	13,793,278	$153,772,570
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	10,693,037	115,526,418	dividends	751,775	8,386,799
Shares redeemed	(76,812,701)	(828,882,802)	Shares redeemed	(12,126,026)	(135,421,722)
Net increase	180,401,668	$1,945,930,065	Net increase	2,419,027	$26,737,647
Shares Outstanding:			Shares Outstanding:
Beginning of period	913,156,998		Beginning of period	73,241,436
End of period	1,093,558,666		End of period	75,660,463

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Aggregate Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	446,191,460	$4,872,184,789	Shares sold	48,411,135	$545,153,144
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	17,343,130	188,475,045	dividends	1,229,171	13,784,507
Shares redeemed	(146,109,105)	(1,589,759,877)	Shares redeemed	(15,658,884)	(175,968,825)
Net increase	317,425,485	$3,470,899,957	Net increase	33,981,422	$382,968,826
Shares Outstanding:			Shares Outstanding:
Beginning of year	595,731,513		Beginning of year	39,260,014
End of year	913,156,998		End of year	73,241,436

Baird Core Plus Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold(1)	171,024,018	$1,903,639,037	Shares sold	42,862,305	$495,843,266
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	11,856,934	132,087,225	dividends	2,973,893	34,437,443
Shares redeemed	(78,411,313)	(871,822,512)	Shares redeemed	(30,634,478)	(354,001,671)
Net increase	104,469,639	$1,163,903,750	Net increase	15,201,720	$176,279,038
Shares Outstanding:			Shares Outstanding:
Beginning of period	909,048,912		Beginning of period	251,464,110
End of period	1,013,518,551		End of period	266,665,830

(1)
In the second quarter of 2017, the Baird Core Plus Bond Fund processed a transfer in kind for a large shareholder by transferring the shareholder’s securities in kind into the Fund.  The transfer was effected in accordance with policies and procedures approved by the Board of Directors of the Funds.

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	367,562,136	$4,121,093,117	Shares sold	116,052,805	$1,357,883,819
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	21,905,632	244,377,395	dividends	5,809,669	67,326,570
Shares redeemed	(144,024,634)	(1,612,812,024)	Shares redeemed	(64,248,597)	(744,636,074)
Net increase	245,443,134	$2,752,658,488	Net increase	57,613,877	$680,574,315
Shares Outstanding:			Shares Outstanding:
Beginning of year	663,605,778		Beginning of year	193,850,233
End of year	909,048,912		End of year	251,464,110

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Short-Term Municipal Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	4,064,005	$40,951,465	Shares sold	96,482	$971,839
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	36,063	363,327	dividends	1,816	18,244
Shares redeemed	(955,603)	(9,613,209)	Shares redeemed	(514,056)	(5,161,317)
Net increase	3,144,465	$31,701,583	Net decrease	(415,758)	$(4,171,234)
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,250,648		Beginning of period	635,537
End of period	8,395,113		End of period	219,779

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	5,168,209	$52,089,868	Shares sold	783,100	$7,828,196
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	29,158	293,778	dividends	1,702	17,009
Shares redeemed	(1,169,212)	(11,765,314)	Shares redeemed	(162,007)	(1,620,380)
Net increase	4,028,155	$40,618,332	Net increase	622,795	$6,224,825
Shares Outstanding:			Shares Outstanding:
Beginning of year	1,222,493		Beginning of year	12,742
End of year	5,250,648		End of year	635,537

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	10,674,333	$123,155,637	Shares sold	1,786,716	$21,143,766
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	770,188	8,911,563	dividends	108,696	1,286,977
Shares redeemed	(14,401,380)	(166,048,649)	Shares redeemed	(1,860,611)	(22,026,941)
Net decrease	(2,956,859)	$(33,981,449)	Net increase	34,801	$403,802
Shares Outstanding:			Shares Outstanding:
Beginning of period	81,938,844		Beginning of period	11,641,240
End of period	78,981,985		End of period	11,676,041

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Quality Intermediate Municipal Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	29,580,986	$348,058,765	Shares sold	3,740,560	$44,967,041
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,732,099	20,373,781	dividends	239,819	2,885,704
Shares redeemed	(33,599,539)	(391,653,840)	Shares redeemed	(5,700,686)	(68,300,492)
Net decrease	(2,286,454)	$(23,221,294)	Net decrease	(1,720,307)	$(20,447,747)
Shares Outstanding:			Shares Outstanding:
Beginning of year	84,225,298		Beginning of year	13,361,547
End of year	81,938,844		End of year	11,641,240

Baird Core Intermediate Municipal Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	4,517,052	$45,702,928	Shares sold	28,009	$283,070
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	63,236	642,067	dividends	1,239	12,570
Shares redeemed	(993,027)	(10,041,686)	Shares redeemed	(9,549)	(97,418)
Net increase	3,587,261	$36,303,309	Net increase	19,699	$198,222
Shares Outstanding:			Shares Outstanding:
Beginning of period	9,629,893		Beginning of period	135,434
End of period	13,217,154		End of period	155,133

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	6,375,410	$65,179,152	Shares sold	114,091	$1,170,653
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	77,830	791,320	dividends	1,737	17,587
Shares redeemed	(1,839,627)	(18,748,846)	Shares redeemed	(2,653)	(27,201)
Net increase	4,613,613	$47,221,626	Net increase	113,175	$1,161,039
Shares Outstanding:			Shares Outstanding:
Beginning of year	5,016,280		Beginning of year	22,259
End of year	9,629,893		End of year	135,434

Notes to the Financial Statements
June 30, 2017 (Unaudited)

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
Purchases:	Bond Fund	Bond Fund	Bond Fund
U.S. Government	$—	$—	$—
Other	$211,356,563	$1,636,979,327	$725,961,864

Sales:
U.S. Government	$—	$—	$—
Other	$141,449,066	$995,325,401	$435,032,608

			Baird
	Baird	Baird	Short-Term
	Aggregate	Core Plus	Municipal
Purchases:	Bond Fund	Bond Fund	Bond Fund
U.S. Government	$147,001,857	$86,861,200	$—
Other	$3,068,178,484	$3,032,549,135	$49,565,356

Sales:
U.S. Government	$24,512,383	$26,822,928	$—
Other	$1,462,002,922	$2,031,147,610	$21,781,374

		Baird Quality	Baird Core
		Intermediate	Intermediate
		Municipal	Municipal
Purchases:		Bond Fund	Bond Fund
U.S. Government		$—	$—
Other		$83,886,001	$84,885,862

Sales:
U.S. Government		$—	$—
Other		$133,829,782	$49,646,632

At December 31, 2016, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$386,796,106	$3,907,255,324	$2,327,428,894
Gross unrealized appreciation	340,605	10,841,882	18,272,507
Gross unrealized depreciation	(215,405)	(18,482,799)	(29,062,970)
Net unrealized appreciation	$125,200	$(7,640,917)	$(10,790,463)
Undistributed ordinary income	17,622	1,105,057	460,714
Undistributed long-term capital gain	—	—	684,612
Undistributed tax-exempt income	—	—	—
Total distributable earnings	$17,622	$1,105,057	$1,145,326
Other accumulated losses	(226,873)	—	—
Total accumulated earnings	$(84,051)	$(6,535,860)	$(9,645,137)

Notes to the Financial Statements
June 30, 2017 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

			Baird
	Baird	Baird	Short-Term
	Aggregate	Core Plus	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$10,792,712,712	$13,020,416,854	$58,456,047
Gross unrealized appreciation	81,991,311	113,263,030	105,428
Gross unrealized depreciation	(176,346,455)	(209,524,620)	(570,702)
Net unrealized appreciation	$(94,355,144)	$(96,261,590)	$(465,274)
Undistributed ordinary income	547,786	835,411	—
Undistributed long-term capital gain	—	—	—
Undistributed tax-exempt income	—	—	1,316
Total distributable earnings	$547,786	$835,411	$1,316
Other accumulated losses	(5,361,896)	(3,445,352)	(35,475)
Total accumulated earnings	$(99,169,254)	$(98,871,531)	$(499,433)

		Baird Quality	Baird Core
		Intermediate	Intermediate
		Municipal	Municipal
		Bond Fund	Bond Fund
Cost of Investments		$1,042,486,736	$97,899,219
Gross unrealized appreciation		23,236,022	360,748
Gross unrealized depreciation		(9,246,712)	(1,218,953)
Net unrealized appreciation		$13,989,310	$(858,205)
Undistributed ordinary income		—	—
Undistributed long-term capital gain		—	—
Undistributed tax-exempt income		—	3,148
Total distributable earnings		$—	$3,148
Other accumulated losses		(6,040,644)	(306,982)
Total accumulated earnings		$7,948,666	$(1,162,039)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for losses deferred due to wash sales and non-deductible expenses. These reclassifications have no effect on net assets or net asset value per share.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Ultra Short Bond Fund	$2,885,214	$—	$2,690,875	$—
Baird Short-Term Bond Fund	$34,146,797	$—	$56,998,935	$—
Baird Intermediate Bond Fund	$26,638,883	$—	$46,505,262	$4,693,858
Baird Aggregate Bond Fund	$139,164,091	$—	$227,916,820	$6,899,253
Baird Core Plus Bond Fund	$176,850,527	$—	$328,622,238	$3,351,170
Baird Short-Term Municipal Bond Fund	$—	$—	$30,307	$—
Baird Quality Intermediate
Municipal Bond Fund	$—	$—	$189,012	$—
Baird Core Intermediate
Municipal Bond Fund	$—	$—	$546,276	$2,509

For the six months ended June 30, 2017, the Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, and Baird Core Intermediate Municipal Bond Fund made distributions of tax-exempt income of $547,866, $11,693,045, and $1,164,744, respectively. For the year ended December 31, 2016, the Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, and Baird Core Intermediate Municipal Bond Fund made distributions of tax-exempt income of $412,586, $25,870,057, and $1,241,465, respectively.

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  At December 31, 2016, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird Ultra Short Bond Fund	$86,934	Short-Term	Indefinitely
	139,939	Long-Term	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	3,863,605	Short-Term	Indefinitely
	2,177,039	Long-Term	Indefinitely

5.	Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2017, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Corporation on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$389,618

Notes to the Financial Statements
June 30, 2017 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)
The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.	Securities Lending
During the six months ended June 30, 2017, each Fund (other than the Short-Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund) was permitted to lend up to one-third of its total assets (including such loans) to borrowers under terms of a securities lending program administered by U.S. Bank, N.A., the Funds’ custodian and an affiliate of USBFS, the Funds’ transfer agent and administrator.  A securities lending agreement requires that loans be collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

Participating Funds receive compensation in the form of fees and earned interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.

Participating Funds receive cash as collateral in return for securities lent as part of the securities lending program.  The collateral gets invested in a securities lending trust subject to Rule 2a-7 under the 1940 Act.

Interest income earned by participating Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) would be reflected in the participating Funds’ statements of operations.

As of June 30, 2017, the Funds did not participate in securities lending activities, although they may do so again in the future.

7.	Line of Credit
The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions. Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.92% for 2017).  The Funds did not borrow from the LOC during the period.

8.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond, Baird Short-Term Municipal Bond, Baird Quality Intermediate Municipal Bond and Baird Core Intermediate Municipal Bond Funds incurred $15,735, $141,468, $131,418, $1,044,817, $3,696,555, $4,757, $170,810 and $1,853, respectively, in fees pursuant to the Plan during the six months ended June 30, 2017.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

9.	Change in Independent Registered Public Accounting Firm
On May 22, 2017, upon the recommendation of the Audit Committee, the Board of Directors of Baird Funds, Inc. (the “Funds”) approved the appointment of Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm, following the dismissal of Grant Thornton LLP (“Grant Thornton”). On August 24, 2017, the Audit Committee engaged Cohen to audit the Funds’ financial statements for the fiscal year ended December 31, 2017.

Grant Thornton’s report on the financial statements of the Funds for each of the fiscal years ended December 31, 2016 and December 31, 2015 did not contain an adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles.  During the fiscal years ended December 31, 2016 and December 31, 2015 and the interim period through May 22, 2017 (the “Interim Period”), there were no disagreements between the Funds and Grant Thornton on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Grant Thornton, would have caused it to make reference to the disagreements in its report on the financial statements for such periods.  During the fiscal years ended December 31, 2016 and December 31, 2015 and the Interim Period, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

During the Funds’ fiscal years ended December 31, 2016 and December 31, 2015 and the Interim Period, neither the Funds nor anyone on their behalf consulted Cohen concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

10.	Subsequent Event
In preparing these financial statements, the Corporation has evaluated events after June 30, 2017.  At its meeting on August 24, 2017, the Board of Directors of the Corporation elected Heidi Schneider as Treasurer of the Corporation effective upon filing of this report on Form N-CSR, which is expected to be on or about September 7, 2017. Terrance P. Maxwell will continue to serve as Treasurer of the Corporation until such date.  There were no other subsequent events since June 30, 2017 through the date the financial statements were issued that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Semi-Annual Report –
Baird Funds
June 30, 2017

Baird LargeCap Fund
Baird MidCap Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Go Green.	Go Paperless.

Sign up to receive your Baird Funds’ prospectuses and reports online.

Table of Contents

Baird LargeCap Fund	1
Baird MidCap Fund	11
Baird Small/Mid Cap Value Fund	18
Baird SmallCap Value Fund	24
Chautauqua International Growth Fund	30
Chautauqua Global Growth Fund	36
Additional Information on Fund Expenses	42
Statements of Assets and Liabilities	44
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	54
Notes to the Financial Statements	66
Additional Information	79

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

A June 30, 2017 summary of the Fund’s top 10 holdings and equity sector analysis compared to the S&P 500® Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Apple, Inc.	4.5%
Alphabet, Inc. – Class A	3.1%
Vanguard Financials ETF	2.9%
PepsiCo, Inc.	2.5%
Amgen, Inc.	2.5%
The Boeing Co.	2.4%
AbbVie, Inc.	2.4%
Celgene Corp.	2.3%
SPDR S&P 500 ETF Trust	2.2%
American Express Co.	2.1%

Net Assets:	$41,713,537
Portfolio Turnover Rate:	40.2%	†
Number of Equity Holdings:	111

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.14%
Investor Class:	1.39%	****

Net
Institutional Class:	0.75%
Investor Class:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2017.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2017, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2017	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	9.19%	24.88%	13.35%	7.20%	3.80%
Investor Class Shares	9.09%	24.79%	13.07%	6.96%	3.54%
S&P 500® Index(2)	9.34%	17.90%	14.63%	7.18%	5.23%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2017.
(2)
The S&P 500® Index measures the performance of 500 common stocks chosen for market size, liquidity and industry group representation of U.S. equity performance.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the Index is not possible.

L2 Asset Management, LLC (“L2”) became the Fund’s subadvisor effective April 30, 2016.  From December 23, 2013 to April 30, 2016, Baird Kailash Group, LLC (“BKG”), was the Fund’s subadvisor.  Matthew J. Malgari has served as the Fund’s lead portfolio manager since December 23, 2013, first as an employee of BKG and currently as an employee of L2. The Fund was managed by the Fund’s Advisor from the Fund’s inception date until December 23, 2013.

The returns shown in the table reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund’s subadviser makes investment decisions for the Fund primarily using quantitative investment models which rank securities based on fundamental measures of value, past performance and indicators of recent positive changes.  The success of the quantitative investment methodologies and processes employed by the subadviser depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time.  It is also possible that prices of securities may move in directions that were not predicted by the subadviser’s quantitative methodologies.  The Fund may invest in stocks (or ADRs representing stocks) of foreign companies that are traded on U.S. exchanges.  Foreign investments involve additional risk such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Co.	5,172	$1,022,763	2.4%
Huntington Ingalls Industries, Inc.	600	111,696	0.3%
		1,134,459	2.7%
Airlines
Alaska Air Group, Inc.	5,220	468,547	1.1%
American Airlines Group, Inc.	10,533	530,021	1.3%
Delta Air Lines, Inc.	5,625	302,287	0.7%
Southwest Airlines Co.	1,061	65,931	0.2%
United Continental Holdings, Inc.*	1,945	146,361	0.3%
		1,513,147	3.6%
Auto Components
Goodyear Tire & Rubber Co/The	4,192	146,552	0.4%
Lear Corp.	3,027	430,076	1.0%
		576,628	1.4%
Automobiles
Fiat Chrysler Automobiles NV* f	8,143	86,560	0.2%
Ford Motor Co.	13,876	155,273	0.4%
General Motors Co.	2,403	83,937	0.2%
Harley-Davidson, Inc.	11,216	605,888	1.4%
		931,658	2.2%
Banks
Citigroup, Inc.	5,101	341,155	0.8%
Fifth Third Bancorp	22,479	583,555	1.4%
J.P. Morgan Chase & Co.	8,000	731,200	1.8%
PNC Financial Services Group, Inc.	1,381	172,445	0.4%
U.S. Bancorp	2,656	137,900	0.3%
		1,966,255	4.7%
Beverages
The Coca-Cola Co.	4,009	179,804	0.4%
PepsiCo, Inc.	8,942	1,032,711	2.5%
		1,212,515	2.9%
Biotechnology
AbbVie, Inc.	13,705	993,750	2.4%
Amgen, Inc.	5,967	1,027,697	2.5%
Biogen, Inc.*	473	128,353	0.3%
Celgene Corp.*	7,467	969,739	2.3%
Gilead Sciences, Inc.	990	70,072	0.2%
United Therapeutics Corp.*	432	56,043	0.1%
		3,245,654	7.8%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Capital Markets
Ameriprise Financial, Inc.	4,000	$509,160	1.2%
MSCI, Inc.	7,379	759,963	1.8%
		1,269,123	3.0%
Chemicals
Celanese Corp. – Series A	2,721	258,332	0.6%
Chemours Co/The	1,542	58,473	0.1%
LyondellBasell Industries NV – Class A f	2,117	178,653	0.4%
Monsanto Co.	564	66,755	0.2%
		562,213	1.3%
Communications Equipment
Cisco Systems, Inc.	16,303	510,284	1.2%
F5 Networks, Inc.*	5,300	673,418	1.6%
Juniper Networks, Inc.	2,128	59,329	0.2%
		1,243,031	3.0%
Consumer Finance
Ally Financial, Inc.	7,700	160,930	0.4%
American Express Co.	10,621	894,713	2.1%
Capital One Financial Corp.	2,736	226,048	0.5%
Discover Financial Services	12,646	786,455	1.9%
Synchrony Financial	6,729	200,659	0.5%
		2,268,805	5.4%
Containers & Packaging
International Paper Co.	3,100	175,491	0.4%
Packaging Corp of America	2,762	307,659	0.7%
		483,150	1.1%
Diversified Telecommunication Services
AT&T, Inc.	12,954	488,754	1.2%
Electrical Equipment
Emerson Electric Co.	5,376	320,517	0.8%
Rockwell Automation, Inc.	3,102	502,400	1.2%
		822,917	2.0%
Electronic Equipment, Instruments & Components
Corning, Inc.	4,470	134,324	0.3%
Flex Ltd* f	4,378	71,405	0.2%
		205,729	0.5%
Energy Equipment & Services
Baker Hughes, Inc.	2,480	135,185	0.3%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Food & Staples Retailing
The Kroger Co.	20,156	$470,038	1.1%
Sysco Corp.	6,680	336,205	0.8%
Wal-Mart Stores, Inc.	1,530	115,790	0.3%
		922,033	2.2%
Food Products
Archer-Daniels-Midland Co.	1,416	58,594	0.1%
Campbell Soup Co.	892	46,518	0.1%
		105,112	0.2%
Gas Utilities
UGI Corp.	4,798	232,271	0.6%
Health Care Equipment & Supplies
Hologic, Inc.*	10,357	470,001	1.1%
ResMed, Inc.	5,517	429,609	1.0%
Varian Medical Systems, Inc.*	1,419	146,426	0.4%
		1,046,036	2.5%
Health Care Providers & Services
AmerisourceBergen Corporation	655	61,917	0.2%
DaVita, Inc.*	4,428	286,757	0.7%
McKesson Corp.	2,133	350,964	0.8%
WellCare Health Plans, Inc.*	550	98,758	0.2%
		798,396	1.9%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corp.	7,193	722,249	1.7%
Wynn Resorts Ltd	1,100	147,532	0.4%
		869,781	2.1%
Household Products
Spectrum Brands Holdings, Inc.	582	72,773	0.2%
Independent Power and Renewable Electricity Producers
The AES Corp.	20,789	230,966	0.6%
Insurance
Aflac, Inc.	1,642	127,551	0.3%
The Progressive Corp.	1,658	73,101	0.2%
		200,652	0.5%
Internet Software & Services
Alphabet, Inc. – Class A*	1,421	1,321,075	3.1%
eBay, Inc.*	1,971	68,828	0.2%
		1,389,903	3.3%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
IT Services
Alliance Data Systems Corp.	2,324	$596,547	1.4%
International Business Machines Corp.	1,440	221,515	0.5%
MasterCard, Inc. – Class A	2,868	348,319	0.8%
The Western Union Co.	13,343	254,184	0.6%
		1,420,565	3.3%
Leisure Products
Hasbro, Inc.	683	76,161	0.2%
Life Sciences Tools & Services
Waters Corp.*	1,484	272,819	0.7%
Machinery
Cummins, Inc.	2,339	379,433	0.9%
Deere & Co.	2,634	325,536	0.8%
		704,969	1.7%
Media
Omnicom Group, Inc.	1,427	118,298	0.3%
Multi-Utilities
CenterPoint Energy, Inc.	7,831	214,413	0.5%
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	3,297	172,532	0.4%
Tesoro Corp.	4,947	463,039	1.1%
Valero Energy Corp.	8,229	555,129	1.4%
		1,190,700	2.9%
Personal Products
Coty, Inc. – Class A	5,983	112,241	0.3%
Pharmaceuticals
Jazz Pharmaceuticals PLC* f	3,592	558,556	1.3%
Johnson & Johnson	500	66,145	0.2%
Merck & Co., Inc.	4,413	282,829	0.7%
		907,530	2.2%
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	2,775	215,895	0.5%
Intel Corp.	5,887	198,627	0.5%
Microchip Technology, Inc.	1,959	151,196	0.4%
Micron Technology, Inc.*	7,643	228,220	0.5%
NVIDIA Corp.	1,864	269,460	0.6%
QUALCOMM Incorporated	4,402	243,078	0.6%
Xilinx, Inc.	11,394	732,862	1.8%
		2,039,338	4.9%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Software
Cadence Design System, Inc.*	4,791	$160,450	0.4%
Citrix Systems, Inc.*	2,770	220,437	0.5%
Microsoft Corp.	12,746	878,582	2.1%
Oracle Corp.	6,419	321,849	0.8%
VMware, Inc. – Class A*	6,624	579,136	1.4%
		2,160,454	5.2%
Specialty Retail
Best Buy Co., Inc.	12,779	732,620	1.8%
The Gap, Inc.	5,229	114,986	0.3%
		847,606	2.1%
Technology Hardware, Storage & Peripherals
Apple, Inc.	13,114	1,888,678	4.5%
NetApp, Inc.	11,140	446,157	1.1%
Seagate Technology PLC f	17,283	669,716	1.6%
		3,004,551	7.2%
Trading Companies & Distributors
United Rentals, Inc.*	1,853	208,852	0.5%
Wireless Telecommunication Services
Sprint Corp.*	13,315	109,316	0.2%
T-Mobile US, Inc.*	5,327	322,923	0.8%
		432,239	1.0%
Total Common Stocks
(Cost $31,546,475)		37,637,882	90.2%
Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR*^†	2,216	2,249	0.0%
Safeway PDC LLC CVR*^†	2,216	1	0.0%
Total Contingent Value Rights
(Cost $0)		2,250	0.0%
Exchange Traded Funds
Exchange Traded Funds
SPDR S&P 500 ETF Trust	3,820	923,676	2.2%
SPDR S&P Oil & Gas Exploration & Production ETF	11,320	361,334	0.9%
Vanguard Financials ETF	19,204	1,201,210	2.9%
Total Exchange Traded Funds
(Cost $2,370,397)		2,486,220	6.0%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	1,591,989	$1,591,989	3.8%
Total Short-Term Investment
(Cost $1,591,989)		1,591,989	3.8%
Total Investments
(Cost $35,508,861)		41,718,341	100.0%
Liabilities in Excess of Other Assets		(4,804)	0.0%
TOTAL NET ASSETS		$41,713,537	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
^	Illiquid Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$37,637,882	$—	$—	$37,637,882
Total Equity	37,637,882	—	—	37,637,882
Contingent Value Rights
Contingent Value Rights	—	—	2,250	2,250
Total Contingent Value Rights	—	—	2,250	2,250
Exchange Traded Funds
Exchange Traded Funds	2,486,220	—	—	2,486,220
Total Exchange Traded Funds	2,486,220	—	—	2,486,220
Short-Term Investment
Money Market Mutual Fund	1,591,989	—	—	1,591,989
Total Short-Term Investment	1,591,989	—	—	1,591,989
Total Investments*	$41,716,091	$—	$2,250	$41,718,341

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  Two securities with a fair value of $2,250 are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor and are valued using level 3 inputs.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited) (cont.)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2016	$2,357
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(107)
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2017	$2,250

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

A June 30, 2017 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell MidCap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

AO Smith Corp.	2.3%
Cable One, Inc.	2.3%
Edwards Lifesciences Corp.	2.2%
Hasbro, Inc.	2.1%
The Cooper Cos., Inc.	2.1%
Fiserv, Inc.	2.1%
Gartner, Inc.	2.0%
Dr. Pepper Snapple Group, Inc.	2.0%
East West Bancorp, Inc.	2.0%
Broadridge Financial Solutions, Inc.	2.0%

Net Assets:	$1,365,277,928
Portfolio Turnover Rate:	27.6%	†
Number of Equity Holdings:	59

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	0.83%
Investor Class:	1.08%	****

Net
Institutional Class:	0.81%
Investor Class:	1.06%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2017.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2017, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2017	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	16.08%	19.25%	11.50%	8.45%	7.01%
Investor Class Shares	15.96%	18.95%	11.23%	8.20%	6.76%
Russell MidCap® Growth Index(2)	11.40%	17.06%	14.20%	7.88%	6.46%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2017.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Mercury Systems, Inc.*	87,706	$3,691,545	0.3%
Banks
East West Bancorp, Inc.	471,405	27,614,905	2.0%
First Republic Bank/CA	238,628	23,886,663	1.8%
		51,501,568	3.8%
Beverages
Dr. Pepper Snapple Group, Inc.	303,670	27,667,374	2.0%
Building Products
AO Smith Corp.	570,548	32,138,969	2.3%
Fortune Brands Home & Security, Inc.	358,094	23,362,052	1.7%
		55,501,021	4.0%
Capital Markets
Affiliated Managers Group, Inc.	137,249	22,764,119	1.7%
MarketAxess Holdings, Inc.	57,731	11,609,704	0.8%
		34,373,823	2.5%
Chemicals
Albemarle Corp.	192,443	20,310,434	1.5%
Distributors
LKQ Corp.*	484,489	15,963,912	1.2%
Pool Corp.	202,063	23,756,547	1.7%
		39,720,459	2.9%
Electrical Equipment
Rockwell Automation, Inc.	124,856	20,221,678	1.5%
Electronic Equipment, Instruments & Components
CDW Corp.	320,528	20,042,616	1.5%
Trimble Navigation Ltd.*	594,337	21,200,001	1.5%
		41,242,617	3.0%
Food & Staples Retailing
Casey’s General Stores, Inc.	138,942	14,882,078	1.1%
Food Products
Mccormick & Co., Inc.	259,564	25,310,086	1.9%
Health Care Equipment & Supplies
The Cooper Cos., Inc.	119,621	28,639,660	2.1%
Edwards Lifesciences Corp.*	252,714	29,880,903	2.2%
IDEXX Laboratories, Inc.*	81,674	13,183,817	1.0%
		71,704,380	5.3%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Providers & Services
Acadia Healthcare Co., Inc.*	411,671	$20,328,314	1.5%
Henry Schein, Inc.*	74,355	13,608,452	1.0%
		33,936,766	2.5%
Health Care Technology
Veeva Systems, Inc. – Class A*	218,996	13,426,645	1.0%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	108,922	23,040,271	1.7%
Vail Resorts, Inc.	106,535	21,608,494	1.6%
		44,648,765	3.3%
IT Services
Alliance Data Systems Corp.	65,045	16,696,401	1.2%
Broadridge Financial Solutions, Inc.	360,270	27,222,001	2.0%
EPAM Systems, Inc.*	294,811	24,790,657	1.8%
Euronet Worldwide, Inc.*	305,595	26,699,835	2.0%
Fiserv, Inc.*	229,544	28,082,413	2.1%
Gartner, Inc.*	225,616	27,865,832	2.0%
		151,357,139	11.1%
Leisure Products
Hasbro, Inc.	257,565	28,721,073	2.1%
Life Sciences Tools & Services
ICON PLC* f	240,165	23,485,735	1.7%
Illumina, Inc.*	141,483	24,550,130	1.8%
		48,035,865	3.5%
Machinery
Fortive Corp.	399,121	25,284,315	1.9%
Graco, Inc.	200,522	21,913,044	1.6%
The Middleby Corp.*	200,370	24,346,959	1.8%
Oshkosh Truck Corporation	374,492	25,795,009	1.9%
Snap-on, Inc.	138,789	21,928,662	1.5%
WABCO Holdings, Inc.*	200,909	25,617,907	1.9%
		144,885,896	10.6%
Media
Cable One, Inc.	43,646	31,027,941	2.3%
Multiline Retail
Burlington Stores, Inc.*	284,195	26,143,098	1.9%
Dollar General Corp.	363,331	26,192,532	1.9%
Ollie’s Bargain Outlet Holdings, Inc.*	597,203	25,440,848	1.9%
		77,776,478	5.7%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.*	217,457	$19,312,356	1.4%
Pharmaceuticals
Jazz Pharmaceuticals PLC* f	88,308	13,731,894	1.0%
Professional Services
Equifax, Inc.	174,967	24,043,965	1.7%
Verisk Analytics, Inc.*	208,223	17,567,775	1.3%
		41,611,740	3.0%
Road & Rail
J.B. Hunt Transport Services, Inc.	148,487	13,568,742	1.0%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	290,200	22,397,636	1.6%
Monolithic Power Systems, Inc.	227,852	21,964,933	1.6%
		44,362,569	3.2%
Software
Blackbaud, Inc.	177,920	15,256,640	1.1%
Red Hat, Inc.*	142,550	13,649,163	1.0%
ServiceNow, Inc.*	226,782	24,038,892	1.8%
Synopsys, Inc.*	301,208	21,967,099	1.6%
Tyler Technologies, Inc.*	138,327	24,299,904	1.8%
The Ultimate Software Group, Inc.*	115,311	24,222,229	1.7%
		123,433,927	9.0%
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.*	451,850	26,961,889	2.0%
Trading Companies & Distributors
Fastenal Co.	471,557	20,526,876	1.5%
Watsco, Inc.	139,173	21,460,477	1.6%
		41,987,353	3.1%
Total Common Stocks
(Cost $1,011,064,585)		1,304,914,101	95.6%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	79,628,687	$79,628,687	5.8%
Total Short-Term Investment
(Cost $79,628,687)		79,628,687	5.8%
Total Investments
(Cost $1,090,693,272)		1,384,542,788	101.4%
Liabilities in Excess of Other Assets		(19,264,860)	(1.4)%
TOTAL NET ASSETS		$1,365,277,928	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,304,914,101	$—	$—	$1,304,914,101
Total Equity	1,304,914,101	—	—	1,304,914,101
Short-Term Investment
Money Market Mutual Fund	79,628,687	—	—	79,628,687
Total Short-Term Investment	79,628,687	—	—	79,628,687
Total Investments*	$1,384,542,788	$—	$—	$1,384,542,788

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report. See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

A June 30, 2017 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Meta Financial Group, Inc.	4.7%
Boingo Wireless, Inc.	4.2%
Healthcare Trust of America, Inc.	3.6%
American Financial Group, Inc.	3.5%
VeriSign, Inc.	3.3%
ICU Medical, Inc.	3.2%
Silicon Motion Technology Corp.	3.1%
j2 Global, Inc.	3.0%
Physicians Realty Trust	3.0%
Stamps.com, Inc.	2.9%

Net Assets:	$12,373,886
Portfolio Turnover Rate:	42.1%	†
Number of Equity Holdings:	39

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	2.87%
Investor Class:	3.12%	****

Net
Institutional Class:	0.95%
Investor Class:	1.20%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2017.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2017, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Small/Mid Cap Value Fund
June 30, 2017 (Unaudited)

Total Returns

			Since
For the Periods Ended June 30, 2017	Six Months	One Year	Inception(1)
Institutional Class Shares	5.93%	10.82%	6.20%
Investor Class Shares	5.84%	10.57%	5.97%
Russell 2500® Value Index(2)	1.95%	18.36%	13.27%

(1)	For the period from November 30, 2015 (inception date) through June 30, 2017.
(2)
The Russell 2500® Value Index measures the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small to mid cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	5,753	$303,701	2.5%
Orbital ATK, Inc.	2,697	265,277	2.1%
Rockwell Collins, Inc.	2,397	251,877	2.0%
		820,855	6.6%
Air Freight & Logistics
Air Transport Services Group, Inc.*	15,462	336,762	2.7%
Auto Components
Motorcar Parts of America, Inc.*	9,589	270,793	2.2%
Banks
Hilltop Holdings, Inc.	9,049	237,174	1.9%
Renasant Corp.	7,911	346,027	2.8%
		583,201	4.7%
Capital Markets
Diamond Hill Investment Group, Inc.	1,139	227,117	1.8%
Commercial Services & Supplies
Deluxe Corp.	3,476	240,609	1.9%
Construction & Engineering
Quanta Services, Inc.*	10,008	329,463	2.7%
Distributors
LKQ Corp.*	7,731	254,736	2.1%
Electric Utilities
Alliant Energy Corp.	6,233	250,380	2.0%
Avangrid, Inc.	7,132	314,877	2.6%
Pinnacle West Capital Corp.	3,656	311,345	2.5%
		876,602	7.1%
Electronic Equipment, Instruments & Components
Belden, Inc.	3,296	248,617	2.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	6,892	316,136	2.5%
CyrusOne, Inc.	4,794	267,266	2.2%
Healthcare Trust of America, Inc.	14,323	445,589	3.6%
LTC Properties, Inc.	6,652	341,846	2.8%
Physicians Realty Trust	18,278	368,119	3.0%
		1,738,956	14.1%
Food Products
Lamb Weston Holdings, Inc.	6,832	300,881	2.4%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
ICU Medical, Inc.*	2,277	$392,782	3.2%
Health Care Providers & Services
Laboratory Corp. of America Holdings*	2,098	323,386	2.6%
Household Durables
ZAGG, Inc.*	32,781	283,556	2.3%
Household Products
Orchids Paper Products Co.	8,390	108,651	0.9%
Insurance
American Financial Group, Inc.	4,315	428,781	3.5%
Atlas Financial Holdings, Inc.* f	14,982	223,232	1.8%
		652,013	5.3%
Internet Software & Services
j2 Global, Inc.	4,375	372,269	3.0%
Stamps.com, Inc.*	2,337	361,943	2.9%
VeriSign, Inc.*	4,315	401,122	3.3%
		1,135,334	9.2%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc. – Class A	10,667	337,077	2.7%
Pharmaceuticals
Jazz Pharmaceuticals PLC* f	1,199	186,445	1.5%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	26,249	358,299	2.9%
Silicon Motion Technology Corp. – ADR f	8,090	390,181	3.1%
Skyworks Solutions, Inc.	2,517	241,506	2.0%
		989,986	8.0%
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	7,192	170,594	1.4%
Meta Financial Group, Inc.	6,472	576,009	4.7%
NMI Holdings, Inc. Class A*	22,054	252,518	2.0%
		999,121	8.1%
Wireless Telecommunication Services
Boingo Wireless, Inc.*	35,059	524,483	4.2%
Total Common Stocks
(Cost $10,531,703)		12,161,426	98.3%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	210,719	$210,719	1.7%
Total Short-Term Investment
(Cost $210,719)		210,719	1.7%
Total Investments
(Cost $10,742,422)		12,372,145	100.0%
Other Assets in Excess of Liabilities		1,741	0.0%
TOTAL NET ASSETS		$12,373,886	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$12,161,426	$—	$—	$12,161,426
Total Equity	12,161,426	—	—	12,161,426
Short-Term Investment
Money Market Mutual Fund	210,719	—	—	210,719
Total Short-Term Investment	210,719	—	—	210,719
Total Investments*	$12,372,145	$—	$—	$12,372,145

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

A June 30, 2017 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Meta Financial Group, Inc.	4.5%
Boingo Wireless, Inc.	4.2%
ICU Medical, Inc.	4.1%
Healthcare Trust of America, Inc.	3.6%
LTC Properties, Inc.	3.5%
Alliant Energy Corp.	3.3%
ZAGG, Inc.	3.2%
j2 Global, Inc.	3.2%
Renasant Corporation	3.1%
Silicon Motion Technology Corp.	3.1%

Net Assets:	$31,240,117
Portfolio Turnover Rate:	10.6%	†
Number of Equity Holdings:	37

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.44%
Investor Class:	1.69%	****

Net
Institutional Class:	1.00%
Investor Class:	1.25%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2017.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2017, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird SmallCap Value Fund
June 30, 2017 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2017	Six Months	One Year	Three Year	Five Year	Inception(1)
Institutional Class Shares	3.30%	12.12%	3.21%	10.88%	10.05%
Investor Class Shares	3.17%	11.85%	2.94%	10.61%	9.77%
Russell 2000® Value Index(2)	0.54%	24.86%	7.02%	13.39%	12.58%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2017.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,851	$678,404	2.2%
Orbital ATK, Inc.	6,981	686,651	2.2%
		1,365,055	4.4%
Air Freight & Logistics
Air Transport Services Group, Inc.*	38,587	840,425	2.7%
Auto Components
LCI Industries	6,822	698,573	2.2%
Motorcar Parts of America, Inc.*	29,193	824,410	2.7%
		1,522,983	4.9%
Banks
Hilltop Holdings, Inc.	22,847	598,820	1.9%
Renasant Corp.	22,371	978,507	3.1%
		1,577,327	5.0%
Biotechnology
Eagle Pharmaceuticals, Inc./DE*	7,933	625,834	2.0%
Building Products
Patrick Industries, Inc.*	10,630	774,396	2.5%
Capital Markets
Diamond Hill Investment Group, Inc.	2,856	569,486	1.8%
Commercial Services & Supplies
Deluxe Corp.	10,154	702,860	2.2%
Construction & Engineering
Quanta Services, Inc.*	25,861	851,344	2.7%
Electic Utilities
Alliant Energy Corp.	25,385	1,019,715	3.3%
Electronic Equipment, Instruments & Components
Belden, Inc.	8,291	625,390	2.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	19,832	909,694	2.9%
CyrusOne, Inc.	12,217	681,098	2.2%
Healthcare Trust of America, Inc. – Class A	36,559	1,137,351	3.6%
LTC Properties, Inc.	21,102	1,084,432	3.5%
Physicians Realty Trust	44,424	894,699	2.9%
		4,707,274	15.1%
Food Products
Lamb Weston Holdings, Inc.	17,611	775,588	2.5%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
ICU Medical, Inc.*	7,457	$1,286,333	4.1%
Household Durables
ZAGG, Inc.*	117,248	1,014,195	3.2%
Household Products
Orchids Paper Products Co.	30,304	392,437	1.3%
Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp. f	64,350	678,249	2.2%
Insurance
Atlas Financial Holdings, Inc.* f	51,564	768,304	2.5%
Internet Software & Services
j2 Global, Inc.	11,741	999,042	3.2%
Stamps.com, Inc.*	5,870	909,116	2.9%
		1,908,158	6.1%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	23,799	752,048	2.4%
Capstead Mortgage Corp.	83,295	868,767	2.8%
		1,620,815	5.2%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	66,768	911,383	2.9%
Silicon Motion Technology Corp. – ADR f	19,832	956,498	3.1%
		1,867,881	6.0%
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	31,732	752,683	2.4%
Capitol Federal Financial, Inc.	21,479	305,216	1.0%
Meta Financial Group, Inc.	15,866	1,412,074	4.5%
NMI Holdings, Inc.*	53,944	617,659	2.0%
		3,087,632	9.9%
Water Utilities
Connecticut Water Service, Inc.	11,899	660,514	2.1%
Wireless Telecommunication Services
Boingo Wireless, Inc.*	88,531	1,324,424	4.2%
Total Common Stocks
(Cost $23,896,689)		30,566,619	97.9%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	602,233	$602,233	1.9%
Total Short-Term Investment
(Cost $602,233)		602,233	1.9%
Total Investments
(Cost $24,498,922)		31,168,852	99.8%
Other Assets in Excess of Liabilities		71,265	0.2%
TOTAL NET ASSETS		$31,240,117	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$30,566,619	$—	$—	$30,566,619
Total Equity	30,566,619	—	—	30,566,619
Short-Term Investment
Money Market Mutual Fund	602,233	—	—	602,233
Total Short-Term Investment	602,233	—	—	602,233
Total Investments*	$31,168,852	$—	$—	$31,168,852

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

A June 30, 2017 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings*

Wirecard AG	5.6%	Net Assets:	$59,116,508
ASML Holding NV	5.1%	Portfolio Turnover Rate:	23.4%	†
Keyence Corp.	4.5%	Number of Equity Holdings:	33
HDFC Bank Ltd. – ADR	4.3%
LINE Corp.	4.2%	Annualized Portfolio Expense Ratio:***
Julius Baer Group Ltd.	4.1%	Gross
AIA Group Ltd.	4.1%	Institutional Class:	2.33%
Genmab A/S	4.1%	Investor Class:	2.58%	****
Hargreaves Lansdown PLC	3.9%
Eni SpA	3.7%	Net
		Institutional Class:	0.95%
		Investor Class:	1.20%	****

Equity Sector Analysis**	Country Allocation**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2017.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2017, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Chautauqua International Growth Fund
June 30, 2017 (Unaudited)

Total Returns

	Six	One	Since
For the Periods Ended June 30, 2017	Months	Year	Inception(1)
Institutional Class Shares	16.82%	13.62%	9.67%
Investor Class Shares	16.84%	13.63%	9.59%
MSCI ACWI ex USA(2)	14.10%	20.45%	14.31%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2017.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI ex USA Index includes both developed and emerging markets. This index does not reflect any deduction for fees, expenses, or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  It is expected that the UK will exit the EU within two years; however, the exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France)^	8,536	$2,017,303	3.4%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada)*	13,222	788,956	1.3%
Application Software
Dassault Systemes (France)^	12,871	1,154,413	2.0%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom)^	134,596	2,282,403	3.9%
Julius Baer Group Ltd. (Switzerland)^	45,830	2,421,485	4.1%
		4,703,888	8.0%
Automobiles
BYD Co Ltd (France)^	236,963	1,454,075	2.5%
Biotechnology
Genmab A/S (Denmark)*^	11,337	2,417,273	4.1%
Cable & Satellite
Naspers Ltd. (South Africa)^	7,303	1,438,200	2.4%
Data Processing & Outsourced Services
Wirecard AG (Germany)^	51,619	3,292,485	5.6%
Electronic Equipment & Instruments
Keyence Corp. (Japan)^	6,075	2,674,384	4.5%
Health Care Distributors
Sinopharm Group Co. Ltd. (China)^	88,964	401,932	0.7%
Health Care Equipment
Olympus Corp. (Japan)^	55,782	2,043,764	3.5%
Household Products
Reckitt Benckiser Group PLC (United Kingdom)^	14,095	1,428,861	2.4%
Insurance Brokers
BB Seguridade Participacoes SA (Brazil)	58,119	502,088	0.8%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)*	14,661	2,065,735	3.5%
Ctrip.com International Ltd. – ADR (China)*	11,661	628,061	1.1%
		2,693,796	4.6%
Internet Software & Services
LINE Corp. (Japan)^	70,828	2,458,866	4.2%
LINE Corp. (United States)*	17,104	594,877	1.0%
		3,053,743	5.2%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Life & Health Insurance
AIA Group Ltd. (Hong Kong)^	332,284	$2,431,110	4.1%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	18,961	1,920,180	3.2%
Oil & Gas Exploration & Production
Eni SpA (Italy)^	146,352	2,199,364	3.7%
Oil, Gas & Consumable Fuels
Encana Corp. (United States)	74,762	657,800	1.1%
Personal Products
Amorepacific Corp. (Republic of Korea)^	8,273	2,197,199	3.7%
Pharmaceuticals
Allergan PLC (Ireland)	7,584	1,843,595	3.1%
Grifols SA – ADR (Spain)	83,211	1,758,248	3.0%
Novo Nordisk A/S – ADR (Denmark)	46,687	2,002,405	3.4%
Roche Holding AG (Switzerland)^	4,147	1,059,620	1.8%
		6,663,868	11.3%
Professional Services
Recruit Holdings Co Ltd (United States)^	39,552	680,685	1.2%
Regional Banks
HDFC Bank Ltd. – ADR (India)	29,402	2,557,092	4.3%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	43,237	1,671,543	2.8%
Semiconductor Equipment
ASML Holding NV (Netherlands)	23,348	3,042,478	5.1%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Taiwan)	54,995	1,922,625	3.2%
Software
Temenos Group AG (United States)^	7,054	631,072	1.1%
Total Common Stocks
(Cost $52,223,972)		56,640,177	95.8%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	2,206,461	$2,206,461	3.7%
Total Short-Term Investment
(Cost $2,206,461)		2,206,461	3.7%
Total Investments
(Cost $54,430,433)		58,846,638	99.5%
Other Assets in Excess of Liabilities		269,870	0.5%
TOTAL NET ASSETS		$59,116,508	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
^	Fair Valued Security – See Note 2a to Financial Statements
«	7-Day Yield
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$21,955,683	$34,684,494	$—	$56,640,177
Total Equity	21,955,683	34,684,494	—	56,640,177
Short-Term Investments
Money Market Mutual Fund	2,206,461	—	—	2,206,461
Total Short-Term Investments	2,206,461	—	—	2,206,461
Total Investments*	$24,162,144	$34,684,494	$—	$58,846,638

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2017 (Unaudited)

Portfolio Characteristics

A June 30, 2017 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings*

Wirecard AG	4.2%	Net Assets:	$12,250,635
MasterCard, Inc. – Class A	3.9%	Portfolio Turnover Rate:	20.5%	†
The Charles Schwab Corp.	3.7%	Number of Equity Holdings:	48
Nvidia Corp.	3.7%
Palo Alto Networks, Inc.	3.5%	Annualized Portfolio Expense Ratio:***
Regeneron Pharmaceuticals, Inc.	3.4%	Gross
Celgene Corp.	3.4%	Institutional Class:	3.66%
Julius Baer Group Ltd.	3.3%	Investor Class:	3.91%	****
Pioneer Natural Resources Co.	3.2%
Adobe Systems, Inc.	3.0%	Net
		Institutional Class:	0.95%
		Investor Class:	1.20%	****

Equity Sector Analysis**	Country Allocation**

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2017.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2017, and may not add up to 100% due to rounding
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2018

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Chautauqua Global Growth Fund
June 30, 2017 (Unaudited)

Total Returns

	Six	One	Since
For the Periods Ended June 30, 2017	Months	Year	Inception(1)
Institutional Class Shares	19.52%	23.44%	16.77%
Investor Class Shares	19.25%	23.16%	16.45%
MSCI ACWI Index(2)	11.48%	18.78%	14.88%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2017.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets. This index does not reflect any deduction for fees, expenses, or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  It is expected that the UK will exit the EU within two years; however, the exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France)^	439	$103,748	0.8%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada)*	2,701	161,169	1.3%
Application Software
Dassault Systemes (France)^	1,315	117,944	1.0%
Temenos Group AG (Switzerland)^	1,455	130,168	1.0%
		248,112	2.0%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom)^	19,322	327,651	2.7%
Julius Baer Group Ltd. (Switzerland)^	7,675	405,518	3.3%
		733,169	6.0%
Automobile Manufacturers
BYD Co Ltd. (China)^	30,198	185,304	1.5%
Biotechnology
Celgene Corp. (United States)*	3,164	410,909	3.4%
Genmab A/S (Denmark)*^	1,234	263,113	2.1%
Incyte Corp. (United States)*	1,915	241,118	2.0%
Regeneron Pharmaceuticals, Inc. (United States)*	843	414,031	3.4%
		1,329,171	10.9%
Cable & Satellite
Naspers Ltd. (South Africa)^	1,398	275,312	2.2%
Data Processing & Outsourced Services
Wirecard AG (Germany)^	7,975	508,680	4.2%
Electronic Equipment & Instruments
Keyence Corp. (Japan)^	554	243,886	2.0%
Health Care Distributors
Sinopharm Group Co. Ltd. (China)^	41,818	188,930	1.5%
Health Care Equipment
Olympus Corp. (Japan)^	5,626	206,128	1.7%
Household Products
Reckitt Benckiser Group PLC (United Kingdom)^	1,179	119,520	1.0%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)*	1,927	271,514	2.2%
Amazon.com, Inc. (United States)*	254	245,872	2.0%
Ctrip.com International Ltd. – ADR (China)*	2,391	128,779	1.0%
Priceline.com, Inc. (United States)*	135	252,520	2.1%
		898,685	7.3%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Internet Software & Services
Alphabet, Inc. – Class A (United States)*	344	$319,811	2.6%
LINE Corp. (Japan)^	7,030	244,053	2.0%
LINE Corp. (United States)*	3,500	121,730	1.0%
Salesforce.com, Inc. (United States)*	1,338	115,871	0.9%
		801,465	6.5%
IT Consulting & Other Services
MasterCard, Inc. – Class A (United States)	3,919	475,964	3.9%
Life & Health Insurance
AIA Group Ltd. (Hong Kong)^	42,182	308,619	2.5%
Life Sciences Tools & Services
Illumina, Inc. (United States)*	1,943	337,149	2.8%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	1,093	110,688	0.9%
Oil & Gas Exploration & Production
Antero Resources Corp. (United States)*	10,567	228,353	1.8%
Eni SpA (Italy)^	15,550	233,684	1.9%
Pioneer Natural Resources Co. (United States)	2,437	388,896	3.2%
		850,933	6.9%
Other Diversified Financial Services
The Charles Schwab Corp. (United States)	10,676	458,641	3.7%
Personal Products
Amorepacific Corp. (Republic of Korea)^	734	194,940	1.6%
Pharmaceuticals
Allergan PLC (Ireland)	938	228,019	1.9%
Grifols SA – ADR (Spain)	7,960	168,195	1.4%
Novo Nordisk A/S – ADR (Denmark)	3,443	147,670	1.2%
Roche Holding AG (Switzerland)^	270	68,989	0.6%
		612,873	5.1%
Professional Services
Recruit Holdings Co Ltd (United States)^	6,836	117,646	1.0%
Regional Banks
HDFC Bank Ltd. – ADR (India)	3,558	309,439	2.5%
SVB Financial Group (United States)*	2,013	353,866	2.9%
		663,305	5.4%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	2,992	115,671	0.9%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Semiconductor Equipment
ASML Holding NV (Netherlands)	1,012	$131,874	1.1%
NVIDIA Corp. (United States)	3,159	456,665	3.7%
		588,539	4.8%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Taiwan)	3,401	118,899	1.0%
Systems Software
Adobe Systems, Inc. (United States)*	2,566	362,935	3.0%
Palo Alto Networks, Inc. (United States)*	3,245	434,213	3.5%
Red Hat, Inc. (United States)*	1,397	133,763	1.1%
		931,181	7.6%
Total Common Stocks
(Cost $10,245,634)		11,888,057	97.0%
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 0.85%«	353,603	353,603	2.9%
Total Short-Term Investment
(Cost $353,603)		353,603	2.9%
Total Investments
(Cost $10,599,237)		12,241,660	99.9%
Other Assets in Excess of Liabilities		8,975	0.1%
TOTAL NET ASSETS		$12,250,635	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
«	7-Day Yield
^	Fair Valued Security – See Note 2a to Financial Statements
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2017 (Unaudited)

Summary of Fair Value Exposure at June 30, 2017 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$7,644,224	$4,243,833	$—	$11,888,057
Total Equity	7,644,224	4,243,833	—	11,888,057
Short-Term Investment
Money Market Mutual Fund	353,603	—	—	353,603
Total Short-Term Investment	353,603	—	—	353,603
Total Investments*	$7,997,827	$4,243,833	$—	$12,241,660

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2017 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a  redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2017 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2017

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/17	6/30/17	Period(1)	6/30/17	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,091.90	$3.89	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$1,090.90	$5.18	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.83%	$1,000.00	$1,160.80	$4.45	$1,020.68	$4.16
Investor Class	1.08%	$1,000.00	$1,159.60	$5.78	$1,019.44	$5.41

Baird Small/Mid
Cap Value Fund
Institutional Class	0.95%	$1,000.00	$1,059.30	$4.85	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,058.40	$6.12	$1,018.84	$6.01

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$1,033.00	$5.04	$1,019.84	$5.01
Investor Class	1.25%	$1,000.00	$1,031.70	$6.30	$1,018.60	$6.26

Chautauqua International
Growth Fund
Institutional Class	0.95%	$1,000.00	$1,168.20	$5.11	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,168.40	$6.45	$1,018.84	$6.01

Chautauqua Global
Growth Fund
Institutional Class	0.95%	$1,000.00	$1,195.20	$5.17	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,192.50	$6.52	$1,018.84	$6.01

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

			Baird
	Baird	Baird	Small/Mid
	LargeCap	MidCap	Cap Value
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $35,508,861,
$1,090,693,272 and $10,742,422, respectively)	$41,718,341	$1,384,542,788	$12,372,145
Dividends receivable	39,491	498,607	27,401
Interest receivable	961	36,837	297
Receivable for investments sold	—	11,671,359	—
Receivable for Fund shares sold	—	1,962,154	—
Receivable from Advisor and Distributor, net	—	—	2,011
Prepaid expenses and other assets	20,171	34,413	18,572
Total assets	41,778,964	1,398,746,158	12,420,426
LIABILITIES:
Payable for securities purchased	—	31,172,363	—
Payable for Fund shares repurchased	20,065	1,254,410	19,405
Payable to Advisor and Distributor, net	13,393	936,248	—
Payable to directors	3,840	1,267	3,386
Accrued expenses and other liabilities	28,129	103,942	23,749
Total liabilities	65,427	33,468,230	46,540
NET ASSETS	$41,713,537	$1,365,277,928	$12,373,886
NET ASSETS CONSIST OF:
Capital stock	$33,698,484	$1,034,158,193	$11,095,893
Accumulated undistributed
net investment income (loss)	245,872	(996,847)	68,203
Accumulated net realized gain (loss) on investments
sold and foreign currency translations	1,559,701	38,267,066	(419,933)
Net unrealized appreciation on:
Investments	6,209,480	293,849,516	1,629,723
NET ASSETS	$41,713,537	$1,365,277,928	$12,373,886
INSTITUTIONAL CLASS SHARES
Net Assets	$40,930,169	$1,253,438,751	$12,316,155
Shares outstanding ($0.01 par value,
unlimited shares authorized)	4,200,258	68,345,092	1,129,891
Net asset value, offering and
redemption price per share	$9.74	$18.34	$10.90
INVESTOR CLASS SHARES
Net Assets	$783,368	$111,839,177	$57,731
Shares outstanding ($0.01 par value,
unlimited shares authorized)	80,603	6,387,964	5,309
Net asset value, offering and
redemption price per share	$9.72	$17.51	$10.87

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2017 (Unaudited)

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $24,498,922,
$54,430,433 and $10,599,237, respectively)	$31,168,852	$58,846,638	$12,241,660
Foreign Currency, at value (Cost $0, $36,070
and $23,633, respectively)	—	36,224	23,486
Dividends receivable	84,773	88,386	6,595
Interest receivable	395	1,266	300
Receivable for Fund shares sold	22,488	174,686	13,042
Uninvested cash	—	953	—
Receivable from Advisor and Distributor, net	—	—	12,439
Prepaid expenses and other assets	21,800	35,262	26,944
Total assets	31,298,308	59,183,415	12,324,466
LIABILITIES:
Payable for securities purchased	—	—	29,765
Payable for Fund shares repurchased	19,438	18,989	19,955
Payable to Advisor and Distributor, net	15,843	23,678	—
Payable to directors	874	798	2,073
Accrued expenses and other liabilities	22,036	23,442	22,038
Total liabilities	58,191	66,907	73,831
NET ASSETS	$31,240,117	$59,116,508	$12,250,635
NET ASSETS CONSIST OF:
Capital stock	$24,259,144	$54,390,002	$10,464,083
Accumulated undistributed
net investment income (loss)	158,088	207,693	(7,615)
Accumulated net realized gain on investments
sold and foreign currency translations	152,955	102,251	151,646
Net unrealized appreciation on:
Investments	6,669,930	4,416,205	1,642,423
Foreign currency and other assets
denominated in foreign currency	—	357	98
NET ASSETS	$31,240,117	$59,116,508	$12,250,635
INSTITUTIONAL CLASS SHARES
Net Assets	$28,600,627	$58,240,554	$11,958,465
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,866,969	5,207,290	991,702
Net asset value, offering and
redemption price per share	$15.32	$11.18	$12.06
INVESTOR CLASS SHARES
Net Assets	$2,639,490	$875,954	$292,170
Shares outstanding ($0.01 par value,
unlimited shares authorized)	172,718	78,447	24,298
Net asset value, offering and
redemption price per share	$15.28	$11.17	$12.02

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2017 (Unaudited)

			Baird
	Baird	Baird	Small/Mid
	LargeCap	MidCap	Cap Value
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends	$393,648	$4,598,012	$125,401
Interest	4,943	157,061	1,017
Other income	1,732	—	354
Total investment income	400,323	4,755,073	126,772
EXPENSES:
Investment advisory fees	134,723	5,079,592	51,395
Administration fees	2,727	45,605	511
Shareholder servicing fees	7,934	312,143	8,333
Fund accounting fees	7,525	30,414	7,167
Professional fees	16,227	18,071	16,251
Federal and state registration	22,230	28,524	19,028
Directors fees	21,069	19,663	18,693
Custody fees	2,811	12,127	1,927
Reports to shareholders	839	45,593	632
Miscellaneous expenses	159	1,403	208
Distribution expense – Investor Class Shares (Note 8)	962	158,785	79
Total expenses	217,206	5,751,920	124,224
Fee waiver by Advisor (Note 5)	(60,794)	—	(63,113)
Net expenses	156,412	5,751,920	61,111
NET INVESTMENT INCOME (LOSS)	243,911	(996,847)	65,661

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	2,199,228	102,126,707	20,709
Change in unrealized appreciation on investments	1,222,740	101,634,569	619,855
Net realized and unrealized gain on investments	3,421,968	203,761,276	640,564
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,665,879	$202,764,429	$706,225

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2017 (Unaudited)

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (of foreign taxes withheld
of $1,125, $45,744 and $3,238, respectively)	$305,400	$405,194	$41,967
Interest	2,171	5,009	1,180
Other income	1,769	320	146
Total investment income	309,340	410,523	43,293
EXPENSES:
Investment advisory fees	129,292	166,932	41,077
Administration fees	2,417	1,491	893
Shareholder servicing fees	7,362	6,216	4,435
Fund accounting fees	6,647	7,114	6,940
Professional fees	15,255	22,347	22,119
Federal and state registration	21,271	23,503	26,247
Directors fees	19,295	19,406	20,641
Custody fees	2,196	11,893	9,841
Reports to shareholders	315	1,713	1,440
Miscellaneous expenses	—	168	168
Interest Expense (Note 7)	—	22	—
Distribution expense – Investor Class Shares (Note 8)	3,222	753	302
Total expenses	207,272	261,558	134,103
Fee waiver by Advisor	(51,941)	(62,551)	(85,022)
Net expenses	155,331	199,007	49,081
NET INVESTMENT INCOME (LOSS)	154,009	211,516	(5,788)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	497,391	298,228	271,398
Net realized loss on foreign currency translations	—	(12,468)	(2,446)
Change in unrealized appreciation on investments	346,134	4,767,649	1,458,685
Change in unrealized appreciation (depreciation)
on foreign currency translation	—	472	(13)
Net realized and unrealized gain on investments	843,525	5,053,881	1,727,624
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$997,534	$5,265,397	$1,721,836

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird LargeCap Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$243,911	$549,393
Net realized gain on investments	2,199,228	12,664
Net realized loss on foreign currency translations	—	(6)
Change in unrealized appreciation on investments	1,222,740	4,113,578
Net increase in net assets resulting from operations	3,665,879	4,675,629

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,113,333	4,634,043
Shares issued to holders in reinvestment of distributions	—	560,003
Cost of shares redeemed	(3,624,037)	(6,000,917)
Net decrease in net assets resulting
from capital share transactions	(1,510,704)	(806,871)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(555,559)
Total Distributions	—	(555,559)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(5,808)
Total Distributions	—	(5,808)

TOTAL INCREASE IN NET ASSETS	2,155,175	3,307,391

NET ASSETS:
Beginning of period	39,558,362	36,250,971
End of period (including undistributed net
investment income of $245,872 and $1,961, respectively)	$41,713,537	$39,558,362

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment loss	$(996,847)	$(2,146,689)
Net realized gain (loss) on investments	102,126,707	(20,374,537)
Change in unrealized appreciation on investments	101,634,569	85,885,944
Net increase in net assets resulting from operations	202,764,429	63,364,718

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	229,518,806	439,643,509
Cost of shares redeemed	(309,233,216)	(479,905,649)
Net decrease in net assets resulting
from capital share transactions	(79,714,410)	(40,262,140)

TOTAL INCREASE IN NET ASSETS	123,050,019	23,102,578

NET ASSETS:
Beginning of period	1,242,227,909	1,219,125,331
End of period (including undistributed net
investment loss of $(996,847) and $0, respectively)	$1,365,277,928	$1,242,227,909

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Small/Mid Cap Value Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$65,661	$95,621
Net realized gain (loss) on investments	20,709	(404,287)
Change in unrealized appreciation on investments	619,855	1,204,570
Net increase in net assets resulting from operations	706,225	895,904

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,039,140	6,833,697
Shares issued to holders in reinvestment of distributions	—	79,329
Cost of shares redeemed	(4,338,457)	(485,000)
Net increase (decrease) in net assets resulting
from capital share transactions	(299,317)	6,428,026

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(90,044)
Total Distributions	—	(90,044)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(325)
Total Distributions	—	(325)

TOTAL INCREASE IN NET ASSETS	406,908	7,233,561

NET ASSETS:
Beginning of period	11,966,978	4,733,417
End of period (including undistributed net
investment income of $68,203 and $2,542, respectively)	$12,373,886	$11,966,978

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$154,009	$345,791
Net realized gain on investments	497,391	406,537
Change in unrealized appreciation on investments	346,134	3,244,223
Net increase in net assets resulting from operations	997,534	3,996,551

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,991,700	5,035,886
Shares issued to holders in reinvestment of distributions	—	287,392
Cost of shares redeemed	(2,598,012)	(3,257,446)
Net increase (decrease) in net assets resulting
from capital share transactions	(606,312)	2,065,832

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(321,015)
Total Distributions	—	(321,015)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(19,041)
Total Distributions	—	(19,041)

TOTAL INCREASE IN NET ASSETS	391,222	5,722,327

NET ASSETS:
Beginning of period	30,848,895	25,126,568
End of period (including undistributed net
investment income of $158,088 and $4,079, respectively)	$31,240,117	$30,848,895

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Chautauqua International Growth Fund

	Six Months Ended	April 15, 2016^
	June 30, 2017	through
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment income	$211,516	$3,896
Net realized gain (loss) on investments	298,228	(206,808)
Net realized gain (loss) on foreign currency translations	(12,468)	333
Change in unrealized appreciation
(depreciation) on investments and foreign currency	4,768,121	(351,559)
Net increase (decrease) in net assets
resulting from operations	5,265,397	(554,138)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,060,874	16,146,048
Cost of shares redeemed	(2,372,268)	(436,323)
Redemption fees	5,203	1,715
Net increase in net assets resulting
from capital share transactions	38,693,809	15,711,440

TOTAL INCREASE IN NET ASSETS	43,959,206	15,157,302

NET ASSETS:
Beginning of period	15,157,302	—
End of period (including undistributed net investment
income (loss) of $207,693 and $(3,823), respectively)	$59,116,508	$15,157,302

^ Inception was the close of business on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Chautauqua Global Growth Fund

	Six Months Ended	April 15, 2016^
	June 30, 2017	through
	(Unaudited)	December 31, 2016
OPERATIONS:
Net investment loss	$(5,788)	$(6,417)
Net realized gain (loss) on investments	271,398	(126,573)
Net realized gain (loss) on foreign currency translations	(2,446)	47
Change in unrealized appreciation
on investments and foreign currency	1,458,672	183,849
Net increase in net assets resulting from operations	1,721,836	50,906

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,140,828	8,917,355
Cost of shares redeemed	(461,524)	(1,119,965)
Redemption fees	684	515
Net increase in net assets resulting
from capital share transactions	2,679,988	7,797,905

TOTAL INCREASE IN NET ASSETS	4,401,824	7,848,811

NET ASSETS:
Beginning of period	7,848,811	—
End of period (including undistributed net
investment loss of $(7,615) and $(1,827), respectively)	$12,250,635	$7,848,811

^ Inception was the close of business on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016(1)	2015	2014	2013(1)	2012
Per Share Data:
Net asset value,
beginning of period	$8.92		$8.01	$8.93	$7.92	$9.86	$8.71
Income from
investment operations:
Net investment income(2)	0.06		0.12	0.10	0.09	0.03	0.04
Net realized and unrealized
gains (losses) on investments	0.76		0.92	(0.45)	1.10	3.16	1.15
Total from
investment operations	0.82		1.04	(0.35)	1.19	3.19	1.19
Less distributions:
Distributions from
net investment income	—		(0.13)	(0.11)	(0.08)	(0.04)	(0.04)
Distributions from
net realized gains	—		—	(0.46)	(0.10)	(5.09)	—
Total distributions	—		(0.13)	(0.57)	(0.18)	(5.13)	(0.04)
Net asset value, end of period	$9.74		$8.92	$8.01	$8.93	$7.92	$9.86

Total return	9.19	%(3)	12.94%	(3.94)%	15.09%	32.68%	13.62%

Supplemental data and ratios:
Net assets,
end of period (millions)	$40.9		$38.8	$35.6	$39.0	$28.0	$24.0
Ratio of expenses
to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses
to average net assets
(before waivers)	1.04	%(4)	1.13%	1.11%	1.17%	1.24%	1.34%
Ratio of net
investment income
to average net assets	1.18	%(4)	1.51%	1.18%	1.08%	0.28%	0.37%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.89	%(4)	1.13%	0.82%	0.66%	(0.21)%	(0.22)%
Portfolio turnover rate(5)	40.2	%(3)	85.0%	86.5%	88.2%	127.7%	39.2%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser. The Fund changed its subadviser to L2 Asset Management, LLC as of April 30, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird Large Cap Fund’s Portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s previous subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016(1)	2015	2014	2013(1)	2012
Per Share Data:
Net asset value,
beginning of period	$8.91		$7.97	$8.87	$7.87	$9.82	$8.68
Income from
investment operations:
Net investment income(2)	0.04		0.10	0.08	0.05	0.00 (3)	0.01
Net realized and unrealized
gains (losses) on investments	0.77		0.91	(0.45)	1.12	3.14	1.15
Total from
investment operations	0.81		1.01	(0.37)	1.17	3.14	1.16
Less distributions:
Distributions from
net investment income	—		(0.07)	(0.07)	(0.07)	—	(0.02)
Distributions from
net realized gains	—		—	(0.46)	(0.10)	(5.09)	—
Total distributions	—		(0.07)	(0.53)	(0.17)	(5.09)	(0.02)
Net asset value, end of period	$9.72		$8.91	$7.97	$8.87	$7.87	$9.82

Total return	9.09	%(4)	12.67%	(4.18)%	14.89%	32.34%	13.32%

Supplemental data and ratios:
Net assets,
end of period (millions)	$0.8		$0.7	$0.6	$1.2	$0.2	$0.4
Ratio of expenses
to average net assets	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses
to average net assets
(before waivers)	1.29	%(5)	1.38%	1.36%	1.42%	1.49%	1.59%
Ratio of net
investment income
to average net assets	0.93	%(5)	1.26%	0.93%	0.83%	0.03%	0.12%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.64	%(5)	0.88%	0.57%	0.41%	(0.46)%	(0.47)%
Portfolio turnover rate(6)	40.2	%(4)	85.0%	86.5%	88.2%	127.7%	39.2%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser. The Fund changed its subadviser to L2 Asset Management, LLC as of April 30, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird Large Cap Fund’s Portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s previous subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016		2015		2014		2013	2012
Per Share Data:
Net asset value,
beginning of period	$15.80		$14.99		$15.57		$15.00		$11.52	$9.98
Income from
investment operations:
Net investment income (loss)	(0.01	)(1)	(0.02	)(1)	(0.03	)(1)	(0.03	)(1)	(0.01)	0.07 (1)
Net realized and unrealized
gains (losses) on investments	2.55		0.83		(0.53)		0.76		3.80	1.57
Total from
investment operations	2.54		0.81		(0.56)		0.73		3.79	1.64
Less distributions:
Distributions from
net investment income	—		—		—		—		—	(0.04)
Distributions from
net realized gains	—		—		(0.02)		(0.16)		(0.31)	(0.06)
Total distributions	—		—		(0.02)		(0.16)		(0.31)	(0.10)
Net asset value, end of period	$18.34		$15.80		$14.99		$15.57		$15.00	$11.52

Total return	16.08	%(2)	5.40%		(3.59)%		4.85%		32.90%	16.49%

Supplemental data and ratios:
Net assets,
end of period (millions)	$1,253.4		$1,105.1		$1,035.0		$910.9		$286.1	$137.2
Ratio of expenses
to average net assets	0.83	%(3)	0.82%		0.80%		0.85%		0.85%	0.85%
Ratio of expenses
to average net assets
(before waivers)	0.83	%(3)	0.82%		0.80%		0.87%		0.87%	0.97%
Ratio of net
investment income (loss)
to average net assets	(0.12	)%(3)	(0.14)%		(0.18)%		(0.17)%		(0.04)%	0.65%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.12	)%(3)	(0.14)%		(0.18)%		(0.19)%		(0.06)%	0.53%
Portfolio turnover rate(4)	27.6	%(2)	57.2%		52.8%		37.3%		36.3%	29.5%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016		2015		2014		2013	2012
Per Share Data:
Net asset value,
beginning of period	$15.10		$14.36		$14.96		$14.45		$11.13	$9.66
Income from
investment operations:
Net investment income (loss)	(0.03	)(1)	(0.06	)(1)	(0.06	)(1)	(0.06	)(1)	(0.03)	0.04 (1)
Net realized and unrealized
gains (losses) on investments	2.44		0.80		(0.52)		0.73		3.66	1.52
Total from
investment operations	2.41		0.74		(0.58)		0.67		3.63	1.56
Less distributions:
Distributions from
net investment income	—		—		—		—		—	(0.03)
Distributions from
net realized gains	—		—		(0.02)		(0.16)		(0.31)	(0.06)
Total distributions	—		—		(0.02)		(0.16)		(0.31)	(0.09)
Net asset value, end of period	$17.51		$15.10		$14.36		$14.96		$14.45	$11.13

Total return	15.96	%(2)	5.08%		(3.80)%		4.62%		32.62%	16.16%

Supplemental data and ratios:
Net assets,
end of period (millions)	$111.8		$137.2		$184.1		$205.4		$143.1	$84.1
Ratio of expenses
to average net assets	1.08	%(3)	1.07%		1.05%		1.10%		1.10%	1.10%
Ratio of expenses
to average net assets
(before waivers)	1.08	%(3)	1.07%		1.05%		1.12%		1.12%	1.22%
Ratio of net
investment income (loss)
to average net assets	(0.37	)%(3)	(0.39)%		(0.43)%		(0.42)%		(0.29)%	0.40%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.37	)%(3)	(0.39)%		(0.43)%		(0.44)%		(0.31)%	0.28%
Portfolio turnover rate(4)	27.6	%(2)	57.2%		52.8%		37.3%		36.3%	29.5%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Institutional Class

				November 30,
	Six Months			2015^
	Ended		Year Ended	through
	June 30, 2017		December 31,	December 31,
	(Unaudited)		2016	2015
Per Share Data:
Net asset value, beginning of period	$10.29		$9.52	$10.00
Income from investment operations:
Net investment income(1)	0.05		0.13	0.02
Net realized and unrealized gains (losses) on investments	0.56		0.72	(0.49)
Total from investment operations	0.61		0.85	(0.47)
Less distributions:
Distributions from net investment income	—		(0.08)	(0.01)
Total distributions	—		(0.08)	(0.01)
Net asset value, end of period	$10.90		$10.29	$9.52

Total return	5.93	%(2)	8.91%	(4.66	)%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$12.3		$11.9	$4.7
Ratio of expenses to average net assets	0.95	%(3)	0.95%	0.95	%(3)
Ratio of expenses to average net assets (before waivers)	1.93	%(3)	2.86%	6.88	%(3)
Ratio of net investment income to average net assets	1.02	%(3)	1.35%	1.96	%(3)
Ratio of net investment income (loss)
to average net assets (before waivers)	0.04	%(3)	(0.56)%	(3.97	)%(3)
Portfolio turnover rate(4)	42.1	%(2)	38.3%	14.7	%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Investor Class

				November 30,
	Six Months			2015^
	Ended		Year Ended	through
	June 30, 2017		December 31,	December 31,
	(Unaudited)		2016	2015
Per Share Data:
Net asset value, beginning of period	$10.28		$9.52	$10.00
Income from investment operations:
Net investment income(1)	0.04		0.11	0.01
Net realized and unrealized gains (losses) on investments	0.55		0.71	(0.48)
Total from investment operations	0.59		0.82	(0.47)
Less distributions:
Distributions from net investment income	—		(0.06)	(0.01)
Total distributions	—		(0.06)	(0.01)
Net asset value, end of period	$10.87		$10.28	$9.52

Total return	5.84	%(2)	8.64%	(4.67	)%(2)

Supplemental data and ratios:
Net assets, end of period (thousands)	$0.1		$53.2	$19.0
Ratio of expenses to average net assets	1.20	%(3)	1.20%	1.20	%(3)
Ratio of expenses to average net assets (before waivers)	2.18	%(3)	3.11%	7.13	%(3)
Ratio of net investment income to average net assets	0.77	%(3)	1.10%	1.71	%(3)
Ratio of net investment loss
to average net assets (before waivers)	(0.21	)%(3)	(0.81)%	(4.22	)%(3)
Portfolio turnover rate(4)	42.1	%(2)	38.3%	14.7	%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months						May 1, 2012^
	Ended						through
	June 30, 2017		Year Ended December 31,				December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$14.83		$13.03	$13.82	$14.01	$10.20	$10.00
Income from
investment operations:
Net investment income(1)	0.08		0.21	0.11	0.05	0.07	0.15
Net realized and unrealized
gains (losses) on investments	0.41		1.76	(0.82)	0.01	3.99	0.20
Total from
investment operations	0.49		1.97	(0.71)	0.06	4.06	0.35
Less distributions:
Distributions from net
investment income	—		(0.17)	(0.08)	(0.05)	(0.05)	(0.12)
Distributions from
net realized gains	—		—	—	(0.20)	(0.20)	(0.03)
Total distributions	—		(0.17)	(0.08)	(0.25)	(0.25)	(0.15)
Net asset value, end of period	$15.32		$14.83	$13.03	$13.82	$14.01	$10.20

Total return	3.30	%(2)	15.11%	(5.11)%	0.42%	39.85%	3.52	%(2)

Supplemental data and ratios:
Net assets,
end of period (millions)	$28.6		$28.2	$23.1	$23.5	$19.0	$8.1
Ratio of expenses
to average net assets	1.00	%(3)	1.00%	1.00%	1.00%	1.00%	1.00	%(3)
Ratio of expenses
to average net assets
(before waivers)	1.34	%(3)	1.43%	1.51%	1.55%	2.02%	3.06	%(3)
Ratio of net
investment income
to average net assets	1.03	%(3)	1.58%	0.79%	0.36%	0.71%	2.32	%(3)
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.69	%(3)	1.15%	0.28%	(0.19)%	(0.31)%	0.26	%(3)
Portfolio turnover rate(4)	10.6	%(2)	48.9%	42.1%	41.9%	36.9%	24.6	%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months						May 1, 2012^
	Ended						through
	June 30, 2017		Year Ended December 31,				December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Per Share Data:
Net asset value,
beginning of period	$14.81		$12.99	$13.78	$13.98	$10.19	$10.00
Income from
investment operations:
Net investment income(1)	0.06		0.18	0.07	0.02	0.04	0.14
Net realized and unrealized
gains (losses) on investments	0.41		1.75	(0.81)	0.00 (2)	3.99	0.19
Total from
investment operations	0.47		1.93	(0.74)	0.02	4.03	0.33
Less distributions:
Distributions from net
investment income	—		(0.11)	(0.05)	(0.02)	(0.04)	(0.11)
Distributions from
net realized gains	—		—	—	(0.20)	(0.20)	(0.03)
Total distributions	—		(0.11)	(0.05)	(0.22)	(0.24)	(0.14)
Net asset value, end of period	$15.28		$14.81	$12.99	$13.78	$13.98	$10.19

Total return	3.17	%(3)	14.84%	(5.37)%	0.13%	39.58%	3.32	%(3)

Supplemental data and ratios:
Net assets,
end of period (millions)	$2.6		$2.6	$2.0	$2.1	$1.1	$0.2
Ratio of expenses
to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses
to average net assets
(before waivers)	1.59	%(4)	1.68%	1.76%	1.80%	2.27%	3.31	%(4)
Ratio of net
investment income
to average net assets	0.78	%(4)	1.33%	0.54%	0.11%	0.46%	2.07	%(4)
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.44	%(4)	0.90%	0.03%	(0.44)%	(0.56)%	0.01	%(4)
Portfolio turnover rate(5)	10.6	%(3)	48.9%	42.1%	41.9%	36.9%	24.6	%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	Six Months
	Ended		April 15, 2016^
	June 30, 2017		through
	(Unaudited)		December 31, 2016
Per Share Data:
Net asset value, beginning of period	$9.57		$10.00
Income from investment operations:
Net investment income(1)	0.05		0.00	(2)
Net realized and unrealized gain on investments	1.56		(0.43)
Total from investment operations	1.61		(0.43)
Net asset value, end of period	$11.18		$9.57

Total return	16.82	%(3)	(4.30	)%(3)

Supplemental data and ratios:
Net assets, end of period (millions)	$58.2		$14.8
Ratio of expenses to average net assets	0.95	%(4)	0.95	%(4)
Ratio of expenses to average net assets (before waivers)	1.25	%(4)	2.32	%(4)
Ratio of net investment income to average net assets	1.02	%(4)	0.06	%(4)
Ratio of net investment income (loss) to average
net assets (before waivers)	0.72	%(4)	(1.31	)%(4)
Portfolio turnover rate(5)	23.4	%(3)	72.6	%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Investor Class

	Six Months
	Ended		April 15, 2016^
	June 30, 2017		through
	(Unaudited)		December 31, 2016
Per Share Data:
Net asset value, beginning of period	$9.56		$10.00
Income from investment operations:
Net investment income (loss)(1)	0.04		(0.01)
Net realized and unrealized gain on investments	1.56		(0.44)
Total from investment operations	1.60		(0.45)
Paid In Capital from redemption fees	0.01		0.01
Net asset value, end of period	$11.17		$9.56

Total return	16.84	%(2)	(4.40	)%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$0.9		$0.3
Ratio of expenses to average net assets	1.20	%(3)	1.20	%(3)
Ratio of expenses to average net assets (before waivers)	1.50	%(3)	2.58	%(3)
Ratio of net investment income (loss) to average net assets	0.77	%(3)	(0.19	)%(3)
Ratio of net investment income (loss) to
average net assets (before waivers)	0.47	%(3)	(1.57	)%(3)
Portfolio turnover rate(4)	23.4	%(2)	72.6	%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	Six Months
	Ended		April 15, 2016^
	June 30, 2017		through
	(Unaudited)		December 31, 2016
Per Share Data:
Net asset value, beginning of period	$10.09		$10.00
Income from investment operations:
Net investment (loss)(1)	(0.01)		(0.01)
Net realized and unrealized gain on investments	1.98		0.10
Total from investment operations	1.97		0.09
Net asset value, end of period	$12.06		$10.09

Total return	19.52	%(2)	0.90	%(2)

Supplemental data and ratios:
Net assets, end of period (millions)	$12.0		$7.6
Ratio of expenses to average net assets	0.95	%(3)	0.95	%(3)
Ratio of expenses to average net assets (before waivers)	2.60	%(3)	3.65	%(3)
Ratio of net investment loss to average net assets	(0.11	)%(3)	(0.16	)%(3)
Ratio of net investment loss to
average net assets (before waivers)	(1.76	)%(3)	(2.86	)%(3)
Portfolio turnover rate(4)	20.5	%(2)	69.40	%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Investor Class

	Six Months
	Ended		April 15, 2016^
	June 30, 2017		through
	(Unaudited)		December 31, 2016
Per Share Data:
Net asset value, beginning of period	$10.08		$10.00
Income from investment operations:
Net investment (loss)(1)	(0.02)		(0.03)
Net realized and unrealized gain on investments	1.96		0.11
Total from investment operations	1.94		0.08
Paid In Capital from redemption fees	0.00	(2)	—
Net asset value, end of period	$12.02		$10.08

Total return	19.25	%(3)	0.80	%(3)

Supplemental data and ratios:
Net assets, end of period (millions)	$0.3		$0.2
Ratio of expenses to average net assets	1.20	%(4)	1.20	%(4)
Ratio of expenses to average net assets (before waivers)	2.85	%(4)	3.90	%(4)
Ratio of net investment loss to average net assets	(0.36	)%(4)	(0.41	)%(4)
Ratio of net investment loss to
average net assets (before waivers)	(2.01	)%(4)	(3.11	)%(4)
Portfolio turnover rate(5)	20.5	%(3)	69.4	%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund, the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), six of the fifteen series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced with the sale of both Institutional and Investor Class Shares on December 29, 2000.  The Baird Small/Mid Cap Value Fund commenced with the sale of both Institutional and Investor Class Shares on November 30, 2015.  The Baird SmallCap Value Fund commenced with the sale of both Institutional and Investor Class Shares to the public on May 1, 2012.  The Chautauqua International Growth Fund and the Chautauqua Global Growth Fund commenced with the sale of both Institutional and Investor Class Shares to the public on April 18, 2016.  Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 8.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Value Fund seeks long-term capital appreciation through investments in equity securities of small- to mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term capital appreciation through investments in equity securities of small-capitalization companies.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

On June 30, 2017, shareholders affiliated with the Advisor held 92% of the Institutional Class shares of the Baird LargeCap Fund, 3% of the Institutional Class shares of the Baird MidCap Fund, 56% of the Institutional Class shares of the Baird Small/Mid Cap Value Fund, 53% of the Institutional Class shares of the Baird SmallCap Value Fund, 12% of the Institutional Class shares of the Chautauqua International Growth Fund and 37% of the Institutional Class shares of the Chautauqua Global Growth Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service,

Notes to the Financial Statements
June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (cont.)

does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events

Notes to the Financial Statements
June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (cont.)

that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

c.)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Chautauqua Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on investments and foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments and foreign currency translation includes changes in the value of assets and liabilities resulting from exchange rates.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2016, or for any other tax years which are open for exam.  As of June 30, 2017, open tax years include the tax years ended December 31, 2013 through 2016.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

e)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing

Notes to the Financial Statements
June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (cont.)

the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Recent Accounting Pronouncements – In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird LargeCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	225,888	$2,083,556	Shares sold	3,169	$29,777
Shares redeemed	(379,217)	(3,576,738)	Shares redeemed	(4,972)	(47,299)
Net decrease	(153,329)	$(1,493,182)	Net decrease	(1,803)	$(17,522)
Shares Outstanding:			Shares Outstanding:
Beginning of period	4,353,587		Beginning of period	82,406
End of period	4,200,258		End of period	80,603

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	561,393	$4,394,392	Shares sold	29,776	$239,651
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	61,211	555,182	of dividends	533	4,821
Shares redeemed	(718,353)	(5,812,429)	Shares redeemed	(23,384)	(188,488)
Net decrease	(95,749)	$(862,855)	Net decrease	6,925	$55,984
Shares Outstanding:			Shares Outstanding:
Beginning of year	4,449,336		Beginning of year	75,481
End of year	4,353,587		End of year	82,406

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird MidCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	12,833,296	$221,052,250	Shares sold	515,486	$8,466,556
Shares redeemed	(14,449,199)	(255,790,945)	Shares redeemed	(3,213,372)	(53,442,271)
Net decrease	(1,615,903)	$(34,738,695)	Net decrease	(2,697,886)	$(44,975,715)
Shares Outstanding:			Shares Outstanding:
Beginning of period	69,960,995		Beginning of period	9,085,850
End of period	68,345,092		End of period	6,387,964

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	26,778,042	$402,275,627	Shares sold	2,530,062	$37,367,882
Shares redeemed(1)	(25,858,100)	(391,750,978)	Shares redeemed	(6,261,572)	(88,154,671)
Net increase	919,942	$10,524,649	Net decrease	(3,731,510)	$(50,786,789)
Shares Outstanding:			Shares Outstanding:
Beginning of year	69,041,053		Beginning of year	12,817,360
End of year	69,960,995		End of year	9,085,850

(1)
In the third quarter of 2016, the Baird MidCap Fund satisfied a redemption request made by a large shareholder by distributing the Fund’s portfolio securities in kind to the redeeming shareholder. The redemption was effected in accordance with policies and procedures approved by the Board of Directors of the Funds.

Baird Small/Mid Cap Value Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	377,534	$4,016,490	Shares sold	2,138	$22,650
Shares redeemed	(405,412)	(4,316,761)	Shares redeemed	(2,005)	(21,696)
Net decrease	(27,878)	$(300,271)	Net increase	133	$954
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,157,769		Beginning of period	5,176
End of period	1,129,891		End of period	5,309

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Small/Mid Cap Value Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	703,038	$6,800,150	Shares sold	3,475	$33,547
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	7,655	79,070	of dividends	25	259
Shares redeemed	(48,230)	(481,696)	Shares redeemed	(327)	(3,304)
Net increase	662,463	$6,397,524	Net increase	3,173	$30,502
Shares Outstanding:			Shares Outstanding:
Beginning of year	495,306		Beginning of year	2,003
End of year	1,157,769		End of year	5,176

Baird SmallCap Value Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	125,193	$1,861,615	Shares sold	8,748	$130,085
Shares redeemed	(161,491)	(2,400,238)	Shares redeemed	(13,193)	(197,774)
Net decrease	(36,298)	$(538,623)	Net decrease	(4,445)	$(67,689)
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,903,267		Beginning of period	177,163
End of period	1,866,969		End of period	172,718

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2016			December 31, 2016
	Shares	Amount		Shares	Amount
Shares sold	343,811	$4,541,684	Shares sold	35,989	$494,202
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	18,682	278,550	of dividends	594	8,842
Shares redeemed	(234,905)	(3,089,099)	Shares redeemed	(12,322)	(168,347)
Net increase	127,588	$1,731,135	Net increase	24,261	$334,697
Shares Outstanding:			Shares Outstanding:
Beginning of year	1,775,679		Beginning of year	152,902
End of year	1,903,267		End of year	177,163

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Chautauqua International Growth Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold(1)	3,875,352	$40,530,898	Shares sold	49,980	$529,976
Shares redeemed	(219,735)	(2,328,251)	Shares redeemed	(4,081)	(44,017)
Redemption Fees	—	4,762	Shares redeemed	—	441
Net increase	3,655,617	$38,207,409	Net increase	45,899	$486,400
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,551,673		Beginning of period	32,548
End of period	5,207,290		End of period	78,447

(1)
In the first quarter of 2017, the Chautauqua International Growth Fund processed a transfer in kind for a large shareholder by transferring the shareholder’s securities in kind into the Fund.  The transfer was effected in accordance with policies and procedures approved by the Board of Directors of the Funds.

Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	December 31, 2016^			December 31, 2016^
	Shares	Amount		Shares	Amount
Shares sold	1,592,858	$15,788,874	Shares sold	35,224	$357,174
Shares redeemed	(41,185)	(410,212)	Shares redeemed	(2,676)	(26,111)
Redemption Fees	—	1,548	Shares redeemed	—	167
Net increase	1,551,673	$15,380,210	Net increase	32,548	$331,230
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	1,551,673		End of period	32,548

^	Inception was close of business on April 15, 2016.

Chautauqua Global Growth Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2017			June 30, 2017
	Shares	Amount		Shares	Amount
Shares sold	272,423	$3,069,778	Shares sold	6,030	$71,050
Shares redeemed	(38,416)	(440,919)	Shares redeemed	(1,721)	(20,605)
Redemption Fees	—	684	Shares redeemed	—	—
Net increase	234,007	$2,629,543	Net increase	4,309	$50,445
Shares Outstanding:			Shares Outstanding:
Beginning of period	757,695		Beginning of period	19,989
End of period	991,702		End of period	24,298

Notes to the Financial Statements
June 30, 2017 (Unaudited)

3.	Capital Share Transactions (cont.)
Chautauqua Global Growth Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	December 31, 2016^			December 31, 2016^
	Shares	Amount		Shares	Amount
Shares sold	867,491	$8,702,754	Shares sold	21,505	$214,601
Shares redeemed	(109,796)	(1,104,703)	Shares redeemed	(1,516)	(15,262)
Redemption Fees	—	515	Shares redeemed	—	—
Net increase	757,695	$7,598,566	Net increase	19,989	$199,339
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	757,695		End of period	19,989

^   Inception was close of business on April 15, 2016.

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap	MidCap	Small/Mid Cap
	Fund	Fund	Value Fund
Purchases:	$16,110,415	$360,613,698	$5,242,605
Sales:	$18,079,804	$468,290,193	$5,574,644

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
Purchases:	$3,155,813	$23,044,167	$4,363,541
Sales:	$3,181,418	$ 9,418,615	$2,035,319

The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2017.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
At December 31, 2016, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird	Baird
	LargeCap	MidCap	Small/Mid Cap
	Fund	Fund	Value Fund
Cost of Investments	$34,936,191	$1,058,088,437	$10,959,367
Gross unrealized appreciation	5,434,156	218,483,638	1,297,429
Gross unrealized depreciation	(817,171)	(28,499,187)	(289,181)
Net unrealized appreciation	$4,616,985	$189,984,451	$1,008,248
Undistributed ordinary income	1,961	—	2,542
Undistributed long-term capital gain	—	—	—
Total distributable earnings	$1,961	$—	$2,542
Other accumulated losses	(269,772)	(61,629,145)	(439,022)
Total accumulated earnings	$4,349,174	$128,355,306	$571,768

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
Cost of Investments	$24,560,685	$15,459,231	$7,819,691
Gross unrealized appreciation	6,609,941	397,006	458,706
Gross unrealized depreciation	(324,853)	(820,483)	(376,774)
Net unrealized appreciation (depreciation)	$6,285,088	$(423,477)	$81,932
Undistributed ordinary income	4,079	—	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	$4,079	$—	$—
Other accumulated losses	(305,728)	(115,414)	(17,216)
Total accumulated earnings (losses)	$5,983,439	$(538,891)	$64,716

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the Chautauqua International Growth and Chautauqua Global Growth Funds elected to defer capital losses occurring between November 1, 2016 and December 31, 2016 in the amount of $3,823 and $1,827, respectively.

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  At December 31, 2016, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

Notes to the Financial Statements
June 30, 2017 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird LargeCap Fund	$269,772	Short-Term	Indefinitely
Baird MidCap Fund	61,629,145	Short-Term	Indefinitely
Baird Small/Mid Cap Value Fund	439,022	Short-Term	Indefinitely
Baird SmallCap Value Fund	305,728	Short-Term	Indefinitely
Chautauqua International Growth Fund	115,414	Short-Term	Indefinitely
Chautauqua Global Growth Fund	17,216	Short-Term	Indefinitely

During the six months ended June 30, 2017 the Funds did not pay any distributions.

During the year ended December 31, 2016, the Funds paid the following distributions:

Ordinary Income Dividends
Baird Large Cap Fund	$561,367
Baird Small/ Mid Cap Value Fund	90,369
Baird SmallCap Value Fund	340,056

For the year ended December 31, 2016 the Baird MidCap Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund did not pay any distributions.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2015.  To the extent necessary to fully distribute such capital gains, the Baird LargeCap Fund designated earnings and profits distributed to shareholders on the redemption of shares.

5.	Investment Advisory and Other Agreements
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund, 0.80% for the Baird Small/Mid Cap Value Fund, 0.85% for the Baird SmallCap Value Fund, 0.80% for the Chautauqua International Growth Fund and 0.80% for the Chautauqua Global Growth Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Baird has entered into a Sub-Advisory Agreement with L2 Asset Management, LLC (“L2”), pursuant to which L2 acts as subadvisor to the Baird LargeCap Fund (the “Sub-Advisory Agreement”).  Baird is responsible for paying L2 a sub-advisory fee equivalent to a percentage of the net advisory fee received by the Advisor from the Fund which is calculated daily at the annual rate of 0.65% of the average daily net assets of the Fund and paid monthly after giving effect for the expense cap/reimbursement agreement between the Advisor and the Company on behalf of the LargeCap Fund.

The percentage of sub-advisory fee is subject to increase based on the assets managed by the Subadvisor on behalf of the Advisor as follows:

Market Value of
% Net Advisory Fee	Assets Managed by L2
50%	Less than $3 billion
60%	Between $3 billion and $5 billion
70%	Greater than $5 billion

For the six months ended June 30, 2017 and through April 30, 2018 for the Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

Notes to the Financial Statements
June 30, 2017 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird Small/Mid Cap Value Fund	0.95%	1.20%
Baird SmallCap Value Fund	1.00%	1.25%
Chautauqua International Growth Fund	0.95%	1.20%
Chautauqua Global Growth Fund	0.95%	1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2017	2016	2015	2014
Reimbursed/Absorbed Expenses Subject
to be Recovered by Advisor Until:	2020	2019	2018	2017
Baird LargeCap Fund	$60,794	$138,150	$143,538	$140,955
Baird Small/MidCap Value Fund	$63,113	$156,332	$23,659	N/A
Baird SmallCap Value Fund	$51,941	$116,311	$131,370	$131,933
Chautauqua International Growth Fund	$62,551	$95,476	N/A	N/A
Chautauqua Global Growth Fund	$85,022	$102,142	N/A	N/A

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund for the six months ended June 30, 2017.

6.	Securities Lending
During the six months ended June 30, 2017, each Fund was permitted to lend up to one-third of its total assets (including such loans) to borrowers under terms of a securities lending program administered by U.S. Bank, N.A., the Funds’ custodian and an affiliate of USBFS, the Funds’ transfer agent and administrator. A securities lending agreement requires that loans be collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.  Participating Funds receive compensation in the form of fees and earned interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan.  Participating Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral gets invested in a securities lending trust subject to Rule 2a-7 under the 1940 Act.  Interest income earned by participating Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) would be reflected in the participating Funds’ statements of operations.

As of June 30, 2017, the Funds did not participate in securities lending activities, although they may do so again in the future.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

7.	Line of Credit
The Corporation maintains an uncommitted, senior secured and unsecured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  The unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.75% for the first six months of 2017). For the six months ended June 30, 2017, the Chautauqua International Growth Fund incurred $22 in interest charges, on an average daily loan balance of $2,478. The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund and Chautauqua Global Growth Fund did not borrow from the LOC during the period.

8.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund incurred $962, $158,785, $79, $3,222, $753 and $302, respectively, in fees pursuant to the Plan during the six months ended June 30, 2017.

9.	Redemption Fees
A redemption fee of 2.00% will be assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis.  The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  For the six months ended June 30, 2017, the Chautauqua International Growth Fund and Chautauqua Global Growth Fund charged redemption fees of $5,203 and $684, respectively.  The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund and Baird SmallCap Value Fund do not charge redemption fees.

10.	Change in Independent Registered Public Accounting Firm
On May 22, 2017, upon the recommendation of the Audit Committee, the Board of Directors of Baird Funds, Inc. (the “Funds”) approved the appointment of Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm, following the dismissal of Grant Thornton LLP (“Grant Thornton”). On August 24, 2017, the Audit Committee engaged Cohen to audit the Funds’ financial statements for the fiscal year ended December 31, 2017.

Grant Thornton’s report on the financial statements of the Funds for each of the fiscal years ended December 31, 2016 and December 31, 2015 did not contain an adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles.  During the fiscal years ended December 31, 2016 and December 31, 2015 and the interim period through May 22, 2017 (the “Interim Period”), there were no disagreements between the Funds and Grant Thornton on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Grant Thornton, would have caused it to make reference to the disagreements in its report on the financial statements for such periods.  During the fiscal years ended December 31, 2016 and December 31, 2015 and the Interim Period, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Notes to the Financial Statements
June 30, 2017 (Unaudited)

10.	Change in Independent Registered Public Accounting Firm (cont.)
During the Funds’ fiscal years ended December 31, 2016 and December 31, 2015 and the Interim Period, neither the Funds nor anyone on their behalf consulted Cohen concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

11.	Subsequent Event
In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2017 through the date the financial statements were issued.  At its meeting on August 24, 2017, the Board of Directors of the Corporation elected Heidi Schneider as Treasurer of the Corporation effective upon filing of this report on Form N-CSR, which is expected to be on or around September 7, 2017.  Terrance P. Maxwell will continue to serve as Treasurer of the Corporation until such date.  There were no other subsequent events since June 30, 2017 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund are included as part of the report to shareholders filed under Item 1.  The Summary Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are included as part of the report to shareholders filed under Item 1. The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are listed below.

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
United States Treasury Note/Bond:
1.000%, 09/15/2017	$34,100,000	$34,094,987
0.875%, 01/15/2018	77,300,000	77,179,103
1.000%, 05/15/2018	34,200,000	34,117,168
		145,391,258	25.6%
Other Government Related Security
Statoil ASA,
3.125%, 08/17/2017 f	1,500,000	1,502,719
		1,502,719	0.3%
Corporate Bonds
Industrials
AbbVie, Inc.,
1.800%, 05/14/2018	3,500,000	3,504,417
Actavis Funding SCS:
2.350%, 03/12/2018 f	1,500,000	1,506,262
2.483%, 03/12/2020 ∞ f	1,500,000	1,533,408
Alibaba Group Holding Ltd.,
1.720%, 11/28/2017 ∞ f	500,000	499,705
Allergan Inc/United States,
1.350%, 03/15/2018	650,000	648,491
American Honda Finance Corp.,
1.997%, 02/22/2019 ∞	200,000	202,313
Anheuser-Busch InBev Finance, Inc.,
1.570%, 02/01/2019 ∞	1,165,000	1,167,107
Anheuser-Busch InBev Worldwide, Inc.,
6.500%, 07/15/2018	2,880,000	3,019,761
AT&T, Inc.:
1.750%, 01/15/2018	675,000	675,489
5.500%, 02/01/2018	765,000	781,436
5.600%, 05/15/2018	1,000,000	1,032,356
2.110%, 11/27/2018 ∞	400,000	403,542
2.226%, 06/30/2020 ∞	1,000,000	1,013,085
Baxalta, Inc.,
2.067%, 06/22/2018 ∞	1,550,000	1,557,668
British Telecommunications PLC,
5.950%, 01/15/2018 f	1,280,000	1,308,680
Cardinal Health, Inc.,
1.700%, 03/15/2018	1,000,000	1,001,906
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.920%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) ∞ *	1,500,000	1,513,746
ConocoPhillips Co.,
1.500%, 05/15/2018	2,115,000	2,112,678
Daimler Finance North America LLC:
1.375%, 08/01/2017 (Acquired 11/01/2016, Cost $750,105) *	750,000	750,007
1.510%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) ∞ *	500,000	500,068
1.882%, 08/03/2017 (Acquired 07/28/2015, Cost $1,050,000) ∞ *	1,050,000	1,050,365
Deutsche Telekom International Finance BV,
1.738%, 01/17/2020 (Acquired 01/09/2017, Cost $2,000,000) ∞ * f	2,000,000	2,005,496
Dollar General Corp.,
1.875%, 04/15/2018	1,500,000	1,501,089
EI du Pont de Nemours & Co.,
1.700%, 05/01/2020 ∞	5,000,000	5,030,055
Enbridge Energy Partners LP,
Class B, 6.500%, 04/15/2018	4,000,000	4,141,884
Enterprise Products Operating LLC,
Class L, 6.300%, 09/15/2017	3,500,000	3,530,499
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $58,927) *	58,765	59,131
Ford Motor Credit Co. LLC:
5.000%, 05/15/2018	2,328,000	2,387,548
2.018%, 06/12/2020 ∞	2,000,000	2,000,380
General Motors Financial Co., Inc.:
2.400%, 04/10/2018	2,000,000	2,007,480
2.630%, 05/09/2019 ∞	2,000,000	2,026,802
Harris Corp.,
1.999%, 04/27/2018	4,000,000	4,005,464
Hewlett Packard Enterprise Co.:
2.450%, 10/05/2017	494,000	495,234
2.850%, 10/05/2018	1,800,000	1,815,401
3.226%, 10/05/2018 ∞	1,000,000	1,019,045
HP, Inc.,
2.098%, 01/14/2019 ∞	737,000	740,129
Husky Energy, Inc.,
6.200%, 09/15/2017 f	2,500,000	2,522,122
Hyundai Capital America,
2.099%, 04/03/2020 (Acquired 03/29/2017, Cost $3,000,000) ∞ *	3,000,000	3,008,529
Ingredion, Inc.,
1.800%, 09/25/2017	2,500,000	2,501,492
Kinder Morgan Energy Partners LP,
5.950%, 02/15/2018	500,000	512,352
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 01/30/2017 through 03/17/2017, Cost $3,807,216) *	3,725,000	3,802,350
McDonald's Corp.,
5.350%, 03/01/2018	620,000	635,358
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	3,308,000	3,430,227
Medtronic, Inc.,
2.046%, 03/15/2020 ∞	750,000	762,227
Mondelez International, Inc.,
1.690%, 02/01/2019 ∞	500,000	501,945
Mylan, Inc.,
2.600%, 06/24/2018	4,000,000	4,028,732
Nabors Industries, Inc.,
6.150%, 02/15/2018	1,998,000	2,017,980
National Oilwell Varco, Inc.,
1.350%, 12/01/2017	2,450,000	2,446,707
NBCUniversal Enterprise, Inc.,
1.662%, 04/15/2018 (Acquired 02/21/2017, Cost $805,491) *	804,000	805,400
Pentair Finance SA:
1.875%, 09/15/2017 f	2,000,000	2,000,784
2.900%, 09/15/2018 f	1,957,000	1,977,206
Phillips 66,
1.886%, 04/15/2020 (Acquired 04/11/2017, Cost $3,000,000) ∞ *	3,000,000	3,006,033
Potash Corp of Saskatchewan, Inc.,
3.250%, 12/01/2017 f	3,609,000	3,631,242
Qualcomm, Inc.,
1.722%, 05/20/2020 ∞	1,500,000	1,510,520
QUALCOMM, Inc.,
1.648%, 05/20/2020 ∞	2,000,000	2,009,024
Republic Services, Inc.,
3.800%, 05/15/2018	4,000,000	4,070,688
Rohm and Haas Co.,
6.000%, 09/15/2017	2,095,000	2,113,176
RPM International, Inc.,
6.500%, 02/15/2018	2,750,000	2,829,720
Tech Data Corp.,
3.750%, 09/21/2017	2,000,000	2,006,074
Telefonica Emisiones SAU,
3.192%, 04/27/2018 f	1,950,000	1,970,615
Teva Pharmaceutical Finance Netherlands III BV,
1.400%, 07/20/2018 f	3,500,000	3,491,758
Total Capital International SA,
1.617%, 06/19/2019 ∞ f	250,000	250,733
Toyota Motor Credit Corp.,
Class 2547, 1.476%, 01/12/2018 ∞	900,000	901,337
TransCanada PipeLines Ltd.,
1.946%, 01/12/2018 ∞ f	1,000,000	1,002,821
Verizon Communications, Inc.,
2.992%, 09/14/2018 ∞	1,563,000	1,591,281
Vodafone Group PLC:
1.250%, 09/26/2017 f	1,400,000	1,398,614
1.500%, 02/19/2018 f	2,100,000	2,099,513
Volkswagen Group of America Finance LLC,
1.612%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) ∞ *	500,000	500,342
Xstrata Finance Ltd.,
2.700%, 10/25/2017 (Acquired 02/03/2017, Cost $1,003,271) ∞ * f	1,000,000	1,001,499
Zoetis, Inc.,
1.875%, 02/01/2018	2,750,000	2,751,669
		127,638,197	22.4%
Utilities
American Electric Power Co., Inc.,
Class E, 1.650%, 12/15/2017	1,460,000	1,460,159
Duke Energy Corp.,
2.100%, 06/15/2018	1,700,000	1,706,582
NextEra Energy Capital Holdings, Inc.,
Class F, 2.056%, 09/01/2017	2,500,000	2,501,168
Sempra Energy,
6.150%, 06/15/2018	2,100,000	2,186,793
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $19,504) *	19,325	19,664
		7,874,366	1.4%
Financials
ABN AMRO Bank NV,
1.798%, 01/18/2019 (Acquired 01/11/2017 through 04/04/2017, Cost $4,503,162) ∞ * f	4,500,000	4,516,735
Aetna, Inc.,
1.869%, 12/08/2017 ∞	2,000,000	2,004,472
American Express Bank FSB,
6.000%, 09/13/2017	2,000,000	2,016,336
Australia and New Zealand Banking Group Ltd.,
1.598%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) ∞ * f	1,000,000	1,001,911
Bank of America Corp.:
5.750%, 12/01/2017	1,000,000	1,016,923
6.875%, 04/25/2018	3,000,000	3,121,887
Bank of Montreal,
1.755%, 04/09/2018 ∞ f	1,095,000	1,098,946
The Bank of New York Mellon Corp.,
1.730%, 08/01/2018 ∞	1,000,000	1,005,482
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
1.529%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) ∞ * f	1,000,000	1,000,167
Barclays PLC,
2.000%, 03/16/2018 f	3,900,000	3,903,966
BB&T Corp.,
1.830%, 02/01/2019 ∞	880,000	886,230
The Bear Stearns Companies LLC,
6.400%, 10/02/2017	500,000	505,763
BNP Paribas SA,
2.375%, 09/14/2017 f	1,000,000	1,001,690
BPCE SA,
1.625%, 01/26/2018 f	3,000,000	2,995,026
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 08/23/2016 through 09/23/2016, Cost $950,462) * f	950,000	950,055
1.578%, 09/12/2017 (Acquired 05/26/2016, Cost $99,943) ∞ * f	100,000	100,037
1.837%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) ∞ * f	1,000,000	1,003,045
Capital One Financial Corp.,
1.941%, 05/12/2020 ∞	1,700,000	1,708,303
Capital One NA/Mclean VA:
1.500%, 09/05/2017	2,000,000	2,000,178
1.851%, 02/05/2018 ∞	500,000	501,168
Citigroup, Inc.:
1.850%, 11/24/2017	1,200,000	1,201,888
1.700%, 04/27/2018	3,000,000	2,996,994
Citizens Bank NA/Providence RI:
1.600%, 12/04/2017	1,890,000	1,889,390
1.750%, 03/02/2020 ∞	2,000,000	2,001,606
Comerica Bank,
5.200%, 08/22/2017	110,000	110,503
Commonwealth Bank of Australia,
1.636%, 03/12/2018 (Acquired 11/09/2016, Cost $1,000,362) ∞ * f	1,000,000	1,001,810
Commonwealth Bank of Australia/New York NY,
2.500%, 09/20/2018 f	500,000	504,318
Compass Bank,
1.850%, 09/29/2017	3,015,000	3,015,730
Credit Agricole SA/London:
2.125%, 04/17/2018 (Acquired 03/24/2017, Cost $2,004,011) * f	2,000,000	2,005,658
2.198%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) ∞ * f	1,000,000	1,011,718
Credit Suisse AG/New York NY:
1.750%, 01/29/2018 f	1,700,000	1,700,920
1.850%, 04/27/2018 ∞ f	1,000,000	1,003,855
Deutsche Bank AG,
2.608%, 01/18/2019 ∞ f	1,000,000	1,011,757
Deutsche Bank AG/London:
6.000%, 09/01/2017 f	1,000,000	1,006,598
1.862%, 02/13/2018 ∞ f	1,000,000	999,035
Discover Bank/Greenwood DE,
2.000%, 02/21/2018	2,500,000	2,503,072
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	2,500,000	2,580,225
2.282%, 11/15/2018 ∞	1,285,000	1,298,354
HSBC USA, Inc.:
1.700%, 03/05/2018	1,700,000	1,700,325
1.949%, 08/07/2018 ∞	1,000,000	1,003,930
1.792%, 11/13/2019 ∞	250,000	250,294
The Huntington National Bank:
1.700%, 02/26/2018	2,300,000	2,300,400
2.000%, 06/30/2018	1,360,000	1,364,831
ING Bank NV:
1.800%, 03/16/2018 (Acquired 02/17/2017, Cost $1,000,738) * f	1,000,000	1,001,253
2.417%, 03/22/2019 (Acquired 05/26/2016, Cost $803,764) ∞ * f	800,000	810,361
Jefferies Group LLC,
5.125%, 04/13/2018	3,250,000	3,333,574
JPMorgan Chase & Co.:
2.000%, 08/15/2017	1,000,000	1,000,714
Class 1, 1.802%, 01/28/2019 ∞	250,000	251,564
2.108%, 01/23/2020 ∞	1,000,000	1,016,754
KEB Hana Bank,
2.021%, 04/05/2020 (Acquired 03/27/2017, Cost $3,000,000) ∞ * f	3,000,000	2,999,595
Kookmin Bank,
1.625%, 07/14/2017 f	1,500,000	1,499,845
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 03/17/2017, Cost $2,207,708) * f	2,200,000	2,206,941
Manufacturers & Traders Trust Co.,
6.625%, 12/04/2017	2,810,000	2,867,172
MetLife, Inc.,
Class A, 6.817%, 08/15/2018	105,000	110,864
Mizuho Bank Ltd.:
1.746%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,361) ∞ * f	800,000	800,584
1.936%, 03/26/2018 (Acquired 03/19/2015 through 03/14/2016, Cost $1,347,084) ∞ * f	1,350,000	1,354,041
2.346%, 10/20/2018 (Acquired 10/13/2015, Cost $500,000) ∞ * f	500,000	505,156
Morgan Stanley:
2.036%, 01/05/2018 ∞	500,000	501,448
6.625%, 04/01/2018	2,000,000	2,071,020
2.003%, 01/24/2019 ∞	250,000	251,790
2.310%, 01/27/2020 ∞	500,000	507,565
MUFG Union Bank NA,
2.625%, 09/26/2018	2,418,000	2,441,815
National Bank of Canada,
1.788%, 06/12/2020 ∞ f	4,000,000	4,012,988
Nordea Bank AB,
1.916%, 09/30/2019 (Acquired 09/22/2016, Cost $1,500,000) ∞ * f	1,500,000	1,509,714
Royal Bank of Canada,
1.415%, 10/13/2017 ∞ f	3,000,000	3,001,938
Santander Bank NA,
8.750%, 05/30/2018	2,200,000	2,331,956
Santander Holdings USA, Inc.,
3.450%, 08/27/2018	425,000	430,962
Societe Generale SA:
2.750%, 10/12/2017 f	800,000	802,616
2.379%, 10/01/2018 ∞ f	1,500,000	1,510,063
Standard Chartered Bank,
6.400%, 09/26/2017 (Acquired 02/21/2017, Cost $2,021,432) * f	2,000,000	2,019,644
Standard Chartered PLC,
1.798%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) ∞ * f	1,200,000	1,198,644
Sumitomo Mitsui Banking Corp.:
1.738%, 01/16/2018 ∞ f	300,000	300,705
1.893%, 07/23/2018 ∞ f	1,350,000	1,356,658
1.828%, 10/19/2018 ∞ f	1,000,000	1,002,619
Sumitomo Mitsui Trust Bank Ltd,
1.733%, 03/06/2019 (Acquired 02/27/2017, Cost $2,000,000) ∞ * f	2,000,000	2,000,160
SunTrust Banks, Inc.,
6.000%, 09/11/2017	2,143,000	2,159,726
Svenska Handelsbanken AB,
1.757%, 06/17/2019 ∞ f	850,000	853,779
Swedbank AB,
2.125%, 09/29/2017 (Acquired 08/30/2016, Cost $2,004,189) * f	2,000,000	2,003,358
Synchrony Financial:
1.875%, 08/15/2017	1,000,000	1,000,221
2.580%, 11/09/2017 ∞	1,000,000	1,003,173
2.402%, 02/03/2020 ∞	1,000,000	1,007,553
The Toronto-Dominion Bank,
1.731%, 11/05/2019 ∞ f	1,200,000	1,207,560
UBS AG/Stamford CT:
1.800%, 03/26/2018 f	1,300,000	1,302,089
1.996%, 03/26/2018 ∞ f	1,000,000	1,004,511
5.750%, 04/25/2018 f	1,000,000	1,031,883
UBS Group Funding Jersey Ltd.,
2.736%, 09/24/2020 (Acquired 09/21/2015, Cost $500,000) ∞ * f	500,000	509,146
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	1,724,000	1,770,000
Voya Financial, Inc.,
2.900%, 02/15/2018	3,834,000	3,859,933
WEA Finance LLC / Westfield UK & Europe Finance PLC,
1.750%, 09/15/2017 (Acquired 08/10/2016, Cost $1,401,129) *	1,400,000	1,399,993
Wells Fargo & Co.:
5.625%, 12/11/2017	2,500,000	2,543,485
Class N, 1.852%, 01/30/2020 ∞	1,000,000	1,006,509
Westpac Banking Corp.:
2.000%, 08/14/2017 f	1,165,000	1,165,779
1.619%, 05/25/2018 ∞ f	1,500,000	1,503,614
		140,144,566	24.7%
Total Corporate Bonds		275,657,129	48.5%

Taxable Municipal Bonds
County of Westchester NY,
2.000%, 12/15/2017	2,000,000	2,002,740
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
2.250%, 07/01/2046 (Callable 07/01/2017) ∞	2,000,000	2,000,000
		4,002,740	0.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	11,493	11,785
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	5,053	5,174
5.000%, 11/01/2017	5,272	5,399
5.500%, 11/01/2017	11,455	11,480
5.000%, 12/01/2017	5,891	6,033
5.000%, 12/01/2019	186,898	191,391
4.500%, 04/01/2020	354,442	362,962
5.000%, 04/01/2020	364,302	374,021
		968,245	0.2%
Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 1.536%, 04/25/2036 ∞	390,886	389,666
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 1.536%, 12/25/2035 ∞	558,128	550,805
Series 2006-2, Class A3, 1.366%, 09/25/2036 ∞	938,194	937,053
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 1.406%, 02/25/2036 ∞	252,560	251,965
Series 2006-HE1, Class A1A, 1.416%, 02/25/2036 ∞	63,416	63,341
Carrington Mortgage Loan Trust,
Series 2006-RFC1, Class A3, 1.366%, 05/25/2036 ∞	983,192	976,661
Countrywide Asset-Backed Certificates,
Series 2006-BC4, Class 2A2, 1.376%, 11/25/2036 ∞	1,933,195	1,914,455
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 1.366%, 02/25/2037 ∞	2,091,792	2,063,973
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 1.406%, 03/25/2036 ∞	2,067,456	2,057,560
GSAMP Trust 2006-HE4,
Series 2006-HE4, Class A2C, 1.366%, 06/25/2036 ∞	817,689	808,194
Home Equity Asset Trust,
Series 2007-2, Class 2A2, 1.401%, 07/25/2037 ∞	821,928	816,187
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 1.386%, 05/25/2037 ∞	277,055	275,778
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A4, 1.386%, 04/25/2036 ∞	511,275	508,312
Series 2007-CH3, Class A3, 1.366%, 03/25/2037 ∞	89,586	89,522
Long Beach Mortgage Loan Trust:
Series 2005-WL2, Class M1, 1.921%, 08/25/2035 ∞	562,150	563,576
Series 2006-WL2, Class 2A3, 1.416%, 01/25/2036 ∞	18,191	18,084
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	57,376	57,356
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 1.446%, 02/25/2036 ∞	31,790	31,774
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 1.346%, 06/25/2037 ∞	9,489	9,465
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.666%, 09/25/2035 ∞	352,261	352,051
RASC Series Trust,
Series 2006-KS1, Class A4, 1.516%, 02/25/2036 ∞	110,557	110,465
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 1.536%, 03/25/2036 ∞	549,578	546,236
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.476%, 12/25/2035 ∞	508,121	506,842
Series 2006-2, Class A4, 1.486%, 03/25/2036 ∞	128,420	128,173
Series 2006-OPT2, Class A3, 1.396%, 05/25/2036 ∞	559,682	554,062
		14,581,556	2.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,353,143	1,352,159
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	1,064,177	1,063,700
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K701, Class A2, 3.882%, 11/25/2017 ∞	1,800,065	1,805,168
Series K702, Class A2, 3.154%, 02/25/2018	2,007,536	2,021,701
Series K008, Class A1, 2.746%, 12/25/2019	634,675	643,940
Series K009, Class A1, 2.757%, 05/25/2020	760,295	762,982
		7,649,650	1.3%
Other Asset Backed Securities
Ally Auto Receivables Trust:
Series 2014-2, Class A3, 1.250%, 04/15/2019	942,762	942,493
Series 2014-1, Class A4, 1.530%, 04/15/2019	1,750,000	1,750,474
Series 2015-1, Class A3, 1.390%, 09/16/2019	1,365,192	1,364,786
American Express Credit Account Master Trust,
Series 2014-4, Class A, 1.430%, 06/15/2020	3,100,000	3,100,611
ARI Fleet Lease Trust 2017-A,
Series 2017-A, Class A2, 1.910%, 04/15/2026 (Acquired 05/16/2017, Cost $1,799,788) *	1,800,000	1,798,592
Bank of The West Auto Trust,
Series 2014-1, Class A4, 1.650%, 03/16/2020 (Acquired 02/16/2017, Cost $2,782,417) *	2,780,000	2,781,518
Barclays Dryrock Issuance Trust,
Series 2014-5, Class A, 1.480%, 09/15/2020	3,000,000	3,000,585
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	2,134,737	2,135,654
Capital Auto Receivables Asset Trust:
Series 2015-3, Class A2, 1.720%, 01/22/2019	3,310,580	3,312,315
Series 2016-3, Class A2A, 1.360%, 04/22/2019	577,742	577,483
Capital One Multi-Asset Execution Trust:
Series 2014-A5, Class A5, 1.480%, 07/15/2020	2,000,000	2,000,556
Series 2007-A7, Class A7, 5.750%, 07/15/2020	3,000,000	3,026,594
Carmax Auto Owner Trust:
Series 2013-2, Class A4, 0.840%, 11/15/2018	468,436	468,345
Series 2014-3, Class A3, 1.160%, 06/17/2019	1,040,144	1,039,359
Series 2014-4, Class A3, 1.250%, 11/15/2019	618,321	617,803
Chase Issuance Trust:
Series 2014-A6, Class A6, 1.260%, 07/15/2019	4,100,000	4,099,768
Series 2013-A1, Class A1, 1.300%, 02/18/2020	2,500,000	2,497,581
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 1.360%, 01/15/2020 (Acquired 02/22/2017, Cost $3,265,076) *	3,266,990	3,263,073
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1, 5.350%, 02/07/2020	4,500,000	4,601,427
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 ∞	477,234	507,054
Dell Equipment Finance Trust,
Series 2015-1, Class A3, 1.300%, 03/23/2020 (Acquired 07/06/2016, Cost $54,830) *	54,834	54,832
Discover Card Execution Note Trust,
Series 2007-A1, Class A1, 5.650%, 03/16/2020	3,120,000	3,147,658
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 08/23/2016 through 01/18/2017, Cost $2,706,628) *	2,706,872	2,706,980
First National Master Note Trust 2017-1,
Series 2017-1, Class A, 1.559%, 04/18/2022 ∞	4,150,000	4,153,615
Ford Credit Auto Lease Trust,
Series 2015-A, Class A4, 1.310%, 08/15/2018	2,197,679	2,197,352
Ford Credit Auto Owner Trust 2015-B,
Series 2015-B, Class A3, 1.160%, 11/15/2019	3,132,619	3,128,297
Ford Credit Floorplan Master Owner Trust A,
Series 2012-5, Class A, 1.490%, 09/15/2019	2,250,000	2,249,975
GM Financial Automobile Leasing Trust:
Series 2015-1, Class A3, 1.530%, 09/20/2018	547,759	547,912
Series 2015-2, Class A3, 1.680%, 12/20/2018	2,303,855	2,305,638
Series 2016-3, Class A2A, 1.350%, 02/20/2019	2,485,709	2,482,622
GM Financial Consumer Automobile 2017-1,
Series 2017-1A, Class A2A, 1.510%, 03/16/2020 (Acquired 04/03/2017, Cost $1,499,915) *	1,500,000	1,499,614
Harley-Davidson Motorcycle Trust:
Series 2014-1, Class A3, 1.100%, 09/15/2019	581,947	581,507
Series 2015-2, Class A3, 1.300%, 03/16/2020	1,762,876	1,761,566
Series 2015-1, Class A3, 1.410%, 06/15/2020	1,370,327	1,369,298
Honda Auto Receivables 2015-1 Owner Trust,
Series 2015-1, Class A4, 1.320%, 11/16/2020	1,890,000	1,887,236
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A2, 1.010%, 06/18/2018	466,433	466,252
Series 2016-1, Class A3, 1.220%, 12/18/2019	470,000	468,786
Hyundai Auto Lease Securitization Trust:
Series 2015-A, Class A3, 1.420%, 09/17/2018 (Acquired 09/26/2016 through 11/04/2016, Cost $758,706) *	758,110	758,059
Series 2016-A, Class A3, 1.600%, 07/15/2019 (Acquired 02/23/2017 through 06/20/2017, Cost $3,713,345) *	3,710,000	3,710,867
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 07/21/2016, Cost $746,425) *	745,695	745,744
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $212,107) *	212,146	212,127
Master Credit Card Trust II,
Series 2016-1A, Class A, 1.964%, 09/23/2019 (Acquired 04/11/2016, Cost $1,050,000) ∞ * f	1,050,000	1,054,978
Mercedes Benz Auto Lease Trust,
Series 2015-B, Class A4, 1.530%, 05/17/2021	3,600,000	3,600,660
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	3,275,560	3,272,362
MMAF Equipment Finance LLC:
Series 2016-AA, Class A2, 1.390%, 12/17/2018 (Acquired 10/26/2016 through 02/27/2017, Cost $3,746,051) *	3,745,143	3,744,710
Series 2011-AA, Class A5, 3.040%, 08/15/2028 (Acquired 09/22/2016 through 12/30/2016, Cost $1,185,285) *	1,177,800	1,182,150
Nissan Auto Lease Trust 2017-A,
Series 2017-A, Class A2A, 1.640%, 09/16/2019	3,625,000	3,623,916
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $185,311) *	185,892	186,134
Springleaf Funding Trust 2015-A,
Series 2015-AA, Class A, 3.160%, 11/15/2024 (Acquired 06/21/2017, Cost $1,031,458) *	1,025,000	1,034,271
Synchrony Credit Card Master Note Trust:
Series 2012-6, Class A, 1.360%, 08/17/2020	3,150,000	3,149,702
Series 2014-1, Class A, 1.610%, 11/15/2020	5,000,000	5,002,847
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A2A, 1.020%, 10/15/2018	919,899	919,292
Series 2015-A, Class A3, 1.120%, 02/15/2019	434,953	434,516
Series 2014-A, Class A4, 1.180%, 06/17/2019	1,673,480	1,672,701
Wheels SPV 2 LLC,
Series 2014-1A, Class A3, 1.460%, 03/20/2023 (Acquired 05/19/2017, Cost $437,256) *	437,273	437,188
		108,637,435	19.1%
Total Long-Term Investments (Cost $558,112,351)		558,390,732	98.3%
SHORT-TERM INVESTMENT	Shares
Short-Term Investment
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.89% ∞ «	8,941,015	8,941,015
Total Short-Term Investment (Cost $8,941,015)		8,941,015	1.6%
Total Investments (Cost $567,053,366)		567,331,747	99.9%
Other Assets in Excess of Liabilities		433,803	0.1%
TOTAL NET ASSETS		$567,765,550	100.0%
Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $76,103,193, which represents 13.40% of total net assets.

f	Foreign Security.
«	7-Day Yield.

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$77,900,000	$80,343,490
1.375%, 08/31/2020	736,225,000	731,048,602
United States Treasury Note/Bond,
1.625%, 08/31/2019	163,225,000	163,970,938
		975,363,030	21.3%
Other Government Related Securities
CNOOC Finance (2013) Ltd.,
1.750%, 05/09/2018 f	1,000,000	998,115
Electricite de France SA,
4.600%, 01/27/2020 (Acquired 11/22/2016, Cost $3,091,371) * f	2,926,000	3,103,427
The Korea Development Bank,
3.000%, 03/17/2019 f	2,475,000	2,509,541
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,023,886
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,211,729
Petroleos Mexicanos:
5.500%, 02/04/2019 f	3,200,000	3,340,800
8.000%, 05/03/2019 f	11,800,000	12,906,250
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,014,126
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (Acquired 04/25/2016, Cost $6,982,640) * f	7,000,000	6,974,268
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $2,365,761) * f	2,375,000	2,345,058
2.375%, 04/12/2020 (Acquired 04/05/2017, Cost $10,101,713) * f	10,125,000	10,130,144
		50,557,344	1.1%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
6.900%, 03/01/2019	10,950,000	11,808,513
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,672) * f	4,550,000	4,581,167
Abbott Laboratories:
2.350%, 11/22/2019	14,125,000	14,231,192
4.125%, 05/27/2020	480,000	505,159
AbbVie, Inc.,
1.800%, 05/14/2018	9,450,000	9,461,926
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,018,216
2.483%, 03/12/2020 ∞ f	1,000,000	1,022,272
3.000%, 03/12/2020 f	3,900,000	3,982,754
Alibaba Group Holding Ltd.,
1.720%, 11/28/2017 ∞ f	2,500,000	2,498,525
Amgen, Inc.,
5.700%, 02/01/2019	10,000,000	10,600,540
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,970,000	3,275,646
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019	11,425,000	11,450,558
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, 01/15/2019	6,000,000	6,523,272
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,182,409
2.300%, 03/11/2019	9,682,000	9,739,424
2.226%, 06/30/2020 ∞	4,000,000	4,052,340
2.800%, 02/17/2021	4,025,000	4,067,701
Baxalta, Inc.:
2.000%, 06/22/2018	9,200,000	9,214,849
2.067%, 06/22/2018 ∞	3,500,000	3,517,314
Becton Dickinson and Co.,
2.404%, 06/05/2020	10,350,000	10,366,715
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	9,938,395
Boston Scientific Corp.,
2.650%, 10/01/2018	7,077,000	7,141,974
BP Capital Markets PLC:
1.695%, 05/10/2018 ∞ f	1,575,000	1,580,670
1.926%, 09/26/2018 ∞ f	7,085,000	7,129,196
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020 (Acquired 01/11/2017, Cost $21,950,280) *	22,000,000	22,031,966
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	10,255,000	11,469,438
3.500%, 11/24/2020	1,050,000	1,076,471
Cardinal Health, Inc.,
1.948%, 06/14/2019	14,700,000	14,714,597
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,525,110
Cenovus Energy, Inc.,
5.700%, 10/15/2019 f	20,000,000	21,107,800
CF Industries, Inc.,
6.875%, 05/01/2018	19,412,000	20,164,215
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.579%, 07/23/2020	3,000,000	3,100,125
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.920%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) ∞ *	5,050,000	5,096,278
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	4,000,000	4,019,926
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	7,000,000	7,032,116
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $9,324,111) *	9,000,000	9,331,776
9.375%, 01/15/2019 (Acquired 02/10/2015 through 01/07/2016, Cost $984,427) *	899,000	990,193
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,663,770
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,846,709
2.125%, 06/01/2021	5,000,000	4,939,040
Daimler Finance North America LLC:
1.510%, 08/01/2017 (Acquired 07/24/2014 through 11/10/2015, Cost $2,699,764) ∞ *	2,700,000	2,700,364
1.882%, 08/03/2017 (Acquired 08/09/2016, Cost $6,001,557) ∞ *	6,000,000	6,002,088
1.630%, 03/02/2018 (Acquired 08/05/2015, Cost $748,303) ∞ *	750,000	751,124
2.030%, 08/01/2018 (Acquired 11/14/2014, Cost $2,007,344) ∞ *	2,000,000	2,012,108
1.500%, 07/05/2019 (Acquired 09/30/2016, Cost $5,676,288) *	5,700,000	5,645,725
2.200%, 05/05/2020 (Acquired 05/02/2017, Cost $4,993,350) *	5,000,000	4,999,965
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	399,500
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	3,900,000	4,106,938
1.738%, 01/17/2020 (Acquired 01/09/2017, Cost $8,000,000) ∞ * f	8,000,000	8,021,984
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 05/17/2016 through 01/03/2017, Cost $19,163,165) *	19,135,000	19,582,300
4.420%, 06/15/2021 (Acquired 04/06/2017, Cost $2,088,344) *	2,000,000	2,108,436
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	16,550,787
DXC Technology Co.,
2.875%, 03/27/2020 (Acquired 03/13/2017 through 06/21/2017, Cost $22,467,797) *	22,344,000	22,624,931
Eaton Corp.,
1.500%, 11/02/2017	5,000,000	5,000,980
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,312,073
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	5,000,000	5,027,135
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,988,243
Energy Transfer Partners LP:
2.500%, 06/15/2018	4,000,000	4,019,620
9.700%, 03/15/2019	6,994,000	7,832,846
4.150%, 10/01/2020	8,500,000	8,828,151
Enterprise Products Operating LLC:
Class L, 6.300%, 09/15/2017	1,220,000	1,230,631
6.650%, 04/15/2018	5,000,000	5,182,360
1.650%, 05/07/2018	2,000,000	1,998,324
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015 through 10/26/2016, Cost $19,118,635) *	19,000,000	19,029,526
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,164,148
3.300%, 02/25/2021	5,000,000	5,149,545
Exxon Mobil Corp.,
1.708%, 03/01/2019	8,000,000	8,017,528
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,290,976	1,352,297
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $166,350) *	165,893	166,927
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,015,408
Fidelity National Information Services, Inc.:
2.000%, 04/15/2018	2,295,000	2,298,160
2.850%, 10/15/2018	11,640,000	11,777,317
3.625%, 10/15/2020	3,000,000	3,142,629
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,541,237
FMC Corp.,
5.200%, 12/15/2019	4,496,000	4,790,034
Ford Motor Credit Co. LLC:
6.625%, 08/15/2017	9,100,000	9,149,859
1.724%, 12/06/2017	1,250,000	1,250,087
2.021%, 05/03/2019	7,000,000	6,989,150
1.897%, 08/12/2019	10,000,000	9,923,500
2.681%, 01/09/2020	5,000,000	5,033,590
2.425%, 06/12/2020	4,505,000	4,503,554
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 09/29/2014 through 04/29/2015, Cost $2,615,736) *	2,562,000	2,642,134
Fortive Corp.,
1.800%, 06/15/2019	4,650,000	4,616,669
Freeport-McMoRan, Inc.,
2.300%, 11/14/2017	11,469,000	11,440,328
General Motors Financial Co., Inc.:
2.625%, 07/10/2017	11,613,000	11,614,161
3.100%, 01/15/2019	2,825,000	2,863,604
2.400%, 05/09/2019	4,000,000	4,010,700
2.650%, 04/13/2020	3,425,000	3,440,923
4.200%, 03/01/2021	1,215,000	1,274,372
Georgia-Pacific LLC:
2.539%, 11/15/2019 (Acquired 02/23/2016 through 02/23/2016, Cost $8,741,051) *	8,750,000	8,829,756
5.400%, 11/01/2020 (Acquired 03/12/2015 through 11/08/2016, Cost $10,927,277) *	9,968,000	10,904,683
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,072,060
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	601,786
2.518%, 01/15/2019 (Acquired 06/17/2014 through 05/24/2016, Cost $5,207,932) ∞ *	5,200,000	5,232,656
3.125%, 04/29/2019 (Acquired 01/04/2016, Cost $4,639,767) *	5,154,000	5,221,930
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (Acquired 06/13/2017, Cost $1,927,906) * f	1,800,000	1,923,287
Harris Corp.:
1.999%, 04/27/2018	17,030,000	17,053,263
2.700%, 04/27/2020	1,000,000	1,010,355
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	7,000,000	7,059,892
3.226%, 10/05/2018 ∞	9,000,000	9,171,405
HP, Inc.:
2.098%, 01/14/2019 ∞	5,700,000	5,724,197
4.375%, 09/15/2021	3,000,000	3,197,427
4.650%, 12/09/2021	1,417,000	1,529,317
Husky Energy, Inc.,
6.200%, 09/15/2017 f	2,615,000	2,638,140
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	4,988,055
Hyundai Capital America:
2.400%, 10/30/2018 (Acquired 10/27/2015, Cost $8,124,025) *	8,125,000	8,141,981
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $2,997,930) *	3,000,000	3,009,231
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $4,993,900) *	5,000,000	4,924,060
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 06/04/2014 through 10/01/2015, Cost $5,066,415) * f	5,050,000	5,066,382
1.625%, 08/30/2019 (Acquired 03/10/2017, Cost $1,429,607) * f	1,455,000	1,427,297
Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,751,000	8,179,902
2.875%, 01/15/2019	10,153,000	10,301,051
Ingredion, Inc.,
1.800%, 09/25/2017	10,100,000	10,106,030
The JM Smucker Co.:
1.750%, 03/15/2018	2,550,000	2,551,249
2.500%, 03/15/2020	2,725,000	2,753,321
Keysight Technologies, Inc.,
3.300%, 10/30/2019	20,625,000	21,008,625
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	2,692,000	2,969,540
6.500%, 04/01/2020	9,320,000	10,253,286
Kinder Morgan, Inc./DE:
2.000%, 12/01/2017	3,000,000	3,001,620
7.250%, 06/01/2018	1,710,000	1,790,004
Kraft Heinz Foods Co.:
2.000%, 07/02/2018	10,000,000	10,025,320
5.375%, 02/10/2020	2,250,000	2,425,005
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	2,050,000	2,066,291
2.625%, 02/01/2020	2,000,000	2,016,470
LyondellBasell Industries NV,
5.000%, 04/15/2019 f	2,260,000	2,362,697
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	7,879,124
Marathon Petroleum Corp.,
2.700%, 12/14/2018	14,100,000	14,207,555
Martin Marietta Materials, Inc.,
1.822%, 05/22/2020 ∞	5,400,000	5,415,050
Masco Corp.:
7.125%, 03/15/2020	40,000	44,843
3.500%, 04/01/2021	3,881,000	3,985,670
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,553,447
Medtronic, Inc.,
2.046%, 03/15/2020 ∞	2,250,000	2,286,680
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 01/05/2016, Cost $2,264,888) *	2,300,000	2,316,562
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (Acquired 10/19/2016, Cost $9,728,940) * f	9,750,000	9,658,399
Mondelez International, Inc.,
1.690%, 02/01/2019 ∞	9,337,000	9,373,321
Murphy Oil Corp.,
3.500%, 12/01/2017	9,756,000	9,767,122
Mylan NV:
3.000%, 12/15/2018 f	14,095,000	14,285,254
2.500%, 06/07/2019 f	7,000,000	7,055,930
Mylan, Inc.,
2.600%, 06/24/2018	1,150,000	1,158,260
National Oilwell Varco, Inc.,
1.350%, 12/01/2017	5,600,000	5,592,474
Newell Brands, Inc.,
2.600%, 03/29/2019	798,000	805,781
Nissan Motor Acceptance Corp.,
2.650%, 09/26/2018 (Acquired 07/29/2014 through 10/08/2015, Cost $4,795,639) *	4,760,000	4,808,228
Noble Holding International Ltd.,
5.750%, 03/16/2018 ∞ f	1,848,000	1,859,199
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,412,624
ONEOK Partners LP:
2.000%, 10/01/2017	2,858,000	2,859,129
8.625%, 03/01/2019	1,500,000	1,650,049
Pentair Finance SA:
1.875%, 09/15/2017 f	6,000,000	6,002,352
2.900%, 09/15/2018 f	6,409,000	6,475,173
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 f	1,896,000	1,958,716
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 02/15/2017 through 04/29/2015, Cost $20,190,090) * f	20,050,000	18,849,967
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	2,006,926
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,000,000	1,040,054
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	13,500,000	14,526,378
Republic Services, Inc.:
3.800%, 05/15/2018	15,490,000	15,763,739
5.500%, 09/15/2019	6,446,000	6,920,445
Rogers Communications, Inc.,
6.800%, 08/15/2018 f	3,233,000	3,410,482
Rohm and Haas Co.,
6.000%, 09/15/2017	1,871,000	1,887,233
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	3,982,187
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021 ∞	10,000,000	10,886,730
Sherwin-Williams Co/The,
2.250%, 05/15/2020	6,200,000	6,213,869
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 f	9,775,000	9,729,615
Smithfield Foods, Inc.,
2.700%, 01/31/2020 (Acquired 01/25/2017, Cost $6,996,990) *	7,000,000	7,036,906
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 05/04/2016, Cost $7,186,290) *	7,000,000	7,223,020
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,267,250
Talisman Energy, Inc.,
7.750%, 06/01/2019 f	11,114,000	12,157,249
Telefonica Emisiones SAU,
6.221%, 07/03/2017 f	1,344,000	1,344,000
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	4,791,567
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019 f	7,000,000	6,937,371
2.200%, 07/21/2021 f	15,654,000	15,366,890
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $3,738,154) *	3,705,000	3,733,829
Thomson Reuters Corp.,
1.650%, 09/29/2017 f	7,000,000	7,001,582
Time Warner Cable LLC:
6.750%, 07/01/2018	6,000,000	6,277,248
8.750%, 02/14/2019	4,395,000	4,834,096
8.250%, 04/01/2019	2,564,000	2,828,484
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	7,952,263
Time Warner, Inc.,
4.875%, 03/15/2020	3,225,000	3,447,122
Total Capital International SA:
1.755%, 08/10/2018 ∞ f	4,350,000	4,372,720
1.617%, 06/19/2019 ∞ f	7,700,000	7,722,576
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	4,000,000	4,005,356
3.125%, 01/15/2019 f	6,800,000	6,919,932
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 08/05/2014 through 11/03/2015, Cost $15,871,380) * f	15,919,000	15,886,888
TTX Co.,
2.250%, 02/01/2019 (Acquired 01/12/2016, Cost $7,440,390) *	7,450,000	7,454,098
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	870,188
Vale Overseas Ltd.:
4.625%, 09/15/2020 f	5,000,000	5,172,200
5.875%, 06/10/2021 f	5,000,000	5,367,500
Valero Energy Corp.,
9.375%, 03/15/2019	10,349,000	11,581,235
Verisk Analytics, Inc.:
4.875%, 01/15/2019	19,150,000	19,940,838
5.800%, 05/01/2021	4,949,000	5,502,575
Verizon Communications, Inc.,
2.946%, 03/15/2022 (Acquired 09/11/2013 through 12/09/2014, Cost $14,253,335) *	14,494,000	14,594,704
Vodafone Group PLC,
1.250%, 09/26/2017 f	10,000,000	9,990,100
Volkswagen Group of America Finance LLC,
1.612%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) ∞ *	4,500,000	4,503,074
Vulcan Materials Co.,
1.846%, 06/15/2020 ∞	6,550,000	6,549,568
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,440,018
Walgreens Boots Alliance, Inc.,
1.750%, 11/17/2017	1,150,000	1,150,718
Westlake Chemical Corp.,
4.625%, 02/15/2021	11,000,000	11,385,000
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $546,191) * f	500,000	549,597
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	11,610,000	11,715,848
Zoetis, Inc.:
1.875%, 02/01/2018	11,000,000	11,006,677
3.450%, 11/13/2020	7,932,000	8,203,116
		1,298,373,798	28.3%
Utilities
Commonwealth Edison Co.,
6.150%, 09/15/2017	100,000	100,905
Dominion Resources, Inc./VA:
6.400%, 06/15/2018	3,550,000	3,704,673
2.962%, 07/01/2019	4,000,000	4,059,812
2.500%, 12/01/2019	9,500,000	9,573,977
ENEL Finance International NV,
5.125%, 10/07/2019 (Acquired 04/13/2017, Cost $13,942,095) * f	13,116,000	13,955,608
Exelon Corp.,
2.850%, 06/15/2020	2,275,000	2,311,241
Exelon Generation Co LLC:
2.950%, 01/15/2020	7,500,000	7,615,672
4.000%, 10/01/2020 (100.00, 07/01/2020)	8,300,000	8,659,880
Great Plains Energy, Inc.,
2.500%, 03/09/2020	10,000,000	10,093,320
Iberdrola Finance Ireland Ltd,
5.000%, 09/11/2019 (Acquired 05/19/2017, Cost $2,543,465) * f	2,400,000	2,541,782
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,195,528
NextEra Energy Capital Holdings, Inc.:
Class F, 2.056%, 09/01/2017	9,335,000	9,339,360
1.649%, 09/01/2018	6,575,000	6,555,130
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 09/16/2015, Cost $9,961,894) *	8,787,960	9,943,454
Pacific Gas & Electric Co.,
8.250%, 10/15/2018	8,320,000	8,990,118
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,505,797
Sempra Energy,
9.800%, 02/15/2019	2,575,000	2,888,048
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,731,589
2.750%, 06/15/2020	11,000,000	11,127,963
Southern Power Co.,
Class D, 1.950%, 12/15/2019	4,600,000	4,582,846
		123,476,703	2.7%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,153,981) * f	1,150,000	1,158,980
2.100%, 01/18/2019 (Acquired 04/04/2017, Cost $18,001,080) * f	18,000,000	18,028,134
1.800%, 09/20/2019 (Acquired 09/13/2016, Cost $4,743,635) * f	4,750,000	4,721,206
American Express Co.:
7.000%, 03/19/2018	2,661,000	2,759,909
1.762%, 05/22/2018 ∞	5,528,000	5,549,493
American Express Credit Corp.,
1.672%, 08/15/2019 ∞	2,000,000	2,010,408
American International Group, Inc.:
2.300%, 07/16/2019	1,400,000	1,407,427
3.375%, 08/15/2020	2,000,000	2,069,590
6.400%, 12/15/2020	10,000,000	11,315,970
ANZ New Zealand (Int'l) Ltd./London:
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * f	3,350,000	3,375,460
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $2,997,510) * f	3,000,000	3,044,595
Australia & New Zealand Banking Group Ltd./New York NY:
1.875%, 10/06/2017 f	750,000	750,820
2.250%, 06/13/2019 f	1,000,000	1,007,264
Bank of America Corp.:
5.750%, 12/01/2017	5,000,000	5,084,615
Class L, 2.600%, 01/15/2019	5,750,000	5,804,148
5.625%, 07/01/2020	2,000,000	2,190,212
2.625%, 10/19/2020	10,000,000	10,100,830
5.875%, 01/05/2021	10,000,000	11,114,360
Bank of Montreal:
1.755%, 04/09/2018 ∞ f	1,325,000	1,329,775
1.800%, 07/31/2018 f	5,000,000	5,007,585
1.900%, 08/27/2021 f	10,000,000	9,813,350
The Bank of New York Mellon Corp.,
1.730%, 08/01/2018 ∞	1,000,000	1,005,482
The Bank of Nova Scotia,
1.698%, 06/11/2018 ∞ f	3,500,000	3,510,315
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $6,298,173) * f	6,300,000	6,313,136
Banque Federative du Credit Mutuel SA:
2.000%, 04/12/2019 (Acquired 04/06/2016 through 10/21/2016, Cost $18,595,831) * f	18,600,000	18,597,954
2.750%, 10/15/2020 (Acquired 01/24/2017, Cost $2,209,986) * f	2,200,000	2,234,910
Barclays Bank PLC,
5.140%, 10/14/2020 f	3,000,000	3,210,858
Barclays PLC:
2.000%, 03/16/2018 f	4,000,000	4,004,068
2.750%, 11/08/2019 f	5,000,000	5,045,035
2.875%, 06/08/2020 f	3,000,000	3,029,715
3.250%, 01/12/2021 f	6,175,000	6,279,777
BB&T Corp.,
2.106%, 06/15/2018 ∞	4,150,000	4,175,091
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	7,788,758
7.250%, 02/01/2018	450,000	464,115
BNP Paribas SA:
2.375%, 09/14/2017 f	3,000,000	3,005,070
2.400%, 12/12/2018 f	1,600,000	1,613,552
2.375%, 05/21/2020 f	3,225,000	3,248,372
BNZ International Funding Ltd./London:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,701,170) * f	1,700,000	1,701,637
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,236,251) * f	7,250,000	7,283,647
BPCE SA:
2.500%, 12/10/2018 f	10,525,000	10,618,704
2.500%, 07/15/2019 f	1,000,000	1,008,380
3.000%, 05/22/2022 (Acquired 05/15/2017, Cost $9,938,000) * f	10,000,000	10,086,970
Caisse Centrale Desjardins:
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,004,578) * f	4,000,000	4,003,360
1.837%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) ∞ * f	10,000,000	10,030,450
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	20,000,000	19,810,780
Capital One Bank (USA) NA,
2.250%, 02/13/2019	1,500,000	1,504,023
Capital One Financial Corp.,
2.500%, 05/12/2020	10,400,000	10,445,053
Capital One NA/Mclean VA:
1.500%, 09/05/2017	5,000,000	5,000,445
1.851%, 02/05/2018 ∞	2,000,000	2,004,672
2.400%, 09/05/2019	5,300,000	5,318,884
1.850%, 09/13/2019	5,000,000	4,957,720
Citigroup, Inc.:
1.550%, 08/14/2017	2,400,000	2,400,187
1.700%, 04/27/2018	2,000,000	1,997,996
2.150%, 07/30/2018	3,975,000	3,987,498
2.050%, 12/07/2018	4,000,000	4,005,948
2.450%, 01/10/2020	14,825,000	14,914,128
Citizens Bank NA/Providence RI:
1.600%, 12/04/2017	14,300,000	14,295,381
2.500%, 03/14/2019	2,700,000	2,719,788
2.250%, 03/02/2020	5,000,000	4,995,320
2.200%, 05/26/2020	9,100,000	9,084,385
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	16,667,319
Comerica Bank:
5.200%, 08/22/2017	6,825,000	6,856,204
2.500%, 06/02/2020	7,000,000	7,015,260
Commonwealth Bank of Australia,
1.636%, 03/12/2018 (Acquired 11/09/2016, Cost $2,500,905) ∞ * f	2,500,000	2,504,525
Commonwealth Bank of Australia/New York NY:
2.500%, 09/20/2018 f	2,150,000	2,168,567
1.750%, 11/02/2018 f	15,000,000	15,012,045
2.050%, 03/15/2019 f	1,500,000	1,501,559
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,507,542
6.400%, 10/01/2017	2,000,000	2,020,488
2.750%, 09/29/2019	9,906,000	9,982,712
Cooperatieve Rabobank UA/NY,
2.750%, 01/10/2022 f	5,000,000	5,076,040
Credit Agricole SA/London,
2.625%, 10/03/2018 (Acquired 03/09/2017, Cost $10,053,943) * f	10,000,000	10,092,810
Credit Suisse,
2.750%, 03/26/2020 f	9,000,000	9,070,767
Credit Suisse AG/New York NY:
6.000%, 02/15/2018 f	8,440,000	8,653,574
1.700%, 04/27/2018 f	2,500,000	2,499,830
Deutsche Bank AG:
1.875%, 02/13/2018 f	3,000,000	2,999,127
2.608%, 01/18/2019 ∞ f	4,000,000	4,047,028
2.500%, 02/13/2019 f	8,000,000	8,029,768
2.950%, 08/20/2020 f	4,400,000	4,426,070
Deutsche Bank AG/London,
6.000%, 09/01/2017 f	3,467,000	3,489,875
Discover Bank/Greenwood DE:
2.000%, 02/21/2018	1,875,000	1,877,304
2.600%, 11/13/2018	8,000,000	8,068,216
8.700%, 11/18/2019	5,395,000	6,095,918
3.100%, 06/04/2020	8,735,000	8,901,341
Fifth Third Bancorp,
2.875%, 07/27/2020	5,000,000	5,103,900
First Horizon National Corp.,
3.500%, 12/15/2020	7,569,000	7,763,077
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	4,300,373
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,452,786
The Goldman Sachs Group, Inc.:
2.328%, 12/10/2017 ∞	1,000,000	996,916
5.950%, 01/18/2018	1,045,000	1,068,353
6.150%, 04/01/2018	4,775,000	4,928,230
2.900%, 07/19/2018	1,000,000	1,011,358
7.500%, 02/15/2019	3,000,000	3,254,109
2.173%, 10/23/2019 ∞	2,751,000	2,785,440
2.300%, 12/13/2019	12,000,000	12,032,772
3.000%, 04/26/2022	5,000,000	5,038,415
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $7,814,671) *	7,825,000	7,710,896
The Hartford Financial Services Group, Inc.:
6.300%, 03/15/2018	1,825,000	1,881,883
6.000%, 01/15/2019	455,000	482,202
5.500%, 03/30/2020	1,947,000	2,115,711
HSBC Bank USA NA:
6.000%, 08/09/2017	925,000	928,793
4.875%, 08/24/2020	10,000,000	10,755,180
HSBC Finance Corp.,
6.676%, 01/15/2021	3,221,000	3,629,951
HSBC USA, Inc.:
2.176%, 09/24/2018 ∞	1,000,000	1,006,851
1.792%, 11/13/2019 ∞	9,750,000	9,761,466
Humana, Inc.,
7.200%, 06/15/2018	6,610,000	6,943,071
Huntington Bancshares Inc./OH:
2.600%, 08/02/2018	7,375,000	7,424,715
3.150%, 03/14/2021	1,335,000	1,361,331
The Huntington National Bank,
2.000%, 06/30/2018	12,990,000	13,036,140
ING Bank NV:
1.650%, 08/15/2019 (Acquired 08/08/2016, Cost $9,989,800) * f	10,000,000	9,901,550
2.500%, 10/01/2019 (Acquired 04/18/2016, Cost $9,060,332) * f	8,961,000	9,021,989
Jackson National Life Global Funding,
2.200%, 01/30/2020 (Acquired 01/24/2017, Cost $24,098,463) *	24,125,000	24,131,972
Jefferies Group LLC:
5.125%, 04/13/2018	4,836,000	4,960,358
6.875%, 04/15/2021	1,565,000	1,781,303
JPMorgan Chase & Co.:
1.706%, 04/25/2018 ∞	3,500,000	3,511,683
Class 1, 1.802%, 01/28/2019 ∞	750,000	754,691
6.300%, 04/23/2019	5,000,000	5,381,345
2.250%, 01/23/2020	8,100,000	8,125,126
KEB Hana Bank,
1.750%, 10/18/2019 (Acquired 10/11/2016, Cost $17,942,040) * f	18,000,000	17,722,620
KeyBank NA/Cleveland OH:
2.350%, 03/08/2019	6,500,000	6,542,185
1.600%, 08/22/2019	3,000,000	2,977,770
2.500%, 12/15/2019	5,325,000	5,378,101
Kookmin Bank:
1.625%, 07/14/2017 f	6,000,000	5,999,380
1.625%, 08/01/2019 (Acquired 07/25/2016, Cost $7,976,960) * f	8,000,000	7,875,200
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 02/17/2016, Cost $16,370,178) * f	16,435,000	16,478,849
Lloyds Bank PLC:
1.750%, 05/14/2018 f	5,825,000	5,833,004
2.000%, 08/17/2018 f	4,500,000	4,507,713
2.050%, 01/22/2019 f	4,000,000	4,008,380
Macquarie Bank Ltd.:
1.797%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) ∞ * f	5,000,000	5,008,410
2.400%, 01/21/2020 (Acquired 11/22/2016 through 02/28/2017, Cost $12,985,028) * f	13,000,000	13,022,243
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,759,112) * f	2,750,000	2,758,676
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,000,000	1,020,346
2.437%, 12/28/2020 ∞	282,000	282,533
Marsh & McLennan Cos, Inc.,
2.750%, 01/30/2022	7,000,000	7,068,383
Mizuho Bank Ltd.:
1.746%, 09/25/2017 (Acquired 03/30/2016, Cost $2,997,472) ∞ * f	3,000,000	3,002,190
1.936%, 03/26/2018 (Acquired 06/21/2016, Cost $1,248,700) ∞ * f	1,250,000	1,253,741
2.346%, 10/20/2018 (Acquired 10/13/2015, Cost $2,500,000) ∞ * f	2,500,000	2,525,783
2.450%, 04/16/2019 (Acquired 09/09/2016, Cost $2,424,244) * f	2,400,000	2,412,818
Morgan Stanley:
2.036%, 01/05/2018 ∞	1,500,000	1,504,343
6.625%, 04/01/2018	2,000,000	2,071,020
2.003%, 01/24/2019 ∞	4,750,000	4,784,019
7.300%, 05/13/2019	15,125,000	16,535,633
2.310%, 01/27/2020 ∞	4,000,000	4,060,524
National Australia Bank Ltd/New York,
2.250%, 01/10/2020 f	24,600,000	24,675,473
National Bank of Canada:
2.082%, 12/14/2018 ∞ f	1,000,000	1,008,984
2.150%, 06/12/2020 f	23,525,000	23,476,186
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015 through 02/16/2017, Cost $9,693,838) * f	9,700,000	9,736,006
6.250%, 02/25/2020 (Acquired 02/08/2017, Cost $5,503,681) * f	5,000,000	5,505,600
New York Life Global Funding,
1.550%, 11/02/2018 (Acquired 10/27/2015, Cost $9,486,415) *	9,500,000	9,483,565
Nomura Holdings, Inc.,
2.750%, 03/19/2019 f	5,313,000	5,366,167
Nordea Bank AB,
1.916%, 09/30/2019 (Acquired 09/22/2016, Cost $2,400,000) ∞ * f	2,400,000	2,415,542
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,283,469
Pricoa Global Funding I,
1.450%, 09/13/2019 (Acquired 09/06/2016, Cost $11,998,920) *	12,000,000	11,841,984
Principal Life Global Funding II:
1.500%, 04/18/2019 (Acquired 04/11/2016, Cost $2,990,640) *	3,000,000	2,972,328
2.150%, 01/10/2020 (Acquired 01/03/2017, Cost $19,073,451) *	19,100,000	19,121,640
Protective Life Global Funding,
1.555%, 09/13/2019 (Acquired 09/07/2016, Cost $18,000,000) *	18,000,000	17,735,886
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,715,855
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	10,034,000	10,504,314
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (Acquired 10/13/2015 through 06/09/2016, Cost $13,013,107) *	13,000,000	13,027,950
2.500%, 04/24/2019 (Acquired 03/28/2017, Cost $2,314,686) *	2,300,000	2,315,307
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	6,009,876
Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,450,592
Santander Bank NA,
8.750%, 05/30/2018	3,478,000	3,686,610
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,000,000	5,036,915
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 f	3,500,000	3,553,116
Santander UK PLC,
2.500%, 03/14/2019 f	10,000,000	10,080,950
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 08/05/2015, Cost $5,021,290) * f	5,000,000	5,039,295
2.375%, 03/25/2019 (Acquired 08/23/2016, Cost $962,722) * f	950,000	955,820
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,737,543
Societe Generale SA:
2.379%, 10/01/2018 ∞ f	6,000,000	6,040,254
2.625%, 10/01/2018 f	5,700,000	5,758,801
Standard Chartered PLC:
1.559%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) ∞ * f	10,000,000	9,998,420
1.798%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) ∞ * f	2,000,000	1,997,740
2.100%, 08/19/2019 (Acquired 08/16/2016, Cost $4,492,080) * f	4,500,000	4,483,458
2.400%, 09/08/2019 (Acquired 09/03/2014 through 10/12/2016, Cost $4,232,068) * f	4,225,000	4,229,153
Sumitomo Mitsui Banking Corp.:
1.738%, 01/16/2018 ∞ f	2,885,000	2,891,783
1.950%, 07/23/2018 f	3,500,000	3,509,247
1.762%, 10/19/2018 f	5,000,000	4,993,050
2.098%, 01/18/2019 ∞ f	1,000,000	1,008,267
2.450%, 01/16/2020 f	4,500,000	4,527,832
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019 (Acquired 02/27/2017, Cost $22,387,232) * f	22,400,000	22,399,843
SunTrust Bank/Atlanta GA,
7.250%, 03/15/2018	154,000	159,775
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	786,088
Svenska Handelsbanken AB:
1.625%, 03/21/2018 f	1,100,000	1,100,394
1.757%, 06/17/2019 ∞ f	2,000,000	2,008,892
2.229%, 10/01/2020 ∞ f	10,000,000	10,043,540
Swedbank AB,
2.125%, 09/29/2017 (Acquired 08/30/2016, Cost $3,006,284) * f	3,000,000	3,005,037
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	2,010,680
3.000%, 08/15/2019	13,350,000	13,538,208
2.700%, 02/03/2020	6,600,000	6,633,469
UBS AG/Stamford CT:
1.800%, 03/26/2018 f	8,825,000	8,839,182
5.750%, 04/25/2018 f	3,351,000	3,457,840
UBS Group Funding Jersey Ltd.:
2.736%, 09/24/2020 (Acquired 09/21/2015, Cost $2,000,000) ∞ * f	2,000,000	2,036,584
3.000%, 04/15/2021 (Acquired 03/29/2016, Cost $2,997,750) * f	3,000,000	3,046,011
UBS Group Funding Switzerland AG,
2.950%, 09/24/2020 (Acquired 05/11/2017, Cost $7,682,487) * f	7,600,000	7,763,909
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	2,625,000	2,695,040
Voya Financial, Inc.,
2.900%, 02/15/2018	17,494,000	17,612,329
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	7,057,848
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $4,982,850) *	5,000,000	5,088,320
Wells Fargo & Co.:
Class N, 1.852%, 01/30/2020 ∞	1,975,000	1,987,855
2.500%, 03/04/2021	3,900,000	3,913,490
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,005,352
1.650%, 05/13/2019 f	4,650,000	4,625,136
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	6,800,000	7,501,862
		1,247,379,046	27.2%
Total Corporate Bonds		2,669,229,547	58.2%
Taxable Municipal Bonds
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,323,873
City of Pittsburg CA,
5.864%, 07/01/2021	2,290,000	2,429,690
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/21/2017)	4,045,000	4,045,526
Cook County School District No. 144 Prairie Hills:
2.000%, 12/01/2017	810,000	812,495
2.000%, 12/01/2017	120,000	119,988
2.500%, 12/01/2018	745,000	747,183
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,676,255
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	9,560,000	9,840,012
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2017)	175,000	175,025
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,960,529
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
2.250%, 07/01/2046 (Callable 07/01/2017) ∞	11,100,000	11,100,000
New Hampshire Housing Finance Authority:
1.650%, 07/01/2017	710,000	710,000
4.000%, 07/01/2036 (Callable 07/10/2024)	8,835,000	9,064,533
New Jersey Economic Development Authority,
2.421%, 06/15/2018	10,000,000	9,965,800
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,385,000	2,596,764
5.976%, 03/01/2024	4,270,000	4,576,842
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,676,926
Public Finance Authority,
2.625%, 11/01/2019 (Callable 05/01/2018)	4,500,000	4,477,590
Rhode Island Housing & Mortgage Finance Corp./RI,
3.000%, 10/01/2034 (Callable 10/01/2022)	5,800,000	5,788,052
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	3,485,000	3,540,690
Schenectady Metroplex Development Authority/NY,
2.232%, 08/01/2017	200,000	200,036
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	11,111,774	10,990,989
State of Illinois,
4.350%, 06/01/2018	402,000	403,057
Tulsa Airports Improvement Trust,
3.042%, 06/01/2018	100,000	101,110
		99,322,965	2.2%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 1.366%, 09/25/2036 ∞	2,217,816	2,215,120
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 1.406%, 02/25/2036 ∞	4,468,376	4,457,834
Series 2006-OP1, Class A2C, 1.366%, 04/25/2036 ∞	4,235,135	4,181,331
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 1.486%, 12/25/2035 ∞	1,498,798	1,495,869
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	414,303	420,922
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	129,645	129,646
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	159,322	160,295
Series 2004-8CB, Class A, 1.486%, 06/25/2034 ∞	6,244,393	6,206,393
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	84,370	82,887
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	747,606	639,830
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 1.556%, 11/25/2035 ∞	7,908,574	7,824,873
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 1.431%, 01/25/2036 ∞	11,425,002	11,278,471
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.619%, 03/25/2034 ∞	1,858,768	1,874,296
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 1.426%, 01/25/2036 ∞	3,060,537	3,044,044
Series 2006-OPT1, Class A3, 1.396%, 02/25/2036 ∞	2,820,462	2,800,154
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 1.516%, 06/25/2036 ∞	8,358,844	8,293,160
Series 2006-13, Class 1AF3, 4.488%, 01/25/2037 ∞ §	683,856	1,196,897
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.896%, 12/25/2035	121,284	120,856
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 3AV, 1.446%, 05/25/2036 ∞	3,590,093	3,569,567
Series 2006-9, Class 1AF3, 4.606%, 10/25/2046 ∞ §	810,027	722,386
First Franklin Mortgage Loan Trust,
Series 2005-FF12, Class A2B, 1.476%, 11/25/2036 ∞	1,516,189	1,514,861
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 1.936%, 10/25/2035 ∞	2,214,105	2,213,719
GSAA Trust:
Series 2005-8, Class A4, 1.486%, 06/25/2035 ∞	7,941,162	7,915,374
Series 2005-6, Class A3, 1.586%, 06/25/2035 ∞	1,570,008	1,569,011
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 1.386%, 08/25/2036 ∞	231,685	231,608
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.346%, 07/25/2036 ∞	5,864,902	5,798,757
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.411%, 07/25/2035 ∞	1,044,772	1,041,666
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M1, 1.921%, 08/25/2035 ∞	3,528,426	3,537,377
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	1,106,392	1,105,589
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	690,816	691,686
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	4,490,693	4,694,986
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 1.446%, 02/25/2036 ∞	28,533	28,518
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.446%, 12/25/2035 ∞	5,992,612	5,931,643
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2, Class A3, 1.386%, 03/25/2036 ∞	2,216,180	2,205,159
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 1.426%, 12/25/2035 ∞	3,192,567	3,182,817
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.666%, 09/25/2035 ∞	5,130,012	5,126,950
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 1.876%, 08/25/2035 ∞	2,492,938	2,496,483
RAMP Series Trust:
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033 ∞	110,746	112,191
Series 2006-NC2, Class A2, 1.406%, 02/25/2036 ∞	1,722,175	1,717,118
Series 2006-RZ4, Class A2, 1.396%, 10/25/2036 ∞	1,465,009	1,460,905
RASC Series Trust:
Series 2005-AHL2, Class A3, 1.566%, 10/25/2035 ∞	6,129,029	6,100,147
Series 2006-KS1, Class A4, 1.516%, 02/25/2036 ∞	1,984,204	1,982,546
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,924,304	965,032
Saxon Asset Securities Trust 2006-2,
Series 2006-2, Class A3C, 1.366%, 09/25/2036 ∞	1,402,127	1,365,856
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.541%, 10/25/2035 (Acquired 03/13/2014, Cost $2,469,212) ∞ *	2,499,676	2,496,631
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.476%, 12/25/2035 ∞	758,035	756,128
Series 2006-2, Class A4, 1.486%, 03/25/2036 ∞	2,349,139	2,344,619
Specialty Underwriting & Residential Finance Trust:
Series 2005-BC4, Class A2C, 1.566%, 09/25/2036 ∞	134,271	134,266
Series 2006-BC1, Class A2D, 1.516%, 12/25/2036 ∞	7,700,207	7,667,046
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 2.216%, 10/25/2034 ∞	8,699,062	8,656,247
Structured Asset Securities Corp.:
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034	201,958	206,296
Series 2004-22, Class A2, 4.984%, 01/25/2035	4,857,266	5,056,244
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-BC3, Class 2A2, 1.356%, 05/25/2047 ∞	355,547	354,937
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.883%, 10/25/2043 ∞	8,041,032	8,116,072
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (Acquired 09/28/2016, Cost $2,652,543) ∞ *	2,612,931	2,632,784
Series 2015-4, Class A1, 3.500%, 04/25/2055 (Acquired 06/09/2016, Cost $5,765,309) ∞ *	5,626,857	5,757,404
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Acquired 12/07/2016 through 03/20/2017, Cost $13,218,399) ∞ *	13,238,621	13,252,104
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 02/07/2017, Cost $15,416,144) ∞ *	15,396,393	15,515,069
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	35,844	36,367
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	83,693	85,413
Series 2004-AR3, Class A1, 3.134%, 06/25/2034 ∞	6,482,438	6,569,489
		203,341,946	4.4%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corp. (FHLMC),
Series 5, Class B, 1.859%, 05/15/2019 ∞	91	91
FHLMC Multifamily Structured Pass Through Certificates,
Series K706, Class A2, 2.323%, 10/25/2018	5,604,546	5,649,195
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K701, Class A2, 3.882%, 11/25/2017 ∞	6,456,467	6,474,771
Series K006, Class A2, 4.251%, 01/25/2020	15,000,000	15,824,216
Series K-504, Class A2, 2.566%, 09/25/2020 ∞	10,300,000	10,491,762
		38,440,035	0.8%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,214,767
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	5,640,087	5,810,040
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,329,531
		29,354,338	0.6%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	18,450,000	18,509,686
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,792,884
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	13,848,771	13,854,716
California Republic Auto Receivables Trust 2017-1,
Series 2017-1, Class A3, 1.900%, 03/15/2021	12,500,000	12,492,566
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 1.990%, 05/15/2029 (Acquired 05/23/2017, Cost $16,324,136) *	16,325,000	16,300,610
Chrysler Capital Auto Receivables Trust,
Series 2013-BA, Class A4, 1.270%, 03/15/2019 (Acquired 11/12/2015 through 12/18/2015, Cost $74,907) *	75,077	75,062
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	23,225,000	23,250,668
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	9,740	10,065
Series 1998-3, Class A5, 6.220%, 03/01/2030	148,359	158,413
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	19,075,000	18,914,844
Ford Credit Auto Lease Trust 2017-A,
Series 2017-A, Class A3, 1.880%, 04/15/2020	10,000,000	10,010,836
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,928,558) *	17,894,000	18,058,201
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 01/06/2016 through 05/26/2017, Cost $16,549,229) *	16,392,000	16,550,638
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015 through 03/14/2016, Cost $12,566,749) *	12,592,000	12,641,765
Ford Credit Floorplan Master Owner Trust A,
Series 2016-1, Class A1, 1.760%, 02/15/2021	11,425,000	11,422,722
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	22,000,000	21,961,720
GM Financial Automobile Leasing Trust 2017-2,
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,400,490
Hyundai Auto Lease Securitization Trust 2017-A,
Series 2017-A, Class A3, 1.880%, 08/17/2020 (Acquired 01/10/2017, Cost $16,674,461) *	16,675,000	16,688,445
Hyundai Auto Lease Securitization Trust 2017-B,
Series 2017-B, Class A3, 1.970%, 07/15/2020 (Acquired 05/24/2017, Cost $12,847,703) *	12,850,000	12,862,991
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016, Cost $9,999,075) *	10,000,000	10,001,638
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3, 1.350%, 08/15/2019	18,800,000	18,751,998
MMAF Equipment Finance LLC 2017-A,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (Acquired 04/25/2017, Cost $5,624,659) *	5,625,000	5,629,980
Nissan Auto Lease Trust 2017-A,
Series 2017-A, Class A3, 1.910%, 04/15/2020	10,825,000	10,811,036
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 05/04/2016, Cost $4,135,702) *	4,148,050	4,153,443
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (Acquired 02/10/2017 through 03/31/2017, Cost $15,601,791) *	15,734,000	15,661,402
Sofi Consumer Loan Program 2017-3 LLC,
Series 2017-3, Class A, 2.770%, 05/25/2026 (Acquired 05/11/2017, Cost $9,774,831) *	9,774,833	9,825,076
SoFi Consumer Loan Program 2017-4 LLC,
Series 2017-4, Class A, 2.500%, 05/26/2026 (Acquired 6/27/2017, Cost $6,248,869) *	6,250,000	6,246,812
Synchrony Credit Card Master Note Trust:
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,312,023
Series 2016-3, Class A, 1.580%, 09/15/2022	15,670,000	15,562,624
TCF Auto Receivables Owner Trust 2016-1,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (Acquired 02/08/2017, Cost $14,361,238) *	14,404,000	14,326,880
Toyota Auto Receivables Owner Trust,
Series 2016-B, Class A3, 1.300%, 04/15/2020	7,000,000	6,980,395
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021 (Acquired 07/12/2016, Cost $16,247,263) *	16,250,000	16,169,613
Series 2016-2A, Class A, 1.680%, 05/20/2021 (Acquired 11/16/2016 through 02/02/2017, Cost $22,701,803) *	22,750,000	22,687,861
Verizon Owner Trust 2017-1,
Series 2017-1A, Class A, 2.060%, 09/20/2021 (Acquired 05/26/2017, Cost $5,133,839) *	5,100,000	5,118,451
World Omni Automobile Lease Securitization Trust 2017-A,
Series 2017-A, Class A3, 2.130%, 04/15/2020	14,775,000	14,836,433
		436,032,987	9.5%
Total Long-Term Investments (Cost $4,495,691,565)		4,501,642,192	98.1%
SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.89% ∞ «	162,214,090	162,214,090
Total Short-Term Investment (Cost $162,214,090)		162,214,090	3.5%
Total Investments (Cost $4,657,905,655)		4,663,856,282	101.6%
Liabilities in Excess of Other Assets		(75,314,862)	(1.6)%
TOTAL NET ASSETS		$4,588,541,420	100.0%
Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $1,000,899,357, which represents 21.81% of total net assets.

«	7-Day Yield.
§	Security in Default.
f	Foreign Security.

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 08/31/2019	$30,000,000	$30,137,100
2.625%, 08/15/2020	48,700,000	50,227,573
1.375%, 08/31/2020	217,250,000	215,722,515
1.750%, 03/31/2022	290,900,000	289,400,120
1.875%, 03/31/2022	22,000,000	22,012,892
2.500%, 05/15/2024	141,800,000	145,284,026
2.250%, 11/15/2025	188,000,000	188,043,992
2.000%, 11/15/2026	35,875,000	34,986,520
		975,814,738	36.4%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,056,764
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,247) * f	1,150,000	1,173,000
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,455,675
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 f	2,000,000	1,978,326
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,418,943
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	735,298
Electricite de France SA,
2.350%, 10/13/2020 (Acquired 10/07/2015, Cost $8,800,006) * f	8,875,000	8,909,479
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,194,342
KFW,
4.875%, 06/17/2019 f	3,250,000	3,454,822
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	390,968
Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,008,117
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,043,516) * f	1,050,000	1,043,102
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,859,350
Petroleos Mexicanos:
3.125%, 01/23/2019 f	2,000,000	2,014,000
5.500%, 01/21/2021 f	2,000,000	2,098,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,014,126
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $2,988,330) * f	3,000,000	2,962,179
2.750%, 05/03/2021 (Acquired 04/25/2016, Cost $4,990,750) * f	5,000,000	5,009,760
		51,776,251	2.0%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
3.700%, 10/15/2025	2,825,000	2,895,492
Abbott Laboratories,
3.400%, 11/30/2023	10,000,000	10,236,800
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,399,856
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,332,398
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,008,000	3,082,201
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	1,000,000	1,083,964
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,194,736) * f	2,000,000	2,237,500
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,576,498
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	1,984,260
AT&T, Inc.,
3.600%, 02/17/2023	9,000,000	9,211,140
Boardwalk Pipelines LP:
5.200%, 06/01/2018	2,500,000	2,562,925
5.950%, 06/01/2026	1,360,000	1,514,378
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,171,264
BP Capital Markets PLC:
4.750%, 03/10/2019 f	2,500,000	2,622,405
2.521%, 01/15/2020 f	2,650,000	2,686,907
3.245%, 05/06/2022 f	1,000,000	1,028,684
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
2.375%, 01/15/2020 (Acquired 01/11/2017, Cost $1,496,610) *	1,500,000	1,502,179
3.000%, 01/15/2022 (Acquired 01/11/2017, Cost $5,253,478) *	5,275,000	5,322,148
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	2,500,000	2,563,025
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,614,812
Cenovus Energy, Inc.,
5.700%, 10/15/2019 f	3,000,000	3,166,170
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.464%, 07/23/2022	7,150,000	7,618,082
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,141,863
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	3,550,000	3,567,684
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,489,409
2.350%, 01/15/2027	4,175,000	3,918,568
Constellation Brands, Inc.:
6.000%, 05/01/2022	2,250,000	2,568,001
2.700%, 05/09/2022	2,975,000	2,971,368
3.500%, 05/09/2027	3,475,000	3,471,737
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,592,465
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,533,926
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,395,382
4.000%, 12/05/2023	4,425,000	4,674,176
Cytec Industries, Inc.,
3.500%, 04/01/2023	2,000,000	2,005,410
Daimler Finance North America LLC:
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,310,414
2.200%, 05/05/2020 (Acquired 05/02/2017, Cost $4,993,350) *	5,000,000	4,999,965
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,747,814) *	1,600,000	1,788,000
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	2,850,000	3,001,224
6.000%, 07/08/2019 f	1,700,000	1,832,122
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016 through 10/07/2016, Cost $10,984,801) *	10,900,000	11,154,798
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,856,326
DXC Technology Co.,
4.250%, 04/15/2024 (Acquired 03/31/2017, Cost $1,723,166) *	1,700,000	1,758,869
Ecolab, Inc.:
1.450%, 12/08/2017	4,000,000	3,997,536
3.250%, 01/14/2023	5,000,000	5,157,940
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	2,500,000	2,513,567
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,751,688
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,151,990
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,025,902
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	5,045,085
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 06/30/2014 through 10/26/2016, Cost $6,664,868) *	6,650,000	6,660,334
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $4,818,342) *	4,825,000	4,805,956
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,616,122
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	802,111	840,211
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	4,400,000	4,571,987
3.875%, 06/05/2024	3,900,000	4,085,024
3.000%, 08/15/2026	2,000,000	1,936,632
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,867,182
3.500%, 10/01/2022	2,900,000	2,999,954
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,070,252
Ford Motor Credit Co. LLC:
1.724%, 12/06/2017	3,300,000	3,300,231
5.750%, 02/01/2021	2,000,000	2,200,686
3.336%, 03/18/2021	1,800,000	1,834,754
3.339%, 03/28/2022	2,000,000	2,029,466
Freeport-McMoRan, Inc.:
6.750%, 02/01/2022	1,649,000	1,706,715
3.550%, 03/01/2022	2,000,000	1,874,360
3.875%, 03/15/2023	1,100,000	1,023,000
General Electric Co.:
6.000%, 08/07/2019	774,000	841,186
5.500%, 01/08/2020	731,000	796,238
5.550%, 05/04/2020	816,000	896,381
General Motors Financial Co, Inc.,
3.150%, 06/30/2022	1,000,000	1,001,548
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,499,461
4.375%, 09/25/2021	5,325,000	5,612,907
3.450%, 01/14/2022	1,225,000	1,244,486
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 06/09/2016, Cost $7,454,323) *	6,797,000	7,435,707
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,360,722) *	4,400,000	4,413,099
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,465,220) *	1,500,000	1,539,135
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,022,356) *	1,000,000	1,045,400
4.000%, 03/27/2027 (Acquired 03/21/2017, Cost $4,678,506) *	4,725,000	4,648,913
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	3,087,112
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	410,470
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $5,719,131) * f	5,400,000	5,895,720
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	1,995,222
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $1,299,103) *	1,300,000	1,304,000
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $2,498,225) *	2,500,000	2,480,128
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $2,996,340) *	3,000,000	2,954,436
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,170,678) * f	6,150,000	6,169,951
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,417,617
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,072,910
Ingredion, Inc.,
1.800%, 09/25/2017	1,275,000	1,275,761
Johnson Controls International PLC,
4.250%, 03/01/2021 f	2,000,000	2,123,444
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,690,000	4,777,234
Kinder Morgan, Inc./DE:
5.625%, 11/15/2023 (Acquired 12/15/2016, Cost $1,080,421) *	1,000,000	1,106,449
7.800%, 08/01/2031	7,000,000	8,824,718
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	2,066,400
6.375%, 07/15/2028	6,629,000	7,989,695
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	496,803
LyondellBasell Industries NV,
6.000%, 11/15/2021 f	1,100,000	1,242,667
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	77,674
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,539,142
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,063,180) *	1,000,000	1,070,000
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,055,543
MPLX LP,
4.875%, 06/01/2025	10,192,000	10,807,576
Nabors Industries, Inc.,
6.150%, 02/15/2018	613,000	619,130
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,096,948
4.150%, 12/15/2021	450,000	474,158
ONEOK Partners LP,
3.375%, 10/01/2022	6,100,000	6,155,839
Pentair Finance SA,
2.900%, 09/15/2018 f	2,782,000	2,810,724
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,899,267) * f	6,880,000	6,468,218
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,980,512
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,274,066
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,190) * f	3,000,000	3,262,479
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,112,500
Republic Services, Inc.,
3.800%, 05/15/2018	4,000,000	4,070,688
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,062,500
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,489,807
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	8,730,000	9,757,015
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f §	1,675,000	950,563
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $4,499,460) *	4,500,000	4,526,703
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,018,728
Sherwin-Williams Co/The,
3.125%, 06/01/2024	4,000,000	4,020,264
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,160) *	4,000,000	4,127,440
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,694,126
2.500%, 07/15/2021	2,000,000	2,005,456
2.600%, 06/12/2022	150,000	150,680
TC PipeLines LP:
4.375%, 03/13/2025	4,500,000	4,689,473
3.900%, 05/25/2027	8,025,000	8,007,385
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	1,000,000	1,000,000
3.192%, 04/27/2018 f	1,000,000	1,010,572
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,666,944
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,090,104) *	2,073,000	2,089,130
Time Warner Cable LLC,
6.750%, 07/01/2018	2,000,000	2,092,416
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,423,031
4.750%, 03/29/2021	2,000,000	2,153,856
3.600%, 07/15/2025	4,000,000	3,990,908
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 f	200,000	248,191
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,293,343
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,259,750
Vale Overseas Ltd.:
4.375%, 01/11/2022 f	2,500,000	2,544,500
6.250%, 08/10/2026 f	3,460,000	3,732,475
Valero Energy Corp.:
9.375%, 03/15/2019	5,898,000	6,600,263
3.400%, 09/15/2026	4,500,000	4,402,080
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	6,775,801
4.150%, 03/15/2024	2,000,000	2,105,238
4.125%, 03/16/2027	3,000,000	3,098,337
Vodafone Group PLC,
1.250%, 09/26/2017 f	6,925,000	6,918,144
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,094,202
Wabtec Corp./DE:
4.375%, 08/15/2023	3,125,000	3,276,263
3.450%, 11/15/2026 (Acquired 10/31/2016, Cost $4,998,250) *	5,000,000	4,929,925
Walgreen Co.,
5.250%, 01/15/2019	605,000	633,567
Waste Management, Inc.,
3.125%, 03/01/2025	1,975,000	2,004,830
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,905,780
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,248,915
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,076,186
4.125%, 11/15/2020	1,625,000	1,698,603
4.300%, 03/04/2024	2,500,000	2,600,435
Zoetis, Inc.:
3.250%, 02/01/2023	7,150,000	7,327,928
4.500%, 11/13/2025	2,000,000	2,183,508
		537,937,025	20.2%
Utilities
FORTIS, Inc.,
2.100%, 10/04/2021 (Acquired 09/29/2016, Cost $4,987,250) * f	5,000,000	4,897,220
Great Plains Energy, Inc.,
3.150%, 04/01/2022	6,000,000	6,063,420
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,694,000	4,108,168
2.000%, 01/27/2020	3,000,000	3,008,232
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,543,563
PSEG Power LLC,
5.125%, 04/15/2020	220,000	235,476
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,388,306
RGS I&M Funding Corp.,
Class F, 9.820%, 06/07/2022	411,732	453,805
Southern Power Co.,
1.850%, 12/01/2017	2,050,000	2,051,800
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	4,030,314
		30,780,304	1.1%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,199,403) * f	1,200,000	1,209,371
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,666,075
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	3,993,060
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	2,973,298
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	103,560
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,583,530
4.125%, 02/15/2024	1,000,000	1,055,801
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	739,219
ANZ New Zealand (Int'l) Ltd./London:
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,149,676) * f	4,140,000	4,171,464
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $3,996,680) * f	4,000,000	4,059,460
2.125%, 07/28/2021 (Acquired 07/21/2016, Cost $899,190) * f	900,000	885,145
Banco Santander SA,
3.500%, 04/11/2022 f	4,400,000	4,503,299
Bank of America Corp.:
6.875%, 04/25/2018	1,000,000	1,040,629
2.625%, 10/19/2020	5,000,000	5,050,415
3.300%, 01/11/2023	3,350,000	3,415,988
4.000%, 04/01/2024	2,750,000	2,881,637
3.705%, 04/24/2028 ∞	5,000,000	5,036,625
The Bank of Nova Scotia,
4.500%, 12/16/2025 f	7,000,000	7,357,028
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,572,703
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $999,710) * f	1,000,000	1,002,085
2.300%, 03/10/2019 (Acquired 03/04/2014 through 11/24/2015, Cost $1,123,448) * f	1,125,000	1,128,143
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	3,004,233
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,500,000	2,428,695
Barclays PLC:
2.000%, 03/16/2018 f	2,600,000	2,602,644
3.250%, 01/12/2021 f	2,000,000	2,033,936
3.684%, 01/10/2023 f	7,000,000	7,182,406
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,519,286
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,466,714
7.250%, 02/01/2018	2,275,000	2,346,358
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,812,995
2.100%, 09/14/2021 (Acquired 09/06/2016, Cost $9,990,600) * f	10,000,000	9,785,630
BPCE SA:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,685,397) * f	3,500,000	3,894,450
4.000%, 04/15/2024 f	3,500,000	3,706,391
4.625%, 07/11/2024 (Acquired 01/20/2017, Cost $4,932,300) * f	5,000,000	5,182,400
Caisse Centrale Desjardins,
1.837%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) ∞ * f	8,000,000	8,024,360
Capital One Bank (USA) NA,
2.250%, 02/13/2019	3,500,000	3,509,387
Capital One NA/Mclean VA,
1.851%, 02/05/2018 ∞	2,000,000	2,004,672
Citigroup, Inc.:
1.700%, 04/27/2018	1,500,000	1,498,497
2.050%, 12/07/2018	5,700,000	5,708,476
3.750%, 06/16/2024	500,000	518,174
3.887%, 01/10/2028 ∞	9,000,000	9,146,376
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	8,000,000	8,068,208
2.550%, 05/13/2021	2,000,000	2,001,104
CNA Financial Corp.:
7.350%, 11/15/2019	2,395,000	2,676,381
5.750%, 08/15/2021	1,385,000	1,545,699
4.500%, 03/01/2026	5,000,000	5,364,150
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,382,357
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,465,445) * f	4,335,000	4,610,845
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	4,500,000	4,503,613
Compass Bank:
2.750%, 09/29/2019	8,000,000	8,061,952
3.875%, 04/10/2025	3,700,000	3,685,644
Cooperatieve Rabobank UA,
4.625%, 12/01/2023 f	3,400,000	3,663,959
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 f	8,175,000	8,223,388
Credit Agricole SA/London:
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * f	3,000,000	3,044,961
3.375%, 01/10/2022 (Acquired 05/02/2017, Cost $7,464,365) * f	7,400,000	7,597,906
Credit Suisse AG/New York NY,
5.300%, 08/13/2019 f	3,220,000	3,439,314
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 f	8,700,000	8,969,308
Deutsche Bank AG:
2.950%, 08/20/2020 f	3,000,000	3,017,775
3.125%, 01/13/2021 f	2,175,000	2,185,834
4.250%, 10/14/2021 f	7,000,000	7,340,781
Discover Bank/Greenwood DE,
2.600%, 11/13/2018	2,500,000	2,521,317
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	9,015,552
First Horizon National Corp.,
3.500%, 12/15/2020	11,496,000	11,790,769
First National Bank of Chicago Pass Through Trust,
Class 93-A, 8.080%, 01/05/2018	46,617	46,808
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,807,274
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,245,000
Goldman Sachs Group Inc/The,
3.691%, 06/05/2028 ∞	4,000,000	4,015,880
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	4,025,000	4,154,162
2.900%, 07/19/2018	1,000,000	1,011,358
7.500%, 02/15/2019	865,000	938,268
2.550%, 10/23/2019	2,000,000	2,021,826
2.350%, 11/15/2021	2,825,000	2,786,990
3.000%, 04/26/2022	5,000,000	5,038,415
3.500%, 01/23/2025	2,000,000	2,021,728
Great-West Life & Annuity Insurance Capital LP II,
3.718%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) ∞ *	1,800,000	1,786,500
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $3,994,720) *	4,000,000	3,941,672
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	555,029
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,009,614) *	2,000,000	2,066,206
HSBC Finance Corp.,
6.676%, 01/15/2021	4,709,000	5,306,873
HSBC Holdings PLC,
3.600%, 05/25/2023 f	2,500,000	2,583,527
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,520,549
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,100,778
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	1,500,000	1,529,586
2.300%, 01/14/2022	1,000,000	984,981
The Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,559,553
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,491,845
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,102,513) * f	2,000,000	2,188,760
5.800%, 09/25/2023 (Acquired 10/15/2015 through 05/02/2017, Cost $9,784,155) * f	8,865,000	10,010,278
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,500,000	4,585,127
Jackson National Life Global Funding,
3.250%, 01/30/2024 (Acquired 01/24/2017, Cost $9,992,500) *	10,000,000	10,132,530
Jefferies Group LLC:
6.875%, 04/15/2021	2,000,000	2,276,426
4.850%, 01/15/2027	1,425,000	1,489,511
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,786,230) *	2,325,000	2,771,230
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,899,428
2.295%, 08/15/2021	2,500,000	2,485,455
4.500%, 01/24/2022	3,000,000	3,248,547
2.383%, 10/24/2023 ∞	5,000,000	5,075,160
KeyBank NA/Cleveland OH,
3.400%, 05/20/2026	2,200,000	2,184,576
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,004,019) * f	4,000,000	4,012,332
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,007,171) * f	5,000,000	5,013,340
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,127,770
Lloyds Bank PLC:
2.050%, 01/22/2019 f	3,000,000	3,006,285
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,902,084) * f	2,900,000	3,154,927
Lloyds Banking Group PLC,
3.000%, 01/11/2022 f	7,000,000	7,069,132
Macquarie Bank Ltd,
6.625%, 04/07/2021 (Acquired 10/05/2016 through 06/08/2017, Cost $6,215,206) * f	5,482,000	6,177,836
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,500,210
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	1,001,711
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,375,000	2,553,491
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	1,009,678
MBIA Insurance Corp.,
12.418%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) ∞ *	500,000	240,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,321,776
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 f	3,000,000	2,956,500
2.998%, 02/22/2022 f	2,575,000	2,613,246
Mizuho Bank Ltd.,
2.150%, 10/20/2018 (Acquired 10/13/2015, Cost $4,497,390) * f	4,500,000	4,506,152
Morgan Stanley:
6.625%, 04/01/2018	1,700,000	1,760,367
7.300%, 05/13/2019	2,700,000	2,951,815
2.375%, 07/23/2019	1,000,000	1,006,926
2.553%, 10/24/2023 ∞	7,000,000	7,121,548
3.125%, 07/27/2026	4,525,000	4,399,418
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	231,774
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,011,136
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $863,863) *	828,000	908,084
Nomura Holdings, Inc.,
6.700%, 03/04/2020 f	1,000,000	1,107,694
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,088,752
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	1,994,364
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $6,981,380) *	7,000,000	6,899,158
Protective Life Corp.,
7.375%, 10/15/2019	2,050,000	2,282,523
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $2,997,360) *	3,000,000	3,022,302
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	936,925
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	2,475,000	2,591,008
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $4,994,250) *	5,000,000	5,056,220
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	4,679,812
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	2,000,000	2,014,766
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 f	2,325,000	2,360,284
Santander UK PLC:
3.050%, 08/23/2018 f	1,175,000	1,189,722
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,072,018
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,567,898
Societe Generale SA:
2.379%, 10/01/2018 ∞ f	2,000,000	2,013,418
2.625%, 10/01/2018 f	1,000,000	1,010,316
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $2,148,387) * f	2,150,000	2,155,878
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,327,946) * f	1,250,000	1,373,312
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,301) * f	3,150,000	3,356,013
Standard Chartered PLC:
1.798%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) ∞ * f	8,500,000	8,490,395
2.100%, 08/19/2019 (Acquired 08/16/2016 through 11/17/2016, Cost $3,191,284) * f	3,200,000	3,188,237
Stifel Financial Corp.,
4.250%, 07/18/2024	1,156,000	1,176,903
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,022,221
2.250%, 07/11/2019 f	2,000,000	2,008,714
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 f	6,200,000	6,173,997
Sumitomo Mitsui Trust Bank Ltd,
2.050%, 03/06/2019 (Acquired 02/27/2017, Cost $11,993,160) * f	12,000,000	11,999,916
SunTrust Bank/Atlanta GA:
5.450%, 12/01/2017	500,000	507,675
7.250%, 03/15/2018	1,506,000	1,562,475
3.300%, 05/15/2026	9,000,000	8,796,285
Svenska Handelsbanken AB:
2.500%, 01/25/2019 f	1,000,000	1,010,120
2.400%, 10/01/2020 f	5,000,000	5,032,730
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,382) * f	3,250,000	3,253,227
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,619,463
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $3,795,592) * f	3,800,000	3,845,000
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,135,625
4.250%, 08/15/2024	4,800,000	4,902,749
3.700%, 08/04/2026	3,000,000	2,895,147
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	1,125,000	1,174,744
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (Acquired 09/21/2015, Cost $6,214,355) * f	6,225,000	6,359,255
2.650%, 02/01/2022 (Acquired 01/20/2017, Cost $4,855,079) * f	5,000,000	4,989,385
3.491%, 05/23/2023 (Acquired 03/16/2017, Cost $999,980) * f	1,000,000	1,023,103
Voya Financial, Inc.:
2.900%, 02/15/2018	1,525,000	1,535,315
3.125%, 07/15/2024	3,000,000	2,962,506
3.650%, 06/15/2026	2,000,000	2,003,798
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,474,275) *	7,500,000	7,632,480
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,017,997
2.402%, 10/31/2023 ∞	5,000,000	5,088,755
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,250,687
4.875%, 11/19/2019 f	2,775,000	2,955,081
2.100%, 05/13/2021 f	5,000,000	4,954,245
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	3,250,000	3,585,449
		624,958,784	23.3%
Total Corporate Bonds		1,193,676,113	44.6%
Taxable Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	5,000,000	5,076,100
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,027,230
4.459%, 08/01/2019	1,340,000	1,407,147
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,556,035
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,649,625
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,190,840
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,688,550
Cook County School District No. 104 Summit,
6.125%, 12/01/2027 (Callable 12/01/2017)	1,535,000	1,557,826
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,496,839
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,172,779
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,118,680
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2017)	650,000	650,091
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,525,000	1,527,730
New Jersey Economic Development Authority:
2.5170%, 02/15/2019 <<<<	4,450,000	4,264,880
2.9443%, 02/15/2021 <<<<	3,000,000	2,674,650
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	295,000	302,042
3.000%, 01/01/2033 (Callable 01/01/2025)	5,060,000	5,054,889
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,466,198
Public Finance Authority:
2.625%, 11/01/2019 (Callable 05/01/2018)	3,000,000	2,985,060
2.820%, 03/01/2020 (Callable 09/01/2018)	2,000,000	1,998,980
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,980,000	1,965,823
Winnebago & Boone Counties School District No. 205 Rockford:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,243,230
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,700,374
		58,775,598	2.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	1,225	1,267
Series 1990-108, Class G, 7.000%, 09/25/2020	1,970	2,078
Series G-29, Class O, 8.500%, 09/25/2021	296	320
Series 1991-137, Class H, 7.000%, 10/25/2021	16,415	17,472
Series 1993-32, Class H, 6.000%, 03/25/2023	11,589	12,414
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	61,387	64,866
6.000%, 07/01/2028	5,436	6,170
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	567	586
Series 1395, Class G, 6.000%, 10/15/2022	5,401	5,763
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	70,508	78,402
		189,338	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 1.456%, 12/25/2035 ∞	2,835,437	2,818,683
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	149,092	149,092
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $147,480) * §	148,393	144,649
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	256,491	250,257
Series 2004-8CB, Class A, 1.486%, 06/25/2034 ∞	3,835,841	3,812,499
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	46,499	45,525
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	5,243	5,490
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.556%, 11/25/2035 ∞	1,517,232	1,501,175
Series 2005-W5, Class A1, 1.451%, 01/25/2036 ∞	8,764,202	8,404,060
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	146,209	147,608
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 §	7,189	6,904
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 §	135,924	128,807
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	317,550	294,031
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	3,234,028	3,445,410
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.932%, 07/25/2034 ∞	1,588,298	1,571,485
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 ∞	59,123	59,908
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028	3,921	3,548
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	3,376	3,470
Series 2006-13, Class 1AF3, 4.488%, 01/25/2037 ∞ §	102,784	179,894
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	238,340	243,017
§Series 2006-9, Class 1AF3, 4.606%, 10/25/2046 ∞ §	745,224	664,595
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027 ∞	1,274	1,255
Series 1999-2, Class A7F, 7.030%, 08/15/2030	269,340	311,847
GSAMP Trust,
Series 2005-WMC2, Class A1B, 1.526%, 11/25/2035 ∞	2,189,426	2,178,076
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 ∞	1,617	1,616
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	222,949	221,150
Series 2006-A1, Class 2A1, 3.359%, 03/25/2036 ∞ §	425,709	379,530
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.346%, 07/25/2036 ∞	2,815,153	2,783,403
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	92,410	92,569
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	21,607	21,677
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	27,659	27,979
MortgageIT Trust,
Series 2005-3, Class A1, 1.516%, 08/25/2035 ∞	6,752,864	6,418,679
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 1.446%, 12/25/2035 ∞	2,996,306	2,965,822
Series 2005-C, Class A2C, 1.466%, 12/25/2035 ∞	1,603,333	1,595,906
New Residential Mortgage Loan Trust 2017-2,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Acquired 04/19/2017, Cost $5,805,194) ∞ *	5,585,359	5,815,560
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2, Class A3, 1.386%, 03/25/2036 ∞	2,954,907	2,940,212
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	9,916	9,795
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	17,110	17,268
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 1.596%, 11/25/2037 ∞	3,418,624	3,417,129
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.541%, 10/25/2035 (Acquired 03/13/2014, Cost $1,367,563) ∞ *	1,384,436	1,382,749
Soundview Home Loan Trust,
Series 2003-2, Class A2, 2.516%, 11/25/2033 ∞	2,170,872	2,193,109
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.886%, 10/25/2035 ∞	2,338,522	2,326,196
Series 2006-BC1, Class A2D, 1.516%, 12/25/2036 ∞	5,955,254	5,929,607
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 2.216%, 10/25/2034 ∞	4,053,617	4,033,666
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 4.984%, 01/25/2035 ∞	3,238,178	3,370,830
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.883%, 10/25/2043 ∞	4,824,619	4,869,643
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (Acquired 10/28/2016, Cost $3,609,890) ∞ *	3,565,144	3,592,612
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $3,203,287) ∞ *	3,180,762	3,225,379
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 02/07/2017, Cost $8,736,585) ∞ *	8,725,392	8,792,648
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	136,789	137,940
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	180,328	182,464
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	92,796	95,150
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	86,025	87,280
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	57,226	58,402
Series 2004-AR3, Class A1, 3.134%, 06/25/2034 ∞	3,924,036	3,976,731
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	3,247,505	3,439,424
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 2.216%, 10/25/2034 ∞	3,311,175	3,273,419
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.152%, 06/25/2035 ∞	5,445,884	5,557,090
		109,603,919	4.1%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,344,368
Series K004, Class A2, 4.186%, 08/25/2019	8,095,000	8,474,307
Series K005, Class A2, 4.317%, 11/25/2019	6,475,000	6,821,528
Series K006, Class A2, 4.251%, 01/25/2020	2,993,000	3,157,459
Series K713, Class A2, 2.313%, 03/25/2020	4,450,000	4,498,465
Series K720, Class A2, 2.716%, 06/25/2022	15,725,000	16,090,630
Series K-050, Class A2, 3.334%, 08/25/2025 ∞	12,150,000	12,715,214
		61,101,971	2.3%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust 2013-GC11,
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,050,000	11,279,060
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	9,832,773	10,468,173
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	5,000,000	5,114,427
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7,
Series 2013-C7, Class A4, 2.918%, 02/15/2046	6,540,000	6,629,377
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,946,202
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,600,000	11,116,544
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,375,000	8,707,067
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,480,401
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	8,974,176
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,750,000	8,902,376
		90,617,803	3.4%
Other Asset Backed Securities
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	11,750,000	11,788,011
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,389,782
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	151,678	156,735
Series 1998-3, Class A5, 6.220%, 03/01/2030	271,003	289,368
Series 1998-4, Class A5, 6.180%, 04/01/2030	115,420	121,750
Series 1998-7, Class A1, 6.320%, 07/01/2030	2,379,843	2,500,813
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	10,925,000	10,833,273
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,889,121) *	10,859,000	10,958,645
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	11,863,714
MMAF Equipment Finance LLC 2017-A,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (Acquired 04/25/2017, Cost $6,249,621) *	6,250,000	6,255,534
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	57,047	57,751
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 07/30/2015 through 02/03/2016, Cost $1,784,895) *	1,785,892	1,788,214
Sofi Consumer Loan Program 2017-3 LLC,
Series 2017-3, Class A, 2.770%, 05/25/2026 (Acquired 05/11/2017, Cost $5,724,219) *	5,724,220	5,753,642
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, 2.220%, 01/15/2022	8,375,000	8,437,541
		84,194,773	3.1%
Total Long-Term Investments (Cost $2,615,443,401)		2,625,750,504	98.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.85% «	68,493,027	68,493,027
Total Short-Term Investment (Cost $68,493,027)		68,493,027	2.6%
Total Investments (Cost $2,683,936,428)		2,694,243,531	100.7%
Liabilities in Excess of Other Assets		(17,450,624)	(0.7)%
TOTAL NET ASSETS		$2,676,792,907	100.0%
Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $465,909,044, which represents 17.41% of total net assets.

f	Foreign Security.
§	Security in Default.
«	7-Day Yield.
§	Security in Default.
<<<<	Effective yield as of June 30, 2017.

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$211,855,000	$210,762,676
1.875%, 03/31/2022	125,000,000	125,073,250
2.500%, 05/15/2024	508,950,000	521,454,901
2.250%, 11/15/2025	165,875,000	165,913,815
5.250%, 11/15/2028	92,576,500	119,177,802
3.500%, 02/15/2039	371,355,900	419,559,753
2.875%, 05/15/2043	693,050,000	699,764,268
2.500%, 02/15/2045	4,900,000	4,572,886
		2,266,279,351	17.8%
Other Government Related Securities
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	10,707,900
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,537,751
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,012,287
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,828,638
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,603,621
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	11,000,000	10,980,552
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	6,898,007
The Korea Development Bank,
2.250%, 05/18/2020 f	2,000,000	1,991,021
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,517,834
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,436,586
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,321,123
7.500%, 07/30/2039 f	4,175,000	6,030,228
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	167,375	168,933
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,557,347
8.000%, 05/03/2019 f	7,000,000	7,656,250
5.500%, 01/21/2021 f	5,600,000	5,874,400
4.875%, 01/24/2022 f	4,000,000	4,120,840
4.500%, 01/23/2026 f	2,500,000	2,430,075
6.625%, 06/15/2035 f	893,000	923,139
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,595,067
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	15,070,629
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * f	10,000,000	9,828,544
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (Acquired 04/25/2016 through 04/28/2016, Cost $13,365,147) * f	13,450,000	13,369,502
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022 (Acquired 04/05/2017, Cost $14,987,550) * f	15,000,000	15,120,600
		150,580,874	1.2%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
7.300%, 04/30/2028	6,350,000	8,115,078
6.150%, 03/01/2037	2,570,000	3,210,837
6.750%, 01/09/2038	5,650,000	7,156,488
Abbott Laboratories:
4.750%, 11/30/2036	33,949,000	36,952,196
4.900%, 11/30/2046	4,700,000	5,176,759
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,610,133
4.500%, 05/14/2035	9,000,000	9,491,715
4.300%, 05/14/2036	6,000,000	6,106,212
Actavis Funding SCS:
3.850%, 06/15/2024 f	12,067,000	12,588,162
3.800%, 03/15/2025 f	12,000,000	12,412,188
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,061,093
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,625,276
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,668,000	2,733,814
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	12,633,933
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	8,959,811
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,432,000	2,682,280
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,106,680
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	1,996,969
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021	6,300,000	6,384,471
3.300%, 02/01/2023	7,400,000	7,620,009
3.650%, 02/01/2026	10,400,000	10,714,808
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,656,924
AT&T, Inc.:
3.400%, 05/15/2025	23,200,000	22,807,688
4.125%, 02/17/2026	7,650,000	7,843,308
5.250%, 03/01/2037	10,000,000	10,653,770
4.800%, 06/15/2044	1,375,000	1,362,686
4.750%, 05/15/2046	5,000,000	4,903,020
5.650%, 02/15/2047	4,200,000	4,624,943
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	5,079,830
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,079,610
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	4,056,062
3.250%, 11/12/2020	7,000,000	7,167,223
3.363%, 06/06/2024	6,300,000	6,314,402
3.734%, 12/15/2024	4,000,000	4,065,544
4.875%, 05/15/2044	3,815,000	3,957,151
Boardwalk Pipelines LP:
5.950%, 06/01/2026	6,000,000	6,681,078
4.450%, 07/15/2027	7,000,000	7,166,747
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,091,810
2.850%, 05/15/2020	7,000,000	7,097,076
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	7,754,034
3.500%, 11/24/2020	12,235,000	12,543,444
3.250%, 08/15/2026	11,550,000	11,035,875
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,135,960
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 f	982,000	1,166,086
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,714,540
4.000%, 08/15/2023	2,477,000	2,627,089
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	19,845,000
5.150%, 03/15/2034	3,000,000	2,775,000
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022	13,773,000	14,674,663
6.384%, 10/23/2035	5,800,000	6,875,048
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
1.920%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) ∞ *	25,000,000	25,229,100
CK Hutchinson International Ltd.,
2.875%, 04/05/2022 (Acquired 03/30/2017, Cost $7,992,640) * f	8,000,000	8,034,888
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	4,004,000	4,022,370
3.300%, 06/01/2020	14,575,000	14,933,778
4.500%, 06/01/2025	2,819,000	3,000,792
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,087,678
3.200%, 07/15/2036	6,000,000	5,615,490
6.950%, 08/15/2037	5,953,000	8,398,207
ConAgra Foods, Inc.:
4.950%, 08/15/2020	332,000	351,031
9.750%, 03/01/2021	4,548,000	5,562,445
7.125%, 10/01/2026	6,441,000	8,073,239
7.000%, 10/01/2028	4,300,000	5,441,048
ConocoPhillips Co.,
2.082%, 05/15/2022 ∞	8,425,000	8,602,388
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	12,304	12,446
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014 through 01/11/2017, Cost $7,490,671) *	7,525,000	7,581,731
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	8,801,109
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,833,066) *	2,000,000	2,650,722
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,103,850
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,259,441
Daimler Finance North America LLC,
1.500%, 07/05/2019 (Acquired 11/22/2016, Cost $10,566,191) *	10,700,000	10,598,115
Danone SA,
2.589%, 11/02/2023 (Acquired 10/26/2016, Cost $19,600,000) * f	19,600,000	19,123,269
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,511,272) *	5,065,000	5,660,137
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 f	1,661,000	2,463,394
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 07/19/2016, Cost $9,113,557) *	8,947,000	9,156,145
4.420%, 06/15/2021 (Acquired 05/17/2016 through 05/09/2017, Cost $33,366,702) *	32,150,000	33,893,109
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,363,355
The Dow Chemical Co.,
8.550%, 05/15/2019	26,000,000	29,120,962
DXC Technology Co.,
4.250%, 04/15/2024 (Acquired 03/28/2017 through 06/22/2017, Cost $35,590,000) *	34,725,000	35,927,492
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,958,420
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	1,000,104
4.150%, 10/01/2020	10,000,000	10,386,060
4.050%, 03/15/2025	26,585,000	26,691,739
Ensco PLC,
5.200%, 03/15/2025 f	4,000,000	3,250,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,504,500
EQT Midstream Partners LP:
4.000%, 08/01/2024	3,000,000	3,044,289
4.125%, 12/01/2026	10,000,000	10,090,170
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 10/26/2016, Cost $4,041,131) *	4,000,000	4,006,216
3.300%, 12/01/2026 (Acquired 05/23/2016 through 04/04/2017, Cost $19,894,996) *	20,225,000	19,692,476
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,420,286
4.750%, 11/15/2021	5,000,000	5,403,215
3.900%, 02/15/2022	10,000,000	10,468,100
3.000%, 07/15/2023	5,512,000	5,474,105
3.500%, 06/15/2024	9,000,000	9,078,597
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	772,729	809,434
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	6,072,396
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	10,000,000	10,475,430
3.500%, 04/15/2023	23,125,000	24,028,910
3.875%, 06/05/2024	2,150,000	2,252,000
4.500%, 08/15/2046	7,000,000	7,180,712
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,117,820
4.625%, 10/01/2020	1,785,000	1,909,109
3.500%, 10/01/2022	5,410,000	5,596,467
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,624,806
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,977,427
4.375%, 05/10/2043 f	4,374,000	4,437,703
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	1,800,000	1,806,113
2.240%, 06/15/2018	6,250,000	6,265,219
2.375%, 03/12/2019	6,806,000	6,836,831
2.597%, 11/04/2019	10,000,000	10,066,470
3.200%, 01/15/2021	20,000,000	20,299,900
3.336%, 03/18/2021	7,500,000	7,644,810
3.339%, 03/28/2022	5,000,000	5,073,665
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,095,357
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $25,594,053) *	24,000,000	26,203,296
Freeport-McMoRan, Inc.:
6.500%, 11/15/2020	3,221,000	3,305,551
6.625%, 05/01/2021	1,447,000	1,475,940
6.750%, 02/01/2022	2,649,000	2,741,715
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,444,958
5.550%, 05/04/2020	1,585,000	1,741,132
4.650%, 10/17/2021	1,534,000	1,689,795
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	9,024,075
2.350%, 10/04/2019	6,800,000	6,799,334
2.650%, 04/13/2020	3,500,000	3,516,271
4.200%, 03/01/2021	30,000,000	31,465,980
4.375%, 09/25/2021	2,675,000	2,819,629
3.450%, 01/14/2022	5,000,000	5,079,535
3.150%, 06/30/2022	6,000,000	6,009,288
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 02/25/2016, Cost $19,111,420) *	19,125,000	19,299,324
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	4,932,198
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,476,286
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,691,396) *	6,746,000	6,922,003
4.625%, 04/29/2024 (Acquired 04/22/2014 through 05/11/2017, Cost $30,136,346) *	30,620,000	32,010,148
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) *	4,450,000	4,451,736
4.000%, 03/27/2027 (Acquired 03/21/2017, Cost $17,377,308) *	17,550,000	17,267,392
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (Acquired 03/29/2016 through 04/07/2016, Cost $13,788,047) * f	13,157,000	14,061,133
3.875%, 06/27/2024 (Acquired 02/14/2017 through 03/27/2017, Cost $18,147,960) * f	18,220,000	18,749,061
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,740,936
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/24/2015, Cost $5,035,251) *	5,000,000	5,366,345
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,223,416
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,041,420
3.832%, 04/27/2025	5,000,000	5,160,210
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	10,000,000	10,310,990
4.400%, 10/15/2022	15,150,000	16,061,000
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,099,844
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,235,203) * f	1,232,000	1,333,374
HP, Inc.,
4.650%, 12/09/2021	6,645,000	7,171,709
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $8,704,448) * f	8,288,000	9,048,838
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $9,841,052) * f	9,150,000	9,823,376
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014 through 07/22/2016, Cost $7,993,049) * f	7,850,000	8,097,102
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 10/25/2016, Cost $4,321,883) *	4,275,000	4,288,154
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $8,593,894) *	8,600,000	8,531,639
3.000%, 03/18/2021 (Acquired 12/02/2016, Cost $15,015,184) *	15,000,000	15,084,270
3.100%, 04/05/2022 (Acquired 03/29/2017 through 04/26/2017, Cost $17,800,765) *	17,825,000	17,872,040
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,478,224) * f	7,458,000	7,482,194
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * f	5,150,000	5,125,537
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 f	2,650,000	2,676,211
The JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,138,755
Johnson Controls International PLC:
6.000%, 01/15/2036 f	1,168,000	1,434,801
4.500%, 02/15/2047 f	4,400,000	4,676,747
4.950%, 07/02/2064 f	2,400,000	2,570,273
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,806,900
4.600%, 04/06/2027	27,450,000	28,835,429
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	985,067
4.300%, 05/01/2024	10,000,000	10,335,590
6.950%, 01/15/2038	2,008,000	2,398,150
6.500%, 09/01/2039	893,000	1,011,242
7.500%, 11/15/2040	4,017,000	5,011,340
Kinder Morgan, Inc./DE:
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,352,990) *	4,155,000	4,454,791
5.625%, 11/15/2023 (Acquired 06/14/2016, Cost $5,275,597) *	5,017,000	5,551,055
7.800%, 08/01/2031	9,650,000	12,165,504
7.750%, 01/15/2032	13,170,000	16,559,721
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	4,059,832
3.000%, 06/01/2026	10,000,000	9,570,510
5.000%, 07/15/2035	14,740,000	15,939,512
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	11,345,000	11,435,159
3.200%, 02/01/2022	2,400,000	2,449,353
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,148,362
Lockheed Martin Corp.:
3.100%, 01/15/2023	5,000,000	5,115,465
4.700%, 05/15/2046	1,000,000	1,123,646
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,849,205
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	11,135,158
3.625%, 09/15/2024	1,600,000	1,616,706
4.750%, 09/15/2044	1,500,000	1,425,076
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,064,789
Medtronic, Inc.,
3.150%, 03/15/2022	3,975,000	4,113,477
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	11,126,710
3.950%, 08/08/2056	12,000,000	12,001,716
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 10/23/2015 through 03/15/2016, Cost $22,885,945) *	23,093,000	23,259,293
The Mosaic Co.:
4.250%, 11/15/2023	5,000,000	5,261,180
5.450%, 11/15/2033	2,000,000	2,110,054
4.875%, 11/15/2041	5,000,000	4,690,585
MPLX LP:
4.500%, 07/15/2023	22,405,000	23,784,543
4.875%, 12/01/2024	8,310,000	8,859,840
4.125%, 03/01/2027	7,275,000	7,299,771
Mylan NV:
3.150%, 06/15/2021 f	5,000,000	5,086,715
3.950%, 06/15/2026 f	28,925,000	29,307,938
Nabors Industries, Inc.,
6.150%, 02/15/2018	686,000	692,860
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	1,949,827
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,749,085
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,889,362
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	2,944,208
Noble Holding International Ltd.,
5.750%, 03/16/2018 f	4,000,000	4,024,240
ONEOK Partners LP:
8.625%, 03/01/2019	7,627,000	8,389,952
3.375%, 10/01/2022	1,130,000	1,140,344
Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,124,017
2.950%, 05/15/2025	6,025,000	6,054,486
Pacific Bell Telephone Co.,
7.125%, 03/15/2026	5,000,000	6,075,820
Pactiv LLC,
7.950%, 12/15/2025	286,000	320,320
Pentair Finance SA,
1.875%, 09/15/2017 f	7,620,000	7,622,987
Pernod Ricard SA:
4.450%, 01/15/2022 (Acquired 12/01/2016, Cost $349,165) * f	331,000	354,892
4.250%, 07/15/2022 (Acquired 06/09/2016 through 09/08/2016, Cost $22,166,226) * f	20,527,000	21,892,887
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 f	4,875,000	5,027,802
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,534,875) * f	15,546,000	14,615,541
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	7,049,592
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,715,420
5.875%, 05/01/2042	6,000,000	7,249,254
4.875%, 11/15/2044	21,130,000	22,649,416
Phillips 66 Partners LP,
3.550%, 10/01/2026	7,000,000	6,799,142
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,015,270) * f	975,000	1,021,946
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	5,000,000	5,380,140
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	928,720
Qualcomm, Inc.:
1.722%, 05/20/2020 ∞	7,450,000	7,502,247
2.250%, 05/20/2020	3,600,000	3,634,146
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	993,462
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,864,676
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	7,944,662
3.550%, 06/01/2022	3,000,000	3,122,463
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	523,651
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,896,563
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	9,595,380
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	27,500,000	30,334,123
5.875%, 06/30/2026	11,500,000	12,852,883
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,475,203) * § f	4,463,000	2,532,753
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $9,998,800) *	10,000,000	10,059,340
Shell International Finance BV:
3.250%, 05/11/2025 f	5,725,000	5,848,185
4.125%, 05/11/2035 f	10,000,000	10,411,720
The Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,191,312
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	25,000,000	24,779,325
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,716,875
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (Acquired 03/20/2017, Cost $6,986,420) *	7,000,000	7,036,403
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 01/08/2016 through 02/23/2016, Cost $15,075,620) *	15,088,000	15,568,704
4.450%, 12/03/2025 (Acquired 05/03/2016 through 03/27/2017, Cost $45,176,414) *	43,329,000	46,112,845
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,898,878
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,667,558
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,289,709
Sunoco Logistics Partners Operations LP,
3.900%, 07/15/2026	12,000,000	11,774,304
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,458,339
TC PipeLines LP,
4.375%, 03/13/2025	19,265,000	20,076,153
Telecom Italia Capital SA:
7.175%, 06/18/2019 f	1,785,000	1,947,881
7.200%, 07/18/2036 f	5,475,000	6,347,578
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	4,530,000	4,530,000
5.462%, 02/16/2021 f	8,830,000	9,712,373
5.213%, 03/08/2047 f	7,225,000	7,801,064
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, 10/01/2026 f	5,000,000	4,748,390
Thermo Fisher Scientific, Inc.:
2.150%, 12/14/2018	4,000,000	4,014,996
3.000%, 04/15/2023	7,975,000	8,039,741
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,066,345
6.750%, 06/15/2039	2,767,000	3,386,811
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,195,000
3.875%, 01/15/2026	7,000,000	7,118,587
2.950%, 07/15/2026	6,250,000	5,896,281
3.800%, 02/15/2027	6,300,000	6,342,588
7.625%, 04/15/2031	5,207,000	7,101,895
7.700%, 05/01/2032	12,018,000	16,729,861
The Timken Co.,
3.875%, 09/01/2024	2,000,000	1,992,222
TransCanada PipeLines Ltd.,
4.875%, 01/15/2026 f	12,000,000	13,422,528
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,831,485) * f	9,865,000	9,845,100
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,035,170
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	9,826,983
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,322,020
US Airways Pass Through Trust,
Class 981A, 6.850%, 01/30/2018	36,609	37,341
Vale Overseas Ltd.:
5.875%, 06/10/2021 f	11,075,000	11,889,013
6.250%, 08/10/2026 f	7,000,000	7,551,250
8.250%, 01/17/2034 f	8,526,000	10,124,625
6.875%, 11/21/2036 f	1,483,000	1,590,517
6.875%, 11/10/2039 f	2,893,000	3,102,743
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	17,432,841
6.625%, 06/15/2037	2,100,000	2,593,710
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	10,221,870
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	9,256,201
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,157,857
4.272%, 01/15/2036	8,148,000	7,864,091
5.250%, 03/16/2037	18,000,000	19,349,838
4.812%, 03/15/2039 (Acquired 09/25/2013 through 11/08/2016, Cost $35,461,968) *	36,839,000	37,237,524
Vodafone Group PLC,
1.250%, 09/26/2017 f	10,000,000	9,990,100
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	1,869,075
7.500%, 06/15/2021	4,000,000	4,720,660
7.150%, 11/30/2037	3,446,000	4,523,523
Wabtec Corp./DE:
4.375%, 08/15/2023	2,678,000	2,807,626
3.450%, 11/15/2026 (Acquired 10/31/2016 through 01/24/2017, Cost $19,111,939) *	19,315,000	19,044,300
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,581,441
3.800%, 11/18/2024	5,934,000	6,163,070
Western Gas Partners LP,
5.375%, 06/01/2021	10,701,000	11,487,845
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	169,166
8.200%, 01/15/2030	7,963,000	11,210,463
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,137,500
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,396,382
6.300%, 04/15/2040	2,767,000	3,206,698
Williams Partners LP / ACMP Finance Corp.,
4.875%, 05/15/2023	10,000,000	10,376,200
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	12,255,339
Yara International ASA,
3.800%, 06/06/2026 (Acquired 06/01/2016 through 07/06/2016, Cost $14,095,089) * f	13,965,000	13,857,428
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,644,723
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,320,856
3.250%, 02/01/2023	34,200,000	35,051,067
4.700%, 02/01/2043 (100.000000, 08/01/2042)	3,568,000	3,875,890
		2,586,866,561	20.3%
Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,119,230
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	842,120
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,043,495
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,497,340
Edison International,
2.950%, 03/15/2023	5,000,000	5,048,995
EDP Finance BV,
3.625%, 07/15/2024 (Acquired 06/21/2017, Cost $19,094,465) * f	19,175,000	19,030,037
Enel Finance International NV:
2.875%, 05/25/2022 (Acquired 05/22/2017, Cost $6,979,000) * f	7,000,000	7,009,709
3.625%, 05/25/2027 (Acquired 05/22/2017 through 05/23/2017, Cost $17,302,925) * f	17,500,000	17,331,020
4.750%, 05/25/2047 (Acquired 05/24/2017, Cost $4,984,100) * f	5,000,000	5,144,795
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,350,407
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,560,853) * f	1,565,000	2,005,069
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,520,136
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,831,712
Exelon Generation Co. LLC,
6.200%, 10/01/2017	1,964,000	1,984,325
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,253,308
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	2,005,488
8.000%, 03/01/2032	4,659,000	6,826,698
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,455,000	2,470,393
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,826,487
RGS I&M Funding Corp.,
Class F, 9.820%, 06/07/2022	713,509	786,420
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	9,794,480
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,624,268
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,893,187
		140,239,119	1.1%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,022,782) * f	11,033,000	11,119,157
2.100%, 01/18/2019 (Acquired 04/04/2017, Cost $10,550,633) * f	10,550,000	10,566,489
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	9,054,594
4.750%, 07/28/2025 (Acquired 06/15/2017, Cost $4,029,921) * f	3,800,000	4,006,116
4.800%, 04/18/2026 (Acquired 04/11/2016, Cost $8,984,430) * f	9,000,000	9,556,479
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	5,946,596
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	388,350
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	12,255,196
4.875%, 06/01/2022	17,698,000	19,419,219
4.125%, 02/15/2024	893,000	942,830
3.875%, 01/15/2035	4,875,000	4,726,127
8.175%, 05/15/2058 ∞	893,000	1,205,550
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,966,708
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	261,660
Anthem, Inc.,
5.100%, 01/15/2044	1,584,000	1,832,756
ANZ New Zealand (Int'l) Ltd./London:
1.750%, 03/29/2018 f	2,435,000	2,437,174
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $15,337,260) * f	15,350,000	15,578,178
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $2,996,790) * f	3,000,000	3,018,030
Aon PLC:
4.000%, 11/27/2023 f	6,150,000	6,494,302
3.875%, 12/15/2025 f	9,126,000	9,536,396
4.450%, 05/24/2043 f	1,274,000	1,285,532
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014 through 02/23/2016, Cost $15,997,360) * f	16,000,000	16,713,744
BAC Capital Trust VI,
5.625%, 03/08/2035	357,000	380,145
Banco Santander SA,
3.500%, 04/11/2022 f	13,000,000	13,305,201
Bank of America Corp.:
6.400%, 08/28/2017	893,000	899,341
6.875%, 04/25/2018	3,162,000	3,290,469
2.625%, 10/19/2020	5,000,000	5,050,415
3.300%, 01/11/2023	7,000,000	7,137,886
4.125%, 01/22/2024	15,000,000	15,828,855
3.500%, 04/19/2026	9,000,000	9,030,654
3.248%, 10/21/2027	6,000,000	5,797,998
3.705%, 04/24/2028 ∞	12,000,000	12,087,900
7.750%, 05/14/2038	1,138,000	1,636,555
Bank of Montreal,
1.800%, 07/31/2018 f	3,600,000	3,605,461
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,000,000	15,019,545
4.500%, 12/16/2025 f	5,500,000	5,780,522
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,930,855) * f	2,911,000	3,111,291
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,802,840) * f	2,800,000	2,922,293
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	1,941,000	1,885,639
Barclays Bank PLC,
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,163,291) * f	10,000,000	10,171,610
Barclays PLC:
3.250%, 01/12/2021 f	12,175,000	12,381,586
3.200%, 08/10/2021 f	5,000,000	5,071,865
3.684%, 01/10/2023 f	9,625,000	9,875,808
3.650%, 03/16/2025 f	8,100,000	8,059,735
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,084,895
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	5,720,987
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,869,444
BNP Paribas SA:
2.375%, 05/21/2020 f	10,000,000	10,072,470
3.250%, 03/03/2023 f	3,570,000	3,661,853
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,316,599) * f	7,300,000	7,333,879
2.400%, 02/21/2020 (Acquired 02/13/2017, Cost $6,997,550) * f	7,000,000	7,029,393
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $13,990,200) * f	14,000,000	14,108,318
BPCE SA:
2.500%, 07/15/2019 f	7,925,000	7,991,411
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/30/2016, Cost $22,163,603) * f	21,395,000	23,806,217
4.000%, 04/15/2024 f	2,500,000	2,647,422
5.150%, 07/21/2024 (Acquired 05/10/2016 through 05/31/2017, Cost $27,278,523) * f	26,285,000	28,082,053
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $4,000,670) * f	4,000,000	4,000,232
1.837%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) ∞ * f	19,000,000	19,057,855
Capital One Bank (USA) NA,
3.375%, 02/15/2023	35,650,000	35,954,380
Capital One Financial Corp.,
3.050%, 03/09/2022	4,000,000	4,031,428
Capital One NA/Mclean VA:
1.851%, 02/05/2018 ∞	3,625,000	3,633,468
2.400%, 09/05/2019	12,000,000	12,042,756
1.850%, 09/13/2019	5,000,000	4,957,720
Chubb INA Holdings, Inc.,
2.875%, 11/03/2022	8,750,000	8,901,183
Citigroup, Inc.:
1.700%, 04/27/2018	13,000,000	12,986,974
2.050%, 12/07/2018	11,000,000	11,016,357
2.350%, 08/02/2021	9,000,000	8,918,271
2.750%, 04/25/2022	8,675,000	8,661,267
2.632%, 09/01/2023 ∞	7,000,000	7,129,990
3.750%, 06/16/2024	1,000,000	1,036,349
3.700%, 01/12/2026	4,500,000	4,551,251
3.887%, 01/10/2028 ∞	7,600,000	7,723,606
Citizens Bank NA/Providence RI:
2.300%, 12/03/2018	4,000,000	4,014,408
2.500%, 03/14/2019	7,800,000	7,857,166
2.450%, 12/04/2019	19,300,000	19,464,552
2.250%, 03/02/2020	4,750,000	4,745,554
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	8,034,286
7.250%, 11/15/2023	4,000,000	4,841,744
4.500%, 03/01/2026	14,000,000	15,019,620
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,063,220
4.000%, 07/27/2025	10,000,000	10,334,230
Commonwealth Bank of Australia/New York NY,
2.050%, 03/15/2019 f	10,275,000	10,285,676
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,457,737
2.875%, 06/29/2022	8,000,000	7,969,496
3.875%, 04/10/2025	15,885,000	15,823,366
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 f	14,630,000	15,765,800
3.750%, 07/21/2026 f	12,000,000	11,998,020
Credit Agricole SA/London,
3.375%, 01/10/2022 (Acquired 06/29/2017, Cost $10,462,699) * f	10,180,000	10,452,254
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 f	6,000,000	5,999,592
5.300%, 08/13/2019 f	1,406,000	1,501,763
5.400%, 01/14/2020 f	5,000,000	5,369,245
3.625%, 09/09/2024 f	4,325,000	4,467,733
Credit Suisse Group AG,
4.282%, 01/09/2028 (Acquired 01/04/2017, Cost $8,900,000) * f	8,900,000	9,199,761
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 f	14,550,000	15,000,395
4.550%, 04/17/2026 f	2,000,000	2,124,592
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,942,634
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (Acquired 04/12/2017, Cost $12,000,000) * f	12,000,000	12,083,352
Deutsche Bank AG:
2.950%, 08/20/2020 f	575,000	578,407
3.125%, 01/13/2021 f	10,800,000	10,853,795
4.250%, 10/14/2021 f	26,925,000	28,235,789
Deutsche Bank AG/London,
3.700%, 05/30/2024 f	10,000,000	9,998,050
Discover Bank/Greenwood DE:
2.600%, 11/13/2018	4,875,000	4,916,569
4.200%, 08/08/2023	20,000,000	21,035,120
3.450%, 07/27/2026	12,000,000	11,606,328
Discover Financial Services:
3.950%, 11/06/2024	5,000,000	5,077,430
4.100%, 02/09/2027	9,150,000	9,165,811
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,124,680
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,823,589
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,673,233
FirstMerit Bank NA/Akron OH,
4.270%, 11/25/2026	4,600,000	4,757,076
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,949,519
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	12,638,000	12,739,041
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,111,370
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,293,256
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	5,634,000	5,814,795
7.500%, 02/15/2019	1,964,000	2,130,357
2.550%, 10/23/2019	2,700,000	2,729,465
2.350%, 11/15/2021	6,175,000	6,091,915
3.000%, 04/26/2022	20,000,000	20,153,660
2.800%, 11/29/2023 ∞	5,000,000	5,161,120
3.850%, 07/08/2024	3,000,000	3,113,742
3.500%, 01/23/2025	3,000,000	3,032,592
3.750%, 05/22/2025	5,000,000	5,119,955
2.922%, 10/28/2027 ∞	10,000,000	10,395,260
3.691%, 06/05/2028 ∞	6,775,000	6,801,897
Great-West Life & Annuity Insurance Capital LP II,
3.718%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) ∞ *	2,499,000	2,480,258
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 05/04/2016 through 10/12/2016, Cost $12,311,492) *	9,425,000	13,430,295
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	2,200,040
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,707,268
8.125%, 06/15/2038 ∞	1,964,000	2,072,530
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,375,353) *	4,378,000	4,522,925
HSBC Bank PLC,
1.822%, 05/15/2018 (Acquired 12/17/2014, Cost $4,956,253) ∞ * f	4,950,000	4,969,884
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,876,963
HSBC Finance Corp.,
6.676%, 01/15/2021	24,347,000	27,438,193
HSBC Holdings PLC:
2.650%, 01/05/2022 f	4,000,000	3,990,776
3.600%, 05/25/2023 f	2,275,000	2,351,010
4.375%, 11/23/2026 f	10,000,000	10,376,210
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,017,613
5.000%, 09/27/2020	3,716,000	3,994,470
9.125%, 05/15/2021	625,000	759,295
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	1,964,227
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	7,600,000	7,749,902
2.300%, 01/14/2022	26,450,000	26,052,748
The Huntington National Bank:
2.000%, 06/30/2018	9,000,000	9,031,968
2.200%, 11/06/2018	4,825,000	4,838,341
ING Bank NV:
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $7,270,562) * f	7,275,000	7,288,728
2.000%, 11/26/2018 (Acquired 11/17/2015, Cost $5,984,160) * f	6,000,000	6,004,986
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,523,821
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,209,711) * f	9,225,000	9,267,048
5.800%, 09/25/2023 (Acquired 01/14/2014 through 02/08/2017, Cost $25,113,749) * f	22,950,000	25,914,933
Invesco Finance PLC:
3.125%, 11/30/2022 f	5,902,000	6,013,648
3.750%, 01/15/2026 f	4,900,000	5,080,330
Jackson National Life Global Funding,
3.250%, 01/30/2024 (Acquired 01/24/2017, Cost $23,457,394) *	23,475,000	23,786,114
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,063,420
4.850%, 01/15/2027	4,600,000	4,808,247
6.250%, 01/15/2036	1,390,000	1,515,193
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,554,375) *	6,069,000	7,233,805
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,675,000	3,686,400
4.250%, 10/15/2020	886,000	940,828
2.550%, 03/01/2021	7,000,000	7,034,391
2.295%, 08/15/2021	18,000,000	17,895,276
2.383%, 10/24/2023 ∞	15,000,000	15,225,480
3.125%, 01/23/2025	14,000,000	13,918,058
5.600%, 07/15/2041	4,106,000	5,091,982
KEB Hana Bank,
1.750%, 10/18/2019 (Acquired 10/11/2016, Cost $19,935,600) * f	20,000,000	19,691,800
KeyBank NA/Cleveland OH:
2.250%, 03/16/2020	5,000,000	5,025,075
3.400%, 05/20/2026	18,965,000	18,832,036
Kookmin Bank:
1.625%, 07/14/2017 f	4,000,000	3,999,587
1.625%, 08/01/2019 (Acquired 07/25/2016, Cost $6,979,840) * f	7,000,000	6,890,800
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $952,211) * f	950,000	952,929
2.500%, 05/16/2018 (Acquired 09/24/2013 through 04/27/2015, Cost $11,678,583) * f	11,658,000	11,689,103
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $10,993,180) * f	11,000,000	11,034,870
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,849,084
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) ∞ *	2,231,000	3,536,135
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,833) *	465,000	655,624
Lincoln National Corp.:
8.750%, 07/01/2019	1,601,000	1,799,988
3.196%, 04/20/2067 ∞	1,004,000	918,660
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,785,683
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,414,654) * f	1,428,000	1,553,530
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	5,000,420
2.400%, 01/21/2020 (Acquired 01/14/2015 through 02/28/2017, Cost $16,976,778) * f	17,000,000	17,029,087
Macquarie Group Ltd.:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,631,008
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,320,069) * f	3,944,000	4,365,799
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,865,852
Manulife Financial Corp.:
4.150%, 03/04/2026 f	10,000,000	10,568,950
5.375%, 03/04/2046 f	5,150,000	6,187,612
Marsh & McLennan Companies, Inc.,
4.350%, 01/30/2047	8,150,000	8,709,905
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/04/2016 through 10/31/2016, Cost $12,588,034) *	8,124,000	13,311,434
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	3,034,446
4.900%, 04/01/2077 (Acquired 03/20/2017, Cost $11,074,313) *	11,175,000	11,947,159
MBIA Insurance Corp.,
12.418%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) ∞ *	714,000	342,720
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,072,614
6.500%, 12/15/2032	466,000	605,706
4.875%, 11/13/2043	3,375,000	3,814,982
4.050%, 03/01/2045	12,375,000	12,479,792
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,035,694) *	2,004,000	2,037,569
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 f	15,200,000	15,446,559
2.190%, 09/13/2021 f	12,400,000	12,220,200
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,344,920) * f	3,349,000	3,353,477
1.800%, 03/26/2018 (Acquired 06/16/2016, Cost $24,316,946) * f	24,275,000	24,290,779
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,111,216
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (Acquired 04/05/2016, Cost $13,000,000) * f	13,000,000	12,999,896
2.953%, 02/28/2022 f	12,575,000	12,683,271
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	16,519,234
2.375%, 07/23/2019	1,000,000	1,006,926
5.625%, 09/23/2019	1,941,000	2,085,247
2.650%, 01/27/2020	4,200,000	4,244,289
2.800%, 06/16/2020	5,000,000	5,072,700
2.500%, 04/21/2021	8,000,000	7,993,832
2.750%, 05/19/2022	20,000,000	19,995,680
2.553%, 10/24/2023 ∞	8,000,000	8,138,912
Class F, 3.875%, 04/29/2024	1,650,000	1,714,827
3.700%, 10/23/2024	4,000,000	4,105,032
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	5,003,130
National Australia Bank Ltd./New York,
2.500%, 07/12/2026 f	7,875,000	7,432,110
Nationwide Building Society:
2.450%, 07/27/2021 (Acquired 07/20/2016 through 08/01/2016, Cost $38,472,894) * f	38,500,000	38,474,397
4.000%, 09/14/2026 (Acquired 06/05/2017 through 06/22/2017, Cost $8,788,048) * f	8,757,000	8,661,829
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $18,339,558) *	16,905,000	18,540,052
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 05/04/2016 through 02/21/2017, Cost $16,070,008) *	12,026,000	16,892,044
Nomura Holdings, Inc.:
2.750%, 03/19/2019 f	1,625,000	1,641,261
6.700%, 03/04/2020 f	1,667,000	1,846,526
Nordea Bank AB,
4.250%, 09/21/2022 (Acquired 02/02/2017, Cost $5,407,883) * f	5,220,000	5,535,653
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,106,752) *	8,000,000	8,118,336
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,051,675
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,877,559
Pricoa Global Funding I,
2.550%, 11/24/2020	14,000,000	14,097,636
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,911,593
3.125%, 05/15/2023	4,667,000	4,704,186
3.400%, 05/15/2025	16,000,000	16,329,552
4.300%, 11/15/2046	2,325,000	2,418,614
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	3,988,728
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $13,364,356) *	13,400,000	13,206,960
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,900,871
8.450%, 10/15/2039	1,400,000	2,076,284
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $7,992,960) *	8,000,000	8,059,472
Prudential Financial, Inc.,
6.625%, 12/01/2037	5,000,000	6,670,525
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	5,650,120
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,200,452
Regions Bank/Birmingham AL:
7.500%, 05/15/2018	8,518,000	8,917,256
2.250%, 09/14/2018	5,000,000	5,020,305
Regions Financial Corp.,
3.200%, 02/08/2021	25,000,000	25,560,250
Reliance Standard Life Global Funding II:
2.500%, 04/24/2019 (Acquired 03/28/2017, Cost $5,389,193) *	5,355,000	5,390,638
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $6,986,671) *	6,940,000	6,951,423
2.375%, 05/04/2020 (Acquired 04/27/2015 through 11/08/2016, Cost $29,982,313) *	30,000,000	29,886,090
Royal Bank of Canada,
4.650%, 01/27/2026 f	7,773,000	8,331,024
Santander Bank NA,
8.750%, 05/30/2018	9,442,000	10,008,331
Santander Holdings USA, Inc.:
2.700%, 05/24/2019	5,000,000	5,036,915
2.650%, 04/17/2020	2,000,000	1,994,890
Santander Issuances SAU,
5.179%, 11/19/2025 f	9,000,000	9,646,902
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 f	4,866,000	4,935,496
3.125%, 01/08/2021 f	2,600,000	2,639,458
3.571%, 01/10/2023 f	5,000,000	5,113,780
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013 through 03/30/2017, Cost $16,479,794) * f	15,880,000	17,023,646
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,842,366) * f	6,835,000	6,888,716
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,725,742) * f	1,725,000	1,735,568
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * f	15,000,000	15,119,820
Societe Generale SA:
2.379%, 10/01/2018 ∞ f	6,000,000	6,040,254
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $10,217,331) * f	10,225,000	10,252,955
3.250%, 01/12/2022 (Acquired 01/05/2017, Cost $7,979,840) * f	8,000,000	8,178,656
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $4,092,109) * f	4,157,000	4,215,302
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $11,954,640) * f	12,000,000	12,582,000
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,435,432
Springleaf Finance Corp.,
6.900%, 12/15/2017	400,000	406,000
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,580,280
1.798%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) ∞ * f	3,000,000	2,996,610
2.100%, 08/19/2019 (Acquired 11/17/2016, Cost $13,917,342) * f	14,000,000	13,948,536
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $4,490,910) * f	4,500,000	4,555,449
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * f	6,000,000	6,816,288
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 f	20,500,000	20,626,793
3.950%, 07/19/2023 f	1,850,000	1,962,565
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 f	5,950,000	6,044,563
2.442%, 10/19/2021 f	15,775,000	15,708,840
SunTrust Bank/Atlanta GA:
7.250%, 03/15/2018	1,874,000	1,944,275
3.300%, 05/15/2026	3,925,000	3,836,158
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,365,660
2.700%, 01/27/2022	12,800,000	12,826,727
Svenska Handelsbanken AB,
2.400%, 10/01/2020 f	5,200,000	5,234,039
Swedbank AB:
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,354,648
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $6,464,359) * f	6,468,000	6,474,727
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,028,196
3.750%, 08/15/2021	10,225,000	10,502,353
4.250%, 08/15/2024	26,864,000	27,439,051
4.500%, 07/23/2025	18,127,000	18,640,900
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,183,153
2.950%, 04/01/2022	4,625,000	4,732,740
3.625%, 04/01/2025	7,000,000	7,243,124
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,844,771
Trinity Acquisition PLC:
4.400%, 03/15/2026 f	27,305,000	28,512,345
6.125%, 08/15/2043 f	3,625,000	4,241,692
UBS AG/Stamford CT:
1.996%, 03/26/2018 ∞ f	8,250,000	8,287,216
5.750%, 04/25/2018 f	2,678,000	2,763,383
2.052%, 06/01/2020 ∞ f	4,710,000	4,746,474
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (Acquired 08/19/2016 through 11/07/2016, Cost $14,134,282) * f	14,150,000	14,119,960
3.491%, 05/23/2023 (Acquired 03/29/2017, Cost $4,852,886) * f	4,825,000	4,936,472
4.253%, 03/23/2028 (Acquired 03/16/2017, Cost $17,150,000) * f	17,150,000	17,917,119
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	26,433,407
3.125%, 07/15/2024	14,375,000	14,195,341
3.650%, 06/15/2026	5,800,000	5,811,014
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 04/06/2016 through 07/01/2016, Cost $6,036,190) *	5,985,000	6,034,460
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,972,560) *	8,000,000	8,141,312
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	2,750,000	2,757,070
2.500%, 03/04/2021	5,000,000	5,017,295
3.069%, 01/24/2023	10,000,000	10,140,090
2.402%, 10/31/2023 ∞	5,000,000	5,088,755
3.000%, 02/19/2025	5,000,000	4,922,395
3.000%, 04/22/2026	8,000,000	7,813,232
3.900%, 05/01/2045	15,000,000	15,005,775
Westpac Banking Corp.:
1.600%, 01/12/2018 f	7,229,000	7,232,976
4.322%, 11/23/2031 ∞ f	8,350,000	8,558,157
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	6,005,596
3.600%, 05/15/2024	7,000,000	7,070,532
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	13,879,000	15,311,521
		2,658,827,750	20.9%
Total Corporate Bonds		5,385,933,430	42.3%

Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,217,085
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	19,772,812
2.794%, 08/01/2036 (Callable 08/01/2025)	13,980,000	13,838,103
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,756,626
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,374,905
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,608,344
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,065,775
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,392,383
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,599,796
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2017)	3,415,000	3,415,478
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	5,650,000	5,775,882
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	5,965,297	5,753,588
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	18,755,000	18,727,618
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	810,000	813,329
3.750%, 07/01/2034 (Callable 07/01/2023)	1,650,000	1,678,925
4.000%, 07/01/2036 (Callable 07/01/2025)	8,465,000	8,716,918
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	6,976,060
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	3,410,000	3,381,697
North Texas Tollway Authority,
8.910%, 02/01/2030 (Callable 02/01/2020)	17,270,000	19,784,339
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	6,958,798
State of California,
7.950%, 03/01/2036 (Callable 05/01/2020)	10,125,000	11,551,207
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,881,956
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,455,461
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,214,275
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,636,795
		171,348,155	1.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool:
3.000%, 07/01/2043	4,292,442	4,309,980
3.500%, 12/01/2045	44,798,833	46,039,718
3.000%, 07/01/2046	12,471,688	12,500,132
3.000%, 11/01/2046	31,020,789	31,040,327
3.500%, 11/01/2046	68,408,590	70,303,443
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	26,366	27,360
Series 1989-94, Class G, 7.500%, 12/25/2019	11,976	12,545
Series 1990-58, Class J, 7.000%, 05/25/2020	1,281	1,358
Series 1990-76, Class G, 7.000%, 07/25/2020	12,426	13,011
Series 1990-105, Class J, 6.500%, 09/25/2020	8,493	8,889
Series 1990-108, Class G, 7.000%, 09/25/2020	2,272	2,396
Series 1991-1, Class G, 7.000%, 01/25/2021	2,996	3,159
Series 1991-86, Class Z, 6.500%, 07/25/2021	8,256	8,787
Series 1993-58, Class H, 5.500%, 04/25/2023	92,045	97,493
Series 1998-66, Class C, 6.000%, 12/25/2028	63,300	68,595
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	36,709	37,782
3.500%, 11/01/2025	3,813,434	3,974,241
2.500%, 04/01/2028	3,711,295	3,757,102
6.500%, 06/01/2029	175,228	196,277
3.000%, 04/01/2031	10,150,725	10,432,125
3.000%, 02/01/2032	43,308,987	44,522,119
3.500%, 05/01/2032	10,954,239	11,437,516
3.500%, 07/01/2032	32,757,052	34,241,655
5.000%, 08/01/2033	6,909,965	7,589,179
3.500%, 01/01/2034	27,559,984	28,773,667
5.000%, 09/01/2035	14,421,862	15,769,572
5.500%, 01/01/2036	251,689	279,843
5.000%, 03/01/2036	6,301,369	6,888,758
6.000%, 12/01/2036	216,115	244,196
5.500%, 05/01/2038	777,798	863,092
5.500%, 01/01/2039	15,328,099	17,165,907
4.500%, 11/01/2039	5,357,874	5,760,734
4.500%, 11/01/2039	6,447,507	6,932,349
4.500%, 12/01/2039	32,543,450	34,986,991
5.000%, 03/01/2040	1,407,505	1,544,134
4.500%, 08/01/2040	1,166,135	1,253,888
4.500%, 09/01/2040	4,523,808	4,864,119
4.000%, 01/01/2041	20,477,919	21,622,689
4.000%, 01/01/2041	40,100,885	42,345,986
4.500%, 03/01/2041	3,177,566	3,423,378
3.500%, 10/01/2041	12,484,746	12,884,561
4.000%, 03/01/2042	9,659,786	10,215,760
3.500%, 06/01/2042	6,332,461	6,534,154
3.500%, 07/01/2042	16,772,214	17,306,439
3.000%, 08/01/2042	21,468,501	21,543,903
3.000%, 10/01/2042	8,175,640	8,206,034
3.000%, 11/01/2042	46,990,114	47,152,800
3.000%, 01/01/2043	36,560,613	36,705,214
3.000%, 01/01/2043	16,945,746	16,955,637
3.000%, 02/01/2043	4,490,752	4,508,378
3.000%, 04/01/2043	7,396,493	7,425,489
3.000%, 04/01/2043	19,754,572	19,831,074
3.000%, 04/01/2043	11,276,279	11,321,716
3.500%, 05/01/2043	17,125,551	17,670,841
3.000%, 06/01/2043	23,217,347	23,291,762
3.000%, 08/01/2043	7,223,452	7,240,637
3.500%, 11/01/2043	13,155,989	13,574,813
3.500%, 01/01/2044	14,522,045	14,984,088
4.000%, 03/01/2044	8,568,953	9,018,888
3.500%, 05/01/2044	53,738,061	55,559,380
4.000%, 07/01/2044	7,346,372	7,732,113
3.500%, 10/01/2044	14,027,482	14,435,768
4.000%, 10/01/2044	16,985,261	17,983,263
3.500%, 06/01/2045	3,379,623	3,494,362
3.000%, 10/01/2045	52,261,999	52,472,655
3.500%, 01/01/2046	47,199,313	48,691,360
4.000%, 04/01/2046	16,395,701	17,361,566
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	6,761	6,911
Series 1074, Class I, 6.750%, 05/15/2021	5,374	5,554
Series 1081, Class K, 7.000%, 05/15/2021	33,340	35,315
Series 163, Class F, 6.000%, 07/15/2021 ∞	7,035	7,352
Series 188, Class H, 7.000%, 09/15/2021	16,748	17,587
Series 1286, Class A, 6.000%, 05/15/2022	5,348	5,639
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	661,691	677,597
3.000%, 04/01/2027	10,261,441	10,561,233
3.500%, 07/01/2027	52,219,830	54,502,144
2.500%, 12/01/2027	13,104,000	13,259,524
2.500%, 05/01/2028	17,099,494	17,296,792
5.000%, 05/01/2028	256,917	280,472
4.500%, 08/01/2029	2,009,248	2,159,942
4.500%, 09/01/2029	2,336,369	2,511,477
2.500%, 05/01/2030	19,647,371	19,819,568
3.000%, 12/01/2030	18,777,568	19,294,929
3.000%, 12/01/2030	30,312,230	31,148,649
3.500%, 01/01/2032	15,972,554	16,681,770
6.000%, 03/01/2033	60,228	68,656
3.500%, 10/01/2033	30,735,679	32,083,555
4.500%, 10/01/2033 §	23,207,986	25,009,476
5.000%, 10/01/2033	25,447,166	27,917,982
5.000%, 11/01/2033	68,870	75,568
4.000%, 01/01/2034	10,131,125	10,751,075
5.500%, 04/01/2034	8,409,788	9,421,650
4.000%, 06/01/2034	13,133,118	13,934,247
4.000%, 09/01/2034	15,770,097	16,732,725
5.500%, 09/01/2034	223,538	250,191
6.000%, 11/01/2034	60,368	68,933
5.500%, 02/01/2035	775,899	869,052
5.000%, 07/01/2035	6,494,309	7,129,576
5.000%, 10/01/2035	3,343,703	3,670,767
5.000%, 02/01/2036	4,703,560	5,164,086
5.500%, 11/01/2036	313,398	350,239
5.500%, 04/01/2037	1,900,316	2,125,917
4.000%, 04/01/2039	17,098,984	18,120,709
5.000%, 06/01/2039	15,222,877	16,707,915
5.000%, 06/01/2039	22,607,053	24,789,036
4.500%, 11/01/2039	305,183	328,763
4.000%, 08/01/2040	2,159,755	2,281,106
3.500%, 12/01/2040	12,724,977	13,142,000
4.000%, 12/01/2040	12,434,267	13,128,005
3.500%, 02/01/2041	19,786,445	20,432,503
4.000%, 02/01/2041	30,083,911	31,776,934
3.500%, 03/01/2041	28,637,878	29,572,962
4.500%, 05/01/2041	11,302,352	12,224,669
4.000%, 06/01/2041	24,952,354	26,339,695
4.500%, 07/01/2041	12,332,289	13,332,091
5.000%, 07/01/2041	17,446,528	19,196,386
3.500%, 09/01/2041	28,990,437	29,933,863
4.000%, 09/01/2041	3,442,538	3,632,492
4.000%, 10/01/2041	8,513,700	8,982,305
3.500%, 11/01/2041	11,638,869	12,007,928
3.500%, 12/01/2041	50,077,025	51,672,175
4.000%, 12/01/2041	12,182,213	12,854,739
4.000%, 01/01/2042	16,263,701	17,157,982
4.500%, 01/01/2042	16,492,626	17,835,089
3.000%, 05/01/2042	6,480,669	6,508,102
3.500%, 08/01/2042	11,435,060	11,797,631
4.000%, 08/01/2042	22,755,611	24,009,884
3.000%, 03/01/2043	8,223,538	8,263,219
3.000%, 03/01/2043	45,311,266	45,497,698
3.000%, 05/01/2043	26,309,444	26,419,424
3.000%, 06/01/2043	11,095,634	11,142,054
4.000%, 07/01/2043	42,165,317	44,491,457
3.000%, 08/01/2043	6,834,012	6,860,851
4.500%, 09/01/2043	18,061,710	19,533,556
3.500%, 10/01/2043	79,949,978	82,342,112
3.000%, 11/01/2043	35,848,168	35,999,899
4.000%, 01/01/2045	13,181,662	13,926,160
3.500%, 02/01/2045	56,679,718	58,468,163
4.000%, 02/01/2045	28,677,325	30,235,520
3.500%, 04/01/2045	42,408,950	43,758,215
4.000%, 10/01/2045	10,597,543	11,195,101
4.500%, 02/01/2046	49,986,544	54,003,245
3.000%, 05/01/2046	19,669,770	19,714,420
Ginnie Mae I Pool,
3.500%, 01/15/2042	19,875,708	20,650,420
Ginnie Mae II Pool:
4.000%, 04/20/2046	19,158,490	20,176,219
4.000%, 05/20/2046	46,647,796	49,125,798
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	55,942	63,415
5.000%, 07/20/2040	2,741,749	3,013,098
3.500%, 10/20/2041	12,155,026	12,628,287
4.000%, 06/20/2042	13,701,278	14,487,326
3.500%, 09/20/2042	5,111,848	5,317,197
3.500%, 01/20/2043	31,879,783	33,160,466
3.000%, 04/20/2045	40,911,981	41,367,623
3.500%, 04/20/2045	38,209,001	39,617,838
4.000%, 08/20/2045	18,421,533	19,405,155
4.500%, 01/20/2046	21,701,831	23,076,985
3.000%, 06/20/2046	27,091,017	27,392,733
3.000%, 08/20/2046	54,628,428	55,236,832
		2,655,678,747	20.9%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust:
Series 2005-4, Class A1, 1.456%, 12/25/2035 ∞	7,223,332	7,180,651
Series 2006-2, Class A3, 1.366%, 09/25/2036 ∞	2,898,742	2,895,219
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 1.406%, 02/25/2036 ∞	3,382,017	3,374,038
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	144,620	144,620
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	731,592	713,810
Series 2006-J5, Class 3A1, 4.494%, 07/25/2021 ∞	145,806	138,949
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	169,548	170,671
Series 2002-11, Class A4, 6.250%, 10/25/2032	22,475	22,871
Series 2004-8CB, Class A, 1.486%, 06/25/2034 ∞	16,770,656	16,668,600
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	750,693	642,471
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.556%, 11/25/2035 ∞	4,779,282	4,728,700
Series 2005-W5, Class A1, 1.451%, 01/25/2036 ∞	40,037,983	38,392,731
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 1.416%, 01/25/2036 ∞	9,555,135	9,479,724
Series 2006-HE1, Class A1, 1.431%, 01/25/2036 ∞	3,836,352	3,787,150
Series 2006-HE3, Class A2, 1.381%, 03/25/2036 ∞	16,159,041	15,716,277
Series 2006-HE6, Class A1, 1.361%, 11/25/2036 ∞	31,993,339	30,194,795
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	46,240	46,683
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	75,998	75,967
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	342,159	338,555
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	139,499	140,246
Series 2007-1, Class 1A1, 5.824%, 04/25/2022 ∞ §	491,780	475,230
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	86,701	85,920
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	201,640	199,308
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	129,350	123,592
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	455,296	398,112
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	1,837,191	1,908,985
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 ∞	1,889,079	1,698,015
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.816%, 06/25/2034 ∞	2,689,849	2,661,355
Series 2005-4, Class 1A1, 1.656%, 04/25/2035 ∞	6,833,239	6,608,169
Series 2005-7, Class 12A1, 1.756%, 08/25/2035 ∞	19,868,518	19,731,610
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	538,433	536,142
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.277%, 09/25/2036 ∞ §	1,849,293	1,667,620
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 ∞	212,842	215,669
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-HE4, Class A2D, 1.576%, 10/25/2035 ∞	732,531	732,167
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	113,178	113,511
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 ∞	479,059	484,639
Series 2005-10, Class AF6, 4.542%, 02/25/2036 ∞	343,066	351,066
Series 2005-13, Class AF3, 4.741%, 04/25/2036 ∞	1,334,069	1,230,582
Series 2006-10, Class 1AF3, 4.629%, 09/25/2046 ∞ §	834,777	725,110
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.325%, 11/25/2033 ∞	10,082,789	10,188,273
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2, 3.896%, 12/25/2035 ∞	115,470	115,063
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	199,662	200,731
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	512,669	522,730
Series 2005-11, Class AF3, 4.674%, 02/25/2036 ∞	1,860,491	1,878,583
Series 2005-16, Class 3AV, 1.446%, 05/25/2036 ∞	9,350,653	9,297,192
Series 2005-17, Class 1AF5, 4.641%, 05/25/2036 ∞ §	344,811	581,845
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	120,662	119,273
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 ∞	7,190	7,312
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 1.516%, 01/25/2036 ∞	2,604,457	2,582,662
Series 2006-FF1, Class 2A4, 1.556%, 01/25/2036 ∞	10,100,000	9,915,882
Series 2005-FF12, Class A2C, 1.546%, 11/25/2036 ∞	6,946,500	6,911,843
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	67,411	67,696
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 §	158,443	155,965
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	543,798	479,107
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	654	655
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028 §	41	35
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 ∞	2,078	2,069
GSAA Home Equity Trust,
Series 2004-6, Class A1, 2.016%, 06/25/2034 ∞	2,644,382	2,536,937
GSAMP Trust:
Series 2005-WMC2, Class A1B, 1.526%, 11/25/2035 ∞	10,598,617	10,543,674
Series 2005-WMC2, Class A2C, 1.566%, 11/25/2035 ∞	9,686,071	9,668,535
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 1.456%, 07/25/2035 ∞	5,159,293	5,084,553
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	1,195	1,192
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.632%, 09/25/2034 ∞	97,206	94,312
Series 2004-5, Class 1A2, 1.916%, 10/25/2034 ∞	5,852,841	5,659,282
Series 2004-6, Class 1A1, 2.016%, 10/25/2034 ∞	4,234,936	4,055,729
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.359%, 03/25/2036 ∞ §	379,970	338,753
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 1.346%, 07/25/2036 ∞	5,386,913	5,326,158
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A5, 3.406%, 07/25/2035 ∞	6,951,520	6,971,924
Series 2007-A1, Class 5A2, 3.406%, 07/25/2035 ∞	4,591,002	4,655,906
Series 2005-A4, Class 1A1, 3.411%, 07/25/2035 ∞	1,885,730	1,880,125
Series 2006-A7, Class 2A4R, 3.263%, 01/25/2037 ∞	884,318	875,537
Series 2006-A7, Class 2A2, 3.263%, 01/25/2037 ∞	206,982	204,926
Series 2007-A2, Class 2A3, 3.422%, 04/25/2037 ∞	2,423,597	2,177,003
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 1.416%, 01/25/2036 ∞	2,503,344	2,488,666
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	674,055	683,095
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	115,474	115,674
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	6,316	6,348
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	94,273	94,697
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	266,339	279,748
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.516%, 01/25/2036 ∞	9,240,555	9,175,787
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.695%, 12/25/2029 ∞	7,883,034	7,906,987
Series 2005-A10, Class A, 1.426%, 02/25/2036 ∞	21,894,022	20,933,512
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.267%, 09/25/2034 ∞	4,365,452	4,451,526
MortgageIT Trust:
Series 2005-2, Class 1A1, 1.736%, 05/25/2035 ∞	2,395,027	2,384,749
Series 2005-3, Class A1, 1.516%, 08/25/2035 ∞	5,483,785	5,212,404
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.446%, 12/25/2035 ∞	14,981,531	14,829,107
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Acquired 04/19/2017, Cost $20,746,833) ∞ *	19,961,179	20,783,877
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Acquired 06/05/2017, Cost $21,919,286) ∞ *	21,050,000	21,863,126
Series 2017-4A, Class A1, 4.000%, 05/25/2057 ∞	36,025,000	37,628,112
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 1.666%, 09/25/2035 ∞	5,224,062	5,220,944
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 1.366%, 01/25/2037 ∞	5,688,260	5,624,814
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	51,543	50,913
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	26,705	26,952
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	9,329	9,310
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034 ∞	16,515	16,669
Series 2006-KS4, Class A4, 1.456%, 06/25/2036 ∞	16,025,217	15,870,734
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 ∞	2,524,349	1,358,726
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 1.541%, 10/25/2035 (Acquired 03/13/2014, Cost $524,620) ∞ *	531,093	530,446
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.886%, 10/25/2035 ∞	2,468,405	2,455,393
Series 2005-AB3, Class A2C, 1.576%, 09/25/2036 ∞	3,971,688	3,957,442
Series 2006-BC1, Class A2D, 1.516%, 12/25/2036 ∞	3,468,375	3,453,438
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 3.366%, 09/25/2034 ∞	5,863,722	5,832,615
Series 2004-16, Class 2A, 3.575%, 11/25/2034 ∞	7,242,986	7,222,755
Series 2004-16, Class 1A2, 4.055%, 11/25/2034 ∞	9,028,405	9,035,499
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 1.876%, 02/25/2035 ∞	10,596,877	10,584,178
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 ∞	65,378	67,821
Series 2006-OPT1, Class A6, 1.366%, 04/25/2036 ∞	15,446,568	14,956,083
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.883%, 10/25/2043 ∞	18,697,915	18,872,408
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $9,567,474) ∞ *	9,334,521	9,522,517
Series 2015-5, Class A1, 3.500%, 05/25/2055 (Acquired 06/15/2016, Cost $4,915,483) ∞ *	4,785,429	4,910,441
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $13,225,842) ∞ *	13,132,840	13,317,058
Series 2016-3, Class A1, 2.250%, 04/25/2056 (Acquired 09/08/2016, Cost $2,587,547) ∞ *	2,577,772	2,569,933
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Acquired 12/07/2016, Cost $6,865,925) ∞ *	6,869,525	6,876,522
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 02/07/2017 through 04/17/2017, Cost $45,585,476) ∞ *	45,530,851	45,881,803
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	133,533	134,657
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	240,586	242,971
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	19,067	19,293
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	84,474	86,617
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	64,435	65,376
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	8,029,367	8,503,882
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	4,389,261	4,688,067
Series 2004-AR14, Class A1, 2.908%, 01/25/2035 ∞	12,210,352	12,431,485
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 3.152%, 06/25/2035 ∞	20,309,989	20,724,723
		661,860,892	5.2%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2011-M4, Class A2, 3.726%, 06/25/2021	20,000,000	21,169,214
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K003, Class A4, 5.053%, 01/25/2019	27,000,000	28,033,104
Series K004, Class A2, 4.186%, 08/25/2019	6,200,000	6,490,513
Series K712, Class A2, 1.869%, 11/25/2019	18,225,000	18,266,637
Series K714, Class A2, 3.034%, 10/25/2020 ∞	34,345,000	35,439,915
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,367,364
Series K-721, Class A2, 3.090%, 08/25/2022 ∞	25,545,000	26,558,715
Series K-028, Class A2, 3.111%, 02/25/2023	23,175,000	24,079,318
Series K-050, Class A2, 3.334%, 08/25/2025 ∞	72,374,000	75,740,817
Series K-064, Class A2, 3.224%, 03/25/2027 ∞	5,720,000	5,887,801
		260,033,398	2.1%
Non-U.S. Government Agency Issues
BANK 2017-BNK4,
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050	19,675,000	20,411,093
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/10/2049	32,725,000	31,727,404
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	18,933,388	19,325,866
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	11,582,908
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,397,167	7,680,392
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	25,725,000	27,425,042
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,203,816
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	14,729,411
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 09/10/2049	9,500,000	9,490,941
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,997,320	37,343,741
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	16,702,913	16,887,415
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	10,000,000	10,153,349
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,700,059	8,803,877
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/15/2045	4,500,000	4,650,342
Series 2013-C12, Class A5, 3.664%, 07/15/2045	6,835,000	7,167,252
Series 2013-C15, Class A4, 4.096%, 11/15/2045	2,130,000	2,283,080
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	8,952,901
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	10,000,000	10,396,153
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,433,160
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	38,705,203
Series 2012-C6, Class A4, 2.858%, 11/15/2045	25,685,945	26,062,671
Series 2013-C10, Class A3, 4.104%, 07/15/2046 ∞	6,500,000	6,947,762
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	24,329,816
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	12,250,000	12,530,346
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	18,653,085
Series 2015-SG1, Class ASB, 3.556%, 09/15/2048	18,900,000	19,764,031
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	45,576,689
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	24,764,220	25,746,116
Series 2013-C13, Class ASB, 2.654%, 05/15/2045	7,450,000	7,565,326
Series 2013-C18, Class A4, 3.896%, 12/15/2046	12,900,000	13,687,472
Series 2014-C21, Class A5, 3.678%, 08/15/2047	13,254,000	13,818,994
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,550,126
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,283,148
		547,868,928	4.3%
Other Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2016-A4, Class A4, 1.330%, 06/15/2022	47,425,000	47,022,281
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	40,100,000	39,733,093
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,520,036
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	13,497	13,500
Series 1998-2, Class A5, 6.240%, 12/01/2028	303,202	313,312
Series 1998-3, Class A5, 6.220%, 03/01/2030	365,013	389,750
Series 1998-4, Class A5, 6.180%, 04/01/2030	2,157,746	2,276,087
Series 1998-7, Class A1, 6.320%, 07/01/2030	18,213,233	19,139,033
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	50,225,000	49,803,306
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 03/23/2016, Cost $27,169,676) *	27,030,000	27,291,591
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 03/14/2016 through 10/31/2016, Cost $9,526,881) *	9,540,000	9,577,703
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/24/2016, Cost $28,343,040) *	28,325,000	28,475,760
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016 through 05/26/2017, Cost $21,703,749) *	21,720,000	21,561,357
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A3, 1.610%, 12/20/2019	10,500,000	10,481,730
Hyundai Auto Lease Securitization Trust,
Series 2016-C, Class A3, 1.490%, 02/18/2020 (Acquired 08/09/2016, Cost $14,773,378) *	14,775,000	14,743,956
Kubota Credit Owner Trust,
Series 2016-1A, Class A3, 1.500%, 07/15/2020 (Acquired 07/26/2016, Cost $12,172,018) *	12,175,000	12,099,000
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (Acquired 05/03/2016 through 05/10/2017, Cost $13,220,417) *	13,250,000	13,174,182
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	25,459	25,773
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 11/16/2015 through 01/29/2016, Cost $7,851,037) *	7,875,719	7,885,957
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.370%, 03/15/2023	12,841,000	12,968,817
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,908,521
Verizon Owner Trust,
Series 2016-2A, Class A, 1.680%, 05/20/2021 (Acquired 11/16/2016 through 05/19/2017, Cost $51,644,822) *	51,650,000	51,508,923
Verizon Owner Trust 2017-2,
Series 2017-2A, Class A, 1.920%, 12/20/2021 (Acquired 06/13/2017, Cost $3,824,414) *	3,825,000	3,824,414
		386,738,082	3.0%
Total Long-Term Investments (Cost $12,397,141,617)		12,486,321,857	98.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.85% «	268,848,669	268,848,669
Total Short-Term Investment (Cost $268,848,669)		268,848,669	2.1%
Total Investments (Cost $12,665,990,286)		12,755,170,526	100.2%
Liabilities in Excess of Other Assets		(28,252,809)	(0.2)%
TOTAL NET ASSETS		$12,726,917,717	100.0%
Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $2,018,378,098, which represents 15.86% of total net assets.

«	7-Day Yield.
§	Security in Default.
f	Foreign Security.

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$231,750,000	$230,555,097
1.875%, 03/31/2022	192,500,000	192,612,805
2.500%, 05/15/2024	193,975,000	198,740,966
2.250%, 11/15/2025	158,725,000	158,762,141
3.500%, 02/15/2039	379,170,000	428,388,162
2.875%, 05/15/2043	594,625,000	600,385,727
2.500%, 02/15/2045	34,850,000	32,523,484
		1,841,968,382	12.7%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,174,750) * f	3,000,000	3,159,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	4,080,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,029,504) * f	5,000,000	5,350,930
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,388,829
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,075,000	21,078,393
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,682,388
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,012,287
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,310,500
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,277,702
Electricite de France SA,
4.750%, 10/13/2035 (Acquired 10/07/2015, Cost $9,790,200) * f	10,000,000	10,681,200
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	13,975,248
4.000%, 01/29/2021 f	2,400,000	2,517,735
The Korea Development Bank:
2.250%, 05/18/2020 f	7,200,000	7,167,676
3.000%, 09/14/2022 f	4,400,000	4,460,650
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	638,581
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,918,960
Petrobras Global Finance BV:
5.375%, 01/27/2021 f	3,200,000	3,253,440
7.375%, 01/17/2027 f	9,300,000	9,839,400
Petroleos Mexicanos:
4.875%, 01/24/2022 f	6,500,000	6,696,365
4.250%, 01/15/2025 f	15,000,000	14,587,500
4.500%, 01/23/2026 f	4,500,000	4,374,135
6.500%, 06/02/2041 f	4,000,000	3,972,000
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	5,082,607
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,595,067
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	20,094,172
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * f	20,000,000	19,657,087
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (Acquired 09/22/2016, Cost $7,968,880) * f	8,000,000	7,899,144
3.500%, 05/03/2026 (Acquired 04/25/2016, Cost $9,916,600) * f	10,000,000	9,940,150
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022 (Acquired 04/05/2017, Cost $6,944,232) * f	6,950,000	7,005,878
State Bank of India/London,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,009,028
		221,706,052	1.5%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,181,085
3.700%, 09/15/2024	4,025,000	4,207,743
7.430%, 10/01/2026	3,300,000	4,181,305
6.150%, 03/01/2037	9,000,000	11,244,177
5.400%, 10/01/2043	5,000,000	5,746,310
4.750%, 09/15/2044	1,950,000	2,052,798
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,031,983) * f	10,000,000	10,068,500
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,512,192
Abbott Laboratories:
3.400%, 11/30/2023	10,000,000	10,236,800
4.750%, 11/30/2036	38,500,000	41,905,787
AbbVie, Inc.:
2.000%, 11/06/2018	10,835,000	10,860,712
3.200%, 11/06/2022	3,000,000	3,076,974
3.600%, 05/14/2025	2,500,000	2,550,160
4.300%, 05/14/2036	3,825,000	3,892,710
Actavis Funding SCS,
3.850%, 06/15/2024 f	125,000	130,399
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	758,273
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,673,680
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,570,935
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	6,518,187
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 f	10,000,000	10,199,240
Allergan Funding SCS,
4.550%, 03/15/2035 f	125,000	133,416
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,253,321
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	8,217,192
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	4,380,000	4,830,750
6.450%, 09/15/2036	4,025,000	4,737,795
Anglo American Capital PLC:
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,107,987) * f	5,600,000	6,265,000
3.750%, 04/10/2022 (Acquired 04/03/2017, Cost $7,000,000) * f	7,000,000	7,035,000
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	20,350,000	20,955,026
3.650%, 02/01/2026	25,625,000	26,400,669
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	11,663,981
ArcelorMittal:
6.125%, 06/01/2018 f	150,000	155,437
6.000%, 03/01/2021 f	7,950,000	8,556,188
6.750%, 02/25/2022 f	2,000,000	2,250,000
AT&T, Inc.:
3.600%, 02/17/2023	10,550,000	10,797,503
3.400%, 05/15/2025	20,225,000	19,882,995
4.125%, 02/17/2026	8,925,000	9,150,526
5.250%, 03/01/2037	7,125,000	7,590,811
5.650%, 02/15/2047	4,225,000	4,652,473
4.500%, 03/09/2048	15,264,000	14,282,128
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,080,770
Ball Corp.,
5.250%, 07/01/2025	25,000,000	27,593,750
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	14,842,226
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	7,168,742
3.250%, 06/15/2023	10,960,000	11,118,010
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	13,310,557
3.363%, 06/06/2024	10,000,000	10,022,860
3.734%, 12/15/2024	9,250,000	9,401,570
4.875%, 05/15/2044	4,000,000	4,149,044
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,066,329
Boardwalk Pipelines LP:
4.950%, 12/15/2024	13,875,000	14,698,911
5.950%, 06/01/2026	17,025,000	18,957,559
Boston Scientific Corp.,
2.650%, 10/01/2018	10,000,000	10,091,810
BP Capital Markets PLC:
1.926%, 09/26/2018 ∞ f	5,000,000	5,031,190
4.750%, 03/10/2019 f	1,500,000	1,573,443
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	18,003,664
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,924,854
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	13,690,000	15,311,224
3.250%, 08/15/2026	13,188,000	12,600,963
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,240,492
Celgene Corp.,
3.550%, 08/15/2022	5,730,000	5,965,010
CF Industries, Inc.:
6.875%, 05/01/2018	8,480,000	8,808,600
3.450%, 06/01/2023	24,874,000	23,505,930
5.375%, 03/15/2044	10,922,000	9,747,885
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022	33,748,000	35,957,347
6.384%, 10/23/2035	6,000,000	7,112,118
CK Hutchinson International Ltd.,
2.875%, 04/05/2022 (Acquired 03/30/2017, Cost $7,468,123) * f	7,475,000	7,507,598
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	10,187,757
4.500%, 06/01/2025	14,010,000	14,913,477
5.800%, 06/01/2045	2,223,000	2,644,481
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,718,659
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,288,043
4.400%, 08/15/2035	13,450,000	14,457,903
3.200%, 07/15/2036	15,000,000	14,038,725
4.650%, 07/15/2042	2,000,000	2,192,852
Computer Sciences Corp.,
4.450%, 09/15/2022	2,000,000	2,117,122
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	1,030,341
Constellation Brands, Inc.:
4.750%, 11/15/2024	100,000	109,002
4.750%, 12/01/2025	1,000,000	1,095,341
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	2,114	2,138
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $8,469,874) *	7,670,000	8,448,030
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,443,251) *	5,475,000	5,340,052
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) *	4,625,000	4,659,868
3.350%, 09/15/2026 (Acquired 09/08/2016, Cost $14,974,650) *	15,000,000	14,729,190
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $4,448,398) *	4,450,000	4,351,659
6.450%, 12/01/2036 (Acquired 01/27/2017, Cost $5,773,812) *	5,550,000	6,093,439
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,557,505
CSX Corp.,
6.220%, 04/30/2040	350,000	460,406
CVS Health Corp.,
3.875%, 07/20/2025	2,302,000	2,393,495
Danone SA:
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,541,076
2.589%, 11/02/2023 (Acquired 10/26/2016, Cost $10,000,000) * f	10,000,000	9,756,770
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 07/22/2016, Cost $11,397,834) *	10,505,000	11,739,337
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,248,313) *	2,245,000	2,289,900
DCP Midstream Operating LP,
2.500%, 12/01/2017	175,000	174,781
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,316,326
8.750%, 06/15/2030 f	925,000	1,371,848
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	6,488,355
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (Acquired 08/16/2016, Cost $13,976,166) *	13,685,000	14,004,901
4.420%, 06/15/2021 (Acquired 04/06/2017 through 05/09/2017, Cost $30,498,459) *	29,125,000	30,704,099
5.450%, 06/15/2023 (Acquired 05/17/2016, Cost $7,996,560) *	8,000,000	8,681,360
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,562,500
Dollar General Corp.,
1.875%, 04/15/2018	2,100,000	2,101,525
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,238,738
The Dow Chemical Co.:
8.550%, 05/15/2019	32,350,000	36,233,197
4.125%, 11/15/2021	835,000	887,069
DXC Technology Co.,
4.250%, 04/15/2024 (Acquired 03/13/2017 through 06/22/2017, Cost $38,359,941) *	37,639,000	38,942,401
Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,513,627
4.000%, 11/02/2032	3,660,000	3,786,179
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,524,794
El du Pont de Nemours & Co.,
2.200%, 05/01/2020	7,700,000	7,741,788
EMC Corp.,
2.650%, 06/01/2020	200,000	196,246
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	15,054,015
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,391,003) *	3,190,000	3,431,429
Enbridge, Inc.,
5.500%, 12/01/2046 f	5,000,000	5,592,560
Encana Corp.,
6.500%, 05/15/2019 f	610,000	650,608
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,727,958
9.700%, 03/15/2019	1,189,000	1,331,606
4.150%, 10/01/2020	13,475,000	13,995,216
5.200%, 02/01/2022	1,000,000	1,075,184
3.600%, 02/01/2023	5,000,000	5,023,155
4.050%, 03/15/2025	6,204,000	6,228,909
4.200%, 04/15/2027	8,275,000	8,272,460
5.150%, 03/15/2045	5,000,000	4,857,875
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	23,963,772
Ensco PLC,
5.200%, 03/15/2025 f	6,000,000	4,875,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,113,200
3.350%, 03/15/2023	10,000,000	10,268,250
3.750%, 02/15/2025	7,000,000	7,208,614
EQT Midstream Partners LP,
4.125%, 12/01/2026	14,750,000	14,883,001
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 10/26/2016, Cost $5,440,372) *	5,385,000	5,393,368
2.600%, 12/01/2021 (Acquired 05/23/2016 through 06/28/2017, Cost $10,260,804) *	10,275,000	10,234,445
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,885,452
3.500%, 06/15/2024	7,500,000	7,565,498
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,649,695
3.900%, 02/01/2035	7,000,000	6,948,060
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,000,000	5,237,715
4.500%, 10/15/2022	3,100,000	3,368,376
3.500%, 04/15/2023	6,075,000	6,312,459
3.875%, 06/05/2024	23,522,000	24,637,931
3.000%, 08/15/2026	9,300,000	9,005,339
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,208,587
3.500%, 10/01/2022	11,500,000	11,896,371
3.850%, 06/01/2025	11,720,000	12,174,771
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,120,744
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	11,647,179
4.375%, 05/10/2043 f	4,000,000	4,058,256
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	5,375,000	5,393,253
2.551%, 10/05/2018	8,500,000	8,555,947
2.681%, 01/09/2020	5,000,000	5,033,590
3.200%, 01/15/2021	11,250,000	11,418,694
5.750%, 02/01/2021	13,000,000	14,304,459
3.336%, 03/18/2021	5,500,000	5,606,194
5.875%, 08/02/2021	8,975,000	10,008,328
4.250%, 09/20/2022	4,459,000	4,684,309
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost $1,082,874) *	1,060,000	1,093,155
5.000%, 12/15/2021 (Acquired 08/26/2014 through 05/11/2016, Cost $43,986,150) *	41,397,000	45,197,410
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,694,781
6.500%, 11/15/2020	6,337,000	6,503,346
6.625%, 05/01/2021	6,447,000	6,575,940
6.750%, 02/01/2022	2,649,000	2,741,715
3.550%, 03/01/2022	6,275,000	5,880,805
3.875%, 03/15/2023	8,000,000	7,440,000
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Acquired 09/16/2015 through 02/24/2016, Cost $25,122,279) *	25,000,000	26,250,000
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,889,916
5.550%, 05/04/2020	1,199,000	1,317,109
4.375%, 09/16/2020	838,000	899,491
5.300%, 02/11/2021	859,000	949,962
4.650%, 10/17/2021	2,420,000	2,665,778
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,078,612
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,517,388
2.350%, 10/04/2019	2,700,000	2,699,735
3.700%, 11/24/2020	1,509,000	1,561,317
4.200%, 03/01/2021	21,158,000	22,191,907
3.200%, 07/06/2021	25,600,000	25,887,744
4.375%, 09/25/2021	4,450,000	4,690,598
3.450%, 01/14/2022	5,200,000	5,282,716
3.150%, 06/30/2022	6,325,000	6,334,791
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (Acquired 06/08/2017 through 06/20/2017, Cost $31,043,598) * f	30,620,000	31,005,108
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010 through 06/09/2016, Cost $11,961,209) *	11,000,000	12,033,659
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	20,424,180
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,139,000
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,084,274) * f	7,000,000	7,251,776
6.000%, 11/15/2041 (Acquired 04/14/2016 through 10/12/2016, Cost $6,556,898) * f	7,400,000	8,170,192
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 09/16/2016, Cost $16,889,152) *	16,940,000	17,381,965
4.625%, 04/29/2024 (Acquired 10/08/2014 through 06/28/2017, Cost $25,550,978) *	26,730,000	27,943,542
4.000%, 03/27/2027 (Acquired 03/21/2017, Cost $6,931,120) *	7,000,000	6,887,279
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014 through 04/10/2017, Cost $26,977,624) * f	26,633,000	27,406,353
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,089,130
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/21/2015, Cost $9,996,200) *	10,000,000	10,732,690
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,867,261
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	11,308,750
6.500%, 02/15/2020	5,000,000	5,456,250
5.000%, 03/15/2024	8,366,000	8,857,503
5.375%, 02/01/2025	25,175,000	26,554,590
Hewlett Packard Enterprise Co.,
3.600%, 10/15/2020	7,550,000	7,784,797
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	19,456,399
HP, Inc.,
4.650%, 12/09/2021	32,425,000	34,995,135
Husky Energy, Inc.,
4.000%, 04/15/2024 f	7,380,000	7,483,475
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,189,417) * f	2,000,000	2,183,600
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * f	4,625,000	4,723,527
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	15,472,170
Hyundai Capital America:
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $24,583,026) *	24,600,000	24,675,694
1.750%, 09/27/2019 (Acquired 09/22/2016, Cost $9,987,800) *	10,000,000	9,848,120
3.000%, 03/18/2021 (Acquired 12/02/2016, Cost $10,010,123) *	10,000,000	10,056,180
3.100%, 04/05/2022 (Acquired 04/26/2017, Cost $1,992,540) *	2,000,000	2,005,278
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,497,034) * f	12,470,000	12,510,453
2.625%, 09/29/2020 (Acquired 03/23/2015 through 06/28/2017, Cost $9,210,458) * f	9,225,000	9,181,181
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	5,198,067
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	8,425,000	8,628,396
4.650%, 11/01/2044 f	1,300,000	1,401,953
Ingredion, Inc.,
1.800%, 09/25/2017	13,020,000	13,027,773
Johnson Controls International PLC:
3.900%, 02/14/2026 f	10,000,000	10,470,240
5.250%, 12/01/2041 f	1,150,000	1,309,962
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	16,444,001
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,547,380
4.550%, 10/30/2024	4,417,000	4,636,494
4.600%, 04/06/2027	15,000,000	15,757,065
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	9,738,149
6.850%, 02/15/2020	4,645,000	5,121,261
6.500%, 02/01/2037	400,000	442,878
6.950%, 01/15/2038	1,350,000	1,612,302
7.500%, 11/15/2040	2,500,000	3,118,833
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,020,765
Kinder Morgan, Inc./DE:
3.050%, 12/01/2019	7,000,000	7,121,618
5.000%, 02/15/2021 (Acquired 05/26/2015 through 04/22/2016, Cost $10,378,244) *	10,008,000	10,730,097
8.050%, 10/15/2030	14,009,000	17,039,679
7.800%, 08/01/2031	10,000,000	12,606,740
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	5,871,250
Kraft Heinz Foods Co.:
3.500%, 07/15/2022	17,000,000	17,526,796
6.750%, 03/15/2032	10,000,000	12,383,110
5.000%, 07/15/2035	7,075,000	7,650,749
5.000%, 06/04/2042	5,000,000	5,278,420
Lafarge SA,
7.125%, 07/15/2036 f	1,425,000	1,832,493
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Acquired 09/15/2016, Cost $9,991,600) *	10,000,000	9,886,590
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,855,349
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,984,970
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,028,070
4.200%, 03/15/2045	8,770,000	8,143,524
4.250%, 09/15/2046	1,230,000	1,201,012
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,755,271
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,573,040
3.625%, 09/15/2024	2,500,000	2,526,103
4.750%, 09/15/2044	3,985,000	3,785,953
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	491,936
6.250%, 05/01/2037	450,000	536,568
Masco Corp.,
7.125%, 03/15/2020	232,000	260,088
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,508,252
Medtronic, Inc.,
2.500%, 03/15/2020	5,000,000	5,072,455
Microsoft Corp.:
4.200%, 11/03/2035	5,650,000	6,173,518
3.950%, 08/08/2056	17,000,000	17,002,431
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (Acquired 04/01/2015 through 06/28/2017, Cost $26,149,337) *	26,313,000	26,502,480
3.900%, 04/15/2025 (Acquired 06/20/2016, Cost $4,471,290) *	4,500,000	4,587,426
The Mosaic Co.,
5.450%, 11/15/2033	16,101,000	16,986,990
MPLX LP:
5.500%, 02/15/2023	1,900,000	1,950,863
4.500%, 07/15/2023	275,000	291,932
4.875%, 12/01/2024	9,650,000	10,288,502
4.000%, 02/15/2025	8,000,000	8,054,448
4.875%, 06/01/2025	7,000,000	7,422,786
Murphy Oil Corp.,
4.700%, 12/01/2022	12,600,000	12,165,300
Mylan NV:
3.000%, 12/15/2018 f	4,500,000	4,560,741
3.750%, 12/15/2020 f	5,875,000	6,106,528
3.150%, 06/15/2021 f	8,100,000	8,240,478
Mylan, Inc.:
2.600%, 06/24/2018	7,775,000	7,830,848
3.125%, 01/15/2023 (Acquired 11/21/2016, Cost $11,264,356) *	11,800,000	11,739,973
4.200%, 11/29/2023	4,525,000	4,738,304
Nabors Industries, Inc.,
6.150%, 02/15/2018	176,000	177,760
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,400,000	4,874,566
Newell Brands, Inc.,
3.850%, 04/01/2023	20,000,000	20,998,780
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,082,692
5.050%, 11/15/2044	3,000,000	3,081,057
Noble Holding International Ltd.,
5.750%, 03/16/2018 f	7,000,000	7,042,420
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,446,000
6.750%, 02/01/2021	3,000,000	3,270,000
Oi Brasil Holdings Cooperatief UA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f §	3,000,000	1,042,500
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	9,586,963
5.000%, 09/15/2023	5,800,000	6,267,155
ONEOK, Inc.,
4.250%, 02/01/2022	6,325,000	6,530,563
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	9,215,850
3.900%, 05/15/2035	7,425,000	7,651,299
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,470,850
3.400%, 08/15/2026	5,000,000	4,925,520
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,042,968
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,498,560
Pentair Finance SA:
2.900%, 09/15/2018 f	2,206,000	2,228,777
2.650%, 12/01/2019 f	5,000,000	5,037,875
Pernod Ricard SA,
4.250%, 07/15/2022 (Acquired 06/09/2016 through 06/28/2017, Cost $28,814,517) * f	26,700,000	28,476,645
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 06/13/2017, Cost $31,452,801) * f	31,475,000	29,591,158
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	9,326,610
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,609,271
4.650%, 11/15/2034	13,000,000	13,683,332
5.875%, 05/01/2042	5,000,000	6,041,045
4.875%, 11/15/2044	15,000,000	16,078,620
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,915,736
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	14,638,760
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,277,457
3.250%, 03/15/2023	8,375,000	8,503,598
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,279,726
Potash Corp of Saskatchewan, Inc.,
4.000%, 12/15/2026 f	10,000,000	10,311,120
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	208,000
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,295,809
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,107,500
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,508,403) *	3,500,000	3,833,809
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	13,956,839
3.550%, 06/01/2022	4,000,000	4,163,284
4.750%, 05/15/2023	13,459,000	14,795,452
2.900%, 07/01/2026	20,000,000	19,608,420
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,007,654) *	2,000,000	2,082,500
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,697,945) *	2,695,000	2,863,438
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	24,500,000	27,024,946
5.875%, 06/30/2026	27,935,000	31,221,329
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,330,242) * f §	5,475,000	3,107,062
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,873,256) * f §	5,125,000	2,908,438
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (Acquired 12/10/2015, Cost $10,975,140) *	11,000,000	11,200,167
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,046,820
Seagate HDD Cayman,
4.250%, 03/01/2022 (Acquired 01/31/2017, Cost $14,965,500) * f	15,000,000	15,247,155
The Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	11,054,585
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 f	51,400,000	50,946,292
Silgan Holdings, Inc.,
4.750%, 03/15/2025 (Acquired 02/08/2017, Cost $1,000,000) *	1,000,000	1,025,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $987,608) * f	960,000	1,230,919
Smithfield Foods, Inc.,
3.350%, 02/01/2022 (Acquired 01/25/2017 through 06/13/2017, Cost $20,490,328) *	20,482,000	20,588,515
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 11/30/2015 through 01/14/2016, Cost $39,200,406) *	39,226,000	40,475,740
4.450%, 12/03/2025 (Acquired 05/04/2016 through 06/28/2017, Cost $25,497,212) *	24,426,000	25,995,346
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,057,204
Spectra Energy Partners LP,
3.500%, 03/15/2025	15,150,000	14,995,440
Sprint Capital Corp.,
6.900%, 05/01/2019	675,000	720,529
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,007,152
6.100%, 02/15/2042	1,000,000	1,050,728
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.125%, 11/15/2019	7,000,000	7,078,750
TC PipeLines LP,
4.375%, 03/13/2025	25,830,000	26,917,572
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	7,142,884
Telecom Italia Capital SA:
7.175%, 06/18/2019 f	500,000	545,625
7.200%, 07/18/2036 f	3,175,000	3,681,016
Telecom Italia SpA/Milano,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 09/23/2015, Cost $21,646,582) * f	21,500,000	23,058,750
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	8,942,000	8,942,000
5.462%, 02/16/2021 f	2,402,000	2,642,030
4.570%, 04/27/2023 f	1,000,000	1,088,617
4.103%, 03/08/2027 f	8,125,000	8,394,311
7.045%, 06/20/2036 f	4,925,000	6,469,785
5.213%, 03/08/2047 f	5,000,000	5,398,660
TELUS Corp.,
2.800%, 02/16/2027 f	13,100,000	12,346,776
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	1,000,000
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, 07/21/2023 f	14,275,000	13,884,507
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	7,233,058
Time Warner Cable LLC:
6.750%, 07/01/2018	11,000,000	11,508,288
8.750%, 02/14/2019	1,132,000	1,245,096
8.250%, 04/01/2019	35,000	38,610
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,335,616
Time Warner, Inc.:
3.800%, 02/15/2027	3,500,000	3,523,660
7.625%, 04/15/2031	13,500,000	18,412,825
7.700%, 05/01/2032	19,233,000	26,773,625
4.850%, 07/15/2045	12,000,000	12,356,208
The Timken Co.,
3.875%, 09/01/2024	18,500,000	18,428,054
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,574,962
Transocean, Inc.:
8.375%, 12/15/2021 f	5,500,000	5,830,000
5.800%, 10/15/2022 f	5,000,000	4,637,500
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 06/28/2017, Cost $37,499,379) * f	37,655,000	37,579,041
TTX Co.:
4.650%, 06/15/2044 (Acquired 11/07/2016, Cost $8,226,565) *	7,710,000	8,137,713
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	24,279,837
Tyco Electronics Group SA,
7.125%, 10/01/2037 f	500,000	686,099
US Airways Pass Through Trust,
Class 981B, 7.350%, 01/30/2018	177,936	181,494
Vale Overseas Ltd.:
5.875%, 06/10/2021 f	25,125,000	26,971,688
4.375%, 01/11/2022 f	2,700,000	2,748,060
6.250%, 08/10/2026 f	22,000,000	23,732,500
8.250%, 01/17/2034 f	425,000	504,687
6.875%, 11/21/2036 f	150,000	160,875
6.875%, 11/10/2039 f	13,425,000	14,398,313
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,069,313) * f	5,000,000	4,287,500
Valero Energy Corp.:
9.375%, 03/15/2019	19,806,000	22,164,261
3.400%, 09/15/2026	17,500,000	17,119,200
6.625%, 06/15/2037	5,000,000	6,175,500
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,874,148
4.000%, 06/15/2025	10,000,000	10,332,880
Verizon Communications, Inc.:
4.272%, 01/15/2036	19,649,000	18,964,350
5.250%, 03/16/2037	18,225,000	19,591,711
4.812%, 03/15/2039 (Acquired 09/30/2013 through 11/08/2016, Cost $37,298,658) *	37,955,000	38,365,597
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,113,100
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,461,740) * f	7,000,000	7,603,197
Vodafone Group PLC:
1.250%, 09/26/2017 f	15,000,000	14,985,150
6.150%, 02/27/2037 f	3,150,000	3,818,250
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,549,691
7.500%, 06/15/2021	16,763,000	19,783,106
4.500%, 04/01/2025	3,000,000	3,203,679
7.150%, 11/30/2037	500,000	656,344
Wabtec Corp./DE,
3.450%, 11/15/2026 (Acquired 10/31/2016 through 06/28/2017, Cost $27,243,541) *	27,225,000	26,843,442
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,599,195
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,310,577
3.800%, 11/18/2024	10,000,000	10,386,030
3.450%, 06/01/2026	7,000,000	6,985,202
Waste Management, Inc.:
6.100%, 03/15/2018	200,000	206,046
3.900%, 03/01/2035	5,000,000	5,161,690
Weatherford International Ltd.,
4.500%, 04/15/2022 f	5,020,000	4,430,150
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	19,323,540
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	7,356,263
9.750%, 06/15/2020	1,060,000	1,253,960
8.200%, 01/15/2030	3,012,000	4,240,351
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,161,607
The Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,875,400
3.700%, 01/15/2023	3,000,000	2,955,000
Class A, 7.500%, 01/15/2031	120,000	142,200
7.750%, 06/15/2031	3,500,000	4,165,000
5.750%, 06/24/2044	2,500,000	2,581,250
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,152,372
6.300%, 04/15/2040	1,590,000	1,842,664
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	14,945,535
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	3,960,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	4,030,000
Yara International ASA:
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $6,434,285) * f	5,880,000	6,463,261
3.800%, 06/06/2026 (Acquired 06/01/2016 through 02/08/2017, Cost $20,646,143) * f	20,250,000	20,094,014
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,291,229
3.250%, 02/01/2023	24,276,000	24,880,108
4.500%, 11/13/2025	16,275,000	17,768,297
		3,802,582,211	26.3%
Utilities
Appalachian Power Co.,
Class P, 6.700%, 08/15/2037	1,275,000	1,681,711
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,275,940
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,181,503
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,099,958
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,387,139
Dominion Resources, Inc./VA:
2.500%, 12/01/2019	5,225,000	5,265,687
Class B, 5.950%, 06/15/2035	1,880,000	2,307,211
Edison International,
2.950%, 03/15/2023	5,000,000	5,048,995
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,614,951) * f	1,564,000	1,642,278
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,008,831) * f	8,816,000	9,113,540
3.625%, 07/15/2024 (Acquired 06/21/2017, Cost $9,958,000) * f	10,000,000	9,924,400
Enel Finance International NV:
2.875%, 05/25/2022 (Acquired 05/22/2017, Cost $7,477,500) * f	7,500,000	7,510,402
3.625%, 05/25/2027 (Acquired 05/22/2017 through 05/23/2017, Cost $17,302,925) * f	17,500,000	17,331,020
6.000%, 10/07/2039 (Acquired 10/04/2016, Cost $760,242) * f	631,000	750,409
4.750%, 05/25/2047 (Acquired 05/23/2017 through 05/24/2017, Cost $9,973,750) * f	10,000,000	10,289,590
Exelon Corp.:
3.950%, 06/15/2025	15,650,000	16,195,262
5.100%, 06/15/2045	5,875,000	6,583,178
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,395,018
5.600%, 06/15/2042	6,100,000	6,125,541
FORTIS, Inc.,
3.055%, 10/04/2026 (Acquired 09/29/2016, Cost $14,150,000) * f	14,150,000	13,654,637
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,016,250
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,524,376
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,802,381) * f	2,800,000	2,996,387
National Rural Utilities Cooperative Finance Corp.,
2.300%, 11/15/2019	5,000,000	5,031,015
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,600,000	2,616,302
PSEG Power LLC,
3.000%, 06/15/2021	26,550,000	26,957,994
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	6,895,519
RGS I&M Funding Corp.,
Class F, 9.820%, 06/07/2022	145,317	160,166
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	7,174,457
The Southern Co.,
2.950%, 07/01/2023	17,400,000	17,288,466
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,363,654
		214,788,005	1.5%
Financials
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,775,793) * f	6,750,000	6,802,711
2.450%, 06/04/2020 (Acquired 05/28/2015 through 06/28/2017, Cost $12,972,958) * f	13,000,000	13,078,858
4.750%, 07/28/2025 (Acquired 07/21/2015 through 04/05/2017, Cost $23,413,337) * f	23,150,000	24,405,679
4.800%, 04/18/2026 (Acquired 04/11/2016 through 11/30/2016, Cost $19,729,796) * f	19,600,000	20,811,887
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	8,919,894
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,116,167) *	2,000,000	2,644,080
Ally Financial, Inc.:
3.600%, 05/21/2018	7,000,000	7,078,750
3.250%, 11/05/2018	8,200,000	8,300,040
8.000%, 12/31/2018	1,206,000	1,300,972
3.750%, 11/18/2019	18,200,000	18,609,500
4.125%, 03/30/2020	10,000,000	10,275,000
5.125%, 09/30/2024	3,000,000	3,164,760
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,960,589
4.875%, 06/01/2022	25,551,000	28,035,963
3.750%, 07/10/2025	11,400,000	11,611,812
3.875%, 01/15/2035	5,000,000	4,847,310
6.820%, 11/15/2037	4,173,000	5,496,692
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	1,009,093
ANZ New Zealand (Int'l) Ltd./London:
1.750%, 03/29/2018 f	6,150,000	6,155,492
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $9,989,300) * f	10,000,000	10,060,100
2.125%, 07/28/2021 (Acquired 07/21/2016 through 06/28/2017, Cost $16,731,699) * f	16,750,000	16,473,524
Aon Corp.,
5.000%, 09/30/2020 f	150,000	161,526
Aon PLC,
3.875%, 12/15/2025 f	14,490,000	15,141,615
Australia & New Zealand Banking Group Ltd.:
1.600%, 07/15/2019 f	5,000,000	4,967,035
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * f	9,000,000	9,401,481
Banco Santander SA,
3.500%, 04/11/2022 f	12,000,000	12,281,724
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,300,786
7.625%, 06/01/2019	7,735,000	8,529,168
2.625%, 10/19/2020	4,500,000	4,545,374
2.625%, 04/19/2021	17,500,000	17,577,560
3.300%, 01/11/2023	22,650,000	23,096,160
3.248%, 10/21/2027	6,000,000	5,797,998
3.705%, 04/24/2028 ∞	23,000,000	23,168,475
7.750%, 05/14/2038	725,000	1,042,620
Bank of Montreal,
1.900%, 08/27/2021 f	26,450,000	25,956,311
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,325,000	15,344,969
4.500%, 12/16/2025 f	8,048,000	8,458,480
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (Acquired 02/25/2015 through 06/28/2017, Cost $8,070,413) * f	8,075,000	8,086,394
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,310,000	2,244,114
Barclays PLC:
2.750%, 11/08/2019 f	7,000,000	7,063,049
3.250%, 01/12/2021 f	25,000,000	25,424,200
3.200%, 08/10/2021 f	16,000,000	16,229,968
3.684%, 01/10/2023 f	5,000,000	5,130,290
3.650%, 03/16/2025 f	8,000,000	7,960,232
4.337%, 01/10/2028 f	10,000,000	10,280,140
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,167,565
2.625%, 06/29/2020	13,000,000	13,220,727
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,320,573
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,811,825
BNP Paribas SA:
5.000%, 01/15/2021 f	5,000,000	5,466,660
3.250%, 03/03/2023 f	4,000,000	4,102,916
BNZ International Funding Ltd./London:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 06/28/2017, Cost $14,001,122) * f	14,025,000	14,090,090
2.400%, 02/21/2020 (Acquired 02/13/2017, Cost $7,997,200) * f	8,000,000	8,033,592
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $18,736,875) * f	18,750,000	18,895,069
BPCE SA:
2.500%, 12/10/2018 f	5,750,000	5,801,192
2.250%, 01/27/2020 f	4,000,000	4,002,692
5.700%, 10/22/2023 (Acquired 10/21/2014 through 11/21/2016, Cost $32,815,175) * f	31,200,000	34,716,240
5.150%, 07/21/2024 (Acquired 05/10/2016 through 12/14/2016, Cost $27,098,527) * f	26,500,000	28,311,752
Brighthouse Financial, Inc.,
4.700%, 06/22/2047 (Acquired 06/15/2017, Cost $6,952,120) *	7,000,000	6,910,638
Caisse Centrale Desjardins,
1.837%, 01/29/2018 (Acquired 01/26/2015 through 03/08/2016, Cost $29,174,628) ∞ * f	29,175,000	29,263,838
Canadian Imperial Bank of Commerce/Canada,
1.600%, 09/06/2019 f	8,475,000	8,394,818
Capital One Bank (USA) NA,
3.375%, 02/15/2023	37,888,000	38,211,488
Capital One Financial Corp.:
2.450%, 04/24/2019	3,975,000	3,996,258
3.050%, 03/09/2022	14,725,000	14,840,695
Capital One NA/Mclean VA:
1.650%, 02/05/2018	8,400,000	8,396,556
1.850%, 09/13/2019	5,000,000	4,957,720
The Chubb Corp.,
3.408%, 04/15/2037 ∞	1,320,000	1,310,100
CIT Group, Inc.:
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $168,000) *	168,000	176,400
5.000%, 08/01/2023	5,000,000	5,387,500
Citigroup, Inc.:
1.700%, 04/27/2018	12,650,000	12,637,325
2.050%, 12/07/2018	12,825,000	12,844,071
2.400%, 02/18/2020	8,000,000	8,043,024
2.350%, 08/02/2021	8,125,000	8,051,217
2.632%, 09/01/2023 ∞	8,000,000	8,148,560
3.700%, 01/12/2026	4,700,000	4,753,528
3.887%, 01/10/2028 ∞	30,000,000	30,487,920
Citizens Bank NA/Providence RI:
2.450%, 12/04/2019	36,000,000	36,306,936
2.550%, 05/13/2021	6,175,000	6,178,409
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,313,047
5.875%, 08/15/2020	6,839,000	7,531,681
5.750%, 08/15/2021	9,177,000	10,241,789
7.250%, 11/15/2023	7,400,000	8,957,227
4.500%, 03/01/2026	21,000,000	22,529,430
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,187,500
5.250%, 05/30/2025	18,640,000	19,739,760
Comerica Bank,
4.000%, 07/27/2025	21,425,000	22,141,088
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,077,020) * f	5,900,000	6,275,429
Compass Bank:
2.750%, 09/29/2019	38,994,000	39,295,970
2.875%, 06/29/2022	7,150,000	7,122,737
3.875%, 04/10/2025	23,875,000	23,782,365
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 f	4,150,000	4,402,681
3.750%, 07/21/2026 f	23,000,000	22,996,205
Cooperatieve Rabobank UA/NY:
1.700%, 03/19/2018 f	5,500,000	5,507,156
2.750%, 01/10/2022 f	15,250,000	15,481,922
Credit Agricole SA/London,
3.375%, 01/10/2022 (Acquired 01/03/2017, Cost $23,212,226) * f	23,225,000	23,846,129
Credit Mutuel - CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	4,996,950
Credit Suisse AG/New York NY:
1.700%, 04/27/2018 f	5,800,000	5,799,606
5.300%, 08/13/2019 f	7,166,000	7,654,076
Credit Suisse Group AG,
4.282%, 01/09/2028 (Acquired 01/04/2017, Cost $10,000,000) * f	10,000,000	10,336,810
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 f	21,100,000	21,753,151
3.750%, 03/26/2025 f	15,000,000	15,155,295
4.550%, 04/17/2026 f	5,000,000	5,311,480
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (Acquired 04/12/2017, Cost $13,775,000) * f	13,775,000	13,870,681
Deutsche Bank AG:
2.950%, 08/20/2020 f	8,625,000	8,676,103
3.125%, 01/13/2021 f	4,500,000	4,522,414
3.375%, 05/12/2021 f	5,450,000	5,519,896
4.250%, 10/14/2021 f	26,200,000	27,475,495
Deutsche Bank AG/London:
1.862%, 02/13/2018 ∞ f	9,000,000	8,991,315
1.875%, 02/13/2018 f	8,769,000	8,766,448
Discover Bank/Greenwood DE:
8.700%, 11/18/2019	3,237,000	3,657,551
3.100%, 06/04/2020	12,000,000	12,228,516
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	25,387,150
Fifth Third Bancorp,
2.875%, 07/27/2020	9,250,000	9,442,215
First Horizon National Corp.,
3.500%, 12/15/2020	28,897,000	29,637,948
First Republic Bank/CA,
4.625%, 02/13/2047	1,850,000	1,900,379
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	12,130,932
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,388,274) *	4,235,000	4,717,837
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,254,737) *	1,820,000	2,420,110
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 f	24,096,000	24,288,648
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	965,000
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	153,520
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,067,044
6.150%, 04/01/2018	6,650,000	6,863,399
7.500%, 02/15/2019	1,825,000	1,979,583
2.550%, 10/23/2019	4,000,000	4,043,652
2.300%, 12/13/2019	12,450,000	12,484,001
5.250%, 07/27/2021	1,100,000	1,205,655
2.350%, 11/15/2021	10,000,000	9,865,450
5.750%, 01/24/2022	15,100,000	17,000,697
2.800%, 11/29/2023 ∞	10,000,000	10,322,240
3.500%, 01/23/2025	9,250,000	9,350,492
6.750%, 10/01/2037	300,000	389,412
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 08/27/2015, Cost $8,391,351) *	6,507,000	9,272,247
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	3,300,060
The Hartford Financial Services Group, Inc.:
6.300%, 03/15/2018	200,000	206,234
5.125%, 04/15/2022	6,097,000	6,768,017
8.125%, 06/15/2038 ∞	1,365,000	1,440,430
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,837,494) *	7,800,000	8,058,203
HSBC Bank USA NA/New York NY,
6.000%, 08/09/2017	2,720,000	2,731,152
HSBC Finance Corp.,
6.676%, 01/15/2021	42,705,000	48,126,998
HSBC Holdings PLC:
3.400%, 03/08/2021 f	9,100,000	9,352,953
2.650%, 01/05/2022 f	4,000,000	3,990,776
3.600%, 05/25/2023 f	6,000,000	6,200,466
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,766,145
Humana, Inc.:
7.200%, 06/15/2018	800,000	840,311
8.150%, 06/15/2038	8,983,000	13,058,920
Huntington Bancshares Inc./OH:
3.150%, 03/14/2021	17,100,000	17,437,280
2.300%, 01/14/2022	15,225,000	14,996,336
The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,046,176
2.200%, 11/06/2018	5,000,000	5,013,825
2.875%, 08/20/2020	12,275,000	12,483,859
ING Bank NV:
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $4,122,484) * f	4,125,000	4,132,784
2.450%, 03/16/2020 (Acquired 03/10/2015 through 06/28/2017, Cost $9,483,962) * f	9,500,000	9,543,301
2.750%, 03/22/2021 (Acquired 03/15/2016, Cost $9,166,100) * f	9,175,000	9,284,421
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,735,950
5.800%, 09/25/2023 (Acquired 01/14/2014 through 02/08/2017, Cost $34,554,149) * f	31,680,000	35,772,771
ING Groep NV,
3.150%, 03/29/2022 f	4,000,000	4,076,188
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,604,044
Jackson National Life Global Funding,
3.250%, 01/30/2024 (Acquired 01/24/2017, Cost $9,992,500) *	10,000,000	10,132,530
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	16,463,018
6.450%, 06/08/2027	1,000,000	1,146,008
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 07/13/2016, Cost $20,238,275) *	17,115,000	20,399,831
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,650,000	3,661,322
4.250%, 10/15/2020	8,250,000	8,760,535
2.295%, 08/15/2021	22,000,000	21,872,004
4.350%, 08/15/2021	2,400,000	2,568,852
4.500%, 01/24/2022	4,400,000	4,764,536
3.200%, 01/25/2023	5,350,000	5,454,694
2.383%, 10/24/2023 ∞	10,000,000	10,150,320
3.125%, 01/23/2025	21,850,000	21,722,112
KEB Hana Bank,
1.750%, 10/18/2019 (Acquired 10/12/2016, Cost $16,696,065) * f	16,750,000	16,491,883
KeyBank NA/Cleveland OH:
4.625%, 06/15/2018	2,670,000	2,732,275
2.250%, 03/16/2020	9,425,000	9,472,266
3.400%, 05/20/2026	21,575,000	21,423,738
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,497,526
Kookmin Bank,
1.625%, 07/14/2017 f	5,000,000	4,999,484
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,001,774) * f	10,000,000	10,030,830
2.500%, 05/16/2018 (Acquired 09/24/2014 through 08/27/2015, Cost $27,260,782) * f	27,204,000	27,276,580
2.875%, 01/22/2019 (Acquired 10/14/2015 through 06/28/2017, Cost $5,197,662) * f	5,200,000	5,216,484
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $699,526) *	700,000	875,223
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,629) ∞ *	900,000	1,426,500
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,188) *	375,000	528,729
Lincoln National Corp.:
8.750%, 07/01/2019	3,490,000	3,923,772
3.196%, 04/20/2067 ∞	930,000	850,950
Lloyds Bank PLC,
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,374,601) * f	6,350,000	6,908,203
Lloyds Banking Group PLC,
3.750%, 01/11/2027 f	7,800,000	7,830,919
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,600,639
1.797%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) ∞ * f	8,000,000	8,013,456
2.400%, 01/21/2020 (Acquired 01/14/2015 through 02/28/2017, Cost $17,728,076) * f	17,750,000	17,780,370
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,003,259) * f	1,000,000	1,003,155
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,707,421) * f	2,467,000	2,730,838
Manufacturers & Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,142,787
2.100%, 02/06/2020	8,000,000	8,011,688
2.437%, 12/28/2020 ∞	9,483,000	9,500,923
Manulife Financial Corp.:
4.900%, 09/17/2020 f	3,109,000	3,342,654
4.150%, 03/04/2026 f	16,375,000	17,306,655
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,087,167
3.300%, 03/14/2023	6,875,000	7,065,568
3.750%, 03/14/2026	9,225,000	9,604,572
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $3,912,785) *	3,184,000	3,879,408
8.875%, 06/01/2039 (Acquired 07/21/2015 through 06/28/2017, Cost $17,989,206) *	11,820,000	19,367,448
4.900%, 04/01/2077 (Acquired 03/20/2017, Cost $7,927,920) *	8,000,000	8,552,776
MBIA Insurance Corp.,
12.418%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) ∞ *	700,000	336,000
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,039,064) *	900,000	1,215,090
MetLife, Inc.:
7.717%, 02/15/2019	1,407,000	1,536,831
4.875%, 11/13/2043	3,375,000	3,814,982
4.050%, 03/01/2045	9,025,000	9,101,424
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,571,387) *	1,500,000	1,587,792
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 f	10,000,000	10,162,210
2.190%, 09/13/2021 f	20,000,000	19,710,000
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (Acquired 07/12/2016, Cost $10,143,292) * f	10,000,000	10,064,750
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,852,473
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,036,615
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	20,018,200
Morgan Stanley:
6.625%, 04/01/2018	1,275,000	1,320,275
7.300%, 05/13/2019	4,675,000	5,111,014
2.375%, 07/23/2019	2,000,000	2,013,852
5.625%, 09/23/2019	10,100,000	10,850,592
2.650%, 01/27/2020	7,000,000	7,073,815
3.750%, 02/25/2023	1,000,000	1,039,813
2.553%, 10/24/2023 ∞	10,000,000	10,173,640
3.700%, 10/23/2024	5,000,000	5,131,290
4.000%, 07/23/2025	2,500,000	2,609,337
3.875%, 01/27/2026	7,000,000	7,206,353
3.125%, 07/27/2026	13,175,000	12,809,354
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	7,004,382
3.500%, 06/18/2022	1,150,000	1,184,623
National Australia Bank Ltd./New York:
1.875%, 07/23/2018 f	6,000,000	6,019,512
2.500%, 07/12/2026 f	5,000,000	4,718,800
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,826,133
3.900%, 07/21/2025 (Acquired 07/14/2015, Cost $8,069,463) * f	8,100,000	8,471,579
4.000%, 09/14/2026 (Acquired 06/05/2017, Cost $15,066,094) * f	15,000,000	14,836,980
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,041,956) *	14,788,000	16,218,295
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (Acquired 10/13/2009 through 04/12/2017, Cost $4,964,815) *	3,600,000	5,102,039
9.375%, 08/15/2039 (Acquired 10/06/2015 through 08/26/2016, Cost $25,712,857) *	16,803,000	28,058,456
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $3,962,255) *	3,200,000	3,964,970
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 04/06/2016 through 01/05/2017, Cost $33,790,085) *	25,105,000	35,263,161
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) ∞ * f	2,000,000	2,130,000
Nomura Holdings, Inc.:
2.750%, 03/19/2019 f	11,268,000	11,380,759
6.700%, 03/04/2020 f	2,525,000	2,796,927
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $16,000,000) *	16,000,000	16,236,672
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,248,702
3.125%, 05/15/2023	3,550,000	3,578,286
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	7,977,456
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	5,967,963
Protective Life Global Funding,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $10,715,562) *	10,725,000	10,804,730
Prudential Financial, Inc.,
6.000%, 12/01/2017	384,000	390,702
Raymond James Financial, Inc.:
8.600%, 08/15/2019	14,527,000	16,415,859
4.950%, 07/15/2046	15,000,000	16,278,225
Regions Bank/Birmingham AL,
7.500%, 05/15/2018	15,864,000	16,607,577
Regions Financial Corp.,
3.200%, 02/08/2021	30,600,000	31,285,746
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	14,023,044
2.375%, 05/04/2020 (Acquired 04/27/2015 through 11/08/2016, Cost $23,754,172) *	23,750,000	23,659,821
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $10,941,403) *	10,954,000	11,077,167
Royal Bank of Canada,
4.650%, 01/27/2026 f	29,930,000	32,078,675
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 ∞ f	26,500,000	26,671,853
Santander Bank NA,
8.750%, 05/30/2018	7,259,000	7,694,395
Santander Issuances SAU,
5.179%, 11/19/2025 f	11,150,000	11,951,440
Santander UK Group Holdings PLC,
2.875%, 08/05/2021 f	9,375,000	9,396,553
Santander UK PLC:
5.000%, 11/07/2023 (Acquired 10/31/2013 through 03/30/2017, Cost $29,552,415) * f	28,200,000	30,230,908
4.000%, 03/13/2024 f	7,700,000	8,133,048
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,991,096
Societe Generale SA:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $10,016,822) * f	10,100,000	11,096,355
3.250%, 01/12/2022 (Acquired 01/05/2017, Cost $19,949,600) * f	20,000,000	20,446,640
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,196,203
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $6,201,657) * f	6,300,000	6,388,357
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $10,759,176) * f	10,800,000	11,323,800
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,969,115
Springleaf Finance Corp.,
6.900%, 12/15/2017	1,000,000	1,015,000
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,983,000
2.100%, 08/19/2019 (Acquired 08/16/2016 through 11/17/2016, Cost $18,613,222) * f	18,685,000	18,616,314
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $13,971,720) * f	14,000,000	14,172,508
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,100,325) * f	14,000,000	15,904,672
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,102,355
4.250%, 07/18/2024	13,115,000	13,352,145
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 f	4,000,000	4,010,568
2.250%, 07/11/2019 f	12,050,000	12,102,502
2.450%, 01/16/2020 f	12,450,000	12,527,003
3.000%, 01/18/2023 f	2,500,000	2,533,240
SunTrust Bank/Atlanta GA:
7.250%, 03/15/2018	5,682,000	5,895,075
3.300%, 05/15/2026	28,734,000	28,083,606
SunTrust Banks, Inc.,
2.900%, 03/03/2021	15,000,000	15,228,615
Swedbank AB,
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $7,016,851) * f	7,025,000	7,108,190
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	17,281,378
4.250%, 08/15/2024	33,325,000	34,038,355
4.500%, 07/23/2025	12,295,000	12,643,563
3.700%, 08/04/2026	3,000,000	2,895,147
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,080,867
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,312,792
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	15,776,000	16,473,567
UBS Group Funding Switzerland AG:
2.736%, 09/24/2020 (Acquired 09/21/2015, Cost $26,350,000) ∞ * f	26,350,000	26,831,994
2.650%, 02/01/2022 (Acquired 10/14/2016 through 11/07/2016, Cost $9,967,450) * f	10,000,000	9,978,770
3.491%, 05/23/2023 (Acquired 03/16/2017 through 04/07/2017, Cost $21,115,710) * f	21,075,000	21,561,896
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,683,775
Voya Financial, Inc.:
5.500%, 07/15/2022	23,194,000	25,758,189
3.650%, 06/15/2026	7,102,000	7,115,487
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,017,997
2.500%, 03/04/2021	15,950,000	16,005,171
3.069%, 01/24/2023	12,000,000	12,168,108
2.402%, 10/31/2023 ∞	10,000,000	10,177,510
3.000%, 02/19/2025	5,225,000	5,143,903
3.000%, 04/22/2026	4,000,000	3,906,616
Westpac Banking Corp.:
1.600%, 08/19/2019 f	15,000,000	14,883,495
4.875%, 11/19/2019 f	636,000	677,272
2.100%, 05/13/2021 f	13,300,000	13,178,292
4.322%, 11/23/2031 ∞ f	10,000,000	10,249,290
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	17,592,450
Willis Towers Watson PLC,
5.750%, 03/15/2021 f	20,329,000	22,427,258
		3,290,555,252	22.7%
Total Corporate Bonds		7,307,925,468	50.5%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	667,850
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	19,155,000	18,960,577
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,755,298
7.155%, 03/01/2027	1,700,000	1,969,569
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,597,470
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,244,815
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,680,915
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,500,000	7,854,450
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/21/2017)	6,065,000	6,065,788
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,445,312
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,035,990
Hillsborough City School District:
–%, 09/01/2036 (Callable 09/01/2021)	10,000,000	4,349,800
–%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,153,700
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2017)	1,885,000	1,885,264
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,510,000	1,511,404
3.750%, 07/01/2034 (Callable 07/01/2023)	4,850,000	4,935,021
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	4,615,000	4,582,326
2.812%, 07/01/2035 (Callable 01/01/2024)	6,020,000	5,970,034
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,523,140
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	2,936,192
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039 (Callable 10/01/2023)	3,065,000	3,051,115
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,237,851
State of Illinois:
5.163%, 02/01/2018	3,000,000	3,031,050
6.200%, 07/01/2021	17,500,000	18,065,950
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,188,010
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,401,637
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,121,890
West Allis West Milwaukee School District,
4.000%, 04/01/2020 (Callable 04/01/2018)	16,520,000	16,607,226
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,358,917
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,181,704
		132,370,265	0.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool:
4.500%, 01/01/2040	4,980,477	5,366,718
3.000%, 04/01/2043	2,497,492	2,508,065
3.500%, 12/01/2045	51,204,431	52,622,745
3.500%, 11/01/2046	41,988,433	43,151,473
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	1,720	1,802
Series 1990-15, Class J, 7.000%, 02/25/2020	2,248	2,300
Series 1991-21, Class J, 7.000%, 03/25/2021	1,335	1,406
Series 1991-43, Class J, 7.000%, 05/25/2021	24,182	25,639
Series 1991-65, Class Z, 6.500%, 06/25/2021	15,368	16,244
Series 1992-129, Class L, 6.000%, 07/25/2022	47,633	50,428
Series 1993-32, Class H, 6.000%, 03/25/2023	13,400	14,354
Series 1993-58, Class H, 5.500%, 04/25/2023	58,256	61,704
Series 2004-90, Class LH, 5.000%, 04/25/2034	768,408	782,570
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	23,350	24,314
5.000%, 05/01/2021	42,168	43,772
6.000%, 06/01/2021	9,444	9,979
3.000%, 05/01/2027	7,015,334	7,209,815
6.500%, 12/01/2028	19,642	21,959
6.500%, 06/01/2029	8,666	9,707
3.000%, 10/01/2030	46,323,748	47,607,944
3.000%, 02/01/2032	47,347,290	48,673,540
3.500%, 05/01/2032	33,738,006	35,226,450
3.500%, 01/01/2034	35,069,754	36,614,151
5.000%, 03/01/2036	4,876,288	5,330,836
5.500%, 04/01/2037	157,017	174,894
5.500%, 04/01/2038	82,896	92,263
5.500%, 05/01/2038	161,708	179,441
5.500%, 01/01/2039	24,645,432	27,600,368
4.500%, 11/01/2039	935,851	1,006,225
4.500%, 11/01/2039	3,109,055	3,342,825
4.500%, 08/01/2040	2,994,885	3,226,308
4.500%, 08/01/2040	4,489,033	4,826,835
4.000%, 01/01/2041	20,357,729	21,497,483
3.500%, 06/01/2042	8,121,149	8,379,813
3.500%, 07/01/2042	29,403,916	30,340,483
3.500%, 07/01/2042	47,230,238	48,734,569
3.000%, 08/01/2042	25,455,629	25,545,035
3.500%, 09/01/2042	18,629,605	19,222,998
3.000%, 11/01/2042	62,877,706	63,095,396
3.000%, 01/01/2043	47,673,262	47,861,814
3.000%, 02/01/2043	8,385,536	8,418,449
3.500%, 02/01/2043	18,421,126	19,019,653
3.000%, 03/01/2043	19,400,074	19,475,968
3.000%, 04/01/2043	15,931,335	15,995,529
3.000%, 04/01/2043	15,706,793	15,768,368
3.000%, 06/01/2043	14,020,045	14,064,981
3.000%, 08/01/2043	31,729,756	31,805,245
3.500%, 05/01/2044	417,983	432,149
3.500%, 08/01/2044	33,698,637	34,701,981
4.000%, 09/01/2044	19,411,716	20,430,978
4.000%, 10/01/2044	28,076,967	29,726,684
4.000%, 02/01/2045	21,252,901	22,368,839
3.500%, 06/01/2045	34,686,935	35,864,568
3.000%, 10/01/2045	43,455,803	43,630,963
3.500%, 01/01/2046	66,401,248	68,500,299
3.500%, 08/01/2046	69,781,461	72,130,888
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	1,597	1,699
Series 136, Class E, 6.000%, 04/15/2021	2,440	2,528
Series 2804, Class VC, 5.000%, 07/15/2021	61,912	62,214
Series 1122, Class G, 7.000%, 08/15/2021	4,425	4,727
Series 1186, Class I, 7.000%, 12/15/2021	8,013	8,678
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	107,380	109,961
3.000%, 04/01/2027	13,125,787	13,509,261
3.500%, 07/01/2027	48,777,096	50,908,943
2.500%, 12/01/2027	19,709,068	19,942,983
5.000%, 05/01/2028	51,999	56,767
3.500%, 07/01/2028	35,902,655	37,378,853
6.500%, 09/01/2028	13,798	15,558
6.500%, 02/01/2029	31,357	34,902
4.500%, 07/01/2030	5,913,034	6,359,990
3.000%, 08/01/2030	36,702,824	37,715,398
4.000%, 11/01/2031	25,521,233	27,120,292
5.500%, 01/01/2032	13,181	14,720
5.000%, 09/01/2033	17,547,126	19,253,219
4.500%, 10/01/2033	32,169,911	34,667,059
4.000%, 01/01/2034	17,582,022	18,657,912
5.500%, 04/01/2034	978,788	1,096,524
4.000%, 09/01/2034	25,490,951	27,046,953
5.500%, 09/01/2034	30,354	33,974
5.000%, 02/01/2035	24,871,589	27,292,994
5.000%, 02/01/2035	18,467,172	20,209,219
5.500%, 02/01/2035	14,873	16,659
5.000%, 04/01/2035	1,797,381	1,973,324
5.000%, 07/01/2035	5,039,584	5,532,551
5.000%, 02/01/2036	3,191,118	3,503,561
5.000%, 03/01/2036	1,409,241	1,547,612
5.500%, 04/01/2036	4,784,983	5,354,174
6.000%, 05/01/2038	7,945,467	8,977,071
4.000%, 06/01/2039	15,105,527	15,989,541
5.000%, 06/01/2039	18,261,263	20,023,800
4.500%, 01/01/2040	10,764,590	11,595,222
5.000%, 06/01/2040	18,641,640	20,374,224
4.000%, 08/01/2040	1,397,172	1,475,675
4.500%, 08/01/2040	6,490,312	7,011,114
4.500%, 08/01/2040	17,231,456	18,614,739
4.000%, 10/01/2040	2,534,875	2,676,545
4.000%, 11/01/2040	25,688,052	27,126,388
4.000%, 12/01/2040	5,200,611	5,544,658
3.500%, 01/01/2041	2,477,939	2,557,891
4.000%, 01/01/2041	5,382,813	5,681,907
3.500%, 02/01/2041	2,970,436	3,067,425
4.000%, 02/01/2041	378,018	399,292
3.500%, 03/01/2041	20,895,093	21,577,360
4.000%, 03/01/2041	9,565,448	10,098,512
4.500%, 07/01/2041	7,863,946	8,501,491
3.500%, 09/01/2041	43,212,455	44,618,704
4.000%, 09/01/2041	4,439,227	4,684,177
3.500%, 11/01/2041	23,269,168	24,007,015
3.500%, 12/01/2041	4,059,562	4,188,874
4.000%, 12/01/2041	19,271,793	20,335,702
4.000%, 01/01/2042	36,714,047	38,732,818
4.500%, 01/01/2042	15,056,214	16,281,756
3.000%, 05/01/2042	4,441,914	4,460,717
3.500%, 05/01/2042	23,476,312	24,238,935
3.500%, 06/01/2042	9,030,495	9,317,259
3.500%, 08/01/2042	14,408,502	14,865,352
3.500%, 09/01/2042	23,478,783	24,218,369
3.000%, 03/01/2043	8,583,166	8,619,520
3.000%, 05/01/2043	34,272,904	34,416,172
3.500%, 05/01/2043	21,404,201	22,069,190
3.000%, 06/01/2043	35,832,698	35,982,610
3.000%, 07/01/2043	27,886,029	27,999,965
4.000%, 07/01/2043	42,566,576	44,914,853
3.000%, 08/01/2043	10,251,020	10,291,277
4.500%, 09/01/2043	10,494,064	11,349,223
4.000%, 01/01/2045	22,490,329	23,760,578
3.500%, 02/01/2045	69,749,334	71,950,172
4.000%, 02/01/2045	10,519,301	11,090,872
4.000%, 02/01/2045	30,158,668	31,936,817
4.000%, 03/01/2045	15,228,114	16,126,321
4.500%, 02/01/2046	45,940,994	49,632,612
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	23,633	26,843
6.500%, 01/20/2029	12,009	13,887
6.000%, 11/20/2033	16,714	18,946
5.000%, 07/20/2040	896,554	985,285
3.500%, 10/20/2041	15,121,859	15,710,635
4.000%, 06/20/2042	17,796,370	18,817,356
3.500%, 09/20/2042	11,285,299	11,738,643
3.000%, 04/20/2045	23,928,851	24,195,349
3.500%, 04/20/2045	35,610,713	36,923,747
4.000%, 05/20/2045	27,786,794	29,367,836
3.500%, 06/20/2045	33,002,454	34,219,316
4.500%, 01/20/2046	28,422,730	30,223,758
3.000%, 06/20/2046	18,060,678	18,261,822
3.000%, 08/20/2046	64,690,943	65,411,413
		2,509,570,967	17.4%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 1.366%, 09/25/2036 ∞	9,202,951	8,706,618
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 1.536%, 12/25/2035 ∞	10,201,095	10,067,259
Series 2007-1, Class A3, 1.346%, 02/25/2037 ∞	5,603,392	5,547,924
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 1.366%, 04/25/2036 ∞	10,495,845	10,362,503
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	888,810	884,850
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	254,429	254,429
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $11,511) *	11,639	11,345
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	324,650	316,759
Series 2006-J5, Class 3A1, 4.494%, 07/25/2021 ∞	16,336	15,568
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	247,450	249,090
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	6,924,500	7,151,106
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 §	20,595,923	20,117,784
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035 §	8,157,534	7,986,592
Series 2005-29CB, Class A1, 5.500%, 07/25/2035	4,099,424	3,832,456
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 §	3,832,219	3,590,023
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	508,246	499,313
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 §	4,689,620	4,431,964
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	640,138	547,854
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	2,269	2,251
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 1.451%, 01/25/2036 ∞	49,408,629	47,378,315
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A4, 1.386%, 03/25/2036 ∞	1,083,032	1,070,496
Series 2006-HE2, Class A1, 1.406%, 03/25/2036 ∞	24,638,800	23,065,184
Series 2006-HE6, Class A4, 1.376%, 11/25/2036 ∞	1,010,536	971,739
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	1,995,417	2,004,954
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	3,454	3,487
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	338,079	337,944
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	231,427	228,990
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	68,542	66,729
Series 2007-1, Class 1A1, 5.824%, 04/25/2022 ∞ §	358,136	346,083
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	3,069,536	3,128,374
Series 2004-5, Class 1A1, 6.000%, 06/25/2034	9,849,717	10,279,969
Series 2004-6, Class 1A1, 6.000%, 07/25/2034	9,365,258	9,806,562
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	16,480,528	17,331,137
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	15,829,038	16,521,209
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,117,080	1,107,014
Series 2005-6, Class CB7, 5.250%, 07/25/2035 §	3,888,239	3,847,845
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	21,964	21,710
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	8,031,101	7,814,005
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	39,694	36,754
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	314,563	275,054
Banc of America Funding Trust:
Series 2005-C, Class A1, 1.452%, 05/20/2035 ∞	10,965,048	10,330,059
Series 2007-C, Class 1A3, 3.171%, 05/20/2036 ∞ §	4,228,637	3,836,229
Series 2007-C, Class 7A5, 1.512%, 05/20/2047 ∞	4,666,955	4,034,700
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	416,912	433,204
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 ∞	126,989	114,145
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.830%, 10/25/2035 ∞	1,382,357	1,355,576
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 1.386%, 10/25/2036 ∞	8,686,673	8,383,284
Series 2007-HE5, Class 1A2, 1.396%, 06/25/2047 ∞	8,292,337	8,182,877
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 1.536%, 01/25/2047 ∞	9,098,817	8,922,311
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 1.596%, 12/25/2035 ∞	10,696,917	10,597,115
Series 2006-NC1, Class A3, 1.426%, 01/25/2036 ∞	3,485,611	3,466,828
Series 2006-OPT1, Class A3, 1.396%, 02/25/2036 ∞	5,316,897	5,278,615
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.257%, 01/25/2036 ∞ §	1,365,126	1,301,941
Series 2006-A1, Class 2A3, 3.277%, 09/25/2036 ∞ §	1,070,552	965,382
Series 2007-A1, Class 3A1, 3.458%, 02/25/2037 ∞	5,566,279	5,532,320
Series 2007-A1, Class 2A3, 3.618%, 02/25/2037 ∞	2,869,198	2,893,972
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	746,134	731,707
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	7,279,050	7,280,864
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,650,852	1,623,480
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.623%, 09/25/2036 ∞	3,367,528	3,414,650
Series 2006-3, Class A4, 5.534%, 11/25/2036 ∞	2,065,858	2,106,568
Series 2007-1, Class A6, 5.583%, 03/25/2037 ∞	111,764	115,293
Series 2007-2, Class A4, 5.282%, 06/25/2037 ∞	35,639,567	36,395,892
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.210%, 10/25/2035 ∞	20,740,709	20,718,226
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	358,630	359,688
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	5,211,419	5,274,488
Series 2007-AMC4, Class A2C, 1.386%, 05/25/2037 ∞	4,202,137	4,155,651
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028	7,057	6,387
Countrywide Asset-Backed Certificates:
Series 2006-22, Class 2A3, 1.376%, 01/25/2034 ∞	16,652,515	16,242,411
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	60,773	62,452
Series 2005-10, Class AF6, 4.542%, 02/25/2036 ∞	546,543	559,289
Series 2005-13, Class AF3, 4.741%, 04/25/2036 ∞	870,769	803,222
Series 2006-S9, Class A3, 5.728%, 08/25/2036 ∞	31,074	31,010
Series 2006-13, Class 3AV2, 1.366%, 01/25/2037 ∞	9,640,183	9,545,453
Series 2006-13, Class 1AF3, 4.488%, 01/25/2037 ∞ §	68,523	119,929
Series 2006-23, Class 2A3, 1.386%, 05/25/2037 ∞	6,648,341	6,505,139
Series 2006-10, Class 1AF3, 4.629%, 09/25/2046 ∞ §	810,560	704,075
Series 2007-9, Class 2A3, 1.396%, 06/25/2047 ∞	40,335,743	39,513,236
Series 2007-11, Class 2A3, 1.406%, 06/25/2047 ∞	11,082,872	10,727,481
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	183,507	176,594
Credit-Based Asset Servicing & Securitization LLC:
Series 2005-CB8, Class AF2, 3.896%, 12/25/2035 ∞	626,281	624,070
Series 2007-CB4, Class A1A, 1.306%, 04/25/2037 ∞	5,237,243	4,955,069
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	50,240	50,509
Series 2005-7, Class AF6, 4.693%, 10/25/2035 ∞	196,656	201,463
Series 2005-11, Class AF3, 4.674%, 02/25/2036 ∞	6,286,016	6,347,143
Series 2006-14, Class 2A2, 1.366%, 02/25/2037 ∞	7,124,397	7,029,649
Series 2006-18, Class 2A2, 1.376%, 03/25/2037 ∞	7,271,539	7,104,765
Series 2006-9, Class 1AF3, 4.606%, 10/25/2046 ∞ §	332,651	296,660
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	13,083	12,932
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 1.716%, 02/25/2035 ∞	9,543,018	9,279,549
Series 2005-2, Class 1A7, 5.522%, 04/25/2035 ∞	12,493,121	12,864,153
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	2,106,531	2,117,496
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 1.416%, 02/25/2036 ∞	12,597,876	12,451,966
Series 2006-FF4, Class A2, 1.406%, 03/25/2036 ∞	8,820,085	8,777,866
Series 2006-FF15, Class A5, 1.376%, 11/25/2036 ∞	20,296,351	19,236,270
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 §	115,231	113,429
Series 2004-AA1, Class A1, 3.129%, 06/25/2034 ∞	6,249,380	6,128,299
Series 2005-AA2, Class 2A1, 3.153%, 04/25/2035 ∞	3,500,531	3,449,849
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	384,277	338,562
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	395	395
GSAA Home Equity Trust:
Series 2004-6, Class A1, 2.016%, 06/25/2034 ∞	3,881,469	3,723,760
Series 2005-14, Class 1A1, 1.466%, 12/25/2035 ∞	27,110,909	25,849,834
Series 2007-8, Class A3, 1.666%, 08/25/2037 ∞	9,587,069	8,948,870
GSAMP Trust:
Series 2005-AHL2, Class A2C, 1.456%, 12/25/2035 ∞	8,066,871	7,994,651
Series 2006-HE7, Class A2D, 1.446%, 10/25/2046 ∞	1,119,070	1,104,783
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	340,033	337,560
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	3,251,007	3,377,077
Series 2005-AR2, Class 2A1, 3.608%, 04/25/2035 ∞	4,936,549	4,964,254
Home Equity Asset Trust:
Series 2006-4, Class 2A3, 1.386%, 08/25/2036 ∞	57,969	57,950
Series 2007-2, Class 2A2, 1.401%, 07/25/2037 ∞	1,347,963	1,338,546
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1.486%, 10/25/2035 ∞	9,785,892	9,519,025
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 1.376%, 03/25/2036 ∞	4,944,367	4,869,296
Series 2007-WF1, Class 2A3, 1.386%, 05/25/2037 ∞	10,868,030	10,817,960
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	805,442	798,940
Series 2006-A1, Class 2A1, 3.359%, 03/25/2036 ∞ §	117,070	104,371
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 ∞ §	554,020	564,823
Series 2007-S1, Class A1, 1.496%, 04/25/2047 ∞	9,819,124	9,443,273
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 1.456%, 11/25/2036 ∞	6,075,270	6,037,706
Series 2007-CH3, Class A3, 1.366%, 03/25/2037 ∞	1,189,511	1,188,660
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	86,007	86,353
Series 2005-A8, Class 2A3, 3.024%, 11/25/2035 ∞	9,270,161	8,905,238
Series 2006-A2, Class 3A3, 3.260%, 04/25/2036 ∞ §	2,722,532	2,507,599
Series 2006-A2, Class 2A1, 3.324%, 04/25/2036 ∞ §	2,258,536	2,192,140
Series 2006-A7, Class 2A2, 3.263%, 01/25/2037 ∞	3,461,444	3,427,071
Series 2006-A7, Class 2A4R, 3.263%, 01/25/2037 ∞	3,534,801	3,499,701
Series 2007-A2, Class 2A3, 3.422%, 04/25/2037 ∞	7,030,938	6,315,561
Series 2007-A4, Class 2A3, 3.550%, 06/25/2037 ∞ §	8,388,868	7,813,862
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 1.416%, 01/25/2036 ∞	1,035,049	1,028,981
Luminent Mortgage Trust,
Series 2005-1, Class A1, 1.476%, 11/25/2035 ∞	12,325,211	11,342,957
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	36,964	37,028
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	102,266	103,726
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	264,993	268,060
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	40,408	42,442
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	3,858,620	4,088,016
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	3,117,713	3,313,511
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	3,482,280	3,318,526
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 1.516%, 01/25/2036 ∞	5,100,075	5,064,328
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.836%, 12/25/2029 ∞	10,168,997	9,778,740
Series 2005-A5, Class A3, 3.126%, 06/25/2035 ∞	3,938,663	3,941,387
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 1.386%, 03/25/2036 ∞	9,806,953	9,269,716
MortgageIT Trust:
Series 2005-4, Class A1, 1.496%, 10/25/2035 ∞	7,695,825	7,346,434
Series 2005-5, Class A1, 1.476%, 12/25/2035 ∞	6,965,473	6,511,494
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 1.346%, 06/25/2037 ∞	3,301,626	3,293,050
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.446%, 12/25/2035 ∞	8,960,993	8,869,823
New Residential Mortgage Loan Trust:
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Acquired 03/06/2017 through 04/11/2017, Cost $33,941,628) ∞ *	32,975,828	34,282,845
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Acquired 06/05/2017, Cost $14,384,751) ∞ *	13,814,274	14,347,895
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	8,375,198	8,671,798
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	410,391	409,388
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	437,639	439,099
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	268,612	264,507
Series 2005-QS5, Class A1, 1.616%, 04/25/2035 ∞ §	3,331,858	2,592,493
Series 2005-QS9, Class A2, 1.716%, 06/25/2035 ∞ §	1,337,857	1,095,011
Series 2005-QS11, Class A2, 1.716%, 07/25/2035 ∞	5,808,888	4,937,349
Series 2005-QA7, Class A22, 3.837%, 07/25/2035 ∞	3,654,766	3,373,844
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 ∞	1,968,922	1,921,790
Series 2006-NC2, Class A2, 1.406%, 02/25/2036 ∞	5,978,290	5,960,736
Series 2006-RS4, Class A3, 1.386%, 07/25/2036 ∞	2,237,732	2,226,330
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	13,438	13,411
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033 ∞ §	30,795	30,107
Series 2006-EMX2, Class A3, 1.516%, 02/25/2036 ∞	10,381,478	10,354,703
Series 2007-KS1, Class A3, 1.366%, 01/25/2037 ∞	3,199,485	2,990,363
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	45,161	46,185
Series 2005-2, Class AF6, 4.781%, 08/25/2035	2,667,486	2,730,447
Series 2005-3, Class AF3, 4.814%, 11/25/2035 ∞	809,121	821,350
Series 2006-2, Class AF3, 5.797%, 08/25/2036 ∞	15,838,003	10,052,770
Series 2006-3, Class AF2, 5.580%, 11/25/2036 ∞	10,496,683	6,018,950
Series 2007-1, Class AF2, 5.512%, 04/25/2037	471,369	249,552
Series 2007-1, Class AF3, 5.612%, 04/25/2037	282,822	152,228
Series 2007-2, Class AF2, 5.675%, 06/25/2037 ∞	1,443,228	723,774
SOUNDVIEW HM LN 2006-EQ1,
Series 2006-EQ1, Class A3, 1.376%, 10/25/2036 ∞	20,151,202	19,393,978
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 1.476%, 12/25/2035 ∞	3,364,644	3,356,178
Series 2006-OPT4, Class 2A3, 1.366%, 06/25/2036 ∞	4,137,147	4,053,174
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.886%, 10/25/2035 ∞	2,765,536	2,750,959
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.280%, 10/25/2033 ∞	2,236,934	2,264,400
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 ∞	114,822	119,111
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $12,294,854) ∞ *	11,995,493	12,237,081
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $17,215,212) ∞ *	17,094,157	17,333,942
Series 2016-3, Class A1, 2.250%, 04/25/2056 (Acquired 06/28/2017, Cost $154,996) ∞ *	155,287	154,815
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Acquired 09/27/2016 through 12/06/2016, Cost $20,843,655) ∞ *	20,783,386	20,692,882
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Acquired 06/20/2017 through 06/28/2017, Cost $5,994,144) ∞ *	5,932,343	5,978,070
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	78,692	79,354
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	18,235	18,373
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	37,802	38,177
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	8,118	8,214
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	24,623	25,247
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	69,387	70,813
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	4,740,360	4,984,140
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	5,060,058	5,404,531
Series 2005-3, Class 1CB3, 1.666%, 05/25/2035 ∞ §	8,032,475	6,149,978
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	10,208,487	9,895,174
Series 2006-AR10, Class 1A1, 2.918%, 09/25/2036 ∞ §	1,546,934	1,453,577
Series 2007-HY3, Class 4A1, 3.202%, 03/25/2037 ∞ §	23,741,409	23,283,757
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	71,059	63,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 3.232%, 10/25/2035 ∞	2,330,282	2,315,384
Series 2005-16, Class A18, 6.000%, 01/25/2036 §	1,751,085	1,762,692
Series 2006-AR10, Class 5A5, 3.324%, 07/25/2036 ∞ §	8,543,535	8,551,369
Series 2006-AR14, Class 2A3, 3.075%, 10/25/2036 ∞ §	4,302,761	4,043,689
Series 2006-15, Class A1, 6.000%, 11/25/2036 §	6,026,699	6,015,767
Series 2007-4, Class A15, 6.000%, 04/25/2037 §	6,816,285	6,946,802
Series 2007-7, Class A49, 6.000%, 06/25/2037 §	6,638,101	6,673,713
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 §	6,099,578	6,092,461
		1,084,726,772	7.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae-Aces,
Series 2017-M4, Class A2, 2.684%, 12/25/2026 ∞	30,250,000	29,544,195
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K-716, Class A2, 3.130%, 06/25/2021	13,550,000	14,074,031
Series K-048, Class A2, 3.284%, 06/25/2025 ∞	53,605,000	55,939,449
Series K-050, Class A2, 3.334%, 08/25/2025 ∞	82,601,000	86,443,574
		186,001,249	1.3%
Non-U.S. Government Agency Issues
BANK 2017-BNK4,
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050	21,425,000	22,226,565
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,253,020
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	24,465,159	25,401,888
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	24,675,000	26,305,652
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,463,000	31,304,784
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,165,895
Series 2014-CR19, Class A5, 3.796%, 08/10/2047	18,000,000	18,901,085
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047	22,000,000	22,877,453
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,428,495
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,836,306
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,464,000	41,852,244
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	23,004,000	24,170,032
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,246,188
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	22,318,843
Series 2011-C5, Class A3, 4.171%, 08/15/2046	8,212,470	8,743,165
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,850,000	3,883,070
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	20,075,000	20,382,848
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	25,110,503
Series 2014-C25, Class A5, 3.672%, 11/15/2047	34,585,000	36,036,284
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	41,261,499
Series 2012-C6, Class A4, 2.858%, 11/15/2045	33,760,000	34,255,144
Series 2013-C10, Class A3, 4.104%, 07/15/2046 ∞	44,160,000	47,202,028
Series 2013-C12, Class A3, 3.973%, 10/15/2046	19,350,000	20,603,149
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	19,192,000	20,007,537
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,390,918
Series 2016-C35, Class ASB, 2.788%, 07/15/2048	11,000,000	11,045,710
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,237,605
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	20,055,884
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	23,289,922
Series 2014-C24, Class A5, 3.607%, 11/15/2047	25,695,000	26,664,298
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,051,019
		654,509,033	4.5%
Other Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,082,626
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	210,274	224,525
Series 1998-4, Class A5, 6.180%, 04/01/2030	99,549	105,009
Dell Equipment Finance Trust,
Series 2016-1, Class A3, 1.650%, 07/22/2021 (Acquired 07/12/2016, Cost $11,999,688) *	12,000,000	11,998,801
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	30,675,000	30,417,450
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 09/28/2016 through 10/20/2016, Cost $33,511,437) *	32,858,000	33,175,993
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/27/2016, Cost $37,658,146) *	37,625,000	37,825,259
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $29,264,882) *	29,275,000	29,061,176
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016 through 08/05/2016, Cost $18,003,551) *	18,000,000	18,002,948
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	16,299	16,500
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 02/22/2016, Cost $3,070,760) *	3,080,498	3,084,503
Series 2015-2A, Class A, 2.570%, 07/18/2025 (Acquired 03/22/2016 through 10/19/2016, Cost $7,538,989) *	7,563,559	7,572,085
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (Acquired 10/18/2016 through 12/21/2016, Cost $40,196,932) *	40,200,000	40,014,513
SoFi Consumer Loan Program 2017-4 LLC,
Series 2017-4, Class A, 2.500%, 05/26/2026 (Acquired 06/27/2017, Cost $18,746,606) *	18,750,000	18,740,438
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015 through 07/28/2016, Cost $7,592,854) *	7,592,750	7,588,711
Series 2016-1A, Class A3, 1.710%, 04/15/2021 (Acquired 09/14/2016, Cost $38,993,592) *	39,000,000	38,874,065
		284,784,602	2.0%
Total Long-Term Investments (Cost $14,095,100,616)		14,223,562,790	98.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.85% «	366,705,083	366,705,083
Total Short-Term Investment (Cost $366,705,083)		366,705,083	2.5%
Total Investments (Cost $14,461,805,699)		14,590,267,873	100.8%
Liabilities in Excess of Other Assets		(121,998,379)	(0.8)%
TOTAL NET ASSETS		$14,468,269,494	100.0%
Notes to Schedule of Investments
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $2,646,933,025, which represents 18.29% of total net assets.

f	Foreign Security.
§	Security in Default.
«	7-Day Yield.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

LONG-TERM INVESTMENTS
	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021)	$300,000	$324,057
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)	500,000	544,960
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	112,087
		981,104	1.1%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040 (Callable 06/01/2021)	25,000	25,445	0.0%
Arizona
Arizona Health Facilities Authority,
4.625%, 07/01/2019	30,000	31,846
Arizona Transportation Board,
5.000%, 07/01/2017	25,000	25,000
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	244,179	242,412
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	54,861
City of Winslow AZ Wastewater System Revenue,
2.000%, 07/01/2019 (Insured by AGM)	25,000	25,200
Estrella Mountain Ranch Community Facilities District,
4.000%, 07/15/2019 (Insured by AGM)	390,000	408,018
Festival Ranch Community Facilities District,
2.000%, 07/15/2018 (Insured by BAM)	25,000	25,147
Maricopa County Industrial Development Authority:
2.550%, 07/01/2021	60,000	59,954
2.625%, 07/01/2021	100,000	98,491
Scottsdale Mountain Community Facilities District,
4.600%, 07/15/2017	100,000	100,074
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	165,703
		1,236,706	1.4%
Arkansas
City of Bentonville AR:
5.000%, 11/01/2021 (Callable 11/01/2017)(Insured by AMBAC)	100,000	101,229
2.625%, 11/01/2027 (Callable 11/01/2025)	300,000	310,101
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027) (3)	700,000	690,599
City of Jacksonville AR Wastewater Revenue,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	117,833
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	125,000	124,950
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	625,000	634,794
City of Rogers AR,
2.125%, 11/01/2029 (Callable 11/01/2021)	60,000	60,085
City of Van Buren AR Water & Sewer Revenue,
2.000%, 12/01/2019 (Insured by AGM)	150,000	151,905
Mountain View Public Facilities Board,
2.000%, 06/01/2018	445,000	445,752
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	325,000	353,343
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	50,000	50,000
University of Central Arkansas,
2.500%, 09/01/2017 (Insured by AGM)	40,000	40,086
		3,080,677	3.5%
California
Bay Area Toll Authority:
1.510%, 04/01/2034 (Callable 10/01/2019)(Mandatory Tender Date 04/01/2020)(1)	270,000	271,283
1.610%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(1)	150,000	150,835
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	69,554
1.330%, 07/01/2022 (Callable 07/01/2017)(2)	300,000	286,069
California Infrastructure & Economic Development Bank,
1.190%, 10/01/2047 (Callable 10/01/2017)(Mandatory Tender Date 04/02/2018)(1)	200,000	200,194
California School Finance Authority:
3.000%, 08/01/2017	50,000	50,057
3.000%, 08/01/2017	100,000	100,115
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	70,000	73,777
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)	75,000	82,344
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	100,000	107,710
3.500%, 11/01/2021 (Callable 11/01/2019)	200,000	208,290
3.143%, 04/01/2028 (1)(2)	400,000	361,971
Central School District,
6.250%, 08/01/2040 (Callable 08/01/2021)	225,000	266,450
City of Chula Vista CA,
1.650%, 07/01/2018 (Callable 07/31/2017)	510,000	510,479
City of Redding CA,
1.383%, 07/01/2022 (ETM)(1)(2)	50,000	47,753
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	300,000	246,852
Corona-Norca Unified School District,
0.000%, 08/01/2026	20,000	20,440
Dublin Unified School District,
0.000%, 08/01/2028 (Callable 08/01/2017)	50,000	28,804
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2021	500,000	560,245
Fresno Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2021)	100,000	40,710
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022 ^	135,000	154,568
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	25,697
La Quinta Financing Authority,
5.550%, 10/01/2018	40,000	41,300
Northern California Gas Authority,
1.399%, 07/01/2019 (1)	505,000	503,187
Palomar Health,
3.000%, 11/01/2017	100,000	100,314
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	52,628
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	25,958
San Diego Redevelopment Agency Successor Agency,
4.000%, 09/01/2018	50,000	51,685
State of California:
5.000%, 09/01/2022	165,000	193,888
1.360%, 05/01/2033 (Callable 11/01/2017)(Mandatory Tender Date 05/01/2018)(1)	100,000	100,110
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021)	330,000	328,766
Washington Township Health Care District,
5.000%, 07/01/2017	50,000	50,000
Yuba Community College District,
0.000%, 08/01/2028 (Callable 08/01/2017)(Insured by AMBAC)	45,000	26,258
		5,338,291	6.1%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	60,000	60,082
Colorado Educational & Cultural Facilities Authority:
4.000%, 07/01/2018	120,000	123,020
3.000%, 12/01/2018	125,000	128,172
3.000%, 12/15/2018	75,000	76,609
4.000%, 12/01/2019	275,000	290,961
4.000%, 06/01/2020	100,000	106,428
4.000%, 10/01/2020	125,000	133,320
4.000%, 11/01/2021	50,000	53,945
4.000%, 03/01/2022	45,000	48,563
5.000%, 10/01/2025	160,000	189,341
Colorado Health Facilities Authority,
5.000%, 05/15/2019	250,000	264,220
E-470 Public Highway Authority:
0.000%, 09/01/2020	125,000	118,022
1.870%, 09/01/2039 (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(1)	400,000	403,332
Fossil Ridge Metropolitan District No. 3,
4.000%, 12/01/2020	50,000	52,800
High Plains Metropolitan District,
4.000%, 12/01/2022	420,000	460,324
Park 70 Metropolitan District:
5.000%, 12/01/2017	135,000	136,866
5.000%, 12/01/2018	160,000	167,149
Regional Transportation District,
5.000%, 06/01/2025 (Callable 06/01/2020)	100,000	110,024
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	55,000	55,029
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	230,378
		3,208,585	3.7%
Connecticut
Bristol Housing Authority,
0.820%, 08/01/2018 (Callable 08/01/2017)(Mandatory Tender Date 08/01/2017)(1)	50,000	49,982
City of Hartford CT,
5.000%, 04/01/2020 (ETM)	100,000	110,140
Connecticut Housing Finance Authority,
4.000%, 11/15/2044 (Callable 11/15/2023)	100,000	105,960
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 07/31/2017)	355,000	355,639
State of Connecticut,
1.560%, 09/15/2024 (Callable 07/18/2017)(Mandatory Tender Date 09/15/2017)(1)	100,000	100,016
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	26,339
		748,076	0.9%
District of Columbia
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	220,000	227,542	0.3%
Florida
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	56,641
City of North Port FL,
4.000%, 07/01/2018 (Insured by BAM)	50,000	51,433
City of Port St Lucie FL Utility System Revenue:
5.000%, 09/01/2021	35,000	39,807
5.250%, 09/01/2022	100,000	117,495
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	203,026
City of Tampa FL,
5.250%, 11/15/2024 (Callable 05/15/2020)	375,000	418,106
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	150,000	160,353
Florida Municipal Power Agency:
1.523%, 10/01/2021 (Callable 07/05/2017)(Insured by AMBAC)(2)	75,000	69,833
1.523%, 10/01/2021 (Callable 07/06/2017)(Insured by AMBAC)(1)(2)	100,000	93,072
1.523%, 10/01/2027 (Callable 07/05/2017)(Insured by AMBAC)(1)(2)	100,000	92,863
Florida State Municipal Loan Council,
3.000%, 10/01/2020	500,000	520,695
Lee County School Board,
5.000%, 08/01/2023	140,000	166,090
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	133,118
Miami Health Facilities Authority:
2.250%, 07/01/2018	45,000	45,031
5.000%, 07/01/2020	300,000	320,736
Orange County Health Facilities Authority,
6.250%, 10/01/2021	100,000	110,202
Orange County Housing Finance Authority,
4.000%, 09/01/2040 (Callable 09/01/2024)	705,000	746,200
Orange County School Board,
4.500%, 08/01/2020 (Pre-refunded to 08/01/2017)	35,000	35,088
St. Lucie County School Board,
5.000%, 10/01/2018 (Insured by AGM)	50,000	52,330
		3,432,119	3.9%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)(1)	285,000	285,313
Burke County Development Authority:
1.000%, 07/01/2049 (Callable 07/01/2017)(1)	100,000	100,000
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019)	100,000	99,731
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019)	50,000	49,866
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 01/01/2020)	450,000	486,112
5.000%, 01/01/2024 (Callable 01/01/2020)	500,000	537,590
Gainesville & Hall County Hospital Authority,
0.000%, 02/15/2047 (Callable 07/03/2017)(Optional Put Date 07/07/2017)(1)	500,000	500,000
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	132,128
5.000%, 03/15/2022	10,000	11,208
Monroe County Development Authority,
2.000%, 07/01/2025 (Mandatory Tender Date 06/13/2019)	380,000	380,790
Peach County GA Development Authority,
1.200%, 10/01/2018 (Callable 04/01/2018)	250,000	249,663
Private Colleges & Universities Authority:
3.750%, 10/01/2021	25,000	26,207
5.000%, 10/01/2021	75,000	82,363
		2,940,971	3.4%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	25,973	0.0%
Illinois
Champaign County Community Unit School District No 116 Urbana,
5.000%, 01/01/2019	1,100,000	1,150,391
Chicago O'Hare International Airport,
5.000%, 01/01/2020	50,000	54,575
Chicago Transit Authority,
5.250%, 12/01/2023 (Callable 12/01/2021)	25,000	27,982
City of Berwyn IL:
3.000%, 12/01/2017	50,000	50,275
4.000%, 12/01/2019	125,000	130,835
City of Chicago IL,
5.000%, 01/01/2023 (Callable 01/01/2019)	50,000	50,255
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2019	100,000	101,732
City of Chicago IL Wastewater Transmission Revenue,
5.000%, 01/01/2020	50,000	53,923
City of Fairfield IL,
2.000%, 12/01/2018	275,000	275,415
City of Flora IL,
4.000%, 11/15/2023 (Callable 11/15/2017)(Insured by AMBAC)	100,000	99,996
City of Rockford IL,
4.700%, 12/15/2017 (Insured by AGM)	25,000	25,064
City of Springfield IL,
4.000%, 12/01/2019	95,000	99,778
Cook County Community College District No 524 Moraine Valley,
5.000%, 12/01/2021 (Callable 12/01/2017)	325,000	329,888
Cook County Community High School District No 219 Niles Township,
0.000%, 12/01/2020	35,000	31,979
Cook County School District No 170 Chicago Heights,
5.000%, 12/01/2026 (Callable 07/27/2017)	750,000	751,230
County of Cook IL,
5.000%, 11/15/2021 (Callable 11/15/2019)	100,000	106,803
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	121,451
DuPage County Community High School District No. 100 Fenton,
2.000%, 12/15/2018	70,000	70,848
Governors State University,
4.000%, 10/01/2020 (Callable 10/01/2017)(Insured by CIFG)	50,000	50,230
Homewood-Flossmoor Park District,
3.000%, 12/01/2017 (Insured by AGM)	50,000	50,289
Illinois Finance Authority:
5.000%, 08/15/2017	50,000	50,174
4.000%, 10/01/2017	75,000	75,460
5.000%, 10/01/2019	75,000	79,572
5.000%, 02/15/2020	100,000	106,272
5.000%, 10/01/2020	105,000	113,679
5.000%, 01/01/2021	125,000	136,904
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	45,000	51,173
5.000%, 10/01/2022	50,000	55,575
5.000%, 05/15/2023	100,000	116,144
2.085%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(1)	135,000	135,067
Illinois Housing Development Authority,
2.450%, 06/01/2043 (Callable 01/01/2023)	530,112	514,956
The Illinois Sports Facilities Authority,
0.000%, 06/15/2018 (Insured by AMBAC)	50,000	48,510
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	100,000	109,010
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	420,000	482,677
Joliet Park District,
4.000%, 02/01/2023 (Insured by BAM)	150,000	162,033
Kane County Community Unit School District,
4.250%, 01/01/2025 (Callable 01/01/2018)(Insured by AGM)	25,000	25,310
Lake County Community Consolidated School District No. 3 Beach Park,
0.000%, 02/01/2018 (Insured by AMBAC)	290,000	285,476
Lake County Community High School District No. 117 Antioch,
0.000%, 12/01/2019	140,000	132,609
Lake County Community High School District No. 127 Grayslake,
0.000%, 02/01/2020	150,000	143,945
Lake County Community Unit School District No 116 Round Lake,
5.000%, 01/15/2025 (Callable 01/15/2023)	35,000	39,935
Lake County School District No. 1 Winthrop Harbor,
3.000%, 02/01/2019	85,000	87,144
Metropolitan Pier & Exposition Authority:
5.300%, 06/15/2018 (Callable 07/31/2017)(Insured by NPFGC)	120,000	121,530
0.000%, 06/15/2019	50,000	47,308
0.000%, 06/15/2019	135,000	127,929
5.700%, 06/15/2025 (Callable 06/15/2022)	45,000	51,219
Monroe & St Clair Counties Community Unit School District No. 5 Waterloo,
5.000%, 04/15/2020 (Insured by BAM)	270,000	294,505
Ogle & Winnebago Counties Community Unit School District:
0.000%, 12/01/2017 (ETM)(Insured by AGM)	20,000	19,927
5.000%, 12/01/2021 (Insured by BAM)	150,000	169,278
Peoria Public Building Commission,
5.000%, 12/01/2020 (Insured by BAM)	125,000	137,534
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 07/31/2017)(Insured by AMBAC)	100,000	100,250
South Suburban College Community School District No 510,
0.000%, 12/01/2019 (Insured by AGM)	500,000	467,795
St Clair County School District No 119 Belle Valley:
5.000%, 04/01/2022 (Insured by AGM)	350,000	396,025
5.000%, 04/01/2023 (Insured by AGM)	300,000	343,806
State of Illinois:
0.000%, 08/01/2017	20,000	19,962
5.000%, 06/01/2019	100,000	102,660
5.000%, 03/01/2020	90,000	93,134
5.000%, 04/01/2020	30,000	31,075
5.000%, 01/01/2022 (Callable 01/01/2020)	100,000	102,320
6.500%, 06/15/2022	60,000	67,306
5.000%, 08/01/2024 (Callable 08/01/2022)	100,000	102,788
4.500%, 09/01/2024 (Callable 09/01/2018)	100,000	100,128
University of Illinois,
0.000%, 04/01/2018	140,000	138,317
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	97,000	96,952
Village of Crestwood IL:
2.000%, 12/15/2018 (Insured by BAM)	150,000	151,108
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	65,590
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	28,465
Village of McCook IL,
5.000%, 12/01/2020 (Callable 12/01/2018)	50,000	51,916
Village of River Grove IL:
3.000%, 12/15/2020 (Insured by BAM)	150,000	153,404
3.000%, 12/15/2021 (Insured by BAM)	120,000	122,202
West Chicago Park District,
4.000%, 12/01/2022 (Callable 06/01/2018)	230,000	234,340
Western Illinois University,
4.000%, 04/01/2019	50,000	51,732
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	108,896
Will County Community Consolidated School District No 70-C Laraway:
4.000%, 12/01/2019 (Insured by AGM)	155,000	163,206
4.000%, 12/01/2020 (Insured by AGM)	130,000	139,219
4.000%, 12/01/2022 (Insured by AGM)	245,000	268,393
Will County Community High School District No 210 Lincoln-Way,
5.000%, 01/01/2021 (Callable 01/01/2019)	70,000	69,054
Will County IL School District No. 114 Manhattan,
0.000%, 12/01/2019	50,000	47,282
Will County IL School District No. 365 Valley View,
0.000%, 11/01/2021 (Insured by AGM)	100,000	92,631
Wilmette Park District,
3.000%, 12/01/2017	20,000	20,163
		11,483,913	13.2%
Indiana
City of Goshen IN Waterworks Revenue,
4.100%, 01/01/2021 (Callable 07/31/2017)(Insured by AGM)	470,000	470,940
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019)	100,000	100,700
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	50,804
Indiana Bond Bank,
5.250%, 10/15/2019	55,000	59,440
Indiana Finance Authority:
4.000%, 12/01/2017	50,000	50,603
4.000%, 02/01/2018	50,000	50,887
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021)	260,000	259,782
Indiana Health Facility Financing Authority,
1.890%, 05/01/2020 (Callable 07/21/2017)(Insured by AMBAC)(1)(2)	25,000	23,833
Indiana Housing & Community Development Authority,
4.000%, 12/01/2027 (Callable 06/01/2021)	480,000	499,032
Noblesville High School Building Corp.,
0.000%, 02/15/2018	20,000	19,807
Plainfield Community School Corp.,
2.000%, 07/15/2018	100,000	100,599
South Bend Community School Corp.,
5.000%, 07/15/2017	50,000	50,051
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018 (Insured by AGM)	50,000	50,511
		1,786,989	2.1%
Iowa
City of Coralville IA,
4.000%, 06/01/2019	100,000	104,058
Iowa Finance Authority:
3.500%, 09/01/2017	100,000	100,106
3.500%, 07/01/2046 (Callable 01/01/2026)	250,000	262,505
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	1,005,090
Xenia Rural Water District,
2.000%, 12/01/2017	125,000	125,299
		1,597,058	1.8%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2017	70,000	70,501
4.000%, 12/01/2018	200,000	204,802
State of Kansas Department of Transportation,
1.104%, 09/01/2019 (1)	205,000	205,014
		480,317	0.6%
Kentucky
Kentucky Economic Development Finance Authority:
6.000%, 06/01/2030 (Pre-refunded to 06/01/2020)	90,000	101,900
6.375%, 06/01/2040 (Pre-refunded to 06/01/2020)	300,000	342,858
Kentucky Municipal Power Agency,
2.310%, 09/01/2042 (Callable 03/01/2018)(Mandatory Tender Date 09/01/2018)(1)	50,000	50,025
		494,783	0.6%
Louisiana
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Callable 02/01/2022)	425,000	477,836
Louisiana Local Government Environmental Facilities & Community Development Auth:
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	50,000	56,684
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	50,000	56,882
5.875%, 10/01/2040 (Pre-refunded to 10/01/2020)	755,000	864,875
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	120,000	137,938
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	305,000	350,591
Louisiana Public Facilities Authority,
0.000%, 10/01/2018	235,000	228,925
Regional Transit Authority,
0.000%, 12/01/2021	90,000	73,365
		2,247,096	2.6%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	40,000	41,763
4.000%, 11/15/2045 (Callable 11/15/2025)	245,000	260,668
		302,431	0.3%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	25,791
Maryland State Transportation Authority,
5.000%, 03/01/2018 (Callable 07/21/2017)	30,000	30,050
		55,841	0.1%
Massachusetts
Commonwealth of Massachusetts,
1.210%, 08/01/2043 (Callable 07/21/2017)(Mandatory Tender Date 08/01/2017)(1)	150,000	150,009
Eaton Vance Municipal Bond Fund II,
1.960%, 07/01/2019 (Acquired 12/9/2015, Cost $150,000)(Callable 07/31/2017)(1) * ^	100,000	99,986
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	175,000	186,679
3.500%, 12/01/2046 (Callable 12/01/2025)	1,005,000	1,042,698
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/01/2018)	250,000	257,403
		1,736,775	2.0%
Michigan
City of Detroit MI Sewage Disposal System Revenue:
5.000%, 07/01/2020	265,000	289,870
7.000%, 07/01/2027 (Callable 07/01/2019)(Insured by AGM)	50,000	55,195
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2017	55,000	55,000
City of Saginaw MI Water Supply System Revenue,
4.000%, 07/01/2020 (Insured by AGM)	25,000	26,849
Dexter Community Schools,
5.100%, 05/01/2018	15,000	15,504
Michigan Finance Authority:
5.000%, 07/01/2017	40,000	40,000
3.400%, 10/01/2020	100,000	103,251
1.582%, 10/15/2038 (Callable 04/15/2020)(Mandatory Tender Date 10/15/2020)(1)	350,000	350,241
1.360%, 12/01/2039 (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(1)	100,000	99,465
Michigan State Hospital Finance Authority:
5.000%, 07/15/2021 (Pre-refunded to 07/15/2017)	50,000	50,051
1.625%, 11/01/2027 (Mandatory Tender Date 11/01/2019)	155,000	155,087
Michigan State Housing Development Authority,
3.500%, 06/01/2047 (Callable 06/01/2026)	660,000	689,588
Michigan Strategic Fund,
0.960%, 12/01/2033 (Callable 07/01/2017)(1)	350,000	350,000
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	112,388
Rudyard MI Area Schools,
1.500%, 05/01/2019	25,000	25,045
South Haven Public Schools,
4.000%, 05/01/2020 (Insured by AGM)	50,000	53,595
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	85,353
White Cloud Public Schools:
4.000%, 05/01/2018 (Insured by Q-SBLF)	35,000	35,819
4.000%, 05/01/2019 (Insured by Q-SBLF)	30,000	31,446
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	53,423
		2,677,170	3.1%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2022	500,000	544,995
City of Minneapolis MN/St Paul Housing & Redevelopment Authority,
1.740%, 08/01/2027 (Callable 07/05/2017)(1)(2)	25,000	23,345
City of Plato MN,
4.000%, 04/01/2022	265,000	286,709
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2025	125,000	152,408
Minnesota Housing Finance Agency:
2.900%, 01/01/2025	80,000	83,508
4.000%, 01/01/2047 (Callable 01/01/2026)	485,000	519,813
University of Minnesota,
5.500%, 07/01/2021 (ETM)	160,000	179,230
		1,790,008	2.1%
Mississippi
City of Jackson MS Water & Sewer System Revenue,
4.000%, 09/01/2018 (Insured by BAM)	135,000	138,919
Mississippi Development Bank:
5.500%, 10/01/2019	75,000	80,165
5.000%, 03/01/2024 (Insured by AGM)	50,000	58,754
University of Southern Mississippi/The,
2.000%, 09/01/2018	95,000	95,922
		373,760	0.4%
Missouri
City of St Louis MO Airport Revenue:
5.000%, 07/01/2023 (Insured by AGM)	400,000	473,076
5.000%, 07/01/2025 (Callable 07/01/2017)(Insured by AGM)	265,000	265,000
County of Boone MO,
5.750%, 08/01/2028 (Pre-refunded to 08/01/2018)	630,000	661,191
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 02/01/2019	250,000	259,935
5.000%, 05/15/2022	50,000	57,511
Jasper County Reorganized School District No. R-9/MO,
2.000%, 04/01/2018	150,000	150,942
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021 (Pre-refunded 05/15/2020)	535,000	606,155
Missouri Housing Development Commission,
4.000%, 05/01/2042 (Callable 11/01/2026)	750,000	817,035
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	500,000	510,630
St Charles County School District No. R-IV Wentzville,
0.000%, 03/01/2027 (Pre-refunded to 03/01/2019)	65,000	39,447
State of Missouri Environmental Improvement & Energy Resources Authority,
1.418%, 12/01/2022 (Callable 07/01/2017)(1)(2)	275,000	256,576
		4,097,498	4.7%
Nebraska
Central Plains Energy Project,
1.305%, 12/01/2017 (1)	95,000	94,875
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	53,185
Gering School District:
5.000%, 12/01/2026 (Callable 05/30/2022)	115,000	130,730
5.000%, 12/01/2027 (Callable 05/30/2022)	100,000	113,428
		392,218	0.5%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	100,000	100,705
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	287,883
Nevada Housing Division,
4.400%, 04/01/2029 (Callable 10/01/2021)	120,000	124,585
		513,173	0.6%
New Jersey
City of Atlantic City NJ,
5.000%, 03/01/2022	100,000	111,099
Landis Sewage Authority,
3.127%, 09/19/2019 (1)(2)	100,000	96,721
New Jersey Economic Development Authority:
2.635%, 02/01/2018 (Callable 08/01/2017)(1)	150,000	150,159
2.710%, 02/01/2018 (Callable 08/01/2017)(1)	50,000	50,047
4.000%, 07/15/2018	100,000	102,101
5.000%, 11/01/2018	100,000	103,738
5.250%, 09/01/2019	250,000	264,205
5.000%, 03/01/2020	100,000	105,636
5.000%, 06/15/2023 (Insured by BAM)	50,000	54,692
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	172,253
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019 (ETM)	105,000	110,923
4.250%, 11/15/2021 (Callable 11/15/2020)	65,000	70,654
5.000%, 07/01/2025 (Insured by AGM)	50,000	58,879
New Jersey Higher Education Student Assistance Authority,
5.250%, 06/01/2020 (Callable 06/01/2019)	100,000	106,734
New Jersey Sports & Exposition Authority,
4.500%, 09/01/2022 (Callable 09/01/2018)	250,000	253,273
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	100,000	104,669
5.000%, 06/15/2021 (Callable 06/15/2018)	150,000	155,105
New Jersey Turnpike Authority,
1.523%, 01/01/2030 (Callable 07/06/2017)(1)(2)	130,000	119,270
Town of West New York NJ,
4.000%, 04/15/2019	200,000	210,200
Township of Irvington NJ,
0.000%, 07/15/2018	50,000	48,950
		2,449,308	2.8%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018 (Insured by BAM)	100,000	101,250
New Mexico Municipal Energy Acquisition Authority,
1.454%, 11/01/2039 (Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(1)	75,000	74,809
State of New Mexico Severance Tax Permanent Fund,
5.000%, 07/01/2017	40,000	40,000
		216,059	0.3%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	111,287
City of Yonkers NY,
5.000%, 03/15/2024 (Callable 03/15/2021)	50,000	56,242
JPMorgan Chase Putters/Drivers Trust,
1.000%, 11/01/2019 (Callable 05/01/2019)(1)	250,000	250,000
Long Island Power Authority,
1.385%, 05/01/2033 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	75,000	75,120
Metropolitan Transportation Authority:
1.490%, 11/01/2031 (Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(1)	500,000	501,865
1.360%, 11/01/2034 (Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(1)	50,000	49,950
4.000%, 11/15/2034 (Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)	195,000	205,119
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	537,615
Nassau Health Care Corp.,
2.750%, 01/16/2018	250,000	250,935
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/01/2018	50,000	52,614
1.020%, 08/01/2022 (Callable 07/01/2017)(1)	500,000	500,000
1.000%, 11/01/2022 (Optional Put Date 06/30/2017)(1)	500,000	500,000
1.000%, 08/01/2031 (Optional Put Date 06/30/2017)(1)	200,000	200,000
New York City Water & Sewer System,
1.070%, 06/15/2032 (Callable 07/17/2017)(Optional Put Date 06/30/2017)(1)	280,000	280,000
New York State Dormitory Authority:
5.000%, 07/01/2017	25,000	25,000
1.514%, 05/01/2018 (Callable 07/01/2017)(1)	200,000	200,026
4.000%, 12/01/2018	200,000	205,334
5.000%, 12/15/2021	45,000	51,889
New York State Energy Research & Development Authority,
1.523%, 12/01/2020 (1)(2)	400,000	395,201
New York State Housing Finance Agency,
1.250%, 11/01/2018	15,000	15,043
Niskayuna Central School District,
1.300%, 03/15/2018	160,000	159,563
Oneida County Industrial Development Agency,
0.000%, 07/01/2026 (Callable 07/01/2017)	75,000	50,293
Shenendehowa Central School District,
1.550%, 08/01/2018	200,000	199,852
State of New York:
1.697%, 03/15/2021 (Callable 07/06/2017)(Insured by AGM)(1)(2)	50,000	47,356
1.697%, 02/15/2022 (Callable 07/06/2017)(2)	25,000	24,322
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	400,000	416,124
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	150,000	153,698
Triborough Bridge & Tunnel Authority:
1.204%, 11/15/2027 (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021)(1)	100,000	99,394
1.301%, 01/01/2031 (Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(1)	100,000	100,060
1.054%, 01/01/2033 (Callable 06/03/2019)(Mandatory Tender Date 12/03/2019)(1)	30,000	29,855
		5,743,757	6.6%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	100,000	112,894
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	185,000	208,661
5.000%, 01/01/2021 (ETM)	650,000	733,135
6.000%, 01/01/2022 (ETM)	105,000	126,184
North Carolina Medical Care Commission:
4.750%, 11/01/2017	50,000	50,618
5.000%, 11/01/2018	25,000	26,287
5.000%, 10/01/2019 (Callable 10/01/2017)	55,000	55,499
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	80,000	92,125
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,180,270
University of North Carolina at Chapel Hill,
1.454%, 12/01/2041 (Callable 07/21/2017)(Mandatory Tender Date 12/01/2017)(1)	150,000	150,011
		2,735,684	3.1%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041 (Callable 07/31/2017)	205,000	203,893
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	500,000	546,265
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 07/17/2017)	585,000	561,354
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 08/14/2017)	280,000	280,681
		1,592,193	1.8%
Ohio
City of Bowling Green OH:
4.500%, 06/01/2019	60,000	62,009
5.000%, 06/01/2020	100,000	106,464
City of Hamilton OH Gas System Revenue,
4.000%, 10/15/2023 (Callable 10/15/2019)	25,000	26,294
Cleveland-Cuyahoga County Port Authority,
3.000%, 05/15/2018	50,000	50,568
County of Crawford OH,
1.430%, 11/01/2017 (Callable 07/31/2017)	100,000	100,027
County of Hamilton OH,
4.000%, 01/01/2018	100,000	101,177
County of Huron OH,
5.250%, 12/01/2017 (Callable 07/31/2017)	50,000	50,140
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	54,640
Lancaster Port Authority,
1.324%, 08/01/2019 (Callable 02/01/2019)(1)	70,000	69,684
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	38,901
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)	230,000	245,277
Shawnee State University,
2.000%, 06/01/2019 (Insured by BAM)	250,000	250,417
Summit County Development Finance Authority:
3.000%, 05/15/2018	135,000	136,245
2.000%, 11/15/2019	30,000	30,329
		1,322,172	1.5%
Oklahoma
Logan County Independent School District,
4.000%, 08/01/2020	25,000	26,821
Oklahoma City Industrial & Cultural Facilities Trust,
1.453%, 06/01/2019 (Callable 07/01/2017)(1)(2)	50,000	49,894
		76,715	0.1%
Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	25,439
Oregon State Facilities Authority:
1.790%, 10/01/2020 (Callable 07/31/2017)(Mandatory Tender Date 10/01/2017)(1)	40,000	40,009
1.910%, 10/01/2022 (Callable 04/01/2018)(Mandatory Tender Date 09/15/2018)(1)	100,000	100,380
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	16,202
State of Oregon Housing & Community Services Department,
3.500%, 07/01/2036 (Callable 01/01/2025)	185,000	194,348
		376,378	0.4%
Pennsylvania
Allegheny County Higher Education Building Authority,
4.000%, 10/15/2018	365,000	375,585
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	30,000	31,864
Bethlehem Parking Authority,
2.000%, 10/01/2018	100,000	101,250
Borough of Wilkinsburg PA,
1.500%, 07/15/2019	315,000	315,690
Chester County Health & Education Facilities Authority,
5.000%, 11/01/2019	225,000	241,384
City of Erie PA,
0.000%, 11/15/2018 (ETM)(Insured by AGM)	60,000	59,137
Coatesville School District,
5.000%, 08/01/2023	150,000	174,757
Commonwealth Financing Authority,
5.000%, 06/01/2023	225,000	263,358
County of Allegheny PA,
1.334%, 11/01/2026 (Callable 11/01/2017)(Insured by AGM)(1)	75,000	73,729
County of Westmoreland PA,
0.000%, 08/01/2017 (ETM)(Insured by AMBAC)	40,000	39,974
Crawford Central School District,
5.000%, 02/01/2019 (Callable 08/01/2018)	100,000	103,862
Erie Parking Authority,
2.000%, 09/01/2019	105,000	105,906
Greater Latrobe School Authority,
2.250%, 04/15/2019 (Callable 07/31/2017)	500,000	500,630
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018 (Insured by BAM)	50,000	50,568
2.000%, 12/01/2019 (Insured by BAM)	105,000	106,234
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	40,288
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	49,925
Montgomery County Industrial Development Authority/PA:
5.000%, 01/15/2018	50,000	50,827
1.020%, 11/15/2029 (Callable 07/01/2017)(Optional Put Date 06/30/2017)(1)	495,000	495,000
Pennsylvania Economic Development Financing Authority:
5.000%, 03/01/2019	130,000	137,992
1.550%, 12/01/2033 (Mandatory Tender Date 12/03/2018)	310,000	309,396
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	100,000	114,927
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042 (Callable 10/01/2021)	100,000	102,528
3.500%, 10/01/2046 (Callable 10/01/2025)	230,000	242,650
4.000%, 10/01/2046 (Callable 04/01/2026)	260,000	277,729
Pennsylvania Turnpike Commission:
1.790%, 12/01/2020 (Callable 06/01/2020)(1)	225,000	225,781
1.890%, 12/01/2021 (Callable 06/01/2021)(1)	215,000	215,819
Scranton School District/PA:
4.000%, 06/01/2018	150,000	152,723
5.000%, 06/01/2019	100,000	105,360
Somerset County General Authority,
2.000%, 10/01/2019	155,000	156,697
Southern Columbia PA Area School District,
1.000%, 04/01/2018	50,000	49,911
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	214,072
		5,485,553	6.3%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018	50,000	51,452
0.000%, 07/01/2019	50,000	46,444
		97,896	0.1%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	80,000	85,931
Rhode Island Health & Educational Building Corp.,
5.000%, 05/15/2024	500,000	591,455
Rhode Island Housing & Mortgage Finance Corp./RI:
1.050%, 10/01/2044 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)	100,000	99,926
3.500%, 10/01/2046 (Callable 04/01/2025)	85,000	87,986
		865,298	1.0%
South Carolina
City of Charleston SC Waterworks & Sewer System Revenue,
1.412%, 01/01/2028 (Callable 07/31/2017)(Mandatory Tender Date 01/01/2018)(1)	50,000	50,015
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	110,412
Easley Combined Utility System,
3.250%, 12/01/2017	50,000	50,439
Scago Educational Facilities Corp. for Union School District,
4.000%, 12/01/2017	100,000	101,161
South Carolina Jobs-Economic Development Authority,
4.500%, 11/01/2017	40,000	40,437
South Carolina Public Service Authority:
5.000%, 12/01/2021	110,000	123,692
5.000%, 12/01/2025	240,000	280,850
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036 (Callable 07/01/2025)	325,000	348,143
		1,105,149	1.3%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	75,000	82,631
Knox County Health Educational & Housing Facility Board,
5.000%, 04/01/2020	200,000	215,726
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.900%, 04/01/2019 (Mandatory Tender Date 04/01/2018)(1)	150,000	149,606
Metropolitan Government Nashville & Davidson County Revenue,
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020)	750,000	750,480
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	30,000	31,400
Tennessee Housing Development Agency,
4.000%, 01/01/2046 (Callable 01/01/2025)	65,000	69,586
		1,299,429	1.5%
Texas
Bexar County Health Facilities Development Corp.:
4.000%, 07/15/2018	50,000	51,112
4.000%, 07/15/2019	75,000	77,901
Central Texas Turnpike System,
5.000%, 08/15/2042 (Callable 04/01/2020)(Mandatory Tender Date 04/01/2020)(1)	315,000	343,463
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	140,068
City of Fort Worth TX,
5.000%, 03/01/2026 (Pre-refunded to 03/01/2019)	500,000	532,015
City of Round Rock TX:
4.000%, 12/01/2023	30,000	33,417
4.000%, 12/01/2024	250,000	279,495
Clear Creek Independent School District:
3.000%, 02/15/2035 (Mandatory Tender Date 08/14/2017)(PSF Guaranteed)	225,000	225,482
1.350%, 02/15/2038 (Mandatory Tender Date 08/15/2018)(PSF Guaranteed)	50,000	50,203
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	100,000	103,899
Coastal Water Authority,
4.000%, 12/15/2017	25,000	25,344
County of Denton TX,
2.625%, 07/15/2017	25,000	25,011
County of Harris TX,
1.610%, 08/15/2021 (Callable 02/15/2018)(Mandatory Tender Date 08/15/2018)(1)	65,000	65,005
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed)	270,000	278,608
Dallas Independent School District:
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2020)(PSF Guaranteed)	200,000	217,514
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed)	340,000	390,663
Dawson Independent School District,
0.000%, 02/16/2019 (PSF Guaranteed)	245,000	239,179
Denton County Fresh Water Supply District No 6:
4.000%, 02/15/2018 (Insured by BAM)	150,000	152,554
4.000%, 02/15/2019 (Insured by BAM)	150,000	156,107
4.000%, 02/15/2020 (Insured by BAM)	175,000	185,593
Fort Bend County Municipal Utility District No. 187,
3.000%, 09/01/2017	20,000	20,049
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019 (Insured by BAM)	150,000	159,387
Fort Bend Independent School District,
0.900%, 08/01/2040 (Mandatory Tender Date 08/01/2018)(PSF Guaranteed)	115,000	114,902
Fort Worth Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2019)	300,000	318,747
Generation Park Management District,
3.000%, 09/01/2018	160,000	162,344
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021 (PSF Guaranteed)	100,000	114,280
Harris County Cultural Education Facilities Finance Corp.:
1.490%, 12/01/2042 (Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	50,000	50,039
1.684%, 10/01/2045 (Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(1)	300,000	302,568
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	110,208
Harris County Municipal Utility District No. 419:
3.000%, 09/01/2017 (Insured by AGM)	25,000	25,075
3.000%, 09/01/2017 (Insured by AGM)	50,000	50,145
Harris County-Houston Sports Authority,
0.000%, 11/15/2017	25,000	24,862
Katy Independent School District,
1.327%, 08/15/2036 (Callable 02/15/2019)(Callable 08/15/2019)(PSF Guaranteed)(1)	300,000	300,687
Laredo Independent School District,
4.000%, 08/01/2017	25,000	25,052
Lewisville Independent School District,
4.500%, 08/15/2023 (Callable 08/15/2017)(PSF Guaranteed)	25,000	25,099
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2017	25,000	25,328
Mission Economic Development Corp.,
1.800%, 12/01/2018	100,000	100,664
New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	99,804
3.000%, 07/01/2019	100,000	101,605
4.000%, 04/01/2020	50,000	52,416
3.000%, 07/01/2021	120,000	124,576
3.625%, 08/15/2022 (Callable 08/15/2021)	100,000	100,553
North East Independent School District/TX,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed)	50,000	50,589
North Texas Health Facilities Development Corp.,
5.000%, 09/01/2020 (Callable 09/01/2017)(Insured by AGM)	55,000	55,313
North Texas Higher Education Authority, Inc.,
2.048%, 07/01/2030 (1)	45,000	44,963
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	28,665
1.950%, 01/01/2038 (Mandatory Tender Date 01/01/2019)(1)	100,000	100,647
Northside Independent School District,
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	300,000	304,293
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	28,734
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2017)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)	60,000	60,006
SA Energy Acquisition Public Facility Corp.:
5.500%, 08/01/2021	25,000	28,529
5.500%, 08/01/2022	200,000	233,268
Sam Rayburn Municipal Power Agency,
5.000%, 10/01/2020	150,000	163,093
San Jacinto College District,
5.000%, 02/15/2034 (Pre-refunded to 02/15/2019)	25,000	26,542
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	100,000	101,463
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	50,000	50,088
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	180,000	188,507
5.250%, 12/15/2021	75,000	84,866
Texas Municipal Gas Acquisition & Supply Corp. II,
1.535%, 09/15/2017 (1)	30,000	30,007
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021)	430,000	471,912
Viridian Municipal Management District,
6.000%, 12/01/2023 (Insured by BAM)	50,000	61,963
West Ranch Management District:
2.000%, 09/01/2018	50,000	50,387
3.000%, 09/01/2019	50,000	51,712
		8,196,570	9.4%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	95,000	101,260	0.1%
Vermont
City of Burlington VT Electric System Revenue,
5.000%, 07/01/2023 (Callable 07/01/2021)	25,000	27,218	0.0%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	107,018	0.1%
Washington
Central Puget Sound Regional Transit Authority,
1.610%, 11/01/2045 (Callable (05/01/2018)(1)	50,000	50,072
Washington Economic Development Finance Authority,
1.250%, 11/01/2017	250,000	250,300
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	70,974
Washington State University,
4.000%, 10/01/2017	40,000	40,298
		411,644	0.5%
Wisconsin
City of Two Rivers WI,
4.000%, 04/01/2018	125,000	126,575
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	25,656
Milwaukee Redevelopment Authority,
1.950%, 12/01/2038 (Callable 07/01/2017)(Optional Put Date 07/07/2017)(1)	140,000	140,000
Public Finance Authority:
4.000%, 12/01/2020	350,000	348,558
3.000%, 11/15/2022 (Callable 11/15/2018)	250,000	250,790
Waukesha Housing Authority,
1.950%, 12/01/2042 (Callable 07/01/2017)(Optional Put Date 07/07/2017)(1)	145,000	145,000
West Allis West Milwaukee School District:
3.000%, 04/01/2019	150,000	149,392
3.000%, 04/01/2020	50,000	49,584
Whitehall School District,
1.500%, 10/25/2017	250,000	250,303
Wisconsin Center District:
0.000%, 12/15/2018	80,000	78,026
5.250%, 12/15/2023	70,000	80,856
5.250%, 12/15/2027	15,000	17,921
Wisconsin Health & Educational Facilities Authority:
3.000%, 07/01/2017	125,000	125,000
3.000%, 07/01/2018	25,000	25,363
5.000%, 11/15/2018	15,000	15,799
5.500%, 02/15/2019 (Insured by AMBAC)	125,000	130,714
5.000%, 08/15/2020	35,000	38,393
5.875%, 02/15/2022	25,000	29,020
4.000%, 09/15/2023 (Callable 09/15/2022)	50,000	53,528
5.250%, 04/15/2024 (Callable 04/15/2020)	60,000	65,765
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046 (Callable 09/01/2025)	495,000	519,022
		2,665,265	3.1%
Total Municipal Bonds (Cost $85,891,819)		86,149,085	99.0%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.85% «	698,984	698,984
Total Short-Term Investments (Cost $698,984)		698,984	0.8%
Total Investments (Cost $86,590,803)		86,848,069	99.8%
Other Assets in Excess of Liabilities		156,708	0.2%
TOTAL NET ASSETS		$87,004,777	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
ETM	Escrowed to Maturity
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2017.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $99,986, which represents 0.11% of total net assets.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	1,070,800	0.1%
Arizona
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	895,755
Gila County Unified School District No. 10-Payson,
5.250%, 07/01/2027 (Callable 07/01/2017)(Insured by AMBAC)	1,000,000	1,000,000
		1,895,755	0.2%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,036,100
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,460,000	2,498,548
City of Rogers AR Sewer Revenue:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	640,777
4.000%, 11/01/2026 (Callable 05/01/2024)	680,000	756,187
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	508,167
4.000%, 11/01/2028 (Callable 05/01/2024)	125,000	137,179
		5,576,958	0.5%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	700,000	58,660
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029 (Pre-refunded to 01/01/2028)	150,000	191,211
Centinela Valley Union High School District,
5.000%, 08/01/2050 (Callable 08/01/2022)(Insured by AGM)	385,000	445,364
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024)	885,000	748,790
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,380,000	11,758,029
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	535,000	440,219
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,500,000	1,806,000
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	131,865
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028)	300,000	285,060
Newport Mesa Unified School District,
0.000%, 08/01/2027	1,075,000	818,139
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	575,000	664,545
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)	675,000	151,159
Roseville Joint Union School District GO,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	105,000	24,756
San Diego Unified School District/CA,
0.000%, 07/01/2033 (Pre-refunded to 07/01/2024)	250,000	290,243
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM)	6,865,000	6,655,617
0.000%, 01/01/2023 (ETM)	14,000,000	12,827,920
0.000%, 01/01/2027 (ETM)	1,030,000	840,882
0.000%, 01/01/2028 (ETM)	720,000	574,769
San Marcos Public Facilities Authority,
0.000%, 09/01/2019 (ETM)	17,495,000	16,984,671
San Mateo Union High School District,
5.000%, 09/01/2041 (Callable 09/01/2023)	1,695,000	2,006,338
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	275,000	54,532
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	53,227
0.000%, 08/01/2044 (Pre-refunded to 08/01/2021)(Insured by AGM)	150,000	25,476
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	55,755
Sutter Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	19,396
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	18,059
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	13,526
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	46,630
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	345,000	74,634
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	96,782
Tustin Unified School District,
0.000%, 08/01/2028 (Callable 08/01/2021)	600,000	635,376
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)	510,000	225,853
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)	460,000	179,694
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	178,248
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	615,180
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	48,172
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	130,690
		60,175,467	5.7%
Colorado
City of Colorado Springs CO,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,372,696
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	5,090,000	4,670,278
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	1,665,000	1,694,787
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	36,045,000	33,073,450
0.000%, 10/01/2022 (ETM)	22,540,000	20,681,803
Weld County Reorganized School District No Re-8:
5.000%, 12/01/2027 (Callable 12/01/2026)	755,000	932,938
5.000%, 12/01/2028 (Callable 12/01/2026)	800,000	980,928
5.000%, 12/01/2029 (Callable 12/01/2026)	700,000	851,053
		64,257,933	6.1%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	1,890,000	2,048,987
State of Connecticut,
5.000%, 10/15/2020	4,390,000	4,830,273
		6,879,260	0.7%
District of Columbia
District of Columbia:
5.000%, 06/01/2028 (Callable 12/01/2026)	800,000	983,968
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	150,000	156,373
		1,140,341	0.1%
Florida
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,470,000	1,648,899
City of Sunrise FL Utility System Revenue,
5.500%, 10/01/2018 (ETM)(Insured by AMBAC)	1,695,000	1,744,189
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,829,454
5.250%, 10/01/2030 (ETM)	1,695,000	2,158,956
County of Miami-Dade FL Water & Sewer System Revenue,
5.250%, 10/01/2022 (Insured by AGM)	1,125,000	1,331,674
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,013,000
County of Seminole FL Water & Sewer Revenue,
6.000%, 10/01/2019 (ETM)	3,625,000	3,829,196
Escambia County Housing Finance Authority,
0.000%, 10/15/2018 (ETM)	4,130,000	4,064,374
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	5,000,000	5,345,100
Florida Municipal Power Agency,
5.000%, 10/01/2017 (ETM)	1,590,000	1,605,503
Gulf Environmental Services Inc.,
5.000%, 10/01/2018 (ETM)	585,000	600,432
Highlands County Health Facilities Authority:
0.900%, 11/15/2035 (Callable 07/03/2017)(Optional Put Date 07/07/2017)(1)	1,695,000	1,695,000
0.900%, 11/15/2037 (Callable 07/01/2017)(Optional Put Date 07/07/2017)(1)	1,150,000	1,150,000
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,098,975
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,065,000	2,375,638
Lee County School Board:
5.000%, 08/01/2031 (Callable 08/01/2026)	2,170,000	2,544,303
5.000%, 08/01/2032 (Callable 08/01/2026)	1,000,000	1,162,070
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)	970,000	1,062,761
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	4,675,000	5,428,890
6.875%, 10/01/2022 (ETM)	3,175,000	3,687,001
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	580,000	587,975
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	740,000	760,468
School District of Broward County/FL:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,581,967
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,600,987
State of Florida,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	14,810,574
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,720,000	1,864,153
		86,581,539	8.2%
Georgia
Athens-Clarke County Unified Government Development Authority,
0.890%, 07/01/2035 (Callable 07/01/2017)(1)	5,800,000	5,800,000
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	2,325,000	2,789,419
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,050,000	10,259,564
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	1,410,000	1,484,716
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,835,000	1,711,412
0.000%, 12/01/2021 (ETM)	3,995,000	3,725,937
		25,771,048	2.4%
Illinois
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,029,398
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,828,140
County of Du Page IL,
5.600%, 01/01/2021	670,000	730,963
Illinois Finance Authority:
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	2,899,784
0.000%, 07/15/2023 (ETM)	25,510,000	22,681,706
0.000%, 07/15/2025 (ETM)	34,705,000	29,093,201
5.000%, 12/01/2030 (Callable 12/01/2021)	6,775,000	7,548,637
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	433,821
Kane County Community Unit School District,
9.000%, 01/01/2023 (Insured by AGM)	3,525,000	4,766,082
Kane McHenry Cook & De Kalb Counties Unit School District:
7.000%, 01/01/2018 (ETM)(Insured by AMBAC)	365,000	375,556
7.000%, 01/01/2019 (ETM)(Insured by AMBAC)	1,755,000	1,906,930
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,574,785
Lake County Community Consolidated School District No. 50 Woodland,
5.000%, 01/01/2021	1,375,000	1,529,921
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,067,000
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	2,250,000	2,581,065
Public Building Commission of Chicago,
7.000%, 01/01/2020 (ETM)	1,555,000	1,720,514
Regional Transportation Authority:
7.750%, 06/01/2020	560,000	620,760
6.700%, 11/01/2021	910,000	1,014,532
6.000%, 07/01/2022	4,705,000	5,601,255
Southern Illinois University:
5.250%, 04/01/2018	1,075,000	1,101,251
5.250%, 04/01/2019	1,390,000	1,454,010
State of Illinois:
6.500%, 06/15/2022	180,000	201,917
6.000%, 11/01/2026	3,000,000	3,418,470
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,348,460
Will County Community Unit School District No. 201-U Crete-Monee,
0.000%, 11/01/2024 (ETM)	705,000	613,428
Winnebago County IL School District:
0.000%, 01/01/2018 (ETM)(Insured by AGM)	155,000	154,273
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,191,275
		117,487,134	11.1%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,188,383
Hammond Multi-School Building Corp.,
6.000%, 01/15/2018 (ETM)	220,000	225,779
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021)(1)	1,550,000	1,548,698
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019	1,155,000	1,228,470
South Bend Community School Corp.,
5.000%, 07/15/2017	505,000	505,520
		5,696,850	0.5%
Iowa
Iowa Finance Authority,
0.920%, 12/01/2033 (Callable 07/01/2017)(Option Put Date 07/07/2017)(1)	4,050,000	4,050,000
Iowa Higher Education Loan Authority:
0.970%, 11/01/2030 (Callable 07/01/2017)(1)	400,000	400,000
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,355,759
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,387,240
5.000%, 09/01/2043 (Pre-refunded to 09/01/2023)	5,050,000	5,993,592
		15,186,591	1.4%
Kansas
City of Wichita KS:
5.000%, 11/15/2020 (ETM)	1,120,000	1,256,909
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	46,104
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,148,188
Wyandotte County-Kansas City Unified Government Utility System Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	1,974,606
		4,425,807	0.4%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023 (Pre-refunded to 02/01/2022)	70,000	81,420
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	70,000	81,420
5.000%, 02/01/2026 (Pre-refunded to 02/01/2022)	75,000	87,235
		250,075	0.0%
Louisiana
Jefferson Parish Hospital Service District:
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)(Insured by AGM)	2,370,000	2,744,934
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,250,856
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	11,625,000	14,677,957
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,125,000	28,196,543
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,655,000	7,354,108
State of Louisiana,
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,008,000
		65,232,398	6.2%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,220,000	1,444,395
State of Maryland,
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,098,080
		2,542,475	0.2%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,010,100
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,175,000	1,236,182
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	1,840,000	1,962,801
3.500%, 12/01/2046 (Callable 12/01/2025)	970,000	1,006,385
Massachusetts Water Resources Authority,
6.500%, 07/15/2019 (ETM)(Insured by FGIC-TCRS)	1,375,000	1,428,474
		21,643,942	2.0%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,431,573
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	565,910
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,196,670
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,360,898
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,004,190
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,408,800
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2025)	3,955,000	4,203,770
3.500%, 06/01/2047 (Callable 06/01/2026)	1,410,000	1,473,210
Michigan Strategic Fund,
0.960%, 12/01/2033 (Callable 07/01/2017)(1)	4,500,000	4,500,000
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,219,561
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,564,760
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,853,280
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,185,062
		31,967,684	3.0%
Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	500,000	595,670
Minnesota Housing Finance Agency:
4.250%, 07/01/2028 (Callable 01/01/2020)	270,000	280,592
4.500%, 07/01/2034 (Callable 07/01/2021)	655,000	685,844
University of Minnesota,
5.500%, 07/01/2021 (ETM)	10,380,000	11,627,572
		13,189,678	1.2%
Mississippi
Mississippi Development Bank,
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	985,264
State of Mississippi:
5.000%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,231,630
4.000%, 10/01/2035 (Callable 10/01/2027)	1,000,000	1,062,140
4.000%, 10/01/2036 (Callable 10/01/2027)	1,000,000	1,059,450
		4,338,484	0.4%
Missouri
Health & Educational Facilities Authority of the State of Missouri,
0.890%, 03/01/2040 (Callable 07/03/2017)(Optional Put Date 06/30/2017)(1)	900,000	900,000
Missouri Housing Development Commission,
4.000%, 05/01/2042 (Callable 11/01/2026)	1,425,000	1,552,367
		2,452,367	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	1,575,000	1,654,301
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,108,960
		2,763,261	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	825,000	869,880
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,067,420
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,230,000	2,427,622
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	485,000	495,631
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2020	5,000,000	5,392,350
5.000%, 06/15/2021 (Callable 06/15/2018)	1,000,000	1,034,030
New Jersey Turnpike Authority,
5.500%, 01/01/2025	2,100,000	2,615,277
		16,902,210	1.6%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,904,245
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	670,000	697,296
4.500%, 09/01/2028 (Callable 03/01/2020)	345,000	355,974
		3,957,515	0.4%
New York
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,177,807
5.000%, 08/01/2022	5,000,000	5,848,450
Metropolitan Transportation Authority,
6.000%, 04/01/2020 (ETM)	10,525,000	11,331,952
New York City Water & Sewer System:
1.020%, 06/15/2032 (Callable 07/17/2017)(Optional Put Date 06/30/2017)(1)	2,000,000	2,000,000
0.950%, 06/15/2043 (Callable 07/01/2017)(1)	2,000,000	2,000,000
New York State Dormitory Authority:
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	13,807,580
5.000%, 03/15/2030 (Callable 03/15/2024)	6,665,000	7,892,960
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,304,701
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,336,292
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,966,960
		57,666,702	5.5%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)(Callable 07/31/2017)	10,355,000	11,448,177
6.400%, 01/01/2021 (ETM)	3,352,000	3,676,608
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	13,527,198
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	604,569
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,180,270
		30,436,822	2.9%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,702,395
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	533,417
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	3,715,000	3,904,279
		6,140,091	0.6%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 ((Pre-refunded to 01/01/2022)	960,000	1,026,355
Cleveland Municipal School District:
4.000%, 12/01/2019	1,940,000	2,065,402
5.000%, 12/01/2020	2,015,000	2,259,500
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)	715,000	737,666
3.500%, 09/01/2046 (Callable 09/01/2025)	1,690,000	1,764,478
4.000%, 03/01/2047 (Callable 09/01/2025)	7,035,000	7,502,265
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,695,125
		23,050,791	2.2%
Oregon
State of Oregon,
4.000%, 12/01/2045 (Callable 06/01/2025)	4,470,000	4,786,342
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047 (Callable 07/01/2025)	1,890,000	2,022,546
		6,808,888	0.6%
Pennsylvania
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	1,270,000	1,348,715
Geisinger Authority,
0.870%, 10/01/2043 (Callable 07/01/2017)(1)	3,650,000	3,650,000
Latrobe Municipal Authority:
1.250%, 04/01/2019 (Insured by BAM)	120,000	119,815
3.000%, 04/01/2020 (Insured by BAM)	325,000	337,305
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	1,850,000	1,951,750
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)	1,165,000	1,281,954
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,738,910
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	3,099,858
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,754,265
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	1,290,000	1,441,459
		17,724,031	1.7%
Puerto Rico
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	1,555,000	1,555,000
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	620,000	620,000
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	890,000	1,043,222
Puerto Rico Public Finance Corp.:
6.000%, 08/01/2026 (ETM)	1,080,000	1,375,963
6.000%, 08/01/2026 (ETM)	1,750,000	2,229,570
6.000%, 08/01/2026 (ETM)	535,000	681,612
6.000%, 08/01/2026 (ETM)	750,000	955,530
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,082,165
		16,543,062	1.6%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	6,053,900	0.6%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,353,791
Piedmont Municipal Power Agency,
6.750%, 01/01/2020 (ETM)	6,450,000	7,307,205
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042 (Pre-refunded to 04/01/2020)	90,000	102,616
		12,763,612	1.2%
South Dakota
Harrisburg School District No 41-2,
2.375%, 08/01/2026	415,000	423,068
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	370,000	370,725
		793,793	0.1%
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.000%, 06/01/2021 (ETM)	1,270,000	1,200,836
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019 (ETM)	2,375,000	2,480,403
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	1,275,000	1,314,614
		4,995,853	0.5%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,628,313
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,148,646
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,186,190
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	603,510
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	865,000	961,889
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,675,000	1,965,981
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	937,235
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,673,802
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,519,025
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,520,050
City of El Paso TX Water & Sewer Revenue,
4.000%, 03/01/2028 (Callable 03/01/2026)	1,000,000	1,115,210
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)(Insured by AGM)	13,355,000	12,930,177
5.500%, 12/01/2024 (ETM)	1,735,000	2,129,747
5.500%, 12/01/2029 (ETM)	16,050,000	20,915,237
City of San Antonio TX Electric & Gas Systems Revenue,
5.650%, 02/01/2019 (ETM)	7,865,000	8,268,160
Conroe Independent School District,
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,016,286
County of Harris TX:
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	185,273
5.000%, 10/01/2026 (Callable 10/01/2025)	4,155,000	5,075,914
5.000%, 08/15/2027 (Callable 08/15/2022)	3,480,000	4,045,013
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,336,791
Dallas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,642,493
DeSoto Independent School District,
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,242,799
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,403,793
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	2,011,785
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,034,672
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,698,178
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,184,915
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,407,406
5.000%, 08/15/2025 (PSF Guaranteed)	1,430,000	1,753,209
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	4,370,000	4,566,213
5.750%, 07/01/2027 (ETM)	5,000,000	6,209,850
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020 (PSF Guaranteed)	1,000,000	1,089,450
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,204,379
Humble Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,693,860
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,517,613
Keller Independent School District/TX:
5.000%, 02/15/2022 (PSF Guaranteed)	1,370,000	1,584,035
5.000%, 02/15/2023 (PSF Guaranteed)	3,340,000	3,940,866
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,238,443
La Porte Independent School District/TX,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,319,533
Lamar Consolidated Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2025)(PSF Guaranteed)	5,860,000	7,094,936
5.000%, 02/15/2027 (Callable 02/15/2025)(PSF Guaranteed)	2,550,000	3,059,490
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,486,641
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,200,000	1,408,860
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,519,966
Lubbock Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,064,760
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,035,327
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,292,382
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,727,955
5.000%, 08/15/2025 (PSF Guaranteed)	2,600,000	3,192,020
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,841,550
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	180,500
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,181,080
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,240,882
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020 (PSF Guaranteed)	355,000	381,739
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	237,872
5.000%, 08/15/2024 (PSF Guaranteed)	135,000	160,724
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	6,957,381
5.000%, 08/01/2023 (PSF Guaranteed)	5,330,000	6,353,733
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,528,570
North Texas Tollway Authority:
5.125%, 01/01/2028 (Pre-refunded to 01/01/2018)	70,000	71,425
0.000%, 09/01/2043 (Callable 09/01/2031)	1,400,000	1,489,488
Northside Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,228,540
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	1,450,000	1,470,750
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,255,746
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,196,450
Port Arthur Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	1,700,000	2,044,522
Retama Development Corp.,
8.750%, 12/15/2018 (ETM)	2,035,000	2,246,782
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	791,000
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,106,694
Spring Independent School District,
5.000%, 08/15/2019 (Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,064,503
State of Texas,
5.000%, 08/01/2021	1,205,000	1,380,123
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	6,745,000	7,819,816
Temple Independent School District/TX,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,220,621
Texas State Public Finance Authority,
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	380,000	425,927
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021)(1)	1,585,000	1,739,490
Tomball Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	5,440,000	6,650,835
Town of Flower Mound TX,
5.000%, 03/01/2031 (Callable 03/01/2024)	505,000	595,339
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	692,526
The University of Texas System,
5.000%, 08/15/2022	8,595,000	10,096,632
Waco Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	3,085,000	3,605,748
5.000%, 08/15/2023 (PSF Guaranteed)	3,090,000	3,677,224
Wichita Falls Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	1,670,000	2,004,267
Wylie Independent School District/TX,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,312,202
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,171,378
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,871,181
		229,081,518	21.7%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)	3,900,000	4,456,959
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)	1,750,000	1,999,917
Utah Charter School Finance Authority:
5.000%, 04/15/2024	235,000	269,975
5.000%, 04/15/2037 (Callable 04/15/2026)	500,000	554,625
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	2,330,000	2,483,524
		9,765,000	0.9%
Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)(Insured by AGM)	1,095,000	1,128,606
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,757,175
Virginia College Building Authority,
0.890%, 11/01/2036 (Callable 07/01/2017)(1)	300,000	300,000
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,378,162
		4,563,943	0.4%
Washington
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020 (ETM)(Callable 07/31/2017)	2,835,000	3,063,189
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	4,910,985
State of Washington:
5.500%, 07/01/2023	5,040,000	5,958,187
5.000%, 07/01/2032 (Callable 01/01/2025)	6,000,000	6,996,000
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,192,687
5.000%, 08/01/2038 (Callable 08/01/2026)	975,000	1,138,079
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,029,481
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	722,167
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	8,552,952
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,770,000	5,669,526
		43,233,253	4.1%
Wisconsin
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026	685,000	842,975
0.000%, 12/15/2027 (ETM)	25,000	19,730
0.000%, 12/15/2029 (ETM)	70,000	51,324
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,295,000	2,542,768
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,410,000	1,529,061
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	907,696
5.000%, 12/15/2031 (Callable 06/15/2026)	2,530,000	2,950,132
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027 (Pre-refunded to 08/15/2022)	1,500,000	1,758,825
Wisconsin Housing & Economic Development Authority,
3.500%, 09/01/2046 (Callable 09/01/2025)	2,870,000	3,009,282
		13,611,792	1.3%
Total Municipal Bonds (Cost $1,012,288,035)		1,044,618,623	98.8%

SHORT-TERM INVESTMENT	Shares
Short-Term Investment
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.85% «	739,371	739,371
Total Short-Term Investment (Cost $739,371)		739,371	0.1%

Total Investments (Cost $1,013,027,406)		1,045,357,994	98.9%
Other Assets in Excess of Liabilities		11,415,755	1.1%
TOTAL NET ASSETS		$1,056,773,749	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FGIC-TCRS	Financial Guaranty Insurance Company
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
(2)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
^	Non Income Producing .
«	7-Day Yield.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	$310,000	$364,325
Black Belt Energy Gas District,
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)	1,000,000	1,089,920
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023)	30,000	33,677
5.000%, 03/01/2043 (Callable 03/01/2023)	285,000	315,675
0.000%, 03/01/2045 (Callable 09/01/2025)	45,000	46,402
Industrial Development Board of the City of Mobile Alabama,
1.625%, 07/15/2034 (Mandatory Tender Date 10/02/2018)	150,000	150,192
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	224,174
Special Care Facilities Financing Authority of the City of Pell City AL,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,098,340
Town of Mulga AL,
3.000%, 08/15/2018 (Insured by AGM)	200,000	204,420
		3,527,125	2.6%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	256,172
4.000%, 06/01/2040 (Callable 06/01/2021)	50,000	50,890
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	578,515
City of Valdez AK,
5.000%, 01/01/2021	435,000	481,362
		1,366,939	1.0%
Arizona
Arizona Department of Transportation State Highway Fund Revenue,
4.000%, 07/01/2030 (Callable 07/01/2022)	15,000	15,976
Arizona Health Facilities Authority,
2.760%, 02/01/2048 (Callable 08/09/2019)(Mandatory Tender Date 02/05/2020)(1)	100,000	101,612
Arizona Industrial Development Authority,
4.000%, 07/01/2018	490,000	493,489
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	488,359	484,823
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	438,888
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	587,215
The Industrial Development Authority of the County of Yavapai,
3.000%, 08/01/2017	220,000	220,220
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	250,000	246,228
4.000%, 07/01/2026	125,000	128,615
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	367,353
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	523,925
		3,608,344	2.6%
Arkansas
Arkansas Development Finance Authority,
3.000%, 07/01/2018	100,000	101,315
City of Conway AR Wasterwater Department,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	208,850
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)(3)	1,050,000	1,035,898
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	325,000	324,870
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	1,000,000	1,015,670
Little Rock Metrocentere Improvement District No 1,
0.960%, 12/01/2025 (Callable 07/01/2017)(1)	600,000	600,000
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2027 (Callable 09/01/2022)(Insured by BAM)	365,000	390,032
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	380,000	380,000
		4,056,635	3.0%
California
Abag Finance Authority for Nonprofit Corps.,
5.000%, 09/02/2025 (Insured by AGM)	350,000	425,999
Bay Area Toll Authority:
2.010%, 04/01/2045 (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024)(1)	300,000	309,306
1.610%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(1)	250,000	251,392
Belmont-Redwood Shores CA School District,
0.000%, 08/01/2031 (Callable 08/01/2026)	75,000	75,451
California Community College Financing Authority,
0.000%, 05/01/2034 (Callable 05/01/2018)	200,000	79,136
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	321,021
1.330%, 07/01/2022 (Callable 07/01/2017)(2)	300,000	286,069
California Public Finance Authority:
5.000%, 10/15/2020	180,000	195,064
5.000%, 10/15/2021	200,000	220,744
California School Finance Authority:
3.000%, 08/01/2017	50,000	50,057
3.000%, 08/01/2017	300,000	300,345
California Statewide Communities Development Authority:
5.250%, 12/01/2027 (Pre-refunded to 12/01/2017)	35,000	35,615
3.143%, 04/01/2028 (1)(2)	700,000	633,449
Chawanakee Unified School District:
0.000%, 08/01/2026 (Insured by BAM)	110,000	113,099
0.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM)	100,000	101,897
0.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM)	75,000	75,677
0.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM)	80,000	79,871
City of Redding CA,
1.383%, 07/01/2022 (ETM)(1)(2)	150,000	143,258
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041 (Callable 08/01/2026)(Insured by AGM)	140,000	146,129
Corona-Norca Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM)	890,000	1,199,106
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM)	30,000	30,446
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	354,183
Dinuba Redevelopment Agency,
5.000%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	330,000	382,312
East Bay Municipal Utility District Water System Revenue,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	557,740
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM)	225,000	214,560
Encinitas Union School District/CA,
0.000%, 08/01/2030 (Callable 08/01/2025)	205,000	131,177
Fresno Joint Powers Financing Authority:
5.000%, 04/01/2020	250,000	273,012
5.000%, 04/01/2027 (Insured by AGM)	305,000	367,013
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	417,907
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	140,000	163,272
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	323,197
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	50,000	58,612
5.000%, 11/15/2029	50,000	59,577
Mount Diablo Unified School District/CA,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM)	530,000	484,627
Mountain View Los Altos Union High School District/CA,
0.000%, 08/01/2030	85,000	86,894
Needles Unified School District,
0.000%, 08/01/2034 (Insured by AGM)	25,000	22,761
Northern California Gas Authority,
1.399%, 07/01/2019 (1)	480,000	478,277
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)	110,000	125,329
Palomar Health:
3.000%, 11/01/2017	150,000	150,471
0.000%, 08/01/2040 (Callable 08/01/2030)	95,000	106,706
Redondo Beach Unified School District:
0.000%, 08/01/2031	20,000	20,136
6.375%, 08/01/2034 (Callable 08/01/2026)	590,000	780,110
Rialto Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2036)(Insured by AGM)	240,000	228,682
Rio Hondo Community College District/CA,
0.000%, 08/01/2042 (Callable 08/01/2034)	125,000	122,694
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	298,100
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	450,000	525,393
San Diego Unified School District/CA:
5.000%, 07/01/2030 (Callable 07/01/2026)	570,000	686,086
4.000%, 07/01/2032 (Callable 07/01/2026)	300,000	327,180
Solano County Community College District,
0.000%, 08/01/2041 (Callable 08/01/2028)	100,000	86,281
State of California:
5.000%, 10/01/2029 (Callable 10/01/2024)	225,000	265,768
1.572%, 12/01/2029 (Callable 06/01/2018)(Mandatory Tender Date 12/03/2018)(1)	125,000	125,415
Upland Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2025)	245,000	254,768
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM)	50,000	44,736
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM)	50,000	42,870
		13,638,977	10.0%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	150,106
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	300,000	300,408
Cathedral Pines Metropolitan District,
2.625%, 12/01/2021	175,000	171,173
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	120,501
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	300,000	360,900
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	591,035
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2025	750,000	887,535
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	546,490
Denver Health & Hospital Authority,
5.000%, 12/01/2017 (Callable 07/31/2017)	250,000	250,823
E-470 Public Highway Authority,
1.870%, 09/01/2039 (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(1)	500,000	504,165
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	160,000	160,205
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	65,000	65,034
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	715,542
5.000%, 12/01/2026 (Insured by BAM)	460,000	552,405
		5,376,322	3.9%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	250,000	271,030
State of Connecticut Special Tax Revenue,
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	338,478
		609,508	0.4%
District of Columbia
District of Columbia,
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	104,249
District of Columbia Housing Finance Agency,
3.500%, 06/15/2023	470,000	486,111
Metropolitan Washington Airports Authority,
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	292,600
Metropolitan Washington Airports Authority Dulles Toll Road Revenue:
6.500%, 10/01/2041 (Callable 10/01/2026)	305,000	393,966
0.000%, 10/01/2044 (Callable 10/01/2028)	210,000	247,092
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024 (Callable 07/01/2019)	50,000	53,788
		1,577,806	1.2%
Florida
City of Orlando FL,
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	111,957
County of Bay FL Water and Sewer System Revenue,
4.000%, 09/01/2018	250,000	257,900
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	146,036
0.000%, 10/01/2039 (Callable 10/01/2029)	50,000	59,832
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	350,000	374,157
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	567,375
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2018	200,000	205,070
Martin County Health Facilities Authority,
5.000%, 11/15/2023	260,000	301,964
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	149,677
5.000%, 07/01/2021	250,000	271,295
Monroe County School District/FL,
5.000%, 10/01/2025 (Insured by AGM)	200,000	242,304
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Callable 07/01/2020)(Insured by AGM)	130,000	140,746
Pinellas County Health Facilities Authority,
1.784%, 11/15/2023 (Callable 07/01/2017)(1)(2)	325,000	311,261
Village Community Development District No. 7,
4.000%, 05/01/2021	240,000	255,103
		3,394,677	2.5%
Georgia
Athens-Clarke County Unified Government Development Authority,
0.890%, 07/01/2035 (Callable 07/01/2017)(1)	35,000	35,000
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)(1)	400,000	400,440
Burke County Development Authority,
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020)	100,000	100,955
Chatham County Hospital Authority,
5.000%, 01/01/2031 (Callable 01/01/2022)	150,000	167,508
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 01/01/2020)	225,000	241,290
5.000%, 01/01/2028 (Callable 01/01/2020)	1,000,000	1,068,880
City of Dahlonega GA Water & Sewer Revenue,
4.000%, 09/01/2021 (Insured by AGM)	150,000	164,280
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	500,000	586,115
Murray County School District,
4.000%, 10/01/2017	240,000	241,706
		3,006,174	2.2%
Illinois
Bureau County Township High School District No. 502,
6.625%, 10/01/2043 (Callable 12/01/2023)(Insured by BAM)	110,000	135,445
Chicago O'Hare International Airport,
5.500%, 01/01/2031 (Pre-refunded to 1/01/2021)	500,000	572,450
City of Berwyn IL,
4.000%, 12/01/2020	100,000	105,835
City of Chicago IL:
4.250%, 01/01/2019	175,000	180,320
5.000%, 01/01/2023 (Callable 01/01/2020)	100,000	100,835
5.000%, 01/01/2024	250,000	252,895
5.000%, 01/01/2026 (Callable 07/31/2017)(Insured by AGM)	60,000	60,165
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	253,452
City of Chicago IL Wastewater Transmission Revenue:
5.000%, 01/01/2018 (Insured by BHAC)	150,000	152,673
5.000%, 01/01/2023	170,000	193,623
5.000%, 01/01/2025 (Callable 01/01/2024)	110,000	127,083
City of Flora IL,
4.000%, 11/15/2023 (Callable 11/15/2017)(Insured by AMBAC)	240,000	239,990
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018 (Insured by BAM)	250,000	259,065
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	174,880
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	140,815
Cook County Community College District No 524 Moraine Valley,
5.000%, 12/01/2021 (Callable 12/01/2017)	500,000	507,520
Cook County Community College District No. 508,
5.000%, 12/01/2017	200,000	202,698
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	168,336
Cook County School District No 170 Chicago Heights,
5.000%, 12/01/2026 (Callable 07/27/2017)	1,250,000	1,252,050
Cook County School District No. 83,
5.625%, 06/01/2033	245,000	285,518
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	155,292
Ford Etc Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	550,000	643,456
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	101,047
5.000%, 02/15/2021	100,000	108,249
5.000%, 10/01/2021	170,000	186,822
5.000%, 10/01/2023	205,000	229,750
5.000%, 01/01/2029 (Callable 01/01/2027)	380,000	434,910
5.250%, 02/15/2030 (Callable 02/15/2020)	200,000	216,170
5.000%, 08/01/2030 (Callable 08/01/2024)	265,000	303,247
5.000%, 12/01/2030 (Callable 12/01/2021)	500,000	557,095
4.000%, 05/15/2034 (Callable 05/15/2026)	180,000	180,392
2.085%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(1)	300,000	300,150
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	50,000	54,914
Illinois Housing Development Authority,
2.450%, 06/01/2043 (Callable 01/01/2023)	868,019	843,202
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	440,000	479,644
Joliet Park District,
4.000%, 02/01/2018	350,000	354,358
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036 (Callable 01/01/2021)	285,000	321,930
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023	150,000	171,584
5.700%, 06/15/2025 (Callable 06/15/2022)	50,000	56,909
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	111,781
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	400,000	462,920
5.000%, 12/01/2024 (Insured by BAM)	100,000	115,409
State of Illinois:
5.000%, 01/01/2022 (Callable 01/01/2020)	215,000	219,988
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	683,540
5.000%, 05/01/2027 (Callable 05/01/2024)	150,000	151,892
5.250%, 07/01/2028 (Callable 07/01/2023)	150,000	153,084
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	422,628
Town of Cicero IL,
5.000%, 01/01/2019 (Insured by AGM)	400,000	419,712
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	128,000	127,937
Village of Crestwood IL:
2.000%, 12/15/2018 (Insured by BAM)	225,000	226,663
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	217,152
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	400,000	458,408
Village of River Grove IL:
4.000%, 12/15/2026 (Insured by BAM)	220,000	228,237
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	185,000	190,278
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	209,202
Village of Rosemont IL,
5.375%, 12/01/2031 (Callable 12/01/2020)	685,000	739,074
Will County Community High School District No 210 Lincoln-Way,
0.000%, 01/01/2033	25,000	10,221
Will County Community High School District No. 210 Lincoln-Way:
4.000%, 01/01/2022 (Callable 01/01/2019)	75,000	73,850
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	208,371
Will County IL School District No. 365 Valley View,
0.000%, 11/01/2021 (Insured by AGM)	260,000	240,841
Will County Township High School District No. 204 Joliet:
5.000%, 01/01/2025	125,000	148,183
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	345,132
		17,229,272	12.6%
Indiana
City of Rockport IN,
1.750%, 06/01/2025 (Mandatory Tender Date 06/01/2018)	100,000	100,411
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019)	300,000	302,100
Indiana Bond Bank:
1.570%, 10/15/2022 (1)	100,000	96,027
1.746%, 10/15/2022 (1)	510,000	495,746
Indiana Finance Authority,
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	175,083
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021)	500,000	499,580
		1,668,947	1.2%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	104,058
4.000%, 05/01/2037 (Callable 05/01/2025)	500,000	495,245
4.250%, 05/01/2037 (Callable 05/01/2022)	450,000	454,865
Iowa Finance Authority:
3.500%, 09/01/2017	100,000	100,106
0.920%, 12/01/2033 (Callable 07/01/2017)(Optional Put Date 07/07/2017)(1)	400,000	400,000
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018 (Callable 06/01/2018)	1,000,000	1,005,090
		2,559,364	1.9%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	346,154
4.000%, 12/01/2021	440,000	465,084
5.000%, 12/01/2022	140,000	155,562
State of Kansas Department of Transportation,
1.104%, 09/01/2019 (1)	115,000	115,008
		1,081,808	0.8%
Kentucky
Kentucky Municipal Power Agency,
5.000%, 09/01/2037 (Pre-refunded to 09/01/2017)	85,000	85,531
Louisville/Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	348,501
		434,032	0.3%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 07/01/2017	50,000	50,000	0.0%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	290,000	302,783
4.000%, 11/15/2045 (Callable 11/15/2025)	625,000	664,969
		967,752	0.7%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.960%, 07/01/2019 (Acquired 12/9/2015, Cost $150,000)(Callable 07/31/2017)(1) *	150,000	149,980
Massachusetts Development Finance Agency,
5.000%, 07/01/2017	340,000	340,000
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/01/2018)	700,000	720,727
		1,210,707	0.9%
Michigan
Adrian City School District,
5.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	125,000	149,172
City of Detroit MI Sewage Disposal System Revenue,
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	155,000	169,107
City of Detroit MI Water Supply System Revenue:
4.250%, 07/01/2018	100,000	102,861
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	54,511
City of Wyandotte MI Electric System Revenue,
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,433
Hudsonville Public Schools,
4.000%, 05/01/2018 (Insured by Q-SBLF)	100,000	102,358
Lake Orion Community School District,
5.000%, 05/01/2025 (Insured By Q-SBLF)	1,635,000	1,971,303
Michigan Finance Authority,
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	279,807
Warren Consolidated Schools:
5.000%, 05/01/2019 (Insured by BAM)	130,000	138,522
5.000%, 05/01/2025 (Insured by BAM)	300,000	360,033
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	290,460
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	53,423
		3,699,990	2.7%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	238,676
5.000%, 05/01/2031 (Callable 05/01/2027)	200,000	230,486
City of Plato MN,
4.000%, 04/01/2021	280,000	299,953
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)	160,000	169,752
4.000%, 01/01/2047 (Callable 01/01/2026)	1,105,000	1,184,317
Western Minnesota Municipal Power Agency,
5.000%, 01/01/2033 (Callable 01/01/2024)	140,000	159,577
		2,282,761	1.7%
Mississippi
City of Jackson MS Water & Sewer System Revenue,
4.000%, 09/01/2018 (Insured by BAM)	250,000	257,257
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	587,879
4.375%, 03/01/2023 (Callable 07/01/2019)	150,000	156,933
6.750%, 12/01/2033 (Callable 12/01/2023)(Insured by AGM)	100,000	126,759
State of Mississippi,
1.440%, 09/01/2017 (Callable 07/31/2017)(1)	220,000	220,077
		1,348,905	1.0%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	260,757
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2018	100,000	101,763
4.000%, 08/01/2019	150,000	154,172
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)	225,000	227,585
4.000%, 05/01/2042 (Callable 11/01/2026)	1,250,000	1,361,725
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	500,000	510,630
State of Missouri Environmental Improvement & Energy Resources Authority,
1.418%, 12/01/2022 (Callable 07/01/2017)(1)(2)	500,000	466,502
		3,083,134	2.3%
Montana
City of Billings MT Sewer System Revenue:
5.000%, 07/01/2028 (Callable 07/01/2027)	300,000	369,795
5.000%, 07/01/2029 (Callable 07/01/2027)	550,000	671,935
Montana Board of Housing,
3.600%, 12/01/2030 (Callable 06/01/2022)	480,000	487,003
		1,528,733	1.1%
Nebraska
County of Buffalo NE:
4.000%, 12/15/2029 (Callable 09/13/2021)	200,000	213,490
4.000%, 12/15/2031 (Callable 09/13/2021)	300,000	318,018
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	159,555
Gering School District:
5.000%, 12/01/2031 (Callable 05/30/2022)	225,000	252,418
5.000%, 12/01/2033 (Callable 05/30/2022)	430,000	481,127
5.000%, 12/01/2034 (Callable 05/30/2022)	300,000	335,226
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027 (Callable 06/15/2022)	200,000	216,280
4.000%, 12/15/2028 (Callable 06/15/2022)	275,000	296,450
		2,272,564	1.7%
Nevada
City of North Las Vegas NV:
2.000%, 12/01/2017	190,000	190,555
2.000%, 12/01/2018	190,000	191,339
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)	860,000	892,861
5.375%, 10/01/2039 (Callable 04/01/2019)	285,000	293,231
		1,567,986	1.1%
New Jersey
City of Atlantic City NJ,
5.000%, 03/01/2021	100,000	109,368
City of Newark NJ,
5.000%, 09/01/2017	100,000	100,553
Landis Sewage Authority,
3.127%, 09/19/2019 (1)(2)	150,000	145,082
New Jersey Economic Development Authority,
5.000%, 06/15/2023 (Insured by BAM)	275,000	300,809
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	200,000	235,518
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	161,662
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	225,000	262,303
New Jersey Higher Education Student Assistance Authority,
5.250%, 12/01/2028 (Callable 12/01/2019)	65,000	69,220
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	345,000	367,080
5.000%, 06/15/2021 (Callable 06/15/2018)	350,000	361,910
0.000%, 12/15/2024	340,000	283,438
New Jersey Turnpike Authority,
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	578,695
		2,975,638	2.2%
New Mexico
New Mexico Municipal Energy Acquisition Authority,
1.454%, 11/01/2039 (Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(1)	190,000	189,517	0.1%
New York
Brooklyn Arena Local Development Corp.,
4.000%, 07/15/2029 (Callable 01/15/2027)(Insured by AGM)	610,000	660,734
City of New York NY:
0.940%, 08/01/2021 (Callable 07/01/2017)(Insured by AGM)(1)	200,000	200,000
1.020%, 11/01/2026 (Insured by AGM)(Optional Put Date 07/31/2017)(1)	100,000	100,000
City of New York NY Transitional Revenue,
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	291,935
County of Nassau NY:
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	95,000	98,777
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	5,000	5,178
JPMorgan Chase Putters/Drivers Trust,
1.000%, 11/01/2019 (Callable 05/01/2019)(1)	1,500,000	1,500,000
Metropolitan Transportation Authority,
5.000%, 11/15/2038 (Callable 11/15/2023)	170,000	192,486
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	500,000	537,615
Nassau Health Care Corp.,
2.750%, 01/16/2018	450,000	451,683
New York City Transitional Finance Authority Future Tax Secured Revenue,
1.020%, 11/01/2022 (Optional Put Date 07/31/2017)(1)	200,000	200,000
New York City Water & Sewer System,
1.070%, 06/15/2032 (Callable 07/17/2017)(Optional Put Date 07/31/2017)(1)	875,000	875,000
New York State Dormitory Authority:
4.000%, 12/01/2018	400,000	410,668
5.000%, 07/01/2023	150,000	178,061
New York State Energy Research & Development Authority,
1.523%, 12/01/2020 (1)(2)	750,000	741,002
Niskayuna Central School District,
1.630%, 03/15/2019	165,000	164,753
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	250,000	296,270
State of New York,
1.697%, 02/13/2032 (Callable 07/06/2017)(2)	125,000	114,845
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	430,000	447,333
		7,466,340	5.5%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	150,000	169,341
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	650,000	704,243
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	150,000	151,362
		1,024,946	0.7%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041 (Callable 07/31/2017)	370,000	368,002
County of Ward ND,
4.000%, 04/01/2026 (Callable 04/01/2023)(Insured by AGM)	1,030,000	1,108,630
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 07/17/2017)	915,000	878,016
North Dakota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 01/01/2026)	490,000	514,966
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 08/14/2017)	75,000	75,182
		2,944,796	2.2%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027 (Callable 02/15/2022)	245,000	279,883
City of Bowling Green OH,
4.500%, 06/01/2019	150,000	155,022
City of Cleveland OH,
5.000%, 10/01/2023	430,000	510,535
City of Cleveland OH Airport System Revenue,
5.000%, 01/01/2025 (Insured by AGM)	100,000	119,229
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	300,000	350,295
Columbus-Franklin County Finance Authority,
3.820%, 11/15/2036 (Callable 11/15/2021)	500,000	501,575
County of Crawford OH,
1.430%, 11/01/2017 (Callable 07/31/2017)	300,000	300,081
County of Licking OH:
4.000%, 12/01/2026 (Callable 12/01/2021)	105,000	113,806
4.000%, 12/01/2027 (Callable 12/01/2021)	60,000	64,717
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	268,455
Lancaster Port Authority,
1.324%, 08/01/2019 (Callable 02/01/2019)(1)	200,000	199,096
New Riegel Local School District:
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	224,952
4.000%, 12/01/2035 (Callable 12/01/2020)(Insured by BAM)	345,000	360,052
4.000%, 12/01/2037 (Callable 12/01/2020)(Insured by BAM)	370,000	385,163
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)	460,000	490,553
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031)	150,000	143,493
0.000%, 02/15/2036 (Callable 02/15/2031)	335,000	320,069
State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	263,356
		5,050,332	3.7%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
1.453%, 06/01/2019 (Callable 07/01/2017)(1)(2)	50,000	49,894
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	217,418
		267,312	0.2%
Oregon
Clackamas Community College District,
0.000%, 06/15/2040 (Callable 06/15/2027)	300,000	303,612
Umatilla County School District No. 6R,
0.000%, 06/15/2035 (Callable 06/15/2027)	415,000	362,909
Washington & Multnomah Counties School District No 48J Beaverton:
0.000%, 06/15/2035 (Callable 06/15/2027)	505,000	568,469
0.000%, 06/15/2036 (Callable 06/15/2027)	500,000	561,435
		1,796,425	1.3%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	116,291
Bethlehem Parking Authority,
2.000%, 10/01/2018	250,000	253,125
Greater Latrobe School Authority,
2.250%, 04/15/2019 (Callable 07/31/2017)	670,000	670,844
Montgomery County Industrial Development Authority/PA,
1.020%, 11/15/2029 (Callable 07/01/2017)(Optional Put Date 07/31/2017)(1)	1,250,000	1,250,000
Northampton County General Purpose Authority,
2.310%, 08/15/2043 (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(1)	225,000	225,875
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	510,000	538,050
Pennsylvania Turnpike Commission:
5.000%, 12/01/2023 (Pre-refunded to 12/01/2019)	200,000	218,194
0.000%, 12/01/2028	305,000	335,717
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	258,097
0.000%, 12/01/2030 (Callable 12/01/2027)	475,000	588,254
0.000%, 12/01/2038 (Callable 12/01/2028)	210,000	220,777
Reading School District,
5.000%, 02/01/2023	230,000	264,491
The School District of Philadelphia:
5.000%, 09/01/2017	100,000	100,525
5.000%, 09/01/2017	300,000	301,575
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)	250,000	294,860
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	133,795
		5,770,470	4.2%
Puerto Rico
Commonwealth of Puerto Rico:
4.700%, 07/01/2017	25,000	25,000
4.750%, 07/01/2018	60,000	60,748
5.500%, 07/01/2018	200,000	205,808
		291,556	0.2%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	80,000	85,931
Rhode Island Health & Educational Building Corp.,
5.000%, 05/15/2024	200,000	236,582
Rhode Island Housing & Mortgage Finance Corp./RI:
0.800%, 04/01/2044 (Callable 07/21/2017)(Mandatory Tender Date 10/01/2017)	75,000	74,995
1.050%, 10/01/2044 (Callable 10/01/2017)(Mandatory Tender Date 04/01/2018)	150,000	149,889
3.500%, 10/01/2046 (Callable 04/01/2025)	135,000	139,743
		687,140	0.5%
South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	284,213
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	588,400
South Carolina Jobs-Economic Development Authority,
6.500%, 08/01/2039 (Callable 08/01/2021)(Insured by AGM)	60,000	69,786
South Carolina Public Service Authority,
5.000%, 12/01/2022	165,000	188,319
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	232,104
University of South Carolina,
5.000%, 05/01/2023	140,000	164,812
		1,527,634	1.1%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028 (Callable 09/01/2020)	325,000	355,579	0.3%
Tennessee
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	224,380
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	164,270
5.000%, 04/01/2028 (Callable 04/01/2027)	500,000	577,470
Metropolitan Government Nashville & Davidson County Revenue,
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020)	255,000	255,163
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	59,160
Tennessee Housing Development Agency:
4.000%, 01/01/2042 (Callable 07/01/2026)	300,000	326,457
4.000%, 07/01/2043 (Callable 01/01/2023)	75,000	78,256
4.000%, 07/01/2045 (Callable 01/01/2025)	200,000	213,978
		1,899,134	1.4%
Texas
Allen Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	413,171
Arlington Higher Education Finance Corp.,
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	273,545
City of Round Rock TX:
4.000%, 12/01/2022	280,000	309,750
4.000%, 12/01/2024	205,000	229,186
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2018	180,000	187,018
Crane County Water District,
5.000%, 02/15/2023	250,000	290,317
Grand Parkway Transportation Corp.,
0.000%, 10/01/2048 (Callable 10/01/2028)	250,000	225,243
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	117,982
5.000%, 12/01/2035 (Callable 12/01/2022)	425,000	469,124
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018 (Insured by BAM)	140,000	140,683
2.000%, 04/01/2019 (Insured by BAM)	375,000	376,658
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	200,000	200,598
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	266,840
Leander Independent School District,
0.000%, 08/15/2047 (Pre-refunded to 8/15/24)(PSF Guaranteed)	950,000	234,555
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	595,665
Millsap Independent School District,
0.000%, 02/15/2018	125,000	123,771
New Hope Cultural Education Facilities Finance Corp.:
1.000%, 02/01/2018 (Callable 08/01/2017)	200,000	199,526
3.000%, 07/01/2019	125,000	127,006
4.000%, 04/01/2020	175,000	183,458
4.000%, 07/01/2022	120,000	129,323
3.625%, 08/15/2022 (Callable 08/15/2021)	230,000	231,272
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	119,169
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	779,855
0.000%, 09/01/2043 (Callable 09/01/2031)	300,000	319,176
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	119,976
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	119,594
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	100,000	116,634
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	75,000	76,097
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	200,000	200,352
Texas Municipal Gas Acquisition & Supply Corp. I,
5.625%, 12/15/2017	105,000	106,216
Texas Municipal Gas Acquisition & Supply Corp. II,
1.535%, 09/15/2017 (1)	55,000	55,013
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	214,540
5.000%, 12/15/2028 (Callable 12/15/2022)	500,000	557,560
Viridian Municipal Management District,
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	109,940
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	592,365
		8,811,178	6.4%
Utah
Salt Lake City Corp Airport Revenue,
5.000%, 07/01/2030 (Callable 07/01/2027)	125,000	150,869
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)	365,000	427,696
5.000%, 04/15/2028 (Callable 04/15/2026)	720,000	836,978
5.000%, 04/15/2037 (Callable 04/15/2026)	520,000	576,810
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	465,000	495,639
		2,487,992	1.8%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	428,072	0.3%
Washington
Central Puget Sound Regional Transit Authority,
1.610%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	250,000	250,357
City of Tacoma WA Solid Waste Utility Revenue:
5.000%, 12/01/2026 (Callable 06/01/2026)	360,000	438,811
5.000%, 12/01/2027 (Callable 06/01/2026)	400,000	482,200
State of Washington,
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	734,578
Washington State Housing Finance Commission,
3.700%, 12/01/2034 (Callable 06/01/2025)	375,000	383,254
WBRP 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	75,000	87,317
		2,376,517	1.7%
Wisconsin
Baraboo Community Development Authority,
3.500%, 03/01/2019 (Callable 03/01/2018)	500,000	504,605
Public Finance Authority:
4.000%, 12/01/2020	650,000	647,322
3.000%, 11/15/2022 (Callable 11/15/2018)	750,000	752,370
State of Wisconsin,
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	413,434
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	625,000	692,475
Waukesha Housing Authority,
1.950%, 12/01/2042 (Callable 07/01/2017)(Optional Put Date 07/07/2017)(1)	230,000	230,000
West Allis West Milwaukee School District:
3.000%, 04/01/2019	130,000	129,474
4.000%, 04/01/2024 (Insured by AGM)	180,000	192,942
Wisconsin Center District:
5.250%, 12/15/2023	175,000	202,139
5.250%, 12/15/2027	70,000	83,629
5.000%, 12/15/2028 (Callable 06/15/2026)	125,000	148,357
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	429,215
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2018 (Callable 09/01/2017)	175,000	175,836
5.000%, 07/01/2023	165,000	186,430
5.000%, 07/01/2024	250,000	286,558
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,698
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,146,270
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	397,369
5.125%, 04/15/2031 (Callable 04/15/2023)	350,000	393,694
5.000%, 09/15/2037 (Callable 09/15/2022)	350,000	369,096
5.250%, 10/15/2039 (Callable 10/15/2021)	260,000	284,170
Wisconsin Housing & Economic Development Authority:
4.550%, 07/01/2037 (Callable 07/01/2022)	165,000	169,196
4.700%, 07/01/2047 (Callable 07/01/2022)	90,000	92,375
		7,983,654	5.8%
Total Municipal Bonds (Cost $133,923,328)		135,482,694	99.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.85% «	265,084	265,084
Total Short-Term Investment (Cost $265,084)		265,084	0.2%
Total Investments (Cost $134,188,412)		135,747,778	99.2%
Other Assets in Excess of Liabilities		1,052,400	0.8%
TOTAL NET ASSETS		$136,800,178	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities' rates are as of June 30, 2017.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield.
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2017, the value of these securities total $149,980, which represents 0.11% of total net assets.

(b)  Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:  September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:  September 5, 2017

By:      /s/Terrance Maxwell
Terrance Maxwell, Treasurer

Date:  September 5, 2017